Quarterly Report
September 30, 2021
State Street Variable Insurance Series Funds, Inc.

State Street Variable Insurance Series Funds, Inc.
Quarterly Report
September 30, 2021

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.7% †
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	1,864	$160,229
Apparel Retail - 1.3%
Ross Stores Inc.	3,318	361,164
Application Software - 3.2%
Adobe Inc. (a)	330	189,988
Intuit Inc.	119	64,202
salesforce.com Inc. (a)	1,586	430,155
Splunk Inc. (a)	1,516	219,380
		903,725
Asset Management & Custody Banks - 0.2%
Blackstone Inc.	573	66,663
Auto Parts & Equipment - 0.7%
Magna International Inc.	2,598	195,474
Automotive Retail - 0.6%
O'Reilly Automotive Inc. (a)	276	168,653
Biotechnology - 1.5%
Biogen Inc. (a)	218	61,692
BioMarin Pharmaceutical Inc. (a)	1,239	95,762
Vertex Pharmaceuticals Inc. (a)	1,383	250,862
		408,316
Building Products - 0.9%
Allegion PLC	611	80,762
Trane Technologies PLC	962	166,089
		246,851
Cable & Satellite - 1.6%
Charter Communications Inc., Class A (a)	155	112,772
Comcast Corp., Class A	6,039	337,761
		450,533
Communications Equipment - 0.2%
Cisco Systems Inc.	1,100	59,873
Construction Materials - 0.3%
Martin Marietta Materials Inc.	231	78,928
Data Processing & Outsourced Services - 5.7%
Fidelity National Information Services Inc.	2,738	333,160
Mastercard Inc., Class A	870	302,481
PayPal Holdings Inc. (a)	694	180,586
Visa Inc., Class A	3,443	766,928
		1,583,155
Diversified Banks - 2.6%
JPMorgan Chase & Co.	4,434	725,801
Diversified Support Services - 1.0%
Cintas Corp.	311	118,385
IAA Inc. (a)	2,961	161,582
		279,967
Electric Utilities - 0.9%
NextEra Energy Inc.	3,110	244,197
	Number of Shares	Fair Value
Electronic Components - 2.2%
Amphenol Corp., Class A	3,649	$267,216
Corning Inc.	9,399	342,970
		610,186
Environmental & Facilities Services - 1.0%
Waste Management Inc.	1,830	273,329
Financial Exchanges & Data - 1.1%
CME Group Inc.	528	102,105
MSCI Inc.	98	59,617
S&P Global Inc.	265	112,596
Tradeweb Markets Inc., Class A	450	36,351
		310,669
Footwear - 0.4%
NIKE Inc., Class B	746	108,342
Healthcare Equipment - 3.4%
Becton Dickinson & Co.	572	140,609
Boston Scientific Corp. (a)	7,791	338,051
Edwards Lifesciences Corp. (a)	818	92,606
Medtronic PLC	1,628	204,070
Zimmer Biomet Holdings Inc.	1,158	169,485
		944,821
Healthcare Services - 0.6%
Cigna Corp.	898	179,744
Home Improvement Retail - 2.1%
Lowe's Companies Inc.	2,410	488,893
The Home Depot Inc.	274	89,943
		578,836
Hotels, Resorts & Cruise Lines - 1.1%
Marriott International Inc., Class A (a)	2,028	300,327
Household Products - 1.3%
Colgate-Palmolive Co.	1,250	94,475
The Procter & Gamble Co.	1,958	273,728
		368,203
Hypermarkets & Super Centers - 0.4%
Walmart Inc.	711	99,099
Industrial Conglomerates - 1.5%
Honeywell International Inc.	2,001	424,772
Industrial Gases - 1.3%
Air Products & Chemicals Inc.	1,472	376,994
Industrial Machinery - 1.5%
Parker-Hannifin Corp.	1,103	308,421
Xylem Inc.	815	100,799
		409,220
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	498	75,412
Integrated Oil & Gas - 0.8%
Chevron Corp.	1,332	135,132
Exxon Mobil Corp.	1,632	95,994
		231,126

See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Interactive Home Entertainment - 0.2%
Activision Blizzard Inc.	866	$67,020
Interactive Media & Services - 8.2%
Alphabet Inc., Class C (a)	183	487,752
Alphabet Inc., Class A (a)	384	1,026,632
Facebook Inc., Class A (a)	2,250	763,627
		2,278,011
Internet & Direct Marketing Retail - 4.8%
Amazon.com Inc. (a)(b)	407	1,337,011
Investment Banking & Brokerage - 0.7%
The Charles Schwab Corp.	2,557	186,252
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	323	103,334
Life & Health Insurance - 0.2%
Lincoln National Corp.	627	43,106
Life Sciences Tools & Services - 0.6%
IQVIA Holdings Inc. (a)	752	180,134
Managed Healthcare - 2.5%
Humana Inc.	444	172,783
UnitedHealth Group Inc.	1,383	540,393
		713,176
Movies & Entertainment - 2.3%
Netflix Inc. (a)	435	265,498
The Walt Disney Co. (a)	2,272	384,354
		649,852
Multi-Line Insurance - 0.3%
American International Group Inc.	1,513	83,049
Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	1,145	312,516
Multi-Utilities - 1.4%
Sempra Energy	3,135	396,577
Oil & Gas Equipment & Services - 0.3%
Schlumberger N.V.	2,401	71,166
Oil & Gas Exploration & Production - 1.5%
ConocoPhillips	4,932	334,241
Pioneer Natural Resources Co.	578	96,243
		430,484
Packaged Foods & Meats - 1.4%
Mondelez International Inc., Class A	6,751	392,773
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	390	116,973
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	3,126	184,965
Elanco Animal Health Inc. (a)	1,447	46,145
Johnson & Johnson	1,458	235,467
Merck & Company Inc.	5,888	442,248
Viatris Inc.	7,967	107,953
		1,016,778
	Number of Shares	Fair Value
Property & Casualty Insurance - 1.1%
Chubb Ltd.	1,849	$320,764
Railroads - 0.5%
Union Pacific Corp.	770	150,928
Regional Banks - 3.4%
First Republic Bank	1,607	309,958
Regions Financial Corp.	20,528	437,452
SVB Financial Group (a)	332	214,764
		962,174
Restaurants - 0.6%
McDonald's Corp.	710	171,188
Semiconductor Equipment - 1.3%
Applied Materials Inc.	2,808	361,474
Semiconductors - 4.8%
Advanced Micro Devices Inc. (a)	1,366	140,561
NVIDIA Corp.	1,578	326,899
QUALCOMM Inc.	3,451	445,110
Texas Instruments Inc.	2,270	436,317
		1,348,887
Soft Drinks - 0.8%
PepsiCo Inc.	1,531	230,278
Specialized REITs - 1.1%
American Tower Corp.	1,110	294,605
Specialty Chemicals - 0.5%
DuPont de Nemours Inc.	934	63,503
Ecolab Inc.	174	36,300
PPG Industries Inc.	313	44,762
		144,565
Systems Software - 7.0%
Microsoft Corp.	6,061	1,708,717
Oracle Corp.	1,220	106,298
ServiceNow Inc. (a)	210	130,677
		1,945,692
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc.	9,572	1,354,438
Trading Companies & Distributors - 1.2%
United Rentals Inc. (a)	926	324,961
Trucking - 0.1%
Lyft Inc., Class A (a)	361	19,346
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	602	76,912
Total Common Stock (Cost $16,361,092)		27,309,033
Short-Term Investments - 2.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (c)(d) (Cost $660,212)	660,212	660,212
Total Investments (Cost $17,021,304)		27,969,245
Liabilities in Excess of Other Assets, net - (0.1)%		(30,637)
NET ASSETS - 100.0%		$27,938,608

See Notes to Schedule of Investments.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	December 2021	2	$449,327	$429,775	$(19,552)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2021.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$27,309,033	$—	$—	$27,309,033
Short-Term Investments	660,212	—	—	660,212
Total Investments in Securities	$27,969,245	$—	$—	$27,969,245
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(19,552)	—	—	(19,552)
Total Other Financial Instruments	$(19,552)	$—	$—	$(19,552)

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	582,660	$582,660	$5,327,792	$5,250,240	$—	$—	660,212	$660,212	$130
See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.4% †
Advertising - 0.1%
Omnicom Group Inc.	1,023	$74,126
The Interpublic Group of Companies Inc.	2,061	75,577
		149,703
Aerospace & Defense - 1.5%
General Dynamics Corp.	1,181	231,512
Howmet Aerospace Inc.	2,272	70,886
Huntington Ingalls Industries Inc.	200	38,612
L3Harris Technologies Inc.	1,068	235,216
Lockheed Martin Corp.	1,323	456,567
Northrop Grumman Corp.	795	286,319
Raytheon Technologies Corp.	8,077	694,299
Textron Inc.	1,311	91,521
The Boeing Co. (a)	2,975	654,322
TransDigm Group Inc. (a)	270	168,634
		2,927,888
Agricultural & Farm Machinery - 0.3%
Deere & Co.	1,502	503,275
Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	2,896	173,789
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	787	68,469
Expeditors International of Washington Inc.	832	99,116
FedEx Corp.	1,308	286,831
United Parcel Service Inc., Class B	3,914	712,740
		1,167,156
Airlines - 0.3%
Alaska Air Group Inc. (a)	700	41,020
American Airlines Group Inc. (a)	3,511	72,046
Delta Air Lines Inc. (a)	3,506	149,391
Southwest Airlines Co. (a)	3,202	164,679
United Airlines Holdings Inc. (a)	1,811	86,149
		513,285
Alternative Carriers - 0.0% *
Lumen Technologies Inc.	5,933	73,510
Apparel Retail - 0.3%
Ross Stores Inc.	1,930	210,080
The Gap Inc.	1,215	27,581
The TJX Companies Inc.	6,449	425,505
		663,166
Apparel, Accessories & Luxury Goods - 0.2%
Hanesbrands Inc.	1,711	29,361
PVH Corp. (a)	407	41,835
Ralph Lauren Corp.	270	29,981
Tapestry Inc.	1,589	58,825
Under Armour Inc., Class A (a)	500	10,090
Under Armour Inc., Class C (a)	1,012	17,730
VF Corp.	1,741	116,630
		304,452
Application Software - 2.6%
Adobe Inc. (a)	2,540	1,462,329
	Number of Shares	Fair Value
ANSYS Inc. (a)	471	$160,352
Autodesk Inc. (a)	1,173	334,504
Cadence Design Systems Inc. (a)	1,443	218,528
Ceridian HCM Holding Inc. (a)	666	75,005
Citrix Systems Inc.	707	75,910
Intuit Inc.	1,474	795,238
Paycom Software Inc. (a)	250	123,937
PTC Inc. (a)	600	71,874
salesforce.com Inc. (a)	5,126	1,390,274
Synopsys Inc. (a)	843	252,403
Tyler Technologies Inc. (a)	200	91,730
		5,052,084
Asset Management & Custody Banks - 0.8%
Ameriprise Financial Inc.	576	152,133
BlackRock Inc.	768	644,091
Franklin Resources Inc.	1,491	44,313
Invesco Ltd.	2,050	49,425
Northern Trust Corp.	1,192	128,510
State Street Corp. (b)	1,906	161,476
T Rowe Price Group Inc.	1,203	236,630
The Bank of New York Mellon Corp.	4,119	213,529
		1,630,107
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	1,487	221,518
BorgWarner Inc.	1,447	62,525
		284,043
Automobile Manufacturers - 2.1%
Ford Motor Co. (a)	20,537	290,804
General Motors Co. (a)	7,649	403,179
Tesla Inc. (a)	4,333	3,360,155
		4,054,138
Automotive Retail - 0.3%
Advance Auto Parts Inc.	304	63,503
AutoZone Inc. (a)	112	190,175
CarMax Inc. (a)	834	106,719
O'Reilly Automotive Inc. (a)	374	228,536
		588,933
Biotechnology - 1.9%
AbbVie Inc.	9,398	1,013,762
Amgen Inc.	3,011	640,289
Biogen Inc. (a)	800	226,392
Gilead Sciences Inc.	6,808	475,539
Incyte Corp. (a)	1,122	77,171
Moderna Inc. (a)	1,865	717,764
Regeneron Pharmaceuticals Inc. (a)	561	339,506
Vertex Pharmaceuticals Inc. (a)	1,392	252,495
		3,742,918
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	1,078	49,998
Broadcasting - 0.1%
Discovery Inc., Class A (a)	806	20,456
Discovery Inc., Class C (a)	1,640	39,803
Fox Corp., Class A	1,530	61,368
Fox Corp., Class B	740	27,469

See Notes to Schedule of Investments.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
ViacomCBS Inc., Class B	3,236	$127,855
		276,951
Building Products - 0.5%
Allegion PLC	533	70,452
AO Smith Corp.	798	48,734
Carrier Global Corp.	4,270	221,015
Fortune Brands Home & Security Inc.	799	71,446
Johnson Controls International PLC	3,783	257,547
Masco Corp.	1,282	71,215
Trane Technologies PLC	1,257	217,021
		957,430
Cable & Satellite - 1.0%
Charter Communications Inc., Class A (a)	671	488,193
Comcast Corp., Class A	24,507	1,370,676
DISH Network Corp., Class A (a)	1,098	47,719
		1,906,588
Casinos & Gaming - 0.2%
Caesars Entertainment Inc. (a)	1,071	120,252
Las Vegas Sands Corp. (a)	1,739	63,647
MGM Resorts International	1,997	86,171
Penn National Gaming Inc. (a)	755	54,707
Wynn Resorts Ltd. (a)	481	40,765
		365,542
Commodity Chemicals - 0.2%
Dow Inc.	3,848	221,491
LyondellBasell Industries N.V., Class A	1,338	125,571
		347,062
Communications Equipment - 0.8%
Arista Networks Inc. (a)	282	96,907
Cisco Systems Inc.	22,440	1,221,409
F5 Networks Inc. (a)	353	70,169
Juniper Networks Inc.	1,889	51,985
Motorola Solutions Inc.	925	214,896
		1,655,366
Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	1,117	118,078
Construction & Engineering - 0.0% *
Quanta Services Inc.	784	89,235
Construction Machinery & Heavy Trucks - 0.5%
Caterpillar Inc.	2,899	556,521
Cummins Inc.	742	166,624
PACCAR Inc.	1,844	145,528
Westinghouse Air Brake Technologies Corp.	1,025	88,365
		957,038
Construction Materials - 0.1%
Martin Marietta Materials Inc.	327	111,730
Vulcan Materials Co.	695	117,566
		229,296
Consumer Electronics - 0.1%
Garmin Ltd.	800	124,368
	Number of Shares	Fair Value
Consumer Finance - 0.7%
American Express Co.	3,405	$570,440
Capital One Financial Corp.	2,370	383,869
Discover Financial Services	1,577	193,734
Synchrony Financial	2,866	140,090
		1,288,133
Copper - 0.1%
Freeport-McMoRan Inc.	8,021	260,923
Data Processing & Outsourced Services - 3.7%
Automatic Data Processing Inc.	2,233	446,421
Broadridge Financial Solutions Inc.	662	110,316
Fidelity National Information Services Inc.	3,356	408,358
Fiserv Inc. (a)	3,225	349,913
FleetCor Technologies Inc. (a)	439	114,698
Global Payments Inc.	1,596	251,498
Jack Henry & Associates Inc.	437	71,694
Mastercard Inc., Class A	4,580	1,592,374
Paychex Inc.	1,735	195,101
PayPal Holdings Inc. (a)	6,207	1,615,123
The Western Union Co.	2,524	51,035
Visa Inc., Class A	8,963	1,996,508
		7,203,039
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	994	66,608
Constellation Brands Inc., Class A	872	183,722
		250,330
Distributors - 0.1%
Genuine Parts Co.	797	96,620
LKQ Corp. (a)	1,564	78,701
Pool Corp.	200	86,882
		262,203
Diversified Banks - 3.3%
Bank of America Corp.	39,468	1,675,417
Citigroup Inc.	10,696	750,645
JPMorgan Chase & Co.	15,948	2,610,528
U.S. Bancorp	7,260	431,534
Wells Fargo & Co.	22,036	1,022,691
		6,490,815
Diversified Chemicals - 0.0% *
Eastman Chemical Co.	617	62,157
Diversified Support Services - 0.2%
Cintas Corp.	478	181,956
Copart Inc. (a)	1,178	163,412
		345,368
Drug Retail - 0.1%
Walgreens Boots Alliance Inc.	3,882	182,648
Electric Utilities - 1.6%
Alliant Energy Corp.	1,400	78,372
American Electric Power Company Inc.	2,666	216,426
Duke Energy Corp.	4,015	391,824
Edison International	1,870	103,729
Entergy Corp.	1,147	113,909
Evergy Inc.	1,088	67,674

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Eversource Energy	1,739	$142,181
Exelon Corp.	5,234	253,011
FirstEnergy Corp.	3,108	110,707
NextEra Energy Inc.	10,539	827,522
NRG Energy Inc.	1,518	61,980
Pinnacle West Capital Corp.	700	50,652
PPL Corp.	3,931	109,596
The Southern Co.	5,652	350,254
Xcel Energy Inc.	2,897	181,062
		3,058,899
Electrical Components & Equipment - 0.6%
AMETEK Inc.	1,249	154,889
Eaton Corporation PLC	2,156	321,912
Emerson Electric Co.	3,266	307,657
Generac Holdings Inc. (a)	324	132,409
Rockwell Automation Inc.	635	186,716
		1,103,583
Electronic Components - 0.2%
Amphenol Corp., Class A	3,304	241,952
Corning Inc.	3,947	144,026
		385,978
Electronic Equipment & Instruments - 0.3%
Keysight Technologies Inc. (a)	1,000	164,290
Teledyne Technologies Inc. (a)	252	108,254
Trimble Inc. (a)	1,400	115,150
Zebra Technologies Corp., Class A (a)	300	154,626
		542,320
Electronic Manufacturing Services - 0.1%
IPG Photonics Corp. (a)	179	28,354
TE Connectivity Ltd.	1,787	245,212
		273,566
Environmental & Facilities Services - 0.3%
Republic Services Inc.	1,117	134,107
Rollins Inc.	1,200	42,396
Waste Management Inc.	2,106	314,552
		491,055
Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings Inc.	1,250	69,775
Corteva Inc.	3,989	167,857
FMC Corp.	758	69,402
The Mosaic Co.	2,054	73,369
		380,403
Financial Exchanges & Data - 1.1%
Cboe Global Markets Inc.	577	71,467
CME Group Inc.	1,915	370,323
Intercontinental Exchange Inc.	3,001	344,575
MarketAxess Holdings Inc.	206	86,662
Moody's Corp.	871	309,301
MSCI Inc.	433	263,411
Nasdaq Inc.	576	111,179
S&P Global Inc.	1,311	557,031
		2,113,949
Food Distributors - 0.1%
Sysco Corp.	2,842	223,097
Food Retail - 0.1%
The Kroger Co.	3,456	139,726
	Number of Shares	Fair Value
Footwear - 0.5%
NIKE Inc., Class B	6,799	$987,419
Gas Utilities - 0.0% *
Atmos Energy Corp.	700	61,740
General Merchandise Stores - 0.5%
Dollar General Corp.	1,250	265,175
Dollar Tree Inc. (a)	1,149	109,982
Target Corp.	2,640	603,953
		979,110
Gold - 0.1%
Newmont Corp.	4,335	235,391
Health Care REITs - 0.2%
Healthpeak Properties Inc.	2,669	89,358
Ventas Inc.	2,129	117,542
Welltower Inc.	2,320	191,168
		398,068
Healthcare Distributors - 0.2%
AmerisourceBergen Corp.	813	97,113
Cardinal Health Inc.	1,681	83,142
Henry Schein Inc. (a)	863	65,726
McKesson Corp.	816	162,694
		408,675
Healthcare Equipment - 3.5%
Abbott Laboratories	9,430	1,113,966
ABIOMED Inc. (a)	238	77,474
Baxter International Inc.	2,723	219,011
Becton Dickinson & Co.	1,527	375,367
Boston Scientific Corp. (a)	7,745	336,056
Danaher Corp.	3,404	1,036,314
DexCom Inc. (a)	512	279,992
Edwards Lifesciences Corp. (a)	3,364	380,838
Hologic Inc. (a)	1,277	94,255
IDEXX Laboratories Inc. (a)	452	281,099
Intuitive Surgical Inc. (a)	638	634,268
Medtronic PLC	7,162	897,757
ResMed Inc.	795	209,522
STERIS PLC	500	102,140
Stryker Corp.	1,737	458,082
Teleflex Inc.	260	97,903
Zimmer Biomet Holdings Inc.	1,087	159,093
		6,753,137
Healthcare Facilities - 0.2%
HCA Healthcare Inc.	1,296	314,565
Universal Health Services Inc., Class B	364	50,367
		364,932
Healthcare Services - 0.6%
Cigna Corp.	1,841	368,494
CVS Health Corp.	6,967	591,220
DaVita Inc. (a)	358	41,621
Laboratory Corporation of America Holdings (a)	529	148,882
Quest Diagnostics Inc.	618	89,802
		1,240,019
Healthcare Supplies - 0.3%
Align Technology Inc. (a)	394	262,179

See Notes to Schedule of Investments.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
DENTSPLY SIRONA Inc.	1,277	$74,130
The Cooper Companies Inc.	257	106,221
West Pharmaceutical Services Inc.	410	174,061
		616,591
Healthcare Technology - 0.1%
Cerner Corp.	1,630	114,948
Home Building - 0.2%
D.R. Horton Inc.	1,775	149,047
Lennar Corp., Class A	1,444	135,274
NVR Inc. (a)	20	95,881
PulteGroup Inc.	1,535	70,487
		450,689
Home Furnishings - 0.0% *
Leggett & Platt Inc.	775	34,751
Mohawk Industries Inc. (a)	331	58,719
		93,470
Home Improvement Retail - 1.3%
Lowe's Companies Inc.	3,725	755,654
The Home Depot Inc.	5,617	1,843,836
		2,599,490
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts Inc. (a)	3,617	59,066
Hotels, Resorts & Cruise Lines - 0.7%
Booking Holdings Inc. (a)	223	529,373
Carnival Corp. (a)	4,167	104,217
Expedia Group Inc. (a)	764	125,219
Hilton Worldwide Holdings Inc. (a)	1,515	200,147
Marriott International Inc., Class A (a)	1,497	221,691
Norwegian Cruise Line Holdings Ltd. (a)	2,096	55,984
Royal Caribbean Cruises Ltd. (a)	1,063	94,554
		1,331,185
Household Appliances - 0.0% *
Whirlpool Corp.	359	73,186
Household Products - 1.3%
Church & Dwight Company Inc.	1,223	100,983
Colgate-Palmolive Co.	4,426	334,517
Kimberly-Clark Corp.	1,802	238,657
The Clorox Co.	684	113,277
The Procter & Gamble Co.	12,945	1,809,711
		2,597,145
Housewares & Specialties - 0.0% *
Newell Brands Inc.	2,334	51,675
Human Resource & Employment Services - 0.0% *
Robert Half International Inc.	575	57,690
Hypermarkets & Super Centers - 1.1%
Costco Wholesale Corp.	2,352	1,056,871
Walmart Inc.	7,604	1,059,846
		2,116,717
Independent Power Producers & Energy Traders - 0.0% *
The AES Corp.	3,256	74,334
	Number of Shares	Fair Value
Industrial Conglomerates - 1.1%
3M Co.	3,037	$532,751
General Electric Co.	5,938	611,792
Honeywell International Inc.	3,709	787,346
Roper Technologies Inc.	551	245,818
		2,177,707
Industrial Gases - 0.6%
Air Products & Chemicals Inc.	1,154	295,551
Linde PLC	2,768	812,076
		1,107,627
Industrial Machinery - 0.8%
Dover Corp.	806	125,333
Fortive Corp.	1,849	130,484
IDEX Corp.	411	85,056
Illinois Tool Works Inc.	1,555	321,310
Ingersoll Rand Inc. (a)	2,211	111,456
Otis Worldwide Corp.	2,060	169,497
Parker-Hannifin Corp.	698	195,175
Pentair PLC	953	69,216
Snap-on Inc.	282	58,924
Stanley Black & Decker Inc.	874	153,221
Xylem Inc.	895	110,694
		1,530,366
Industrial REITs - 0.3%
Duke Realty Corp.	1,853	88,703
Prologis Inc.	3,912	490,682
		579,385
Insurance Brokers - 0.6%
Aon PLC, Class A	1,223	349,497
Arthur J Gallagher & Co.	1,027	152,663
Brown & Brown Inc.	1,145	63,490
Marsh & McLennan Companies Inc.	2,696	408,255
Willis Towers Watson PLC	647	150,402
		1,124,307
Integrated Oil & Gas - 1.3%
Chevron Corp.	10,385	1,053,558
Exxon Mobil Corp.	22,541	1,325,862
Occidental Petroleum Corp.	4,649	137,517
		2,516,937
Integrated Telecommunication Services - 1.1%
AT&T Inc.	38,065	1,028,136
Verizon Communications Inc.	22,102	1,193,729
		2,221,865
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	4,228	327,205
Electronic Arts Inc.	1,498	213,090
Take-Two Interactive Software Inc. (a)	626	96,448
		636,743
Interactive Media & Services - 6.7%
Alphabet Inc., Class C (a)	1,505	4,011,291
Alphabet Inc., Class A (a)	1,609	4,301,694
Facebook Inc., Class A (a)	12,637	4,288,871
Match Group Inc. (a)	1,443	226,537
Twitter Inc. (a)	4,151	250,679
		13,079,072

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Internet & Direct Marketing Retail - 4.1%
Amazon.com Inc. (a)(c)	2,328	$7,647,573
eBay Inc.	3,486	242,870
Etsy Inc. (a)	700	145,572
		8,036,015
Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	794	83,045
VeriSign Inc. (a)	543	111,320
		194,365
Investment Banking & Brokerage - 1.1%
Morgan Stanley	7,854	764,273
Raymond James Financial Inc.	1,020	94,125
The Charles Schwab Corp.	7,970	580,535
The Goldman Sachs Group Inc.	1,812	684,990
		2,123,923
IT Consulting & Other Services - 1.1%
Accenture PLC, Class A	3,391	1,084,849
Cognizant Technology Solutions Corp., Class A	2,706	200,812
DXC Technology Co. (a)	1,457	48,970
Gartner Inc. (a)	437	132,795
International Business Machines Corp.	4,756	660,751
		2,128,177
Leisure Products - 0.0% *
Hasbro Inc.	692	61,740
Life & Health Insurance - 0.4%
Aflac Inc.	3,266	170,257
Globe Life Inc.	457	40,687
Lincoln National Corp.	863	59,331
MetLife Inc.	3,799	234,512
Principal Financial Group Inc.	1,311	84,428
Prudential Financial Inc.	2,005	210,926
		800,141
Life Sciences Tools & Services - 1.4%
Agilent Technologies Inc.	1,642	258,664
Bio-Rad Laboratories Inc., Class A (a)	100	74,595
Bio-Techne Corp.	200	96,914
Charles River Laboratories International Inc. (a)	272	112,246
Illumina Inc. (a)	803	325,705
IQVIA Holdings Inc. (a)	1,003	240,259
Mettler-Toledo International Inc. (a)	120	165,283
PerkinElmer Inc.	641	111,079
Thermo Fisher Scientific Inc.	2,097	1,198,079
Waters Corp. (a)	315	112,550
		2,695,374
Managed Healthcare - 1.5%
Anthem Inc.	1,288	480,166
Centene Corp. (a)	3,195	199,081
Humana Inc.	704	273,962
UnitedHealth Group Inc.	5,056	1,975,581
		2,928,790
Metal & Glass Containers - 0.1%
Ball Corp.	1,658	149,170
	Number of Shares	Fair Value
Movies & Entertainment - 1.6%
Live Nation Entertainment Inc. (a)	800	$72,904
Netflix Inc. (a)	2,368	1,445,285
The Walt Disney Co. (a)	9,689	1,639,088
		3,157,277
Multi-Line Insurance - 0.2%
American International Group Inc.	4,463	244,974
Assurant Inc.	339	53,477
The Hartford Financial Services Group Inc.	1,931	135,653
		434,104
Multi-Sector Holdings - 1.4%
Berkshire Hathaway Inc., Class B (a)	9,895	2,700,741
Multi-Utilities - 0.7%
Ameren Corp.	1,442	116,802
CenterPoint Energy Inc.	2,964	72,914
CMS Energy Corp.	1,449	86,549
Consolidated Edison Inc.	1,879	136,396
Dominion Energy Inc.	4,307	314,497
DTE Energy Co.	1,080	120,647
NiSource Inc.	1,717	41,603
Public Service Enterprise Group Inc.	2,733	166,440
Sempra Energy	1,700	215,050
WEC Energy Group Inc.	1,635	144,207
		1,415,105
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	700	133,749
Boston Properties Inc.	798	86,463
Vornado Realty Trust	811	34,070
		254,282
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,481	86,085
Halliburton Co.	4,615	99,776
Schlumberger N.V.	7,704	228,347
		414,208
Oil & Gas Exploration & Production - 0.7%
APA Corp.	2,348	50,318
Cabot Oil & Gas Corp.	2,380	51,789
ConocoPhillips	7,072	479,269
Devon Energy Corp.	2,912	103,405
Diamondback Energy Inc.	905	85,676
EOG Resources Inc.	3,158	253,493
Hess Corp.	1,531	119,586
Marathon Oil Corp.	4,302	58,808
Pioneer Natural Resources Co.	1,209	201,311
		1,403,655
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	3,227	199,461
Phillips 66	2,327	162,960
Valero Energy Corp.	2,188	154,407
		516,828

See Notes to Schedule of Investments.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan Inc.	10,356	$173,256
ONEOK Inc.	2,408	139,640
The Williams Companies Inc.	6,455	167,443
		480,339
Packaged Foods & Meats - 0.8%
Campbell Soup Co.	1,076	44,988
Conagra Brands Inc.	2,363	80,035
General Mills Inc.	3,199	191,364
Hormel Foods Corp.	1,608	65,928
Kellogg Co.	1,286	82,201
Lamb Weston Holdings Inc.	868	53,269
McCormick & Company Inc.	1,310	106,149
Mondelez International Inc., Class A	7,403	430,707
The Hershey Co.	789	133,538
The JM Smucker Co.	653	78,380
The Kraft Heinz Co.	3,328	122,537
Tyson Foods Inc., Class A	1,466	115,726
		1,504,822
Paper Packaging - 0.3%
Amcor PLC	8,803	102,027
Avery Dennison Corp.	438	90,758
International Paper Co.	2,215	123,863
Packaging Corporation of America	498	68,445
Sealed Air Corp.	931	51,009
Westrock Co.	1,358	67,669
		503,771
Personal Products - 0.2%
The Estee Lauder Companies Inc., Class A	1,242	372,513
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	11,789	697,555
Catalent Inc. (a)	902	120,029
Eli Lilly & Co.	4,221	975,262
Johnson & Johnson	14,018	2,263,907
Merck & Company Inc.	13,500	1,013,985
Organon & Co.	1,403	46,004
Pfizer Inc.	29,755	1,279,763
Viatris Inc.	7,112	96,368
Zoetis Inc.	2,506	486,515
		6,979,388
Property & Casualty Insurance - 0.7%
Chubb Ltd.	2,356	408,719
Cincinnati Financial Corp.	723	82,581
Loews Corp.	1,024	55,224
The Allstate Corp.	1,612	205,224
The Progressive Corp.	3,177	287,169
The Travelers Companies Inc.	1,324	201,261
WR Berkley Corp.	678	49,616
		1,289,794
Publishing - 0.0% *
News Corp., Class A	2,096	49,319
News Corp., Class B	748	17,376
		66,695
Railroads - 0.8%
CSX Corp.	11,865	352,865
Kansas City Southern	455	123,141
	Number of Shares	Fair Value
Norfolk Southern Corp.	1,336	$319,638
Union Pacific Corp.	3,431	672,511
		1,468,155
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	1,816	176,806
Regional Banks - 1.1%
Citizens Financial Group Inc.	2,100	98,658
Comerica Inc.	648	52,164
Fifth Third Bancorp	3,893	165,219
First Republic Bank	936	180,536
Huntington Bancshares Inc.	8,076	124,855
KeyCorp	5,252	113,548
M&T Bank Corp.	690	103,044
People's United Financial Inc.	2,459	42,959
Regions Financial Corp.	5,202	110,855
SVB Financial Group (a)	300	194,064
The PNC Financial Services Group Inc.	2,311	452,124
Truist Financial Corp.	7,168	420,403
Zions Bancorp NA	1,000	61,890
		2,120,319
Reinsurance - 0.0% *
Everest Re Group Ltd.	200	50,156
Research & Consulting Services - 0.4%
Equifax Inc.	644	163,202
IHS Markit Ltd.	2,027	236,389
Jacobs Engineering Group Inc.	664	88,000
Leidos Holdings Inc.	800	76,904
Nielsen Holdings PLC	2,328	44,674
Verisk Analytics Inc.	895	179,242
		788,411
Residential REITs - 0.3%
AvalonBay Communities Inc.	755	167,338
Equity Residential	1,730	139,992
Essex Property Trust Inc.	337	107,752
Mid-America Apartment Communities Inc.	600	112,050
UDR Inc.	1,639	86,834
		613,966
Restaurants - 1.2%
Chipotle Mexican Grill Inc. (a)	152	276,263
Darden Restaurants Inc.	708	107,241
Domino's Pizza Inc.	200	95,392
McDonald's Corp.	3,938	949,491
Starbucks Corp.	6,276	692,306
Yum! Brands Inc.	1,550	189,580
		2,310,273
Retail REITs - 0.3%
Federal Realty Investment Trust	394	46,488
Kimco Realty Corp.	3,332	69,139
Realty Income Corp.	2,000	129,720
Regency Centers Corp.	820	55,210
Simon Property Group Inc.	1,778	231,087
		531,644
Semiconductor Equipment - 0.8%
Applied Materials Inc.	4,848	624,083
Enphase Energy Inc. (a)	700	104,979

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
KLA Corp.	801	$267,942
Lam Research Corp.	764	434,831
Teradyne Inc.	836	91,266
		1,523,101
Semiconductors - 4.7%
Advanced Micro Devices Inc. (a)	5,558	571,918
Analog Devices Inc.	2,830	473,968
Broadcom Inc.	2,176	1,055,208
Intel Corp.	21,759	1,159,320
Microchip Technology Inc.	1,451	222,714
Micron Technology Inc.	5,956	422,757
Monolithic Power Systems Inc.	236	114,384
NVIDIA Corp.	13,305	2,756,264
NXP Semiconductors N.V.	1,415	277,156
Qorvo Inc. (a)	600	100,314
QUALCOMM Inc.	5,991	772,719
Skyworks Solutions Inc.	904	148,961
Texas Instruments Inc.	4,908	943,367
Xilinx Inc.	1,305	197,042
		9,216,092
Soft Drinks - 1.2%
Monster Beverage Corp. (a)	2,033	180,591
PepsiCo Inc.	7,351	1,105,664
The Coca-Cola Co.	20,710	1,086,654
		2,372,909
Specialized REITs - 1.2%
American Tower Corp.	2,360	626,368
Crown Castle International Corp.	2,352	407,649
Digital Realty Trust Inc.	1,555	224,620
Equinix Inc.	470	371,361
Extra Space Storage Inc.	664	111,545
Iron Mountain Inc.	1,483	64,436
Public Storage	802	238,274
SBA Communications Corp.	609	201,317
Weyerhaeuser Co.	3,967	141,106
		2,386,676
Specialty Chemicals - 0.7%
Albemarle Corp.	610	133,572
Celanese Corp.	626	94,301
DuPont de Nemours Inc.	2,738	186,156
Ecolab Inc.	1,347	281,011
International Flavors & Fragrances Inc.	1,299	173,702
PPG Industries Inc.	1,278	182,767
The Sherwin-Williams Co.	1,255	351,061
		1,402,570
Specialty Stores - 0.2%
Bath & Body Works Inc.	1,457	91,835
Tractor Supply Co.	637	129,062
Ulta Beauty Inc. (a)	292	105,389
		326,286
Steel - 0.1%
Nucor Corp.	1,591	156,698
	Number of Shares	Fair Value
Systems Software - 6.6%
Fortinet Inc. (a)	700	$204,428
Microsoft Corp.	39,986	11,272,853
NortonLifeLock Inc.	2,772	70,132
Oracle Corp.	8,743	761,777
ServiceNow Inc. (a)	1,051	654,006
		12,963,196
Technology Distributors - 0.1%
CDW Corp.	744	135,423
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc.	83,675	11,840,012
Hewlett Packard Enterprise Co.	6,633	94,520
HP Inc.	6,153	168,346
NetApp Inc.	1,158	103,942
Seagate Technology Holdings PLC	1,002	82,685
Western Digital Corp. (a)	1,658	93,578
		12,383,083
Tobacco - 0.6%
Altria Group Inc.	9,753	443,957
Philip Morris International Inc.	8,279	784,766
		1,228,723
Trading Companies & Distributors - 0.2%
Fastenal Co.	3,100	159,991
United Rentals Inc. (a)	391	137,214
WW Grainger Inc.	242	95,120
		392,325
Trucking - 0.1%
JB Hunt Transport Services Inc.	452	75,583
Old Dominion Freight Line Inc.	476	136,127
		211,710
Water Utilities - 0.1%
American Water Works Company Inc.	921	155,686
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	3,142	401,422
Total Common Stock (Cost $54,306,941)		194,529,124
Short-Term Investments - 0.7%
State Street Institutional Liquid Reserves Fund - Premier Class 0.04% (d)(e) (Cost $1,469,145)	1,468,850	1,469,144
Total Investments (Cost $55,776,086)		195,998,268
Liabilities in Excess of Other Assets, net - (0.1)%		(275,244)
NET ASSETS - 100.0%		$195,723,024

See Notes to Schedule of Investments.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	December 2021	7	$1,559,355	$1,504,212	$(55,143)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At September 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2021.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$194,529,124	$—	$—	$194,529,124
Short-Term Investments	1,469,144	—	—	1,469,144
Total Investments in Securities	$195,998,268	$—	$—	$195,998,268
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(55,143)	—	—	(55,143)
Total Other Financial Instruments	$(55,143)	$—	$—	$(55,143)

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	1,906	$138,719	$—	$—	$—	$22,757	1,906	$161,476	$3,069
State Street Institutional Liquid Reserves Fund, Premier Class	1,280,065	1,280,321	18,037,829	17,847,923	(1,083)	—	1,468,850	1,469,144	639
TOTAL		$1,419,040	$18,037,829	$17,847,923	$(1,083)	$22,757		$1,630,620	$3,708
See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	11

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.1% †
Apparel Retail - 2.0%
Ross Stores Inc.	7,004	$762,385
Application Software - 5.5%
Adobe Inc. (a)	464	267,134
salesforce.com Inc. (a)	4,135	1,121,495
Splunk Inc. (a)	5,345	773,475
		2,162,104
Biotechnology - 2.4%
BioMarin Pharmaceutical Inc. (a)	5,629	435,065
Vertex Pharmaceuticals Inc. (a)	2,702	490,116
		925,181
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	762	554,401
Data Processing & Outsourced Services - 8.9%
Fidelity National Information Services Inc.	4,543	552,792
Mastercard Inc., Class A	1,801	626,172
PayPal Holdings Inc. (a)	2,149	559,191
Visa Inc., Class A	7,755	1,727,426
		3,465,581
Financial Exchanges & Data - 1.3%
S&P Global Inc.	1,230	522,615
Healthcare Equipment - 1.8%
Boston Scientific Corp. (a)	16,487	715,371
Home Improvement Retail - 2.9%
Lowe's Companies Inc.	5,578	1,131,553
Industrial Conglomerates - 1.6%
Honeywell International Inc.	2,924	620,707
Industrial Gases - 1.0%
Air Products & Chemicals Inc.	1,506	385,702
Industrial Machinery - 1.6%
Parker-Hannifin Corp.	2,289	640,050
Interactive Media & Services - 13.9%
Alphabet Inc., Class C (a)	904	2,409,440
Alphabet Inc., Class A (a)	323	863,547
Facebook Inc., Class A (a)	6,309	2,141,212
		5,414,199
Internet & Direct Marketing Retail - 7.7%
Alibaba Group Holding Ltd. ADR (a)(b)	1,879	278,186
Amazon.com Inc. (a)	711	2,335,663
Chewy Inc., Class A (a)	5,632	383,596
		2,997,445
Investment Banking & Brokerage - 1.6%
The Charles Schwab Corp.	8,755	637,714
Managed Healthcare - 1.7%
UnitedHealth Group Inc.	1,727	674,808
	Number of Shares	Fair Value
Movies & Entertainment - 1.3%
The Walt Disney Co. (a)	2,935	$496,514
Pharmaceuticals - 1.2%
Elanco Animal Health Inc. (a)	14,761	470,728
Regional Banks - 1.1%
First Republic Bank	2,298	443,238
Semiconductor Equipment - 2.2%
Applied Materials Inc.	6,529	840,478
Semiconductors - 7.1%
Advanced Micro Devices Inc. (a)	4,223	434,547
NVIDIA Corp. (b)	6,022	1,247,518
QUALCOMM Inc.	8,331	1,074,532
		2,756,597
Soft Drinks - 1.8%
PepsiCo Inc.	4,585	689,630
Specialized REITs - 1.2%
American Tower Corp.	1,779	472,164
Systems Software - 12.1%
Microsoft Corp.	13,207	3,723,317
ServiceNow Inc. (a)	1,598	994,388
		4,717,705
Technology Hardware, Storage & Peripherals - 8.9%
Apple Inc.	24,478	3,463,637
Trading Companies & Distributors - 1.8%
United Rentals Inc. (a)	1,946	682,910
Trucking - 1.1%
Lyft Inc., Class A (a)	7,863	421,378
Total Common Stock (Cost $16,669,719)		37,064,795
Exchange Traded & Mutual Funds - 3.0%
The Consumer Discretionary Select Sector SPDR Fund (b)(c)	4,318	774,865
The Technology Select Sector SPDR Fund (b)(c)	2,504	373,897
Total Exchange Traded & Mutual Funds (Cost $1,061,445)		1,148,762
Total Investments in Securities (Cost $17,731,164)		38,213,557
Short-Term Investments - 1.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (c)(d) (Cost $701,192)	701,192	701,192
Total Investments (Cost $18,432,356)		38,914,749
Other Assets and Liabilities, net - 0.1%		43,504
NET ASSETS - 100.0%		$38,958,253

See Notes to Schedule of Investments.
12	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	December 2021	3	$671,767	$644,663	$(27,104)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2021.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
SPDR - Standard and Poor's Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$37,064,795	$—	$—	$37,064,795
Exchange Traded & Mutual Funds	1,148,762	—	—	1,148,762
Short-Term Investments	701,192	—	—	701,192
Total Investments in Securities	$38,914,749	$—	$—	$38,914,749
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(27,104)	—	—	(27,104)
Total Other Financial Instruments	$(27,104)	$—	$—	$(27,104)

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	873,386	$873,386	$6,219,671	$6,391,865	$—	$—	701,192	$701,192	$177
The Consumer Discretionary Select Sector SPDR Fund	1,097	176,376	733,534	187,739	63,949	(11,255)	4,318	774,865	2,794
The Technology Select Sector SPDR Fund	759	98,685	249,629	14,380	276	39,687	2,504	373,897	1,971
TOTAL		$1,148,447	$7,202,834	$6,593,984	$64,225	$28,432		$1,849,954	$4,942
See Notes to Schedule of Investments.
State Street Premier Growth Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.5% †
Agricultural & Farm Machinery - 0.7%
AGCO Corp.	2,070	$253,637
Agricultural Products - 1.3%
Darling Ingredients Inc. (a)	6,657	478,638
Airlines - 0.1%
Allegiant Travel Co. (a)	216	42,224
Aluminum - 0.2%
Alcoa Corp. (a)	1,709	83,638
Apparel Retail - 0.4%
American Eagle Outfitters Inc.	2,259	58,282
The Buckle Inc.	2,522	99,846
		158,128
Application Software - 6.8%
ACI Worldwide Inc. (a)	4,482	137,732
Alarm.com Holdings Inc. (a)	868	67,869
Altair Engineering Inc., Class A (a)	1,680	115,819
Asana Inc., Class A (a)	260	26,998
Blackbaud Inc. (a)	3,633	255,582
Blackline Inc. (a)	2,440	288,066
Cerence Inc. (a)	820	78,810
Envestnet Inc. (a)	1,310	105,114
Medallia Inc. (a)	2,125	71,974
Model N Inc. (a)	1,022	34,237
New Relic Inc. (a)	3,610	259,090
Paylocity Holding Corp. (a)	440	123,376
Pegasystems Inc.	596	75,752
PROS Holdings Inc. (a)	607	21,536
Q2 Holdings Inc. (a)	1,970	157,876
SPS Commerce Inc. (a)	753	121,467
Sumo Logic Inc. (a)	6,310	101,717
The Descartes Systems Group Inc. (a)	558	45,343
Workiva Inc. (a)	1,932	272,335
Yext Inc. (a)	10,240	123,187
		2,483,880
Auto Parts & Equipment - 1.2%
Dana Inc.	2,610	58,046
Dorman Products Inc. (a)	3,193	302,281
Gentex Corp.	1,354	44,655
LCI Industries	358	48,198
		453,180
Automobile Manufacturers - 1.1%
Thor Industries Inc.	3,354	411,737
Automotive Retail - 1.6%
America's Car-Mart Inc. (a)	509	59,441
Group 1 Automotive Inc.	1,114	209,298
Monro Inc.	836	48,079
Murphy USA Inc.	1,657	277,150
		593,968
Biotechnology - 1.1%
Avid Bioservices Inc. (a)	3,438	74,158
Emergent BioSolutions Inc. (a)	2,064	103,344
Halozyme Therapeutics Inc. (a)	1,057	42,999
Heron Therapeutics Inc. (a)	9,570	102,303
	Number of Shares	Fair Value
Veracyte Inc. (a)	1,930	$89,649
		412,453
Building Products - 1.1%
American Woodmark Corp. (a)	348	22,749
CSW Industrials Inc.	885	113,014
Gibraltar Industries Inc. (a)	3,072	213,965
Insteel Industries Inc.	435	16,552
UFP Industries Inc.	760	51,665
		417,945
Commodity Chemicals - 0.6%
Hawkins Inc.	771	26,892
Koppers Holdings Inc. (a)	5,980	186,935
		213,827
Communications Equipment - 0.3%
Extreme Networks Inc. (a)	5,413	53,318
Plantronics Inc. (a)	1,976	50,803
		104,121
Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	896	50,364
Construction & Engineering - 1.4%
Dycom Industries Inc. (a)	5,405	385,052
IES Holdings Inc. (a)	130	5,940
Valmont Industries Inc.	356	83,703
WillScot Mobile Mini Holdings Corp. (a)	1,727	54,780
		529,475
Construction Machinery & Heavy Trucks - 1.0%
Alamo Group Inc.	377	52,603
Astec Industries Inc.	1,418	76,302
Meritor Inc. (a)	3,367	71,751
The Greenbrier Companies Inc.	1,613	69,343
The Manitowoc Company Inc. (a)	1,802	38,599
Wabash National Corp.	3,222	48,749
		357,347
Construction Materials - 0.1%
Eagle Materials Inc.	321	42,102
Consumer Finance - 0.4%
PRA Group Inc. (a)	819	34,513
PROG Holdings Inc.	2,439	102,462
		136,975
Data Processing & Outsourced Services - 0.7%
Cass Information Systems Inc.	460	19,251
CSG Systems International Inc.	2,010	96,882
Maximus Inc.	446	37,107
Verra Mobility Corp. (a)	6,407	96,554
		249,794
Distillers & Vintners - 1.3%
MGP Ingredients Inc.	7,173	466,962
Distributors - 0.6%
LKQ Corp. (a)	4,192	210,941

See Notes to Schedule of Investments.
14	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	1,324	$85,265
Materion Corp.	362	24,848
		110,113
Diversified REITs - 0.3%
Alpine Income Property Trust Inc.	1,995	36,648
American Assets Trust Inc.	1,362	50,966
Essential Properties Realty Trust Inc.	1,076	30,042
		117,656
Diversified Support Services - 2.0%
Healthcare Services Group Inc.	5,878	146,891
IAA Inc. (a)	1,243	67,831
Matthews International Corp., Class A	1,905	66,084
Ritchie Bros Auctioneers Inc.	6,609	407,511
UniFirst Corp.	166	35,295
		723,612
Education Services - 0.6%
2U Inc. (a)	1,269	42,600
Grand Canyon Education Inc. (a)	929	81,715
Stride Inc. (a)	2,785	100,093
		224,408
Electric Utilities - 0.8%
ALLETE Inc.	421	25,058
IDACORP Inc.	2,441	252,350
		277,408
Electrical Components & Equipment - 0.3%
Acuity Brands Inc.	194	33,634
Regal Beloit Corp.	507	76,222
		109,856
Electronic Components - 1.6%
Belden Inc.	4,328	252,149
II-VI Inc. (a)	840	49,862
Littelfuse Inc.	698	190,743
Rogers Corp. (a)	485	90,443
		583,197
Electronic Equipment & Instruments - 0.4%
National Instruments Corp.	3,713	145,661
Electronic Manufacturing Services - 0.3%
Methode Electronics Inc.	996	41,882
Plexus Corp. (a)	649	58,027
		99,909
Environmental & Facilities Services - 0.5%
Clean Harbors Inc. (a)	1,789	185,823
Food Distributors - 0.3%
Performance Food Group Co. (a)	2,598	120,703
Footwear - 0.7%
Deckers Outdoor Corp. (a)	259	93,292
Wolverine World Wide Inc.	4,835	144,276
		237,568
	Number of Shares	Fair Value
Gas Utilities - 0.1%
Spire Inc.	558	$34,138
General Merchandise Stores - 0.1%
Ollie's Bargain Outlet Holdings Inc. (a)	510	30,743
Health Care REITs - 0.1%
Community Healthcare Trust Inc.	766	34,616
Healthcare Distributors - 0.7%
AdaptHealth Corp. (a)	3,844	89,527
Covetrus Inc. (a)	6,853	124,313
PetIQ Inc. (a)	1,113	27,792
		241,632
Healthcare Equipment - 5.3%
AtriCure Inc. (a)	1,500	104,325
Axonics Inc. (a)	400	26,036
Cardiovascular Systems Inc. (a)	4,280	140,512
CONMED Corp.	1,830	239,419
Envista Holdings Corp. (a)	1,000	41,810
Glaukos Corp. (a)	520	25,048
Globus Medical Inc., Class A (a)	2,025	155,155
Heska Corp. (a)	276	71,357
Hill-Rom Holdings Inc.	1,490	223,500
Inogen Inc. (a)	283	12,194
Integra LifeSciences Holdings Corp. (a)	3,620	247,898
IntriCon Corp. (a)	1,882	34,177
LeMaitre Vascular Inc.	684	36,314
Masimo Corp. (a)	215	58,203
Outset Medical Inc. (a)	2,320	114,701
Penumbra Inc. (a)	535	142,577
STERIS PLC	710	145,039
Tactile Systems Technology Inc. (a)	2,195	97,568
Vapotherm Inc. (a)	1,870	41,645
		1,957,478
Healthcare Facilities - 1.1%
Acadia Healthcare Company Inc. (a)	3,053	194,720
Hanger Inc. (a)	3,349	73,544
The Ensign Group Inc.	911	68,225
The Pennat Group Inc. (a)	1,204	33,821
U.S. Physical Therapy Inc.	355	39,263
		409,573
Healthcare Services - 0.8%
Addus HomeCare Corp. (a)	604	48,169
Amedisys Inc. (a)	344	51,290
AMN Healthcare Services Inc. (a)	736	84,456
Chemed Corp.	92	42,791
MEDNAX Inc. (a)	2,551	72,525
		299,231
Healthcare Supplies - 1.1%
Avanos Medical Inc. (a)	2,610	81,432
BioLife Solutions Inc. (a)	2,305	97,548
ICU Medical Inc. (a)	214	49,943
Neogen Corp. (a)	1,015	44,081
OrthoPediatrics Corp. (a)	485	31,772

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	15

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Pulmonx Corp. (a)	2,320	$83,474
		388,250
Healthcare Technology - 1.4%
Certara Inc. (a)	1,407	46,572
Health Catalyst Inc. (a)	1,015	50,760
Inspire Medical Systems Inc. (a)	825	192,126
NextGen Healthcare Inc. (a)	3,201	45,134
Omnicell Inc. (a)	967	143,532
Phreesia Inc. (a)	819	50,532
		528,656
Home Building - 0.6%
Cavco Industries Inc. (a)	220	52,083
Green Brick Partners Inc. (a)	1,280	26,265
Taylor Morrison Home Corp. (a)	3,731	96,185
TopBuild Corp. (a)	254	52,022
		226,555
Home Furnishing Retail - 0.3%
The Aaron's Company Inc.	3,516	96,831
Home Furnishings - 0.2%
La-Z-Boy Inc.	1,829	58,949
Home Improvement Retail - 0.1%
Floor & Decor Holdings Inc., Class A (a)	404	48,799
Hotel & Resort REITs - 0.3%
RLJ Lodging Trust	6,201	92,147
Household Appliances - 0.1%
Helen of Troy Ltd. (a)	116	26,063
Household Products - 0.2%
Central Garden & Pet Co., Class A (a)	2,025	87,075
Industrial Machinery - 7.5%
Albany International Corp., Class A	670	51,503
Altra Industrial Motion Corp. (b)	7,530	416,785
Barnes Group Inc.	6,441	268,783
Crane Co.	3,421	324,345
Enerpac Tool Group Corp.	9,268	192,126
ESCO Technologies Inc.	1,270	97,790
Evoqua Water Technologies Corp. (a)	6,690	251,276
John Bean Technologies Corp.	2,150	302,183
Kadant Inc.	212	43,269
Kornit Digital Ltd. (a)	712	103,055
Lydall Inc. (a)	1,249	77,550
Mueller Industries Inc.	3,519	144,631
Proto Labs Inc. (a)	209	13,919
Standex International Corp.	825	81,601
The Timken Co.	4,676	305,904
Woodward Inc.	620	70,184
		2,744,904
Industrial REITs - 0.7%
EastGroup Properties Inc.	1,263	210,454
Innovative Industrial Properties Inc.	115	26,584
		237,038
	Number of Shares	Fair Value
Insurance Brokers - 0.4%
BRP Group Inc., Class A (a)	2,955	$98,372
Goosehead Insurance Inc., Class A	360	54,824
		153,196
Interactive Media & Services - 0.1%
Vimeo Inc. (a)	1,041	30,574
Internet & Direct Marketing Retail - 0.6%
Fiverr International Ltd. (a)	352	64,303
Overstock.com Inc. (a)	490	38,181
Porch Group Inc. (a)	2,198	38,861
Revolve Group Inc. (a)	1,367	84,439
		225,784
Internet Services & Infrastructure - 0.1%
Switch Inc., Class A	1,067	27,091
Investment Banking & Brokerage - 1.0%
Piper Sandler Cos.	640	88,614
Raymond James Financial Inc.	1,982	182,853
Stifel Financial Corp.	1,283	87,193
		358,660
IT Consulting & Other Services - 0.9%
Globant S.A. (a)	423	118,867
Grid Dynamics Holdings Inc. (a)	1,785	52,158
Unisys Corp. (a)	6,701	168,463
		339,488
Leisure Products - 1.6%
Malibu Boats Inc., Class A (a)	3,752	262,565
Polaris Inc.	2,557	305,971
		568,536
Life & Health Insurance - 0.3%
American Equity Investment Life Holding Co.	1,731	51,186
Trupanion Inc. (a)	876	68,039
		119,225
Life Sciences Tools & Services - 3.1%
Bruker Corp.	2,600	203,060
ICON PLC (a)	917	240,272
Medpace Holdings Inc. (a)	274	51,863
Repligen Corp. (a)	1,240	358,348
Syneos Health Inc. (a)	3,369	294,720
		1,148,263
Marine - 0.1%
Kirby Corp. (a)	845	40,526
Metal & Glass Containers - 0.4%
TriMas Corp. (a)	4,260	137,854
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	2,182	86,822
Office REITs - 0.7%
Corporate Office Properties Trust	1,406	37,934
Cousins Properties Inc.	3,980	148,414
Easterly Government Properties Inc.	3,407	70,389
		256,737

See Notes to Schedule of Investments.
16	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Office Services & Supplies - 0.9%
HNI Corp.	979	$35,949
MSA Safety Inc.	2,073	302,036
		337,985
Oil & Gas Drilling - 0.2%
Helmerich & Payne Inc.	2,106	57,725
Oil & Gas Equipment & Services - 0.3%
ChampionX Corp. (a)	1,910	42,708
Oil States International Inc. (a)	12,436	79,466
		122,174
Oil & Gas Exploration & Production - 1.0%
Cimarex Energy Co.	405	35,316
Denbury Inc. (a)	768	53,952
Northern Oil & Gas Inc.	3,791	81,128
PDC Energy Inc.	3,693	175,011
Southwestern Energy Co. (a)	6,028	33,395
		378,802
Packaged Foods & Meats - 3.6%
Calavo Growers Inc.	350	13,384
Freshpet Inc. (a)	489	69,776
Hostess Brands Inc. (a)	13,500	234,495
J&J Snack Foods Corp.	735	112,323
John B Sanfilippo & Son Inc.	247	20,185
Lancaster Colony Corp.	1,315	221,985
Sanderson Farms Inc.	1,676	315,423
The Simply Good Foods Co. (a)	6,600	227,634
Utz Brands Inc.	5,310	90,960
		1,306,165
Paper Packaging - 0.1%
UFP Technologies Inc. (a)	488	30,056
Personal Products - 0.4%
elf Beauty Inc. (a)	4,300	124,915
The Honest Company Inc. (a)	2,440	25,327
		150,242
Pharmaceuticals - 0.2%
Prestige Consumer Healthcare Inc. (a)	1,335	74,907
Property & Casualty Insurance - 1.8%
AMERISAFE Inc.	1,279	71,828
Argo Group International Holdings Ltd.	3,414	178,279
James River Group Holdings Ltd.	2,400	90,552
Palomar Holdings Inc. (a)	1,025	82,851
RLI Corp.	1,100	110,297
Selective Insurance Group Inc.	1,860	140,486
		674,293
Publishing - 0.9%
John Wiley & Sons Inc., Class A	6,612	345,213
Regional Banks - 7.7%
1st Source Corp.	1,214	57,349
Atlantic Union Bankshares Corp.	1,090	40,167
Bank OZK	1,514	65,072
BankUnited Inc.	696	29,107
	Number of Shares	Fair Value
Banner Corp.	497	$27,439
Bryn Mawr Bank Corp.	1,255	57,667
Cadence BanCorp	3,295	72,358
Community Bank System Inc.	1,210	82,788
Cullen/Frost Bankers Inc.	1,033	122,535
CVB Financial Corp.	3,280	66,814
Enterprise Financial Services Corp.	1,165	52,751
Equity Bancshares Inc., Class A	1,090	36,384
FB Financial Corp.	627	26,886
First Interstate BancSystem Inc., Class A	786	31,644
Fulton Financial Corp.	6,223	95,088
German American Bancorp Inc.	1,710	66,057
Great Western Bancorp Inc.	1,795	58,768
Independent Bank Corp.	3,776	287,543
Investors Bancorp Inc.	1,729	26,125
Lakeland Financial Corp.	171	12,182
National Bank Holdings Corp., Class A	1,069	43,273
Origin Bancorp Inc.	1,569	66,447
PacWest Bancorp	1,905	86,335
Peapack-Gladstone Financial Corp.	487	16,246
Pinnacle Financial Partners Inc.	612	57,577
Prosperity Bancshares Inc.	3,482	247,675
Renasant Corp.	4,343	156,565
Sandy Spring Bancorp Inc.	1,126	51,593
Stock Yards Bancorp Inc.	1,115	65,395
Texas Capital Bancshares Inc. (a)	958	57,499
UMB Financial Corp.	1,720	166,341
United Community Banks Inc.	1,347	44,209
Washington Trust Bancorp Inc.	930	49,271
Westamerica BanCorp	1,885	106,050
Western Alliance Bancorp	1,707	185,756
Wintrust Financial Corp.	1,120	90,014
		2,804,970
Research & Consulting Services - 0.4%
Exponent Inc.	525	59,404
Resources Connection Inc.	5,343	84,312
		143,716
Residential REITs - 0.2%
NexPoint Residential Trust Inc.	1,203	74,442
Restaurants - 1.2%
Brinker International Inc. (a)	780	38,259
Cracker Barrel Old Country Store Inc.	332	46,427
Shake Shack Inc., Class A (a)	720	56,491
Texas Roadhouse Inc.	1,156	105,577
The Cheesecake Factory Inc. (a)	1,516	71,252
Wingstop Inc.	820	134,423
		452,429
Retail REITs - 0.3%
Kite Realty Group Trust	2,794	56,886
Retail Opportunity Investments Corp.	1,639	28,551
The Macerich Co.	1,562	26,101
		111,538

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	17

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Security & Alarm Services - 1.0%
The Brink's Co.	5,800	$367,140
Semiconductor Equipment - 1.7%
Brooks Automation Inc.	1,636	167,445
CMC Materials Inc.	1,992	245,474
Ichor Holdings Ltd. (a)	1,221	50,171
Onto Innovation Inc. (a)	2,012	145,367
		608,457
Semiconductors - 1.0%
Diodes Inc. (a)	567	51,364
MaxLinear Inc. (a)	788	38,809
Power Integrations Inc.	613	60,681
Semtech Corp. (a)	2,443	190,481
SMART Global Holdings Inc. (a)	648	28,836
		370,171
Soft Drinks - 0.3%
Primo Water Corp.	7,248	113,939
Specialized Consumer Services - 0.9%
OneSpaWorld Holdings Ltd. (a)	4,703	46,889
Terminix Global Holdings Inc. (a)	6,552	273,022
		319,911
Specialized REITs - 0.4%
CoreSite Realty Corp.	639	88,527
PotlatchDeltic Corp.	970	50,033
		138,560
Specialty Chemicals - 3.9%
Avient Corp.	4,599	213,164
Chase Corp.	400	40,860
Danimer Scientific Inc. (a)	2,264	36,994
HB Fuller Co.	456	29,439
Ingevity Corp. (a)	5,693	406,309
Innospec Inc.	1,045	88,010
Minerals Technologies Inc.	414	28,914
Quaker Chemical Corp.	558	132,648
Sensient Technologies Corp.	1,695	154,381
Stepan Co.	2,759	311,601
		1,442,320
Specialty Stores - 0.8%
Dick's Sporting Goods Inc.	403	48,267
Five Below Inc. (a)	483	85,399
National Vision Holdings Inc. (a)	1,269	72,041
Sally Beauty Holdings Inc. (a)	5,590	94,192
		299,899
	Number of Shares	Fair Value
Steel - 0.4%
Carpenter Technology Corp.	973	$31,856
Commercial Metals Co.	2,882	87,786
Steel Dynamics Inc.	668	39,064
		158,706
Systems Software - 1.4%
Ping Identity Holding Corp. (a)	3,859	94,815
Qualys Inc. (a)	585	65,105
Sailpoint Technologies Holdings Inc. (a)	3,760	161,229
Tenable Holdings Inc. (a)	3,905	180,177
		501,326
Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage Inc., Class A (a)	10,910	274,496
Thrifts & Mortgage Finance - 1.0%
Flagstar Bancorp Inc.	594	30,163
HomeStreet Inc.	1,147	47,199
Kearny Financial Corp.	1,138	14,146
Meta Financial Group Inc.	834	43,768
Premier Financial Corp.	1,412	44,958
Washington Federal Inc.	1,071	36,746
WSFS Financial Corp.	3,211	164,757
		381,737
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies Inc.	2,797	252,094
Boise Cascade Co.	270	14,574
McGrath RentCorp.	505	36,335
Transcat Inc. (a)	390	25,147
Univar Solutions Inc. (a)	10,582	252,063
		580,213
Trucking - 0.7%
Marten Transport Ltd.	2,554	40,072
Saia Inc. (a)	838	199,469
		239,541
Total Common Stock (Cost $24,209,233)		34,983,757
Short-Term Investments - 3.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (b)(c)(d) (Cost $1,241,100)	1,241,100	1,241,100
Total Investments (Cost $25,450,333)		36,224,857
Other Assets and Liabilities, net - 1.1%		395,450
NET ASSETS - 100.0%		$36,620,307

Other Information:

The Fund had the following long futures contracts open at September 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	December 2021	7	$778,881	$770,280	$(8,601)
See Notes to Schedule of Investments.
18	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2021.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$34,983,757	$—	$—	$34,983,757
Short-Term Investments	1,241,100	—	—	1,241,100
Total Investments in Securities	$36,224,857	$—	$—	$36,224,857
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(8,601)	—	—	(8,601)
Total Other Financial Instruments	$(8,601)	$—	$—	$(8,601)

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,478,369	$1,478,369	$8,768,746	$9,006,015	$—	$—	1,241,100	$1,241,100	$357
See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.4%
U.S. Treasuries - 29.3%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$224,000	$193,655
1.25%, 05/15/50 (a)	35,000	28,640
2.25%, 08/15/46 (a)	281,000	290,264
3.00%, 08/15/48 (a)	335,000	399,278
4.75%, 02/15/37 (a)	288,000	406,485
U.S. Treasury Notes
0.13%, 12/15/23 (a)	26,000	25,882
0.25%, 07/31/25 (a)	580,900	569,872
0.75%, 04/30/26 - 01/31/28 (a)	1,375,000	1,346,667
1.38%, 01/31/22 (a)	489,000	491,120
1.63%, 05/15/31 (a)	810,000	819,619
		4,571,482
Agency Mortgage Backed - 27.7%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	408,345	433,189
4.50%, 06/01/33 - 02/01/35 (a)	2,391	2,662
5.00%, 07/01/35 (a)	21,307	24,249
5.50%, 01/01/38 (a)	21,505	24,781
6.00%, 04/01/29 - 11/01/37 (a)	69,645	79,427
6.50%, 02/01/29 (a)	29	34
6.93%, 06/01/26 (a)(b)	60,000	75,667
7.00%, 12/01/29 - 08/01/36 (a)	16,373	18,945
7.50%, 01/01/30 - 09/01/33 (a)	3,456	3,883
8.00%, 11/01/30 (a)	3,400	3,833
8.50%, 04/01/30 (a)	3,013	3,772
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	576,743	597,532
3.00%, 03/01/50 (a)	79,890	83,521
3.50%, 08/01/45 - 01/01/48 (a)	146,159	158,043
4.00%, 01/01/41 - 01/01/50 (a)	244,779	266,702
4.50%, 07/01/33 - 12/01/48 (a)	101,345	112,017
5.00%, 03/01/34 - 08/01/35 (a)	25,270	28,746
5.50%, 12/01/32 - 01/01/39 (a)	80,835	91,785
6.00%, 02/01/33 - 07/01/35 (a)	100,461	115,293
6.50%, 10/01/28 - 08/01/34 (a)	16,910	18,813
7.00%, 10/01/32 - 02/01/34 (a)	4,719	5,262
7.50%, 11/01/22 - 03/01/33 (a)	9,786	10,652
8.00%, 08/01/25 - 10/01/31 (a)	4,467	4,940
9.00%, 12/01/22 (a)	33	34
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85%, 04/01/37 (a)(c)	799	818
Federal National Mortgage Assoc. TBA
2.00%, 10/01/51 (d)	323,013	323,791
3.00%, 10/01/51 (d)	721,309	754,677
	Principal Amount	Fair Value
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	$358,368	$380,617
3.50%, 08/20/48 (a)	74,792	79,173
4.00%, 01/20/41 - 04/20/43 (a)	63,099	69,503
4.50%, 08/15/33 - 03/20/41 (a)	48,033	53,809
6.00%, 04/15/27 - 04/15/34 (a)	54,096	61,765
6.50%, 03/15/24 - 08/15/34 (a)	21,554	24,109
7.00%, 01/15/28 - 10/15/36 (a)	17,934	19,566
Government National Mortgage Assoc. 1.50% + 1 year CMT Rate
2.00%, 02/20/23 - 02/20/26 (a)(c)	502	505
2.13%, 12/20/24 (a)(c)	332	336
Government National Mortgage Assoc. TBA
2.50%, 10/01/51 (d)	200,000	206,418
3.00%, 10/01/51 (d)	180,280	188,346
		4,327,215
Agency Collateralized Mortgage Obligations - 0.9%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (c)(e)	316,688	1,348
2.51%, 07/25/29	55,000	58,637
4.05%, 09/25/28 (c)	31,000	36,059
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (e)	7,161	183
5.50%, 06/15/33 (e)	11,017	1,735
7.50%, 07/15/27 (e)	919	134
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (f)	122	116
8.00%, 02/01/23 - 07/01/24 (e)	215	17
Federal National Mortgage Assoc. REMIC
1.10%, 12/25/42 (c)(e)	17,046	545
5.00%, 09/25/40 (e)	6,653	717
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.91%, 07/25/38 (c)(e)	3,675	485
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.46%, 11/25/41 (c)(e)	168,118	33,053
Federal National Mortgage Assoc. STRIPS
0.01%, 12/25/34 (f)	8,914	8,014
4.50%, 08/25/35 - 01/25/36 (e)	10,372	1,367
5.00%, 03/25/38 - 05/25/38 (e)	6,464	1,188
5.50%, 12/25/33 (e)	2,872	565
6.00%, 01/25/35 (e)	5,004	791
7.50%, 11/25/23 (e)	763	40
8.00%, 08/25/23 - 07/25/24 (e)	397	31
8.50%, 07/25/22 (e)**	1	—
		145,025

20

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Asset Backed - 0.7%
CarMax Auto Owner Trust 2018-3
3.13%, 06/15/23	$2,976	$2,994
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	63,000	63,174
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (g)	36,780	36,944
		103,112
Corporate Notes - 32.6%
3M Co.
3.13%, 09/19/46 (a)	2,000	2,066
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	15,000	14,698
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	6,729
4.90%, 11/30/46 (a)	8,000	10,830
AbbVie Inc.
2.60%, 11/21/24 (a)	10,000	10,512
2.95%, 11/21/26 (a)	5,000	5,358
3.20%, 05/14/26 - 11/21/29 (a)	12,000	12,932
3.25%, 10/01/22 (a)	6,000	6,131
3.45%, 03/15/22 (a)	12,000	12,108
4.05%, 11/21/39 (a)	3,000	3,446
4.25%, 11/21/49 (a)	6,000	7,104
4.63%, 10/01/42 (a)	2,000	2,414
4.88%, 11/14/48 (a)	3,000	3,845
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	7,000	7,743
AEP Texas Inc.
3.45%, 05/15/51 (a)	8,000	8,296
Aetna Inc.
3.50%, 11/15/24 (a)	8,000	8,602
Aircastle Ltd.
4.25%, 06/15/26 (a)	5,000	5,463
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	5,000	4,715
4.70%, 07/01/30 (a)	3,000	3,559
Ally Financial Inc.
5.75%, 11/20/25 (a)	3,000	3,429
Altria Group Inc.
3.40%, 02/04/41 (a)	6,000	5,674
4.00%, 02/04/61 (a)	2,000	1,924
4.25%, 08/09/42 (a)	2,000	2,080
4.45%, 05/06/50 (a)	3,000	3,162
4.50%, 05/02/43 (a)	3,000	3,217
Amazon.com Inc.
1.50%, 06/03/30 (a)	2,000	1,944
2.50%, 06/03/50 (a)	3,000	2,816
2.70%, 06/03/60 (a)	3,000	2,822
2.88%, 05/12/41 (a)	4,000	4,117
3.15%, 08/22/27 (a)	2,000	2,199
3.25%, 05/12/61 (a)	5,000	5,310
4.05%, 08/22/47 (a)	3,000	3,637
Ameren Corp.
3.65%, 02/15/26 (a)	5,000	5,434
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	4,000	4,341
	Principal Amount	Fair Value
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	$3,000	$2,988
3.25%, 03/01/50 (a)	3,000	3,000
American International Group Inc.
4.25%, 03/15/29 (a)	6,000	6,869
4.50%, 07/16/44 (a)	5,000	6,105
American Tower Corp.
1.50%, 01/31/28 (a)	6,000	5,819
2.90%, 01/15/30 (a)	14,000	14,571
3.70%, 10/15/49 (a)	3,000	3,241
3.80%, 08/15/29 (a)	6,000	6,644
American Water Capital Corp.
2.95%, 09/01/27 (a)	8,000	8,605
Amgen Inc.
2.00%, 01/15/32 (a)	17,000	16,391
2.45%, 02/21/30 (a)	2,000	2,044
3.00%, 01/15/52 (a)	6,000	5,794
3.15%, 02/21/40 (a)	5,000	5,097
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (a)	7,000	8,462
4.90%, 02/01/46 (a)	8,000	9,935
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	5,000	5,478
4.00%, 04/13/28 (a)	4,000	4,514
4.35%, 06/01/40 (a)	5,000	5,828
4.38%, 04/15/38 (a)	8,000	9,339
4.50%, 06/01/50 (a)	3,000	3,589
4.75%, 04/15/58 (a)	6,000	7,365
5.55%, 01/23/49 (a)	2,000	2,708
Anthem Inc.
2.88%, 09/15/29 (a)	3,000	3,159
3.30%, 01/15/23 (a)	6,000	6,224
3.60%, 03/15/51 (a)	3,000	3,276
3.70%, 09/15/49 (a)	3,000	3,299
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	6,000	5,790
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	9,000	9,088
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(c)(g)	10,000	10,426
Apple Inc.
2.20%, 09/11/29 (a)	5,000	5,147
2.65%, 02/08/51 (a)	5,000	4,811
2.80%, 02/08/61 (a)	4,000	3,846
2.95%, 09/11/49 (a)	3,000	3,048
3.35%, 02/09/27 (a)	5,000	5,511
3.45%, 02/09/45 (a)	6,000	6,630
Applied Materials Inc.
4.35%, 04/01/47 (a)	4,000	4,984
Aptiv PLC
4.40%, 10/01/46 (a)	5,000	5,905
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	4,000	4,256
Ares Capital Corp.
2.88%, 06/15/28 (a)	13,000	13,197
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	5,000	5,317

21

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Ascension Health
4.85%, 11/15/53 (a)	$9,000	$12,793
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	8,000	8,047
AstraZeneca PLC
3.00%, 05/28/51 (a)	5,000	5,154
4.00%, 01/17/29 (a)	3,000	3,426
4.38%, 08/17/48 (a)	2,000	2,533
AT&T Inc.
1.70%, 03/25/26 (a)	23,000	23,298
2.30%, 06/01/27 (a)	18,000	18,644
2.75%, 06/01/31 (a)	9,000	9,243
3.30%, 02/01/52 (a)	13,000	12,519
3.85%, 06/01/60 (a)	6,000	6,209
4.35%, 03/01/29 (a)	2,000	2,293
4.50%, 05/15/35 (a)	5,000	5,850
4.55%, 03/09/49 (a)	2,000	2,327
4.75%, 05/15/46 (a)	2,000	2,389
4.80%, 06/15/44 (a)	2,000	2,382
4.85%, 03/01/39 (a)	4,000	4,793
5.25%, 03/01/37 (a)	3,000	3,714
5.35%, 12/15/43 (a)	6,000	7,443
5.45%, 03/01/47 (a)	2,000	2,610
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	4,443
6.15%, 04/03/30 (a)	7,000	8,820
Avangrid Inc.
3.15%, 12/01/24 (a)	9,000	9,590
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	8,000	8,155
Bank of America Corp.
4.18%, 11/25/27 (a)	9,000	10,027
4.25%, 10/22/26 (a)	9,000	10,135
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	13,000	12,989
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(c)	28,000	28,561
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(c)	8,000	8,066
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(c)	2,000	2,137
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(c)	9,000	9,890
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(c)	6,000	6,967
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(c)	3,000	3,402
	Principal Amount	Fair Value
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(c)	$9,000	$9,201
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	4,058
BAT Capital Corp.
2.73%, 03/25/31 (a)	4,000	3,942
4.39%, 08/15/37 (a)	5,000	5,339
4.54%, 08/15/47 (a)	2,000	2,084
4.70%, 04/02/27 (a)	5,000	5,646
4.91%, 04/02/30 (a)	4,000	4,585
BAT International Finance PLC
1.67%, 03/25/26 (a)	5,000	5,003
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	9,000	9,950
4.67%, 06/06/47 (a)	3,000	3,736
4.69%, 12/15/44 (a)	2,000	2,482
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	2,180
3.70%, 07/15/30 (a)	3,000	3,377
3.80%, 07/15/48 (a)	3,000	3,386
4.25%, 10/15/50 (a)	2,000	2,421
6.13%, 04/01/36 (a)	3,000	4,153
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	16,000	15,402
2.85%, 10/15/50 (a)	2,000	1,964
4.25%, 01/15/49 (a)	4,000	4,910
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	11,000	11,546
Biogen Inc.
2.25%, 05/01/30 (a)	3,000	2,980
Block Financial LLC
2.50%, 07/15/28 (a)	5,000	5,062
3.88%, 08/15/30 (a)	3,000	3,263
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	6,000	6,865
Boston Scientific Corp.
4.70%, 03/01/49 (a)	2,000	2,549
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	4,000	3,852
3.02%, 01/16/27 (a)	10,000	10,745
3.38%, 02/08/61 (a)	7,000	6,964
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(c)	8,000	8,532
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	7,000	7,686
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,916
2.35%, 11/13/40 (a)	2,000	1,899
3.20%, 06/15/26 (a)	3,000	3,271
3.40%, 07/26/29 (a)	5,000	5,541
3.45%, 11/15/27 (a)	2,000	2,220
4.13%, 06/15/39 (a)	3,000	3,584
4.25%, 10/26/49 (a)	3,000	3,722
4.55%, 02/20/48 (a)	2,000	2,566
5.00%, 08/15/45 (a)	2,000	2,688

22

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	$8,000	$8,072
Broadcom Inc.
3.14%, 11/15/35	3,000	2,991
3.42%, 04/15/33 (a)(g)	4,000	4,145
3.47%, 04/15/34 (a)(g)	2,000	2,068
4.15%, 11/15/30 (a)	16,000	17,743
4.30%, 11/15/32 (a)	4,000	4,477
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	2,333
Brunswick Corp.
2.40%, 08/18/31 (a)	20,000	19,280
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	3,000	3,313
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	4,000	4,861
4.55%, 09/01/44 (a)	7,000	8,813
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	5,000	5,474
4.95%, 06/01/47 (a)	2,000	2,477
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	10,000	10,889
Capital One Financial Corp.
3.75%, 07/28/26 (a)	7,000	7,684
Cardinal Health Inc.
3.08%, 06/15/24 (a)	4,000	4,225
Carlisle Cos. Inc.
2.20%, 03/01/32	15,000	14,571
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	3,102
3.58%, 04/05/50 (a)	3,000	3,185
Caterpillar Inc.
3.25%, 09/19/49 (a)	5,000	5,409
Cenovus Energy Inc.
2.65%, 01/15/32	5,000	4,910
3.75%, 02/15/52	5,000	4,876
Centene Corp.
3.38%, 02/15/30 (a)	8,000	8,280
4.25%, 12/15/27 (a)	23,000	24,071
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	5,000	5,108
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	4,000	3,937
3.70%, 04/01/51 (a)	7,000	6,777
4.80%, 03/01/50 (a)	10,000	11,264
4.91%, 07/23/25 (a)	5,000	5,621
5.05%, 03/30/29 (a)	16,000	18,686
5.75%, 04/01/48 (a)	5,000	6,324
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	7,000	7,906
Chevron Corp.
2.98%, 05/11/40 (a)	3,000	3,097
Chevron USA Inc.
3.85%, 01/15/28 (a)	4,000	4,517
3.90%, 11/15/24 (a)	4,000	4,368
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	3,000	3,213
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	6,000	7,543
	Principal Amount	Fair Value
Cigna Corp.
2.40%, 03/15/30 (a)	$3,000	$3,050
3.25%, 04/15/25 (a)	7,000	7,483
3.40%, 03/01/27 (a)	5,000	5,457
3.75%, 07/15/23 (a)	2,000	2,114
3.88%, 10/15/47 (a)	2,000	2,211
4.13%, 11/15/25 (a)	5,000	5,554
4.38%, 10/15/28 (a)	3,000	3,467
4.80%, 08/15/38 (a)	3,000	3,672
Cisco Systems Inc.
5.90%, 02/15/39 (a)	3,000	4,336
Citigroup Inc.
4.13%, 07/25/28 (a)	19,000	21,220
4.45%, 09/29/27 (a)	4,000	4,549
4.65%, 07/23/48 (a)	12,000	15,506
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98%, 05/01/25 (a)(c)	7,000	7,027
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(c)	19,000	19,372
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(c)	5,000	5,057
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(c)	7,000	7,137
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	19,000	19,984
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(c)	6,000	6,861
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(c)	6,000	6,153
CME Group Inc.
3.75%, 06/15/28 (a)	2,000	2,262
CMS Energy Corp.
4.88%, 03/01/44 (a)	7,000	8,968
CNA Financial Corp.
3.45%, 08/15/27 (a)	5,000	5,490
3.90%, 05/01/29 (a)	8,000	8,927
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	10,000	10,225
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	7,000	9,321
Comcast Corp.
2.65%, 08/15/62 (a)	2,000	1,770
2.80%, 01/15/51 (a)	3,000	2,835
2.94%, 11/01/56 (a)(g)	2,000	1,898
2.99%, 11/01/63 (a)(g)	3,000	2,812
3.10%, 04/01/25 (a)	5,000	5,349
3.20%, 07/15/36 (a)	5,000	5,323
3.25%, 11/01/39 (a)	5,000	5,287
3.45%, 02/01/50 (a)	3,000	3,188
3.97%, 11/01/47 (a)	3,000	3,420
4.15%, 10/15/28 (a)	5,000	5,754

23

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
CommonSpirit Health
4.35%, 11/01/42 (a)	$16,000	$18,324
Conagra Brands Inc.
5.30%, 11/01/38 (a)	3,000	3,813
5.40%, 11/01/48 (a)	2,000	2,678
ConocoPhillips
3.75%, 10/01/27 (a)(g)	3,000	3,346
4.88%, 10/01/47 (a)(g)	4,000	5,188
ConocoPhillips Co.
4.30%, 11/15/44 (a)	4,000	4,799
Consolidated Edison Company of New York Inc.
3.35%, 04/01/30 (a)	3,000	3,283
3.88%, 06/15/47 (a)	2,000	2,227
3.95%, 04/01/50 (a)	3,000	3,430
Constellation Brands Inc.
3.15%, 08/01/29 (a)	4,000	4,281
3.70%, 12/06/26 (a)	4,000	4,419
4.50%, 05/09/47 (a)	4,000	4,773
Continental Resources Inc.
3.80%, 06/01/24 (a)	29,000	30,481
4.50%, 04/15/23 (a)	7,000	7,248
Corning Inc.
4.38%, 11/15/57 (a)	4,000	4,814
Corporate Office Properties LP
2.00%, 01/15/29 (a)	5,000	4,897
2.25%, 03/15/26 (a)	5,000	5,119
2.75%, 04/15/31 (a)	5,000	5,054
Crown Castle International Corp.
3.30%, 07/01/30 (a)	22,000	23,454
5.20%, 02/15/49 (a)	4,000	5,180
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	10,000	12,550
CubeSmart LP
4.38%, 02/15/29 (a)	5,000	5,697
CVS Health Corp.
3.00%, 08/15/26 (a)	4,000	4,294
3.25%, 08/15/29 (a)	3,000	3,226
3.63%, 04/01/27 (a)	3,000	3,309
3.75%, 04/01/30 (a)	3,000	3,334
4.25%, 04/01/50 (a)	3,000	3,549
4.78%, 03/25/38 (a)	3,000	3,672
5.00%, 12/01/24 (a)	6,000	6,703
5.13%, 07/20/45 (a)	2,000	2,576
5.30%, 12/05/43 (a)	4,000	5,255
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	9,000	9,737
5.45%, 06/15/23 (a)	5,000	5,366
6.02%, 06/15/26 (a)	3,000	3,578
8.35%, 07/15/46 (a)	2,000	3,266
Devon Energy Corp.
5.00%, 06/15/45 (a)	4,000	4,694
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	2,000	2,085
3.25%, 11/15/39 (a)	3,000	3,204
3.40%, 11/15/49 (a)	3,000	3,245
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	10,000	10,491
3.13%, 03/24/31 (a)	4,000	4,148
3.25%, 12/01/26 (a)	3,000	3,207
3.50%, 12/01/29 (a)	3,000	3,209
4.40%, 03/24/51 (a)	3,000	3,402
	Principal Amount	Fair Value
Digital Realty Trust LP
3.60%, 07/01/29 (a)	$8,000	$8,769
Discovery Communications LLC
2.95%, 03/20/23 (a)	5,000	5,172
3.95%, 03/20/28 (a)	14,000	15,514
4.95%, 05/15/42 (a)	2,000	2,363
5.00%, 09/20/37 (a)	3,000	3,604
Dollar General Corp.
3.50%, 04/03/30 (a)	4,000	4,401
4.13%, 04/03/50 (a)	4,000	4,668
Dollar Tree Inc.
4.00%, 05/15/25 (a)	7,000	7,653
Dominion Energy Inc.
3.07%, 08/15/24 (a)(b)	5,000	5,288
3.38%, 04/01/30 (a)	6,000	6,503
Dover Corp.
2.95%, 11/04/29 (a)	3,000	3,190
DTE Energy Co.
2.85%, 10/01/26 (a)	7,000	7,415
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	3,464
Duke Energy Corp.
2.55%, 06/15/31 (a)	9,000	9,141
3.30%, 06/15/41 (a)	7,000	7,156
3.50%, 06/15/51 (a)	7,000	7,224
3.75%, 09/01/46 (a)	13,000	13,879
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	9,000	9,612
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	11,000	13,017
Duke Realty LP
3.05%, 03/01/50 (a)	5,000	4,917
3.25%, 06/30/26 (a)	4,000	4,311
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	7,000	7,566
Eastman Chemical Co.
4.65%, 10/15/44 (a)	4,000	4,793
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	2,167
Ecolab Inc.
1.30%, 01/30/31 (a)	3,000	2,821
Edison International
4.95%, 04/15/25 (a)	10,000	11,027
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	9,000	9,155
Electronic Arts Inc.
1.85%, 02/15/31 (a)	3,000	2,901
Emera US Finance LP
2.64%, 06/15/31 (a)(g)	8,000	8,038
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	2,035
2.75%, 10/15/50 (a)	2,000	1,944
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	8,000	7,855
1.78%, 03/17/31 (a)(g)	17,000	16,330
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	2,560
Enbridge Inc.
1.60%, 10/04/26	15,000	15,063

24

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(c)	$11,000	$12,425
Energy Transfer LP
4.25%, 03/15/23 (a)	8,000	8,337
4.50%, 04/15/24 (a)	2,000	2,164
4.95%, 06/15/28 (a)	4,000	4,594
5.30%, 04/01/44 - 04/15/47 (a)	7,000	8,161
5.35%, 05/15/45 (a)	4,000	4,668
6.50%, 02/01/42 (a)	4,000	5,208
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(c)	19,000	19,504
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	4,260
Enstar Group Ltd.
3.10%, 09/01/31 (a)	5,000	4,925
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	6,798
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(c)	5,000	5,227
EOG Resources Inc.
4.38%, 04/15/30 (a)	3,000	3,503
4.95%, 04/15/50 (a)	3,000	3,968
5.10%, 01/15/36 (a)	2,000	2,452
Equinix Inc.
1.25%, 07/15/25 (a)	10,000	9,969
2.15%, 07/15/30 (a)	6,000	5,869
Equinor ASA
3.25%, 11/18/49 (a)	4,000	4,216
ERP Operating LP
4.50%, 07/01/44 (a)	8,000	10,020
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	15,000	14,652
Eversource Energy
3.45%, 01/15/50 (a)	5,000	5,242
Exelon Corp.
3.50%, 06/01/22 (a)	9,000	9,157
4.05%, 04/15/30 (a)	5,000	5,660
4.45%, 04/15/46 (a)	5,000	6,043
4.70%, 04/15/50 (a)	4,000	5,049
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	9,000	9,426
3.45%, 04/15/51 (a)	6,000	6,417
FedEx Corp.
4.10%, 02/01/45 (a)	11,000	12,331
Fidelity National Financial Inc.
3.20%, 09/17/51	10,000	9,540
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	4,000	3,966
1.65%, 03/01/28 (a)	3,000	2,961
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	7,000	8,184
Fiserv Inc.
3.50%, 07/01/29 (a)	3,000	3,267
4.40%, 07/01/49 (a)	3,000	3,585
	Principal Amount	Fair Value
Florida Power & Light Co.
2.85%, 04/01/25 (a)	$10,000	$10,614
4.13%, 02/01/42 (a)	12,000	14,467
Flowers Foods Inc.
2.40%, 03/15/31 (a)	3,000	2,992
Flowserve Corp.
2.80%, 01/15/32	10,000	9,901
Ford Motor Co.
4.35%, 12/08/26 (a)	6,000	6,399
Fox Corp.
3.50%, 04/08/30 (a)	4,000	4,357
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	5,000	5,033
General Dynamics Corp.
4.25%, 04/01/50 (a)	7,000	8,845
General Mills Inc.
3.00%, 02/01/51 (a)(g)	5,000	4,993
General Motors Co.
5.20%, 04/01/45 (a)	3,000	3,645
5.40%, 04/01/48 (a)	2,000	2,483
6.13%, 10/01/25 (a)	6,000	7,032
6.80%, 10/01/27 (a)	3,000	3,747
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	2,000	1,976
2.35%, 01/08/31 (a)	4,000	3,920
3.45%, 01/14/22 - 04/10/22 (a)	19,000	19,155
4.20%, 11/06/21 (a)	4,000	4,013
5.25%, 03/01/26 (a)	8,000	9,142
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	9,000	9,207
3.60%, 03/01/25 (a)(g)	11,000	11,870
Gilead Sciences Inc.
1.65%, 10/01/30 (a)	3,000	2,883
2.60%, 10/01/40 (a)	2,000	1,904
2.80%, 10/01/50 (a)	4,000	3,790
3.50%, 02/01/25 (a)	4,000	4,304
3.65%, 03/01/26 (a)	2,000	2,191
4.15%, 03/01/47 (a)	5,000	5,858
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	7,000	7,342
3.63%, 05/15/25 (a)	6,000	6,554
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	5,000	5,501
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(g)	11,000	11,425
4.95%, 11/15/21 (a)(g)	7,000	7,035
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	4,000	4,177
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	15,000	14,990
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	10,000	10,199
2.60%, 10/15/25 (a)(g)	8,000	8,210
Halliburton Co.
5.00%, 11/15/45 (a)	4,000	4,788
HCA Inc.
3.50%, 09/01/30 - 07/15/51 (a)	21,000	21,842
5.38%, 02/01/25 (a)	10,000	11,173
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	5,000	4,999
3.20%, 06/01/50 (a)(g)	4,000	4,117

25

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	$5,000	$4,804
Helmerich & Payne Inc.
2.90%, 09/29/31 (g)	5,000	5,014
Hess Corp.
5.60%, 02/15/41 (a)	2,000	2,486
5.80%, 04/01/47 (a)	2,000	2,601
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	4,041
Highwoods Realty LP
4.13%, 03/15/28 (a)	5,000	5,574
4.20%, 04/15/29 (a)	9,000	10,079
Honeywell International Inc.
1.75%, 09/01/31 (a)	9,000	8,763
2.70%, 08/15/29 (a)	2,000	2,124
Hormel Foods Corp.
1.80%, 06/11/30 (a)	7,000	6,890
Humana Inc.
1.35%, 02/03/27 (a)	10,000	9,860
2.15%, 02/03/32 (a)	5,000	4,882
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	10,000	10,336
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (a)(g)	15,000	14,804
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	8,000	7,872
3.10%, 04/05/22 (a)(g)	7,000	7,088
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	5,000	5,214
Ingredion Inc.
3.90%, 06/01/50 (a)	2,000	2,255
Intel Corp.
2.00%, 08/12/31 (a)	6,000	5,962
2.45%, 11/15/29 (a)	8,000	8,337
2.60%, 05/19/26 (a)	6,000	6,392
2.80%, 08/12/41 (a)	5,000	4,984
2.88%, 05/11/24 (a)	3,000	3,173
3.10%, 02/15/60 (a)	5,000	4,912
3.20%, 08/12/61 (a)	3,000	3,033
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	2,000	1,890
2.65%, 09/15/40 (a)	2,000	1,914
International Paper Co.
4.40%, 08/15/47 (a)	5,000	6,090
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	8,571
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	6,000	6,302
Jabil Inc.
3.95%, 01/12/28 (a)	2,000	2,204
Jefferies Group LLC
5.13%, 01/20/23 (a)	10,000	10,576
John Deere Capital Corp.
2.45%, 01/09/30 (a)	11,000	11,441
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	3,457
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	3,695
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(c)	10,000	10,018
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(c)	$20,000	$20,826
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(c)	4,000	4,154
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(c)	2,000	2,286
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(c)	10,000	11,512
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(c)	4,000	4,475
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(c)	5,000	5,824
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(c)	4,000	4,669
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(c)	12,000	12,276
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(c)	7,000	7,607
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	5,000	5,107
Kansas City Southern
3.50%, 05/01/50 (a)	3,000	3,147
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	3,000	3,225
3.80%, 05/01/50 (a)	2,000	2,250
4.50%, 11/15/45 (a)	3,000	3,642
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	2,286
5.00%, 03/01/43 (a)	2,000	2,377
6.38%, 03/01/41 (a)	4,000	5,469
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	8,000	9,676
KLA Corp.
3.30%, 03/01/50 (a)	3,000	3,162
4.65%, 11/01/24 (a)	6,000	6,623
Kohl's Corp.
3.38%, 05/01/31 (a)	7,000	7,220
5.55%, 07/17/45 (a)	5,000	5,952
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	4,000	4,433
Lear Corp.
4.25%, 05/15/29 (a)	5,000	5,588

26

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Leidos Inc.
2.95%, 05/15/23 (a)	$11,000	$11,388
3.63%, 05/15/25 (a)	5,000	5,398
4.38%, 05/15/30 (a)	9,000	10,187
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	3,000	3,327
Life Storage LP
2.20%, 10/15/30 (a)	8,000	7,924
Lincoln National Corp.
4.35%, 03/01/48 (a)	5,000	5,954
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	5,000	6,187
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	3,000	2,913
1.70%, 10/15/30 (a)	3,000	2,871
3.00%, 10/15/50 (a)	5,000	4,870
3.50%, 04/01/51 (a)	5,000	5,319
4.05%, 05/03/47 (a)	4,000	4,574
Lowe's Cos. Inc.
1.70%, 09/15/28	10,000	9,914
LYB International Finance III LLC
1.25%, 10/01/25 (a)	5,000	4,991
3.63%, 04/01/51 (a)	3,000	3,134
3.80%, 10/01/60 (a)	3,000	3,125
Marvell Technology Inc.
1.65%, 04/15/26 (a)(g)	12,000	12,020
2.45%, 04/15/28 (a)(g)	8,000	8,155
2.95%, 04/15/31 (a)(g)	5,000	5,123
Masco Corp.
3.50%, 11/15/27 (a)	2,000	2,181
McCormick & Company Inc.
1.85%, 02/15/31 (a)	3,000	2,898
3.25%, 11/15/25 (a)	18,000	19,340
McDonald's Corp.
3.60%, 07/01/30 (a)	7,000	7,787
3.63%, 09/01/49 (a)	3,000	3,275
4.88%, 12/09/45 (a)	7,000	8,944
Medtronic Inc.
4.63%, 03/15/45 (a)	2,000	2,609
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	13,000	16,246
Merck & Company Inc.
2.45%, 06/24/50 (a)	3,000	2,789
2.75%, 02/10/25 (a)	7,000	7,409
4.00%, 03/07/49 (a)	2,000	2,397
MetLife Inc.
4.72%, 12/15/44 (a)	9,000	11,596
Microchip Technology Inc.
2.67%, 09/01/23 (a)	17,000	17,629
Micron Technology Inc.
2.50%, 04/24/23 (a)	10,000	10,295
Microsoft Corp.
2.40%, 08/08/26 (a)	4,000	4,250
2.68%, 06/01/60 (a)	3,000	2,915
2.92%, 03/17/52 (a)	15,000	15,605
3.04%, 03/17/62 (a)	5,000	5,263
3.45%, 08/08/36 (a)	3,000	3,438
3.50%, 02/12/35 (a)	3,000	3,458
Mid-America Apartments LP
2.88%, 09/15/51 (a)	5,000	4,803
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	4,000	4,427
	Principal Amount	Fair Value
Morgan Stanley
3.70%, 10/23/24 (a)	$7,000	$7,593
3.95%, 04/23/27 (a)	5,000	5,561
4.35%, 09/08/26 (a)	11,000	12,404
5.00%, 11/24/25 (a)	14,000	15,997
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (c)	24,000	23,475
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	9,000	8,723
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(c)	18,000	19,841
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(c)	9,000	10,357
MPLX LP
2.65%, 08/15/30 (a)	3,000	3,014
3.38%, 03/15/23 (a)	5,000	5,190
Mylan Inc.
5.20%, 04/15/48 (a)	3,000	3,671
National Retail Properties Inc.
4.00%, 11/15/25 (a)	4,000	4,413
NewMarket Corp.
2.70%, 03/18/31 (a)	5,000	5,004
Newmont Corp.
4.88%, 03/15/42 (a)	5,000	6,264
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	9,000	9,668
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(c)	5,000	5,848
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	8,000	8,217
NIKE Inc.
3.38%, 03/27/50 (a)	2,000	2,239
NiSource Inc.
3.60%, 05/01/30 (a)	5,000	5,487
3.95%, 03/30/48 (a)	2,000	2,275
Nordstrom Inc.
4.00%, 03/15/27 (a)	13,000	13,418
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	4,000	4,599
NOV Inc.
3.60%, 12/01/29 (a)	5,000	5,262
Novant Health Inc.
3.32%, 11/01/61 (a)	5,000	5,278
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,000	4,104
3.00%, 11/20/25 (a)	3,000	3,226
Nutrien Ltd.
4.90%, 06/01/43 (a)	4,000	5,031
NVIDIA Corp.
2.85%, 04/01/30 (a)	14,000	15,002
3.50%, 04/01/50 (a)	2,000	2,226
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (a)(g)	8,000	8,062

27

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
2.70%, 05/01/25 (a)(g)	$18,000	$18,820
3.25%, 05/11/41 (a)(g)	7,000	7,244
Occidental Petroleum Corp.
2.90%, 08/15/24 (a)	4,000	4,073
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	3,242
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	2,000	2,315
ONEOK Inc.
4.35%, 03/15/29 (a)	4,000	4,508
Oracle Corp.
1.65%, 03/25/26 (a)	8,000	8,113
2.30%, 03/25/28 (a)	2,000	2,046
2.40%, 09/15/23 (a)	4,000	4,139
2.65%, 07/15/26 (a)	5,000	5,272
2.88%, 03/25/31 (a)	5,000	5,153
2.95%, 04/01/30 (a)	9,000	9,414
3.60%, 04/01/50 (a)	4,000	4,004
3.65%, 03/25/41 (a)	5,000	5,198
3.80%, 11/15/37 (a)	3,000	3,221
3.95%, 03/25/51 (a)	5,000	5,297
4.00%, 07/15/46 - 11/15/47 (a)	9,000	9,547
4.10%, 03/25/61 (a)	5,000	5,350
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	5,000	5,164
2.57%, 02/15/30 (a)	3,000	3,079
3.36%, 02/15/50 (a)	3,000	3,140
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	21,000	23,273
Owens Corning
4.40%, 01/30/48 (a)	3,000	3,507
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,927
2.50%, 02/01/31 (a)	4,000	3,805
3.00%, 06/15/28 (a)	5,000	5,043
3.30%, 08/01/40 (a)	4,000	3,691
3.50%, 08/01/50 (a)	3,000	2,726
4.30%, 03/15/45 (a)	5,000	4,932
PacifiCorp
2.70%, 09/15/30 (a)	3,000	3,127
2.90%, 06/15/52 (a)	8,000	7,764
6.25%, 10/15/37 (a)	2,000	2,832
Packaging Corp. of America
3.05%, 10/01/51	5,000	4,937
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	3,226
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(c)	9,000	9,465
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	6,000	6,411
3.25%, 06/01/50 (a)	2,000	2,149
PepsiCo Inc.
1.63%, 05/01/30 (a)	3,000	2,944
2.63%, 07/29/29 (a)	6,000	6,364
3.45%, 10/06/46 (a)	4,000	4,420
Petroleos Mexicanos
5.35%, 02/12/28 (a)	10,000	9,859
5.63%, 01/23/46 (a)	10,000	8,041
6.35%, 02/12/48 (a)	10,000	8,415
6.50%, 03/13/27 (a)	15,000	15,833
7.69%, 01/23/50 (a)	10,000	9,460
	Principal Amount	Fair Value
Pfizer Inc.
2.70%, 05/28/50 (a)	$8,000	$7,881
3.45%, 03/15/29 (a)	2,000	2,223
3.60%, 09/15/28 (a)	5,000	5,618
3.90%, 03/15/39 (a)	3,000	3,508
4.40%, 05/15/44 (a)	2,000	2,502
Philip Morris International Inc.
1.50%, 05/01/25 (a)	4,000	4,059
2.10%, 05/01/30 (a)	3,000	2,985
4.13%, 03/04/43 (a)	2,000	2,238
Phillips 66
2.15%, 12/15/30 (a)	13,000	12,689
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	8,000	8,344
3.75%, 03/01/28 (a)	3,000	3,253
4.68%, 02/15/45 (a)	4,000	4,610
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	11,000	10,865
2.15%, 01/15/31 (a)	5,000	4,856
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	3,155
3.65%, 06/01/22 (a)	11,000	11,146
Precision Castparts Corp.
4.38%, 06/15/45 (a)	6,000	7,279
Prospect Capital Corp.
3.36%, 11/15/26 (a)	9,000	9,139
Prudential Financial Inc.
3.94%, 12/07/49 (a)	5,000	5,879
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(c)	10,000	11,671
Public Service Company of Colorado
3.70%, 06/15/28 (a)	5,000	5,580
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	8,000	8,220
PVH Corp.
4.63%, 07/10/25 (a)	10,000	11,008
QUALCOMM Inc.
1.30%, 05/20/28 (a)	3,000	2,933
4.30%, 05/20/47 (a)	3,000	3,729
Quanta Services Inc.
2.35%, 01/15/32	5,000	4,896
3.05%, 10/01/41	5,000	4,834
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	10,000	9,707
2.82%, 09/01/51 (a)	9,000	8,583
3.13%, 05/04/27 (a)	7,000	7,596
3.50%, 03/15/27 (a)	3,000	3,294
3.95%, 08/16/25 (a)	2,000	2,203
4.15%, 05/15/45 (a)	3,000	3,506
4.45%, 11/16/38 (a)	2,000	2,422
Realty Income Corp.
3.00%, 01/15/27 (a)	5,000	5,354
3.25%, 01/15/31 (a)	5,000	5,425
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	6,000	5,702
Regions Financial Corp.
1.80%, 08/12/28 (a)	15,000	14,832

28

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	$6,000	$5,865
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	4,410
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	4,000	4,825
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	4,000	4,939
Rogers Communications Inc.
5.00%, 03/15/44 (a)	2,000	2,465
Roper Technologies Inc.
2.95%, 09/15/29 (a)	2,000	2,120
Ross Stores Inc.
4.70%, 04/15/27 (a)	3,000	3,447
Royalty Pharma PLC
0.75%, 09/02/23 (a)	5,000	5,016
1.20%, 09/02/25 (a)	5,000	4,965
1.75%, 09/02/27 (a)	3,000	2,986
2.15%, 09/02/31 (a)	5,000	4,815
2.20%, 09/02/30 (a)	3,000	2,938
3.35%, 09/02/51 (a)	5,000	4,740
RPM International Inc.
3.75%, 03/15/27 (a)	2,000	2,188
Ryder System Inc.
2.90%, 12/01/26 (a)	7,000	7,448
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	2,000	2,234
4.50%, 05/15/30 (a)	3,000	3,461
5.00%, 03/15/27 (a)	2,000	2,302
5.88%, 06/30/26 (a)	7,000	8,232
Salesforce.com Inc.
1.95%, 07/15/31 (a)	8,000	7,970
2.70%, 07/15/41 (a)	5,000	4,982
2.90%, 07/15/51 (a)	5,000	5,003
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	4,000	4,417
Sealed Air Corp.
1.57%, 10/15/26 (g)	30,000	29,846
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	5,000	6,403
Sempra Energy
3.80%, 02/01/38 (a)	2,000	2,214
4.00%, 02/01/48 (a)	4,000	4,469
Shell International Finance BV
2.38%, 08/21/22 (a)	11,000	11,214
3.13%, 11/07/49 (a)	6,000	6,240
3.75%, 09/12/46 (a)	6,000	6,814
4.13%, 05/11/35 (a)	7,000	8,243
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	3,000	3,128
3.20%, 09/23/26 (a)	3,000	3,240
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	4,367
South Jersey Industries Inc.
5.02%, 04/15/31 (a)	11,000	11,992
Southern California Edison Co.
2.40%, 02/01/22 (a)	10,000	10,032
4.00%, 04/01/47 (a)	11,000	11,767
4.20%, 03/01/29 (a)	10,000	11,244
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	4,000	4,440
4.40%, 05/30/47 (a)	2,000	2,354
	Principal Amount	Fair Value
Southern Copper Corp.
5.88%, 04/23/45 (a)	$8,000	$10,808
Southwest Airlines Co.
2.63%, 02/10/30 (a)	9,000	9,131
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	5,000	5,263
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	2,167
4.50%, 03/15/45 (a)	3,000	3,507
Spirit Realty LP
4.00%, 07/15/29 (a)	8,000	8,863
Starbucks Corp.
4.00%, 11/15/28 (a)	4,000	4,550
Stryker Corp.
1.95%, 06/15/30 (a)	7,000	6,911
2.90%, 06/15/50 (a)	3,000	2,993
Suncor Energy Inc.
4.00%, 11/15/47 (a)	3,000	3,328
Sysco Corp.
3.25%, 07/15/27 (a)	2,000	2,162
Tampa Electric Co.
2.40%, 03/15/31 (a)	8,000	8,133
3.45%, 03/15/51	5,000	5,395
4.35%, 05/15/44 (a)	12,000	14,474
Tapestry Inc.
4.13%, 07/15/27 (a)	2,000	2,188
4.25%, 04/01/25 (a)	30,000	32,469
Target Corp.
2.50%, 04/15/26 (a)	3,000	3,203
Teck Resources Ltd.
3.90%, 07/15/30 (a)	15,000	16,291
5.40%, 02/01/43 (a)	2,000	2,455
Texas Instruments Inc.
3.88%, 03/15/39 (a)	4,000	4,717
The Allstate Corp.
4.20%, 12/15/46 (a)	3,000	3,674
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(c)	11,000	11,878
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(c)	5,000	5,424
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(c)	8,000	8,018
The Boeing Co.
2.20%, 02/04/26 (a)	13,000	13,103
2.70%, 02/01/27 (a)	9,000	9,324
2.95%, 02/01/30 (a)	6,000	6,113
3.25%, 03/01/28 (a)	3,000	3,139
3.75%, 02/01/50 (a)	2,000	2,028
5.04%, 05/01/27 (a)	10,000	11,494
5.15%, 05/01/30 (a)	7,000	8,219
5.81%, 05/01/50 (a)	5,000	6,683
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (c)	10,000	10,267

29

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	$6,000	$6,966
The Clorox Co.
1.80%, 05/15/30 (a)	6,000	5,860
The Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	2,873
2.75%, 06/01/60 (a)	3,000	2,900
The Dow Chemical Co.
2.10%, 11/15/30 (a)	7,000	6,934
3.60%, 11/15/50 (a)	3,000	3,189
4.25%, 10/01/34 (a)	3,000	3,443
5.55%, 11/30/48 (a)	2,000	2,745
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	3,000	3,114
The George Washington University
4.13%, 09/15/48 (a)	8,000	9,757
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	15,000	16,195
3.85%, 01/26/27 (a)	9,000	9,888
4.25%, 10/21/25 (a)	2,000	2,216
5.15%, 05/22/45 (a)	5,000	6,547
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(c)	8,000	7,976
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(c)	10,000	9,634
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	5,000	4,953
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(c)	11,000	11,179
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	5,000	4,942
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	5,000	5,169
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(c)	4,000	4,423
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(c)	4,000	4,596
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(c)	$4,000	$4,525
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	9,000	9,401
The Hartford Financial Services Group Inc. (2.25% fixed rate until 11/01/21; 2.13% + 3 month USD LIBOR thereafter)
2.25%, 02/12/67 (a)(c)(g)	8,000	7,687
The Home Depot Inc.
2.70%, 04/15/30 (a)	2,000	2,116
3.35%, 04/15/50 (a)	3,000	3,246
3.50%, 09/15/56 (a)	5,000	5,583
3.90%, 12/06/28 (a)	4,000	4,579
4.50%, 12/06/48 (a)	2,000	2,569
The Kroger Co.
2.20%, 05/01/30 (a)	2,000	2,007
2.95%, 11/01/21 (a)	7,000	7,014
4.65%, 01/15/48 (a)	2,000	2,456
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	10,000	10,732
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(c)	8,000	8,774
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	12,000	11,431
The Walt Disney Co.
2.65%, 01/13/31 (a)	6,000	6,271
3.38%, 11/15/26 (a)	3,000	3,290
3.60%, 01/13/51 (a)	2,000	2,235
4.75%, 11/15/46 (a)	2,000	2,599
6.65%, 11/15/37 (a)	4,000	5,959
The Williams Companies Inc.
3.75%, 06/15/27 (a)	3,000	3,307
4.85%, 03/01/48 (a)	5,000	6,111
4.90%, 01/15/45 (a)	4,000	4,802
5.40%, 03/04/44 (a)	2,000	2,525
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (a)	5,000	4,986
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	4,056
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	7,000	7,536
3.75%, 04/15/27 (a)	9,000	9,916
3.88%, 04/15/30 (a)	12,000	13,258
Total Capital International S.A.
3.46%, 02/19/29 (a)	5,000	5,531
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	7,000	7,521
3.80%, 03/21/29 (a)	4,000	4,470
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	7,000	7,971
4.88%, 01/15/26 (a)	3,000	3,425
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(c)	11,000	11,865

30

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	$4,000	$4,467
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(c)	11,000	11,676
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	4,000	4,760
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	3,000	3,286
Tyson Foods Inc.
4.00%, 03/01/26 (a)	5,000	5,559
4.55%, 06/02/47 (a)	2,000	2,448
UDR Inc.
2.10%, 08/01/32 (a)	5,000	4,812
3.00%, 08/15/31 (a)	5,000	5,235
Union Pacific Corp.
3.55%, 05/20/61 (a)	4,000	4,327
3.80%, 04/06/71 (a)(g)	5,000	5,632
4.10%, 09/15/67 (a)	5,000	5,904
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	8,000	8,024
4.45%, 12/15/48 (a)	4,000	5,067
4.75%, 07/15/45 (a)	6,000	7,859
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	2,000	2,203
Vale S.A.
5.63%, 09/11/42 (a)	5,000	6,145
Valero Energy Corp.
2.85%, 04/15/25 (a)	7,000	7,372
4.00%, 04/01/29 (a)	2,000	2,200
Ventas Realty LP
3.25%, 10/15/26 (a)	9,000	9,638
VEREIT Operating Partnership LP
2.85%, 12/15/32 (a)	5,000	5,193
Verizon Communications Inc.
2.10%, 03/22/28 (a)	8,000	8,122
2.36%, 03/15/32 (g)	8,000	7,921
2.55%, 03/21/31 (a)	8,000	8,116
3.00%, 03/22/27 (a)	25,000	26,833
3.40%, 03/22/41 (a)	4,000	4,174
3.55%, 03/22/51 (a)	3,000	3,159
3.70%, 03/22/61 (a)	5,000	5,285
4.40%, 11/01/34 (a)	5,000	5,921
4.52%, 09/15/48 (a)	4,000	4,896
4.86%, 08/21/46 (a)	2,000	2,546
5.25%, 03/16/37 (a)	3,000	3,890
ViacomCBS Inc.
2.90%, 01/15/27 (a)	5,000	5,307
3.70%, 06/01/28 (a)	2,000	2,214
5.25%, 04/01/44 (a)	3,000	3,766
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	5,000	5,852
Visa Inc.
2.00%, 08/15/50 (a)	2,000	1,729
2.05%, 04/15/30 (a)	3,000	3,050
2.70%, 04/15/40 (a)	4,000	4,076
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	9,000	9,450
VMware Inc.
2.20%, 08/15/31 (a)	5,000	4,895
	Principal Amount	Fair Value
Vodafone Group PLC
4.38%, 05/30/28 (a)	$5,000	$5,744
5.25%, 05/30/48 (a)	2,000	2,591
Vontier Corp.
2.40%, 04/01/28 (a)(g)	11,000	10,881
2.95%, 04/01/31 (a)(g)	6,000	5,970
Vornado Realty LP
2.15%, 06/01/26 (a)	8,000	8,132
3.40%, 06/01/31 (a)	5,000	5,175
3.50%, 01/15/25 (a)	4,000	4,256
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	2,242
Walmart Inc.
1.80%, 09/22/31	5,000	4,954
2.50%, 09/22/41	5,000	4,982
Waste Connections Inc.
2.20%, 01/15/32	5,000	4,931
2.95%, 01/15/52	5,000	4,895
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	8,000	8,655
Wells Fargo & Co.
4.15%, 01/24/29 (a)	7,000	7,947
4.75%, 12/07/46 (a)	2,000	2,502
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	10,000	10,325
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	39,000	40,224
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	9,000	9,263
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(c)	34,000	36,509
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(c)	9,000	10,061
Westlake Chemical Corp.
2.88%, 08/15/41 (a)	5,000	4,769
3.13%, 08/15/51 (a)	3,000	2,830
3.38%, 08/15/61 (a)	4,000	3,760
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(c)	7,000	7,248
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(c)	5,000	5,431
Willis North America Inc.
3.60%, 05/15/24 (a)	6,000	6,398
3.88%, 09/15/49 (a)	4,000	4,440
WPP Finance 2010
3.75%, 09/19/24 (a)	10,000	10,851
WRKCo Inc.
3.00%, 09/15/24 (a)	4,000	4,235
Xcel Energy Inc.
3.40%, 06/01/30 (a)	3,000	3,278

31

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Yamana Gold Inc.
2.63%, 08/15/31 (a)(g)	$9,000	$8,771
Zoetis Inc.
3.00%, 09/12/27 (a)	3,000	3,228
3.90%, 08/20/28 (a)	4,000	4,496
		5,100,065
Non-Agency Collateralized Mortgage Obligations - 6.1%
BANK 2017-BNK7
3.18%, 09/15/60	158,000	169,900
BANK 2018-BNK15
4.41%, 11/15/61 (c)	66,000	76,389
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53	34,000	36,326
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57	63,000	66,757
Citigroup Commercial Mortgage Trust 2015-GC35
4.61%, 11/10/48 (c)	33,000	32,156
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (c)	31,273	33,869
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (c)	25,000	26,848
GS Mortgage Securities Trust 2014-GC22
4.85%, 06/10/47 (c)	20,000	20,825
GS Mortgage Securities Trust 2015-GS1
4.57%, 11/10/48 (c)	25,000	22,045
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (c)	25,000	27,958
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52	105,000	109,420
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52	56,000	59,841
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%, 07/15/45 (c)	15,000	15,691
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%, 11/15/48 (c)	20,000	16,551
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (e)	726	8
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.26%, 02/15/46 (c)	26,000	25,193
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.01%, 03/15/48 (c)(e)	341,574	8,037
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (c)(g)	62,000	62,803
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50	62,000	58,005
	Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	$25,000	$26,652
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (c)	58,000	62,081
		957,355
Sovereign Bonds - 0.5%
Government of Mexico
4.00%, 10/02/23 (a)	2,000	2,138
4.75%, 03/08/44 (a)	20,000	21,364
Government of Peru
1.86%, 12/01/32 (a)	10,000	9,126
2.78%, 12/01/60 (a)	15,000	12,683
5.63%, 11/18/50 (a)	11,000	14,955
Government of Uruguay
5.10%, 06/18/50 (a)	14,040	17,887
		78,153
Municipal Bonds and Notes - 0.6%
American Municipal Power Inc.
6.27%, 02/15/50 (a)	15,000	21,213
Board of Regents of the University of Texas System
3.35%, 08/15/47 (a)	10,000	11,471
Port Authority of New York & New Jersey
4.46%, 10/01/62 (a)	25,000	33,662
State of California
4.60%, 04/01/38 (a)	15,000	17,386
State of Illinois
5.10%, 06/01/33 (a)	10,000	11,655
		95,387
Total Bonds and Notes (Cost $14,912,089)		15,377,794

	Number of Shares
Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $23,300) (c)	932	25,490
Total Investments in Securities (Cost $14,935,389)		15,403,284
Short-Term Investments - 11.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (h)(i) (Cost $1,825,338)	1,825,338	1,825,338
Total Investments (Cost $16,760,727)		17,228,622
Liabilities in Excess of Other Assets, net - (10.3)%		(1,609,080)
NET ASSETS - 100.0%		$15,619,542

32

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$338	5.00%/ Quarterly	06/20/26	$31,390	$32,830	$(1,440)

The Fund had the following long futures contracts open at September 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	December 2021	9	$1,981,759	$1,980,492	$(1,267)
5 Yr. U.S. Treasury Notes Futures	December 2021	7	859,918	859,195	(723)
					$(1,990)

The Fund had the following short futures contracts open at September 30, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	December 2021	5	$(740,538)	$(726,250)	$14,288
U.S. Long Bond Futures	December 2021	1	(163,440)	(159,218)	4,222
10 Yr. U.S. Treasury Notes Futures	December 2021	2	(266,286)	(263,219)	3,067
					$21,577
					$19,587
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
33

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to $540,400 or 3.46% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$4,571,482	$—	$4,571,482
Agency Mortgage Backed	—	4,327,215	—	4,327,215
Agency Collateralized Mortgage Obligations	—	145,025	—	145,025
Asset Backed	—	103,112	—	103,112
Corporate Notes	—	5,100,065	—	5,100,065
Non-Agency Collateralized Mortgage Obligations	—	957,355	—	957,355
Sovereign Bonds	—	78,153	—	78,153
Municipal Bonds and Notes	—	95,387	—	95,387
Preferred Stock	25,490	—	—	25,490
Short-Term Investments	1,825,338	—	—	1,825,338
Total Investments in Securities	$1,850,828	$15,377,794	$—	$17,228,622
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(1,440)	—	(1,440)
Long Futures Contracts - Unrealized Depreciation	(1,990)	—	—	(1,990)
Short Futures Contracts - Unrealized Appreciation	21,577	—	—	21,577
Total Other Financial Instruments	$19,587	$(1,440)	$—	$18,147

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,270,043	$2,270,043	$7,732,272	$8,176,977	$—	$—	1,825,338	$1,825,338	$405
34

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 40.4% †
Common Stock - 40.4%
Advertising - 0.1%
Advantage Solutions Inc. (a)	3,700	$32,005
Boston Omaha Corp., Class A (a)	800	31,024
Cardlytics Inc. (a)	1,700	142,698
Clear Channel Outdoor Holdings Inc. (a)	17,800	48,238
comScore Inc. (a)	2,198	8,572
Fluent Inc. (a)	400	908
Integral Ad Science Holding Corp. (a)	1,000	20,630
Magnite Inc. (a)	6,900	193,200
National CineMedia Inc.	4,200	14,952
Omnicom Group Inc.	3,000	217,380
Stagwell Inc. (a)	4,000	30,680
TechTarget Inc. (a)	1,300	107,146
The Interpublic Group of Companies Inc.	5,797	212,576
Thryv Holdings Inc. (a)	600	18,024
		1,078,033
Aerospace & Defense - 0.5%
AAR Corp. (a)	1,600	51,888
Aerojet Rocketdyne Holdings Inc.	4,100	178,555
Aerovironment Inc. (a)	1,300	112,216
Astronics Corp. (a)	1,400	19,684
Axon Enterprise Inc. (a)	900	157,518
BWX Technologies Inc.	1,400	75,404
Byrna Technologies Inc. (a)	1,000	21,860
Curtiss-Wright Corp.	600	75,708
Ducommun Inc. (a)	600	30,210
General Dynamics Corp.	3,500	686,105
HEICO Corp.	700	92,309
HEICO Corp., Class A	1,000	118,430
Hexcel Corp. (a)	1,200	71,268
Howmet Aerospace Inc.	5,400	168,480
Huntington Ingalls Industries Inc.	600	115,836
Kaman Corp.	1,335	47,620
Kratos Defense & Security Solutions Inc. (a)	6,300	140,553
L3Harris Technologies Inc.	2,900	638,696
Lockheed Martin Corp.	3,501	1,208,195
Maxar Technologies Inc.	3,600	101,952
Mercury Systems Inc. (a)	800	37,936
Moog Inc.	1,500	114,345
National Presto Industries Inc.	290	23,803
Northrop Grumman Corp.	2,100	756,315
PAE Inc. (a)	3,500	20,930
Park Aerospace Corp.	1,253	17,141
Parsons Corp. (a)	1,300	43,888
Raytheon Technologies Corp.	21,631	1,859,401
Spirit AeroSystems Holdings Inc., Class A	1,600	70,704
Textron Inc.	3,400	237,354
The Boeing Co. (a)	7,682	1,689,579
TransDigm Group Inc. (a)	770	480,919
Triumph Group Inc. (a)	3,300	61,479
Vectrus Inc. (a)	715	35,950
Virgin Galactic Holdings Inc. (a)	3,000	75,900
		9,638,131
	Number of Shares	Fair Value
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	903	$110,644
AgEagle Aerial Systems Inc. (a)	3,400	10,234
Deere & Co.	3,982	1,334,249
Hydrofarm Holdings Group Inc. (a)	2,100	79,485
Lindsay Corp.	600	91,074
The Toro Co.	1,600	155,856
Titan International Inc. (a)	2,500	17,900
		1,799,442
Agricultural Products - 0.1%
AppHarvest Inc. (a)	2,400	15,648
Archer-Daniels-Midland Co.	7,957	477,500
Bunge Ltd.	2,000	162,640
Darling Ingredients Inc. (a)	2,300	165,370
Fresh Del Monte Produce Inc.	2,180	70,240
Ingredion Inc.	1,044	92,926
Limoneira Co.	1,000	16,170
		1,000,494
Air Freight & Logistics - 0.2%
Air Transport Services Group Inc. (a)	3,000	77,430
Atlas Air Worldwide Holdings Inc. (a)	1,340	109,451
CH Robinson Worldwide Inc.	1,969	171,303
Echo Global Logistics Inc. (a)	1,300	62,023
Expeditors International of Washington Inc.	2,387	284,363
FedEx Corp.	3,484	764,007
Forward Air Corp.	1,600	132,832
GXO Logistics Inc. (a)	1,400	109,816
Hub Group Inc., Class A (a)	1,951	134,131
Radiant Logistics Inc. (a)	2,600	16,614
United Parcel Service Inc., Class B	10,330	1,881,093
		3,743,063
Airlines - 0.1%
Alaska Air Group Inc. (a)	1,800	105,480
Allegiant Travel Co. (a)	800	156,384
American Airlines Group Inc. (a)	9,200	188,784
Delta Air Lines Inc. (a)	9,000	383,490
Frontier Group Holdings Inc. (a)	1,700	26,843
Hawaiian Holdings Inc. (a)	3,400	73,644
JetBlue Airways Corp. (a)	4,700	71,863
Mesa Air Group Inc. (a)	2,000	15,320
SkyWest Inc. (a)	2,600	128,284
Southwest Airlines Co. (a)	8,500	437,155
Spirit Airlines Inc. (a)	5,200	134,888
Sun Country Airlines Holdings Inc. (a)	900	30,186
United Airlines Holdings Inc. (a)	4,500	214,065
		1,966,386
Alternative Carriers - 0.1%
Anterix Inc. (a)	700	42,490
Bandwidth Inc., Class A (a)	1,300	117,364
Cogent Communications Holdings Inc.	2,100	148,764
EchoStar Corp., Class A (a)	2,000	51,020
Globalstar Inc. (a)	29,800	49,766

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Iridium Communications Inc. (a)	6,200	$247,070
Liberty Latin America Ltd., Class A (a)	2,900	37,932
Liberty Latin America Ltd., Class C (a)	7,638	100,211
Lumen Technologies Inc.	15,300	189,567
		984,184
Aluminum - 0.0% *
Alcoa Corp. (a)	2,400	117,456
Arconic Corp. (a)	5,700	179,778
Century Aluminum Co. (a)	3,000	40,350
Kaiser Aluminum Corp.	800	87,168
		424,752
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	3,200	120,416
American Eagle Outfitters Inc.	8,500	219,300
Boot Barn Holdings Inc. (a)	1,500	133,305
Burlington Stores Inc. (a)	1,000	283,570
Caleres Inc.	2,100	46,662
Chico's FAS Inc. (a)	7,100	31,879
Citi Trends Inc. (a)	567	41,368
Designer Brands Inc., Class A (a)	2,800	39,004
Foot Locker Inc.	1,215	55,477
Genesco Inc. (a)	700	40,411
Guess? Inc.	1,800	37,818
Ross Stores Inc.	5,000	544,250
Shoe Carnival Inc.	1,158	37,542
The Buckle Inc.	1,659	65,680
The Cato Corp., Class A	600	9,924
The Children's Place Inc. (a)	800	60,208
The Gap Inc.	2,747	62,357
The TJX Companies Inc.	17,276	1,139,871
Tilly's Inc., Class A	1,600	22,416
Torrid Holdings Inc. (a)	200	3,086
Urban Outfitters Inc. (a)	4,000	118,760
Victoria's Secret & Co. (a)	1,139	62,941
Zumiez Inc. (a)	1,200	47,712
		3,223,957
Apparel, Accessories & Luxury Goods - 0.1%
Carter's Inc.	600	58,344
Columbia Sportswear Co.	500	47,920
Fossil Group Inc. (a)	2,800	33,180
G-III Apparel Group Ltd. (a)	2,100	59,430
Hanesbrands Inc.	5,200	89,232
Kontoor Brands Inc.	2,600	129,870
Movado Group Inc.	900	28,341
Oxford Industries Inc.	900	81,153
PLBY Group Inc. (a)	1,600	37,712
PVH Corp. (a)	1,000	102,790
Ralph Lauren Corp.	700	77,728
Superior Group of Companies Inc.	599	13,951
Tapestry Inc.	4,100	151,782
Under Armour Inc., Class A (a)	2,200	44,396
Under Armour Inc., Class C (a)	3,200	56,064
Vera Bradley Inc. (a)	2,200	20,702
VF Corp.	4,600	308,154
		1,340,749
	Number of Shares	Fair Value
Application Software - 1.7%
8x8 Inc. (a)	6,300	$147,357
ACI Worldwide Inc. (a)	6,500	199,745
Adobe Inc. (a)	6,863	3,951,166
Agilysys Inc. (a)	1,100	57,596
Alarm.com Holdings Inc. (a)	2,500	195,475
Alkami Technology Inc. (a)	600	14,808
Altair Engineering Inc., Class A (a)	2,500	172,350
Alteryx Inc., Class A (a)	800	58,480
American Software Inc., Class A	1,797	42,679
Anaplan Inc. (a)	2,000	121,780
ANSYS Inc. (a)	1,200	408,540
Appfolio Inc., Class A (a)	1,000	120,400
Asana Inc., Class A (a)	3,800	394,592
Aspen Technology Inc. (a)	1,000	122,800
Autodesk Inc. (a)	3,100	884,027
Avalara Inc. (a)	1,200	209,724
Avaya Holdings Corp. (a)	4,260	84,305
Benefitfocus Inc. (a)	1,800	19,980
Bentley Systems Inc., Class B	1,900	115,216
Bill.com Holdings Inc. (a)	1,092	291,509
Black Knight Inc. (a)	2,224	160,128
Blackbaud Inc. (a)	2,500	175,875
Blackline Inc. (a)	2,800	330,568
Bottomline Technologies de Inc. (a)	2,300	90,344
Box Inc., Class A (a)	7,500	177,525
BTRS Holdings Inc. (a)	4,500	47,880
C3.ai Inc., Class A (a)	400	18,536
Cadence Design Systems Inc. (a)	4,000	605,760
CDK Global Inc.	1,800	76,590
Cerence Inc. (a)	1,932	185,685
Ceridian HCM Holding Inc. (a)	2,000	225,240
ChannelAdvisor Corp. (a)	1,700	42,891
Citrix Systems Inc.	1,800	193,266
Cleanspark Inc. (a)	1,600	18,544
Cloudera Inc. (a)	11,700	186,849
Cornerstone OnDemand Inc. (a)	3,200	183,232
Couchbase Inc. (a)	700	21,777
Coupa Software Inc. (a)	1,100	241,098
CS Disco Inc. (a)	600	28,764
Datadog Inc., Class A (a)	3,400	480,590
Digimarc Corp. (a)	700	24,108
Digital Turbine Inc. (a)	4,800	330,000
DocuSign Inc. (a)	2,700	695,061
Domo Inc., Class B (a)	1,400	118,216
Dropbox Inc., Class A (a)	4,300	125,646
Duck Creek Technologies Inc. (a)	1,100	48,664
Dynatrace Inc. (a)	2,700	191,619
E2open Parent Holdings Inc. (a)	8,000	90,400
Ebix Inc.	1,100	29,623
eGain Corp. (a)	300	3,060
Elastic N.V. (a)	900	134,091
Envestnet Inc. (a)	2,800	224,672
Everbridge Inc. (a)	500	75,520
EverCommerce Inc. (a)	1,400	23,086
Fair Isaac Corp. (a)	370	147,234
Five9 Inc. (a)	900	143,766
GTY Technology Holdings Inc. (a)	400	3,008
Guidewire Software Inc. (a)	1,200	142,644

See Notes to Schedule of Investments.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
HubSpot Inc. (a)	670	$452,980
Instructure Holdings Inc. (a)	300	6,777
Intapp Inc. (a)	700	18,032
Intelligent Systems Corp. (a)	500	20,305
InterDigital Inc.	1,600	108,512
Intuit Inc.	3,662	1,975,686
J2 Global Inc. (a)	2,300	314,226
Jamf Holding Corp. (a)	800	30,816
Kaltura Inc. (a)	200	2,058
LivePerson Inc. (a)	3,400	200,430
Manhattan Associates Inc. (a)	800	122,424
Marathon Digital Holdings Inc. (a)	4,900	154,742
Medallia Inc. (a)	1,300	44,031
MeridianLink Inc. (a)	1,000	22,360
MicroStrategy Inc., Class A (a)	367	212,273
Mimecast Ltd. (a)	3,400	216,240
Mitek Systems Inc. (a)	2,500	46,250
Model N Inc. (a)	1,700	56,950
Momentive Global Inc. (a)	7,400	145,040
nCino Inc. (a)	700	49,721
NCR Corp. (a)	1,900	73,644
New Relic Inc. (a)	800	57,416
Nuance Communications Inc. (a)	4,232	232,929
Nutanix Inc., Class A (a)	2,800	105,560
ON24 Inc. (a)	1,700	33,898
PagerDuty Inc. (a)	4,200	173,964
Palantir Technologies Inc., Class A (a)	23,200	557,728
Paycom Software Inc. (a)	700	347,025
Paylocity Holding Corp. (a)	500	140,200
Pegasystems Inc.	600	76,260
PROS Holdings Inc. (a)	1,700	60,316
PTC Inc. (a)	1,500	179,685
Q2 Holdings Inc. (a)	2,900	232,406
QAD Inc., Class A	700	61,173
Rekor Systems Inc. (a)	1,600	18,384
Rimini Street Inc. (a)	3,100	29,915
RingCentral Inc., Class A (a)	1,100	239,250
Riot Blockchain Inc. (a)	4,800	123,360
salesforce.com Inc. (a)	13,263	3,597,191
ShotSpotter Inc. (a)	500	18,185
Smartsheet Inc., Class A (a)	1,700	116,994
Smith Micro Software Inc. (a)	4,400	21,296
Splunk Inc. (a)	2,400	347,304
Sprout Social Inc., Class A (a)	2,290	279,265
SPS Commerce Inc. (a)	1,857	299,553
SS&C Technologies Holdings Inc.	3,100	215,140
Sumo Logic Inc. (a)	5,000	80,600
Synopsys Inc. (a)	2,219	664,391
The Trade Desk Inc., Class A (a)	6,220	437,266
Tyler Technologies Inc. (a)	600	275,190
Unity Software Inc. (a)	2,100	265,125
Upland Software Inc. (a)	1,300	43,472
Verint Systems Inc. (a)	2,800	125,412
Veritone Inc. (a)	1,600	38,224
Viant Technology Inc., Class A (a)	600	7,332
VirnetX Holding Corp. (a)	3,900	15,288
Vonage Holdings Corp. (a)	12,400	199,888
Workday Inc., Class A (a)	2,700	674,703
Workiva Inc. (a)	2,200	310,112
Yext Inc. (a)	6,800	81,804
	Number of Shares	Fair Value
Zendesk Inc. (a)	1,700	$197,863
Zix Corp. (a)	3,300	23,331
Zoom Video Communications Inc., Class A (a)	3,092	808,558
		29,740,542
Asset Management & Custody Banks - 0.4%
Affiliated Managers Group Inc.	600	90,654
Ameriprise Financial Inc.	1,600	422,592
Apollo Global Management Inc.	2,600	160,134
Ares Management Corp., Class A	2,100	155,043
Artisan Partners Asset Management Inc., Class A	3,316	162,219
AssetMark Financial Holdings Inc. (a)	1,000	24,870
BlackRock Inc.	2,051	1,720,092
Blackstone Inc.	9,700	1,128,498
Blucora Inc. (a)	3,300	51,447
Brightsphere Investment Group Inc.	2,900	75,777
Cohen & Steers Inc.	1,293	108,314
Diamond Hill Investment Group Inc.	177	31,092
Federated Hermes Inc.	4,800	156,000
Focus Financial Partners Inc., Class A (a)	3,000	157,110
Franklin Resources Inc.	4,100	121,852
GCM Grosvenor Inc., Class A	2,000	23,040
Hamilton Lane Inc.	1,900	161,158
Invesco Ltd.	4,300	103,673
KKR & Company Inc.	8,000	487,040
Northern Trust Corp.	2,900	312,649
Pzena Investment Management Inc., Class A	300	2,952
Sculptor Capital Management Inc.	1,100	30,679
SEI Investments Co.	1,700	100,810
State Street Corp. (b)	5,000	423,600
StepStone Group Inc., Class A	2,200	93,808
T Rowe Price Group Inc.	3,215	632,390
The Bank of New York Mellon Corp.	11,500	596,160
The Carlyle Group Inc.	2,200	104,016
Virtus Investment Partners Inc.	350	108,612
WisdomTree Investments Inc.	5,800	32,886
		7,779,167
Auto Parts & Equipment - 0.1%
American Axle & Manufacturing Holdings Inc. (a)	7,300	64,313
BorgWarner Inc.	3,600	155,556
Cooper-Standard Holdings Inc. (a)	1,000	21,910
Dana Inc.	7,500	166,800
Dorman Products Inc. (a)	1,300	123,071
Fox Factory Holding Corp. (a)	2,200	317,988
Gentex Corp.	3,658	120,641
Gentherm Inc. (a)	1,600	129,488
LCI Industries	1,400	188,482
Lear Corp.	800	125,184
Modine Manufacturing Co. (a)	2,100	23,793
Motorcar Parts of America Inc. (a)	1,100	21,450
Patrick Industries Inc.	1,100	91,630
QuantumScape Corp. (a)	3,000	73,620

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Standard Motor Products Inc.	900	$39,339
Stoneridge Inc. (a)	1,080	22,021
Tenneco Inc., Class A (a)	3,500	49,945
Visteon Corp. (a)	1,600	151,024
XL Fleet Corp. (a)	3,100	19,096
XPEL Inc. (a)	900	68,274
		1,973,625
Automobile Manufacturers - 0.6%
Canoo Inc. (a)	4,700	36,143
Fisker Inc. (a)	9,300	136,245
Ford Motor Co. (a)	55,865	791,048
General Motors Co. (a)	19,449	1,025,157
Lordstown Motors Corp., Class A (a)	5,500	43,890
Tesla Inc. (a)	11,358	8,807,902
Thor Industries Inc.	834	102,382
Winnebago Industries Inc.	1,900	137,655
Workhorse Group Inc. (a)	6,100	46,665
		11,127,087
Automotive Retail - 0.2%
Advance Auto Parts Inc.	900	188,001
America's Car-Mart Inc. (a)	313	36,552
Arko Corp. (a)	5,900	59,590
Asbury Automotive Group Inc. (a)	995	195,756
AutoNation Inc. (a)	582	70,864
AutoZone Inc. (a)	306	519,585
Camping World Holdings Inc., Class A	2,533	98,458
CarLotz Inc. (a)	4,400	16,764
CarMax Inc. (a)	2,400	307,104
Carvana Co. (a)	1,100	331,694
Group 1 Automotive Inc.	989	185,814
Lithia Motors Inc., Class A	400	126,816
Monro Inc.	1,700	97,767
Murphy USA Inc.	1,300	217,438
OneWater Marine Inc., Class A	600	24,126
O'Reilly Automotive Inc. (a)	1,000	611,060
Penske Automotive Group Inc.	470	47,282
Shift Technologies Inc. (a)	3,000	20,820
Sonic Automotive Inc., Class A	1,106	58,109
TravelCenters of America Inc. (a)	700	34,853
Vroom Inc. (a)	1,500	33,105
		3,281,558
Biotechnology - 1.5%
4D Molecular Therapeutics Inc. (a)	1,200	32,364
89bio Inc. (a)	100	1,959
AbbVie Inc.	25,235	2,722,099
ACADIA Pharmaceuticals Inc. (a)	6,000	99,660
Acceleron Pharma Inc. (a)	800	137,680
Adagio Therapeutics Inc. (a)	1,100	46,464
Adverum Biotechnologies Inc. (a)	5,332	11,570
Aeglea BioTherapeutics Inc. (a)	2,800	22,260
Aerovate Therapeutics Inc. (a)	1,100	23,078
Agenus Inc. (a)	9,800	51,450
Agios Pharmaceuticals Inc. (a)	3,000	138,450
Akebia Therapeutics Inc. (a)	8,700	25,056
Akero Therapeutics Inc. (a)	1,100	24,585
Akouos Inc. (a)	1,500	17,415
	Number of Shares	Fair Value
Albireo Pharma Inc. (a)	1,000	$31,200
Aldeyra Therapeutics Inc. (a)	2,400	21,072
Alector Inc. (a)	3,056	69,738
Aligos Therapeutics Inc. (a)	1,300	20,163
Allakos Inc. (a)	1,800	190,566
Allogene Therapeutics Inc. (a)	3,600	92,520
Allovir Inc. (a)	1,800	45,108
Alnylam Pharmaceuticals Inc. (a)	1,700	320,977
Altimmune Inc. (a)	1,600	18,096
ALX Oncology Holdings Inc. (a)	1,000	73,860
Amgen Inc.	8,145	1,732,034
Amicus Therapeutics Inc. (a)	13,600	129,880
AnaptysBio Inc. (a)	1,300	35,256
Anavex Life Sciences Corp. (a)	3,300	59,235
Anika Therapeutics Inc. (a)	800	34,048
Annexon Inc. (a)	1,600	29,776
Apellis Pharmaceuticals Inc. (a)	3,800	125,248
Applied Molecular Transport Inc. (a)	1,700	43,979
Applied Therapeutics Inc. (a)	1,000	16,600
AquaBounty Technologies Inc. (a)	3,200	13,024
Arcturus Therapeutics Holdings Inc. (a)	1,204	57,527
Arcus Biosciences Inc. (a)	2,700	94,149
Arcutis Biotherapeutics Inc. (a)	1,400	33,446
Ardelyx Inc. (a)	4,600	6,072
Arena Pharmaceuticals Inc. (a)	3,200	190,560
Arrowhead Pharmaceuticals Inc. (a)	5,371	335,312
Atara Biotherapeutics Inc. (a)	3,700	66,230
Athenex Inc. (a)	4,400	13,244
Athersys Inc. (a)	11,100	14,763
Atossa Genetics Inc. (a)	5,700	18,582
Atreca Inc., Class A (a)	1,800	11,214
Avid Bioservices Inc. (a)	3,500	75,495
Avidity Biosciences Inc. (a)	1,800	44,334
Avita Therapeutics Inc. (a)	1,200	21,264
Avrobio Inc. (a)	2,200	12,276
Beam Therapeutics Inc. (a)	2,700	234,927
Beyondspring Inc. (a)	1,603	25,263
BioAtla Inc. (a)	700	20,608
BioCryst Pharmaceuticals Inc. (a)	8,900	127,893
Biogen Inc. (a)	2,100	594,279
Biohaven Pharmaceutical Holding Company Ltd. (a)	2,900	402,839
BioMarin Pharmaceutical Inc. (a)	2,700	208,683
Bioxcel Therapeutics Inc. (a)	797	24,189
Black Diamond Therapeutics Inc. (a)	1,100	9,306
Bluebird Bio Inc. (a)	3,300	63,063
Blueprint Medicines Corp. (a)	3,000	308,430
Bolt Biotherapeutics Inc. (a)	800	10,120
Bridgebio Pharma Inc. (a)	5,600	262,472
Brooklyn ImmunoTherapeutics Inc. (a)	1,300	12,090
C4 Therapeutics Inc. (a)	2,200	98,296
Cardiff Oncology Inc. (a)	2,500	16,650
CareDx Inc. (a)	2,600	164,762
Caribou Biosciences Inc. (a)	900	21,483
Catalyst Pharmaceuticals Inc. (a)	5,800	30,740
Celcuity Inc. (a)	700	12,600

See Notes to Schedule of Investments.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Celldex Therapeutics Inc. (a)	2,400	$129,576
CEL-SCI Corp. (a)	2,100	23,079
Century Therapeutics Inc. (a)	900	22,644
Cerevel Therapeutics Holdings Inc. (a)	1,900	56,050
ChemoCentryx Inc. (a)	2,500	42,750
Chimerix Inc. (a)	3,500	21,665
Chinook Therapeutics Inc. (a)	2,553	32,576
Clene Inc. (a)	1,600	10,928
Clovis Oncology Inc. (a)	5,000	22,300
Codiak Biosciences Inc. (a)	1,000	16,330
Cogent Biosciences Inc. (a)	2,200	18,502
Coherus Biosciences Inc. (a)	3,500	56,245
Contra Aduro Biotech	4,580	595
Cortexyme Inc. (a)	1,000	91,660
Crinetics Pharmaceuticals Inc. (a)	1,700	35,785
Cue Biopharma Inc. (a)	1,900	27,683
Cullinan Oncology Inc. (a)	1,700	38,369
Curis Inc. (a)	4,200	32,886
Cytokinetics Inc. (a)	4,500	160,830
CytomX Therapeutics Inc. (a)	3,800	19,342
Day One Biopharmaceuticals Inc. (a)	1,000	23,730
Deciphera Pharmaceuticals Inc. (a)	1,900	64,562
Denali Therapeutics Inc. (a)	4,800	242,160
DermTech Inc. (a)	1,200	38,532
Design Therapeutics Inc. (a)	1,100	16,159
Dicerna Pharmaceuticals Inc. (a)	4,200	84,672
Dynavax Technologies Corp. (a)	5,500	105,655
Dyne Therapeutics Inc. (a)	1,200	19,488
Eagle Pharmaceuticals Inc. (a)	600	33,468
Editas Medicine Inc. (a)	3,600	147,888
Eiger BioPharmaceuticals Inc. (a)	2,100	14,028
Emergent BioSolutions Inc. (a)	2,500	125,175
Enanta Pharmaceuticals Inc. (a)	900	51,129
Epizyme Inc. (a)	5,400	27,648
Erasca Inc. (a)	1,200	25,464
Evelo Biosciences Inc. (a)	2,000	14,080
Exact Sciences Corp. (a)	2,500	238,625
Exelixis Inc. (a)	4,600	97,244
Fate Therapeutics Inc. (a)	4,206	249,290
FibroGen Inc. (a)	4,200	42,924
Flexion Therapeutics Inc. (a)	2,700	16,470
Foghorn Therapeutics Inc. (a)	500	6,965
Forma Therapeutics Holdings Inc. (a)	2,200	51,018
Forte Biosciences Inc. (a)	600	1,776
Fortress Biotech Inc. (a)	4,058	13,067
Frequency Therapeutics Inc. (a)	3,000	21,180
G1 Therapeutics Inc. (a)	2,000	26,840
Generation Bio Co. (a)	2,700	67,689
Geron Corp. (a)	17,400	23,838
Gilead Sciences Inc.	17,870	1,248,220
Global Blood Therapeutics Inc. (a)	3,600	91,728
Gossamer Bio Inc. (a)	3,500	43,995
Graphite Bio Inc. (a)	1,200	19,668
Greenwich Lifesciences Inc. (a)	400	15,628
Gritstone Oncology Inc. (a)	1,800	19,440
GT Biopharma Inc. (a)	1,400	9,436
	Number of Shares	Fair Value
Halozyme Therapeutics Inc. (a)	7,400	$301,032
Harpoon Therapeutics Inc. (a)	900	7,110
Heron Therapeutics Inc. (a)	4,400	47,036
Homology Medicines Inc. (a)	2,100	16,527
Hookipa Pharma Inc. (a)	1,300	7,657
Horizon Therapeutics PLC (a)	3,100	339,574
Humanigen Inc. (a)	2,200	13,046
iBio Inc. (a)	12,800	13,568
Icosavax Inc. (a)	600	17,754
Ideaya Biosciences Inc. (a)	1,900	48,431
IGM Biosciences Inc. (a)	400	26,304
Imago Biosciences Inc. (a)	900	18,027
Immuneering Corp. (a)	800	21,240
ImmunityBio Inc. (a)	3,373	32,853
ImmunoGen Inc. (a)	9,200	52,164
Immunovant Inc. (a)	2,200	19,118
Incyte Corp. (a)	2,500	171,950
Infinity Pharmaceuticals Inc. (a)	5,800	19,836
Inhibrx Inc. (a)	1,400	46,634
Inovio Pharmaceuticals Inc. (a)	10,914	78,144
Inozyme Pharma Inc. (a)	1,000	11,590
Insmed Inc. (a)	6,100	167,994
Instil Bio Inc. (a)	1,000	17,875
Intellia Therapeutics Inc. (a)	3,600	482,940
Intercept Pharmaceuticals Inc. (a)	1,600	23,760
Invitae Corp. (a)	10,500	298,515
Ionis Pharmaceuticals Inc. (a)	2,000	67,080
Iovance Biotherapeutics Inc. (a)	2,100	51,786
Ironwood Pharmaceuticals Inc. (a)	7,900	103,174
iTeos Therapeutics Inc. (a)	1,200	32,400
IVERIC bio Inc. (a)	5,100	82,824
Janux Therapeutics Inc. (a)	800	17,304
Jounce Therapeutics Inc. (a)	900	6,687
Kadmon Holdings Inc. (a)	10,500	91,455
KalVista Pharmaceuticals Inc. (a)	1,100	19,195
Karuna Therapeutics Inc. (a)	1,100	134,563
Karyopharm Therapeutics Inc. (a)	4,300	25,026
Keros Therapeutics Inc. (a)	800	31,648
Kezar Life Sciences Inc. (a)	900	7,776
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,600	18,224
Kinnate Biopharma Inc. (a)	1,900	43,738
Kodiak Sciences Inc. (a)	1,724	165,470
Kronos Bio Inc. (a)	2,000	41,920
Krystal Biotech Inc. (a)	1,100	57,431
Kura Oncology Inc. (a)	3,100	58,063
Kymera Therapeutics Inc. (a)	1,800	105,732
Lexicon Pharmaceuticals Inc. (a)	3,100	14,911
Ligand Pharmaceuticals Inc. (a)	800	111,456
Lineage Cell Therapeutics Inc. (a)	6,100	15,372
Lyell Immunopharma Inc. (a)	1,900	28,120
MacroGenics Inc. (a)	3,600	75,384
Madrigal Pharmaceuticals Inc. (a)	500	39,895
Magenta Therapeutics Inc. (a)	1,500	10,920
MannKind Corp. (a)	13,400	58,290
MaxCyte Inc. (a)	1,600	19,536
MEI Pharma Inc. (a)	6,700	18,492

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
MeiraGTx Holdings PLC (a)	1,500	$19,770
Mersana Therapeutics Inc. (a)	3,174	29,931
MiMedx Group Inc. (a)	5,500	33,330
Mirati Therapeutics Inc. (a)	600	106,146
Moderna Inc. (a)	4,800	1,847,328
Molecular Templates Inc. (a)	1,600	10,736
Monte Rosa Therapeutics Inc. (a)	800	17,824
Morphic Holding Inc. (a)	1,000	56,640
Mustang Bio Inc. (a)	600	1,614
Myriad Genetics Inc. (a)	4,400	142,076
Natera Inc. (a)	1,100	122,584
Neoleukin Therapeutics Inc. (a)	2,000	14,460
Neurocrine Biosciences Inc. (a)	1,400	134,274
NexImmune Inc. (a)	1,600	24,224
Nkarta Inc. (a)	500	13,905
Novavax Inc. (a)	1,100	228,041
Nurix Therapeutics Inc. (a)	1,400	41,944
Nuvalent Inc. (a)	600	13,530
Ocugen Inc. (a)	9,000	64,620
Olema Pharmaceuticals Inc. (a)	1,600	44,096
Oncocyte Corp. (a)	4,300	15,308
Oncorus Inc. (a)	1,500	14,010
Oncternal Therapeutics Inc. (a)	3,800	15,846
OPKO Health Inc. (a)	20,300	74,095
Organogenesis Holdings Inc. (a)	1,500	21,360
ORIC Pharmaceuticals Inc. (a)	1,400	29,274
Outlook Therapeutics Inc. (a)	7,100	15,407
Passage Bio Inc. (a)	1,700	16,932
PMV Pharmaceuticals Inc. (a)	1,400	41,720
Poseida Therapeutics Inc. (a)	2,000	14,580
Praxis Precision Medicines Inc. (a)	2,000	36,980
Precigen Inc. (a)	4,200	20,958
Precision BioSciences Inc. (a)	2,800	32,312
Prelude Therapeutics Inc. (a)	600	18,750
Prometheus Biosciences Inc. (a)	800	18,968
Protagonist Therapeutics Inc. (a)	2,675	47,401
PTC Therapeutics Inc. (a)	3,600	133,956
Puma Biotechnology Inc. (a)	1,900	13,319
Radius Health Inc. (a)	2,700	33,507
RAPT Therapeutics Inc. (a)	900	27,945
Recursion Pharmaceuticals Inc., Class A (a)	1,200	27,612
Regeneron Pharmaceuticals Inc. (a)	1,470	889,615
REGENXBIO Inc. (a)	2,000	83,840
Relay Therapeutics Inc. (a)	3,500	110,355
Replimune Group Inc. (a)	1,400	41,496
REVOLUTION Medicines Inc. (a)	3,000	82,530
Rhythm Pharmaceuticals Inc. (a)	2,300	30,038
Rigel Pharmaceuticals Inc. (a)	10,200	37,026
Rocket Pharmaceuticals Inc. (a)	2,400	71,736
Rubius Therapeutics Inc. (a)	2,100	37,548
Sage Therapeutics Inc. (a)	800	35,448
Sana Biotechnology Inc. (a)	4,500	101,340
Sangamo Therapeutics Inc. (a)	7,500	67,575
	Number of Shares	Fair Value
Sarepta Therapeutics Inc. (a)	1,100	$101,728
Scholar Rock Holding Corp. (a)	1,500	49,530
Seagen Inc. (a)	1,900	322,620
Selecta Biosciences Inc. (a)	4,600	19,136
Sensei Biotherapeutics Inc. (a)	500	5,260
Seres Therapeutics Inc. (a)	3,400	23,664
Sesen Bio Inc. (a)	8,400	6,663
Shattuck Labs Inc. (a)	1,500	30,570
Silverback Therapeutics Inc. (a)	800	7,984
Solid Biosciences Inc. (a)	4,800	11,472
Sorrento Therapeutics Inc. (a)	15,900	121,317
Spectrum Pharmaceuticals Inc. (a)	8,800	19,184
Spero Therapeutics Inc. (a)	1,400	25,774
SpringWorks Therapeutics Inc. (a)	1,500	95,160
SQZ Biotechnologies Co. (a)	1,400	20,188
Stoke Therapeutics Inc. (a)	800	20,352
Summit Therapeutics Inc. (a)	2,400	12,024
Surface Oncology Inc. (a)	1,500	11,355
Sutro Biopharma Inc. (a)	1,900	35,891
Syndax Pharmaceuticals Inc. (a)	1,896	36,233
Syros Pharmaceuticals Inc. (a)	2,900	12,963
Taysha Gene Therapies Inc. (a)	1,100	20,482
TCR2 Therapeutics Inc. (a)	1,700	14,467
Tenaya Therapeutics Inc. (a)	1,000	20,650
TG Therapeutics Inc. (a)	6,700	222,976
Tonix Pharmaceuticals Holding Corp. (a)	18,200	10,940
Travere Therapeutics Inc. (a)	2,900	70,325
Trevena Inc. (a)	10,100	12,423
Turning Point Therapeutics Inc. (a)	2,400	159,432
Twist Bioscience Corp. (a)	2,500	267,425
Ultragenyx Pharmaceutical Inc. (a)	900	81,171
United Therapeutics Corp. (a)	611	112,778
UroGen Pharma Ltd. (a)	1,200	20,184
Vanda Pharmaceuticals Inc. (a)	2,500	42,850
Vaxart Inc. (a)	6,145	48,853
Vaxcyte Inc. (a)	2,500	63,425
VBI Vaccines Inc. (a)	10,793	33,566
Veracyte Inc. (a)	3,500	162,575
Verastem Inc. (a)	10,400	32,032
Vericel Corp. (a)	2,300	112,240
Vertex Pharmaceuticals Inc. (a)	3,700	671,143
Verve Therapeutics Inc. (a)	800	37,600
Viking Therapeutics Inc. (a)	4,000	25,120
Vir Biotechnology Inc. (a)	3,100	134,912
Viracta Therapeutics Inc. (a)	1,800	14,436
VistaGen Therapeutics Inc. (a)	10,700	29,318
Vor BioPharma Inc. (a)	700	10,976
XBiotech Inc.	857	11,098
Xencor Inc. (a)	2,400	78,384
XOMA Corp. (a)	400	9,900
Y-mAbs Therapeutics Inc. (a)	2,200	62,788
Zentalis Pharmaceuticals Inc. (a)	2,000	133,280
ZIOPHARM Oncology Inc. (a)	12,700	23,114
		27,118,647

See Notes to Schedule of Investments.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	2,700	$125,226
The Boston Beer Company Inc., Class A (a)	124	63,209
		188,435
Broadcasting - 0.1%
AMC Networks Inc., Class A (a)	1,400	65,226
Discovery Inc., Class A (a)	2,300	58,374
Discovery Inc., Class C (a)	4,600	111,642
Entercom Communications Corp. (a)	6,900	25,392
Entravision Co.mmunications Co.rp, Class A	2,100	14,910
Fox Corp., Class A	4,800	192,528
Fox Corp., Class B	1,900	70,528
Gray Television Inc.	4,200	95,844
Hemisphere Media Group Inc. (a)	200	2,436
iHeartMedia Inc., Class A (a)	5,653	141,438
Media General Inc.	2,076	208
Nexstar Broadcasting Group Inc., Class A	600	91,176
Sinclair Broadcast Group Inc., Class A	2,869	90,890
TEGNA Inc.	11,600	228,752
The EW Scripps., Class A	3,600	65,016
ViacomCBS Inc., Class B	7,600	300,276
ViacomCBS Inc.	800	33,656
		1,588,292
Building Products - 0.2%
AAON Inc.	2,356	153,941
Advanced Drainage Systems Inc.	700	75,719
American Woodmark Corp. (a)	700	45,759
AO Smith Corp.	2,006	122,506
Apogee Enterprises Inc.	1,500	56,640
Armstrong World Industries Inc.	700	66,829
Builders FirstSource Inc. (a)	2,700	139,698
Carlisle Companies Inc.	700	139,153
Carrier Global Corp.	12,400	641,824
Cornerstone Building Brands Inc. (a)	2,600	37,986
CSW Industrials Inc.	700	89,390
Fortune Brands Home & Security Inc.	2,035	181,970
Gibraltar Industries Inc. (a)	1,600	111,440
Griffon Corp.	1,900	46,740
Insteel Industries Inc.	1,100	41,855
JELD-WEN Holding Inc. (a)	4,858	121,596
Johnson Controls International PLC	10,200	694,416
Lennox International Inc.	500	147,085
Masco Corp.	3,600	199,980
Masonite International Corp. (a)	1,400	148,582
Owens Corning	1,400	119,700
PGT Innovations Inc. (a)	2,800	53,480
Quanex Building Products Corp.	1,500	32,115
Resideo Technologies Inc. (a)	7,400	183,446
Simpson Manufacturing Company Inc.	2,400	256,728
The AZEK Company Inc. (a)	1,400	51,142
Trex Company Inc. (a)	1,700	173,281
	Number of Shares	Fair Value
UFP Industries Inc.	3,100	$210,738
View Inc. (a)	4,200	22,764
		4,366,503
Cable & Satellite - 0.3%
Altice USA Inc., Class A (a)	2,600	53,872
Cable One Inc.	76	137,798
Charter Communications Inc., Class A (a)	1,878	1,366,358
Comcast Corp., Class A	65,142	3,643,392
DISH Network Corp., Class A (a)	3,700	160,802
Liberty Broadband Corp., Class A (a)	300	50,505
Liberty Broadband Corp., Class C (a)	2,200	379,940
Liberty Media Corp-Liberty SiriusXM (a)	3,500	165,785
Loral Space & Communications Inc.	800	34,408
Sirius XM Holdings Inc.	11,200	68,320
WideOpenWest Inc. (a)	3,100	60,915
		6,122,095
Casinos & Gaming - 0.2%
Accel Entertainment Inc. (a)	3,000	36,420
Bally's Corp. (a)	1,600	80,224
Boyd Gaming Corp. (a)	1,000	63,260
Caesars Entertainment Inc. (a)	3,000	336,840
Century Casinos Inc. (a)	1,800	24,246
Churchill Downs Inc.	500	120,040
DraftKings Inc., Class A (a)	4,300	207,088
Esports Technologies Inc. (a)	800	26,856
Everi Holdings Inc. (a)	4,929	119,183
Full House Resorts Inc. (a)	2,400	25,464
Golden Entertainment Inc. (a)	1,000	49,090
Golden Nugget Online Gaming Inc. (a)	1,700	29,529
International Game Technology PLC (a)	5,100	134,232
Las Vegas Sands Corp. (a)	4,700	172,020
MGM Resorts International	5,600	241,640
Monarch Casino & Resort Inc. (a)	694	46,491
Penn National Gaming Inc. (a)	2,200	159,412
PlayAGS Inc. (a)	900	7,092
Red Rock Resorts Inc., Class A (a)	3,400	174,148
Rush Street Interactive Inc. (a)	2,600	49,946
Scientific Games Co.rp, Class A (a)	5,000	415,350
Wynn Resorts Ltd. (a)	1,400	118,650
		2,637,221
Coal & Consumable Fuels - 0.0% *
Arch Resources Inc. (a)	900	83,475
Centrus Energy Corp., Class A (a)	800	30,928
CONSOL Energy Inc. (a)	1,900	49,438
Energy Fuels Inc. (a)	6,700	47,034
Peabody Energy Corp. (a)	3,700	54,723
Ur-Energy Inc. (a)	13,500	23,220
		288,818
Commercial Printing - 0.0% *
Brady Corp., Class A	2,400	121,680
Deluxe Corp.	2,000	71,780
Ennis Inc.	1,577	29,726

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
RR Donnelley & Sons Co. (a)	2,800	$14,392
		237,578
Commodity Chemicals - 0.1%
AdvanSix Inc. (a)	1,600	63,600
Cabot Corp.	3,300	165,396
Dow Inc.	10,500	604,380
Hawkins Inc.	1,160	40,461
Koppers Holdings Inc. (a)	1,200	37,512
Kronos Worldwide Inc.	1,400	17,374
LyondellBasell Industries N.V., Class A	3,700	347,245
Olin Corp.	2,090	100,842
PureCycle Technologies Inc. (a)	1,600	21,248
Tredegar Corp.	1,600	19,488
Trinseo S.A.	1,900	102,562
Valvoline Inc.	2,700	84,186
Westlake Chemical Corp.	500	45,570
Zymergen Inc. (a)	900	11,853
		1,661,717
Communications Equipment - 0.3%
ADTRAN Inc.	2,800	52,528
Arista Networks Inc. (a)	800	274,912
Aviat Networks Inc. (a)	600	19,716
CalAmp Corp. (a)	2,000	19,900
Calix Inc. (a)	2,809	138,849
Cambium Networks Corp. (a)	500	18,095
Casa Systems Inc. (a)	1,900	12,882
Ciena Corp. (a)	2,300	118,105
Cisco Systems Inc.	60,319	3,283,163
Clearfield Inc. (a)	700	30,905
CommScope Holding Company Inc. (a)	2,900	39,411
Comtech Telecommunications Corp.	1,400	35,854
Digi International Inc. (a)	1,737	36,512
DZS Inc. (a)	1,132	13,878
EMCORE Corp. (a)	2,500	18,700
Extreme Networks Inc. (a)	7,400	72,890
F5 Networks Inc. (a)	900	178,902
Harmonic Inc. (a)	5,700	49,875
Infinera Corp. (a)	10,600	88,192
Inseego Corp. (a)	4,200	27,972
Juniper Networks Inc.	4,900	134,848
Lumentum Holdings Inc. (a)	1,100	91,894
Motorola Solutions Inc.	2,400	557,568
NETGEAR Inc. (a)	1,400	44,674
NetScout Systems Inc. (a)	3,400	91,630
Plantronics Inc. (a)	2,400	61,704
Ribbon Communications Inc. (a)	4,000	23,920
Ubiquiti Inc.	100	29,867
ViaSat Inc. (a)	900	49,563
Viavi Solutions Inc. (a)	11,800	185,732
		5,802,641
Computer & Electronics Retail - 0.0% *
Best Buy Company Inc.	3,603	380,873
Conn's Inc. (a)	771	17,602
GameStop Corp., Class A (a)	900	157,923
Rent-A-Center Inc.	3,400	191,114
		747,512
	Number of Shares	Fair Value
Construction & Engineering - 0.1%
AECOM (a)	2,100	$132,615
Ameresco Inc., Class A (a)	1,500	87,645
API Group Corp. (a)(c)	10,300	209,605
Arcosa Inc.	2,400	120,408
Argan Inc.	874	38,168
Comfort Systems USA Inc.	1,800	128,376
Construction Partners Inc., Class A (a)	1,785	59,565
Dycom Industries Inc. (a)	1,600	113,984
EMCOR Group Inc.	2,800	323,064
Fluor Corp. (a)	7,100	113,387
Granite Construction Inc.	2,400	94,920
Great Lakes Dredge & Dock Corp. (a)	3,000	45,270
IES Holdings Inc. (a)	520	23,759
Infrastructure and Energy Alternatives Inc. (a)	1,600	18,288
MasTec Inc. (a)	700	60,396
Matrix Service Co. (a)	1,600	16,736
MYR Group Inc. (a)	981	97,609
Northwest Pipe Co. (a)	597	14,149
NV5 Global Inc. (a)	800	78,856
Primoris Services Corp.	3,100	75,919
Quanta Services Inc.	2,038	231,965
Sterling Construction Company Inc. (a)	1,600	36,272
Tutor Perini Corp. (a)	2,000	25,960
Valmont Industries Inc.	300	70,536
WillScot Mobile Mini Holdings Corp. (a)	11,200	355,264
		2,572,716
Construction Machinery & Heavy Trucks - 0.2%
Alamo Group Inc.	600	83,718
Allison Transmission Holdings Inc.	1,700	60,044
Astec Industries Inc.	1,400	75,334
Blue Bird Corp. (a)	900	18,774
Caterpillar Inc.	7,859	1,508,692
Commercial Vehicle Group Inc. (a)	2,200	20,812
Cummins Inc.	2,037	457,429
Douglas Dynamics Inc.	1,100	39,930
Federal Signal Corp.	3,100	119,722
Hyliion Holdings Corp. (a)	5,800	48,720
Ideanomics Inc. (a)	20,000	39,400
Meritor Inc. (a)	3,200	68,192
Miller Industries Inc.	670	22,807
Nikola Corp. (a)	11,700	124,839
Oshkosh Corp.	1,000	102,370
PACCAR Inc.	4,900	386,708
REV Group Inc.	1,600	27,456
Terex Corp.	3,400	143,140
The Greenbrier Companies Inc.	1,600	68,784
The Manitowoc Company Inc. (a)	2,000	42,840
The Shyft Group Inc.	1,563	59,409
Trinity Industries Inc.	4,100	111,397
Wabash National Corp.	3,100	46,903
Westinghouse Air Brake Technologies Corp.	2,700	232,767
		3,910,187
Construction Materials - 0.1%
Eagle Materials Inc.	600	78,696

See Notes to Schedule of Investments.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Forterra Inc. (a)	1,419	$33,432
Martin Marietta Materials Inc.	900	307,512
Summit Materials Inc., Class A (a)	6,100	195,017
U.S. Lime & Minerals Inc.	80	9,664
Vulcan Materials Co.	1,900	321,404
		945,725
Consumer Electronics - 0.0% *
GoPro Inc., Class A (a)	7,800	73,008
Snap One Holdings Corp. (a)	1,200	20,004
Sonos Inc. (a)	6,200	200,632
Universal Electronics Inc. (a)	800	39,400
VOXX International Corp. (a)	1,143	13,087
Vuzix Corp. (a)	2,900	30,334
		376,465
Consumer Finance - 0.3%
Ally Financial Inc.	5,100	260,355
American Express Co.	9,208	1,542,616
Atlanticus Holdings Corp. (a)	100	5,306
Capital One Financial Corp.	6,316	1,023,003
Credit Acceptance Corp. (a)	161	94,233
Curo Group Holdings Corp.	1,200	20,796
Discover Financial Services	4,400	540,540
Encore Capital Group Inc. (a)	1,500	73,905
Enova International Inc. (a)	1,700	58,735
Ezcorp Inc., Class A (a)	3,500	26,495
FirstCash Inc.	2,100	183,750
Green Dot Corp., Class A (a)	2,700	135,891
LendingClub Corp. (a)	5,500	155,320
LendingTree Inc. (a)	600	83,898
Navient Corp.	8,300	163,759
Nelnet Inc., Class A	900	71,316
OneMain Holdings Inc.	1,400	77,462
Oportun Financial Corp. (a)	1,200	30,036
PRA Group Inc. (a)	2,300	96,922
PROG Holdings Inc.	3,400	142,834
Regional Management Corp.	500	29,090
Santander Consumer USA Holdings Inc.	1,100	45,870
SLM Corp.	3,900	68,640
Synchrony Financial	8,200	400,816
Upstart Holdings Inc. (a)	600	189,864
World Acceptance Corp. (a)	200	37,916
		5,559,368
Copper - 0.0% *
Freeport-McMoRan Inc.	20,800	676,624
Data Processing & Outsourced Services - 1.3%
Alliance Data Systems Corp.	700	70,623
Automatic Data Processing Inc.	6,100	1,219,512
Broadridge Financial Solutions Inc.	1,700	283,288
Cantaloupe Inc. (a)	2,900	31,262
Cass Information Systems Inc.	600	25,110
Concentrix Corp. (a)	638	112,926
Conduent Inc. (a)	10,400	68,536
CSG Systems International Inc.	1,600	77,120
Euronet Worldwide Inc. (a)	700	89,096
Evo Payments Inc., Class A (a)	2,900	68,672
ExlService Holdings Inc. (a)	1,676	206,349
Fidelity National Information Services Inc.	8,860	1,078,085
	Number of Shares	Fair Value
Fiserv Inc. (a)	8,500	$922,250
FleetCor Technologies Inc. (a)	1,200	313,524
Flywire Corp. (a)	500	21,920
Genpact Ltd.	2,800	133,028
Global Payments Inc.	4,200	661,836
GreenBox POS (a)	1,500	12,435
GreenSky Inc., Class A (a)	3,800	42,484
I3 Verticals Inc., Class A (a)	1,100	26,631
International Money Express Inc. (a)	1,700	28,390
Jack Henry & Associates Inc.	1,045	171,443
Mastercard Inc., Class A	12,558	4,366,165
Maximus Inc.	3,300	274,560
MoneyGram International Inc. (a)	3,700	29,674
Paya Holdings Inc. (a)	4,000	43,480
Paychex Inc.	4,600	517,270
PayPal Holdings Inc. (a)	16,791	4,369,186
Repay Holdings Corp. (a)	4,500	103,635
Sabre Corp. (a)	4,800	56,832
Shift4 Payments Inc., Class A (a)	600	46,512
Square Inc., Class A (a)	5,698	1,366,608
The Western Union Co.	6,100	123,342
TTEC Holdings Inc.	900	84,177
Verra Mobility Corp. (a)	6,300	94,941
Visa Inc., Class A	24,239	5,399,237
WEX Inc. (a)	626	110,264
		22,650,403
Department Stores - 0.0% *
Dillard's Inc., Class A	300	51,756
Kohl's Corp.	2,000	94,180
Macy's Inc.	16,400	370,640
Nordstrom Inc. (a)	1,600	42,320
		558,896
Distillers & Vintners - 0.0% *
Brown-Forman Corp., Class B	2,700	180,927
Brown-Forman Corp., Class A	500	31,335
Constellation Brands Inc., Class A	2,300	484,587
MGP Ingredients Inc.	900	58,590
The Duckhorn Portfolio Inc. (a)	1,000	22,890
		778,329
Distributors - 0.0% *
Funko Inc., Class A (a)	1,400	25,494
Genuine Parts Co.	2,100	254,583
LKQ Corp. (a)	3,800	191,216
Pool Corp.	530	230,237
		701,530
Diversified Banks - 1.0%
Bank of America Corp.	105,800	4,491,210
Citigroup Inc.	28,866	2,025,816
JPMorgan Chase & Co.	42,454	6,949,295
U.S. Bancorp	19,100	1,135,304
Wells Fargo & Co.	59,122	2,743,852
		17,345,477
Diversified Chemicals - 0.0% *
Eastman Chemical Co.	1,923	193,723
Huntsman Corp.	3,000	88,770
The Chemours Co.	2,400	69,744
		352,237

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Diversified Metals & Mining - 0.0% *
Compass Minerals International Inc.	1,700	$109,480
Ferroglobe PLC (d)	1,316	—
Materion Corp.	1,000	68,640
MP Materials Corp. (a)	4,200	135,366
		313,486
Diversified Real Estate Activities - 0.0% *
Tejon Ranch Co. (a)	1,300	23,088
The RMR Group Inc., Class A	900	30,105
The St Joe Co.	1,479	62,266
		115,459
Diversified REITs - 0.1%
Alexander & Baldwin Inc.	3,500	82,040
American Assets Trust Inc.	2,500	93,550
Armada Hoffler Properties Inc.	3,500	46,795
Broadstone Net Lease Inc.	8,100	200,961
CTO Realty Growth Inc.	400	21,504
DigitalBridge Group Inc. (a)	24,700	148,941
Empire State Realty Trust Inc., Class A	6,400	64,192
Essential Properties Realty Trust Inc.	5,900	164,728
Gladstone Commercial Corp.	2,000	42,060
Global Net Lease Inc.	5,600	89,712
iStar Inc.	4,100	102,828
One Liberty Properties Inc.	985	30,033
PS Business Parks Inc.	1,084	169,906
STORE Capital Corp.	3,600	115,308
VEREIT Inc.	3,200	144,736
Washington Real Estate Investment Trust	4,200	103,950
WP Carey Inc.	2,400	175,296
		1,796,540
Diversified Support Services - 0.1%
Cintas Corp.	1,200	456,792
Copart Inc. (a)	2,900	402,288
Driven Brands Holdings Inc. (a)	300	8,667
Healthcare Services Group Inc.	3,700	92,463
IAA Inc. (a)	2,000	109,140
KAR Auction Services Inc. (a)	6,500	106,535
Matthews International Corp., Class A	1,500	52,035
UniFirst Corp.	752	159,890
Viad Corp. (a)	800	36,328
VSE Corp.	600	28,902
		1,453,040
Drug Retail - 0.0% *
Rite Aid Corp. (a)	2,600	36,920
Walgreens Boots Alliance Inc.	10,400	489,320
		526,240
Education Services - 0.1%
2U Inc. (a)	3,600	120,852
Adtalem Global Education Inc. (a)	2,600	98,306
American Public Education Inc. (a)	900	23,049
Bright Horizons Family Solutions Inc. (a)	900	125,478
Chegg Inc. (a)	2,200	149,644
	Number of Shares	Fair Value
Coursera Inc. (a)	3,000	$94,950
Graham Holdings Co., Class B	200	117,832
Grand Canyon Education Inc. (a)	700	61,572
Houghton Mifflin Harcourt Co. (a)	7,000	94,010
Laureate Education Inc., Class A (a)	5,000	84,950
Perdoceo Education Corp. (a)	4,100	43,296
PowerSchool Holdings Inc. (a)	2,200	54,142
Strategic Eduction Inc.	1,200	84,600
Stride Inc. (a)	2,000	71,880
		1,224,561
Electric Utilities - 0.5%
ALLETE Inc.	3,000	178,560
Alliant Energy Corp.	3,700	207,126
American Electric Power Company Inc.	7,000	568,260
Avangrid Inc.	898	43,643
Duke Energy Corp.	10,986	1,072,124
Edison International	5,300	293,991
Entergy Corp.	3,000	297,930
Evergy Inc.	3,100	192,820
Eversource Energy	4,941	403,976
Exelon Corp.	13,868	670,379
FirstEnergy Corp.	7,400	263,588
Hawaiian Electric Industries Inc.	1,600	65,328
IDACORP Inc.	800	82,704
MGE Energy Inc.	1,900	139,650
NextEra Energy Inc.	28,086	2,205,313
NRG Energy Inc.	3,600	146,988
OGE Energy Corp.	3,000	98,880
Otter Tail Corp.	2,100	117,537
PG&E Corp. (a)	21,400	205,440
Pinnacle West Capital Corp.	1,652	119,539
PNM Resources Inc.	4,200	207,816
Portland General Electric Co.	4,700	220,853
PPL Corp.	10,900	303,892
The Southern Co.	15,064	933,516
Xcel Energy Inc.	7,675	479,687
		9,519,540
Electrical Components & Equipment - 0.3%
Acuity Brands Inc.	500	86,685
Allied Motion Technologies Inc.	600	18,768
American Superconductor Corp. (a)	1,600	23,328
AMETEK Inc.	3,300	409,233
Array Technologies Inc. (a)	6,700	124,084
Atkore Inc. (a)	2,300	199,916
Beam Global (a)	400	10,948
Blink Charging Co. (a)	1,800	51,498
ChargePoint Holdings Inc. (a)	1,800	35,982
Eaton Corporation PLC	5,634	841,213
Emerson Electric Co.	8,500	800,700
Encore Wire Corp.	1,028	97,485
EnerSys	2,400	178,656
Eos Energy Enterprises Inc. (a)	2,900	40,687
FTC Solar Inc. (a)	2,000	15,580
FuelCell Energy Inc. (a)	16,200	108,378
Generac Holdings Inc. (a)	838	342,465
GrafTech International Ltd.	10,600	109,392
Hubbell Inc.	800	144,536
Plug Power Inc. (a)	7,100	181,334

See Notes to Schedule of Investments.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Powell Industries Inc.	600	$14,742
Preformed Line Products Co.	163	10,601
Regal Beloit Corp.	558	83,890
Rockwell Automation Inc.	1,644	483,402
Romeo Power Inc. (a)	7,300	36,135
Sensata Technologies Holding plc (a)	2,300	125,856
Shoals Technologies Group Inc., Class A (a)	1,300	36,244
Stem Inc. (a)	2,000	47,780
Sunrun Inc. (a)	2,800	123,200
Thermon Group Holdings Inc. (a)	2,000	34,620
Vertiv Holdings Co.	3,600	86,724
Vicor Corp. (a)	1,000	134,160
		5,038,222
Electronic Components - 0.1%
Akoustis Technologies Inc. (a)	2,200	21,340
Amphenol Corp., Class A	8,200	600,486
Belden Inc.	2,200	128,172
Corning Inc.	10,775	393,180
II-VI Inc. (a)	5,500	326,480
Knowles Corp. (a)	4,300	80,582
Littelfuse Inc.	300	81,981
Rogers Corp. (a)	1,040	193,939
Vishay Intertechnology Inc.	6,755	135,708
		1,961,868
Electronic Equipment & Instruments - 0.2%
908 Devices Inc. (a)	600	19,512
Advanced Energy Industries Inc.	2,000	175,500
Aeva Technologies Inc. (a)	4,800	38,112
Arlo Technologies Inc. (a)	4,700	30,127
Badger Meter Inc.	1,484	150,092
Cognex Corp.	2,400	192,528
Coherent Inc. (a)	300	75,027
Daktronics Inc. (a)	800	4,344
FARO Technologies Inc. (a)	900	59,229
Identiv Inc. (a)	1,400	26,376
Iteris Inc. (a)	3,100	16,368
Itron Inc. (a)	2,300	173,949
Keysight Technologies Inc. (a)	2,700	443,583
Luna Innovations Inc. (a)	1,800	17,100
MicroVision Inc. (a)	9,100	100,555
Napco Security Technologies Inc. (a)	900	38,772
National Instruments Corp.	1,900	74,537
nLight Inc. (a)	2,200	62,018
Novanta Inc. (a)	1,900	293,550
OSI Systems Inc. (a)	1,000	94,800
Ouster Inc. (a)	1,400	10,248
PAR Technology Corp. (a)	1,200	73,812
Teledyne Technologies Inc. (a)	643	276,220
Trimble Inc. (a)	3,700	304,325
Velodyne Lidar Inc. (a)	3,500	20,720
Vishay Precision Group Inc. (a)	800	27,816
Vontier Corp.	2,299	77,246
Zebra Technologies Corp., Class A (a)	800	412,336
		3,288,802
Electronic Manufacturing Services - 0.0% *
Benchmark Electronics Inc.	1,700	45,407
CTS Corp.	1,485	45,901
	Number of Shares	Fair Value
IPG Photonics Corp. (a)	500	$79,200
Jabil Inc.	2,200	128,414
Kimball Electronics Inc. (a)	1,380	35,563
Methode Electronics Inc.	2,200	92,510
Plexus Corp. (a)	1,436	128,393
Sanmina Corp. (a)	3,521	135,699
TTM Technologies Inc. (a)	5,500	69,135
		760,222
Environmental & Facilities Services - 0.2%
ABM Industries Inc.	3,301	148,578
BrightView Holdings Inc. (a)	2,700	39,852
Casella Waste Systems Inc., Class A (a)	2,500	189,850
CECO Environmental Corp. (a)	2,200	15,488
Clean Harbors Inc. (a)	800	83,096
Covanta Holding Corp.	6,800	136,816
Harsco Corp. (a)	4,800	81,360
Heritage-Crystal Clean Inc. (a)	900	26,082
Montrose Environmental Group Inc. (a)	1,100	67,914
Republic Services Inc.	2,919	350,455
Rollins Inc.	3,378	119,345
SP Plus Corp. (a)	1,400	42,938
Stericycle Inc. (a)	1,400	95,158
Team Inc. (a)	1,900	5,719
Tetra Tech Inc.	2,900	433,086
US Ecology Inc. (a)	1,500	48,525
Waste Management Inc.	6,000	896,160
		2,780,422
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	1,800	27,090
CF Industries Holdings Inc.	3,200	178,624
Corteva Inc.	10,700	450,256
FMC Corp.	1,764	161,512
Intrepid Potash Inc. (a)	600	18,540
The Mosaic Co.	5,200	185,744
The Scotts Miracle-Gro Co.	577	84,450
		1,106,216
Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc.	1,600	198,176
CME Group Inc.	5,100	986,238
Donnelley Financial Solutions Inc. (a)	1,700	58,854
FactSet Research Systems Inc.	500	197,390
Intercontinental Exchange Inc.	7,957	913,623
MarketAxess Holdings Inc.	500	210,345
Moody's Corp.	2,300	816,753
Morningstar Inc.	300	77,709
MSCI Inc.	1,161	706,283
Nasdaq Inc.	1,615	311,727
Open Lending Corp., Class A (a)	5,500	198,385
S&P Global Inc.	3,400	1,444,626
Tradeweb Markets Inc., Class A	1,500	121,170
		6,241,279
Food Distributors - 0.1%
HF Foods Group Inc. (a)	2,400	14,520
Performance Food Group Co. (a)	8,088	375,768
SpartanNash Co.	2,061	45,136
Sysco Corp.	7,000	549,500

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
The Andersons Inc.	1,800	$55,494
The Chefs' Warehouse Inc. (a)	2,000	65,140
U.S. Foods Holding Corp. (a)	3,300	114,378
United Natural Foods Inc. (a)	2,805	135,818
		1,355,754
Food Retail - 0.1%
Albertsons Companies Inc., Class A	2,300	71,599
Casey's General Stores Inc.	478	90,079
Grocery Outlet Holding Corp. (a)	1,100	23,727
Ingles Markets Inc., Class A	793	52,362
Sprouts Farmers Market Inc. (a)	5,900	136,703
The Kroger Co.	10,723	433,531
Village Super Market Inc., Class A	536	11,620
Weis Markets Inc.	1,083	56,912
		876,533
Footwear - 0.2%
Crocs Inc. (a)	3,300	473,484
Deckers Outdoor Corp. (a)	400	144,080
NIKE Inc., Class B	17,697	2,570,135
Rocky Brands Inc.	400	19,044
Skechers U.S.A. Inc., Class A (a)	2,000	84,240
Steven Madden Ltd.	4,113	165,178
Wolverine World Wide Inc.	3,900	116,376
		3,572,537
Forest Products - 0.0% *
Louisiana-Pacific Corp.	1,300	79,781
Gas Utilities - 0.1%
Atmos Energy Corp.	1,900	167,580
Chesapeake Utilities Corp.	900	108,045
National Fuel Gas Co.	1,300	68,276
New Jersey Resources Corp.	4,900	170,569
Northwest Natural Holding Co.	1,400	64,386
ONE Gas Inc.	2,700	171,099
South Jersey Industries Inc.	6,000	127,560
Southwest Gas Holdings Inc.	3,300	220,704
Spire Inc.	2,600	159,068
UGI Corp.	3,100	132,122
		1,389,409
General Merchandise Stores - 0.2%
Big Lots Inc.	1,878	81,430
Dollar General Corp.	3,415	724,458
Dollar Tree Inc. (a)	3,400	325,448
Franchise Group Inc.	1,300	46,033
Ollie's Bargain Outlet Holdings Inc. (a)	800	48,224
Target Corp.	7,132	1,631,588
		2,857,181
Gold - 0.1%
Coeur Mining Inc. (a)	12,600	77,742
Newmont Corp.	11,497	624,287
Royal Gold Inc.	1,000	95,490
		797,519
Health Care REITs - 0.1%
CareTrust REIT Inc.	4,700	95,504
	Number of Shares	Fair Value
Community Healthcare Trust Inc.	1,528	$69,050
Diversified Healthcare Trust	15,800	53,562
Global Medical REIT Inc.	2,600	38,220
Healthcare Realty Trust Inc.	7,900	235,262
Healthcare Trust of America Inc., Class A	3,300	97,878
Healthpeak Properties Inc.	7,700	257,796
LTC Properties Inc.	1,795	56,884
Medical Properties Trust Inc.	7,900	158,553
National Health Investors Inc.	2,113	113,045
Omega Healthcare Investors Inc.	3,400	101,864
Physicians Realty Trust	10,800	190,296
Sabra Health Care REIT Inc.	12,000	176,640
Universal Health Realty Income Trust REIT	600	33,162
Ventas Inc.	5,300	292,613
Welltower Inc.	6,000	494,400
		2,464,729
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	3,700	86,173
AmerisourceBergen Corp.	2,008	239,856
Apria Inc. (a)	900	33,435
Cardinal Health Inc.	4,100	202,786
Covetrus Inc. (a)	6,000	108,840
Henry Schein Inc. (a)	2,100	159,936
McKesson Corp.	2,216	441,826
Owens & Minor Inc.	3,587	112,237
Patterson Companies Inc.	4,342	130,868
PetIQ Inc. (a)	1,400	34,958
		1,550,915
Healthcare Equipment - 1.1%
Abbott Laboratories	24,800	2,929,624
ABIOMED Inc. (a)	600	195,312
Accelerate Diagnostics Inc. (a)	2,200	12,826
Accuray Inc. (a)	5,500	21,725
Acutus Medical Inc. (a)	508	4,491
Alphatec Holdings Inc. (a)	3,700	45,103
AngioDynamics Inc. (a)	1,600	41,504
Apyx Medical Corp. (a)	2,000	27,700
Asensus Surgical Inc. (a)	11,500	21,275
Aspira Women's Health Inc. (a)	5,100	16,575
AtriCure Inc. (a)	2,200	153,010
AxoGen Inc. (a)	2,200	34,760
Axonics Inc. (a)	2,400	156,216
Baxter International Inc.	7,100	571,053
Becton Dickinson & Co.	4,100	1,007,862
Boston Scientific Corp. (a)	20,200	876,478
Butterfly Network Inc. (a)	9,600	100,224
Cardiovascular Systems Inc. (a)	1,800	59,094
ClearPoint Neuro Inc. (a)	1,000	17,750
CONMED Corp.	1,400	183,162
CryoLife Inc. (a)	2,200	49,038
CryoPort Inc. (a)	2,000	133,020
Cutera Inc. (a)	1,000	46,600
CytoSorbents Corp. (a)	2,500	20,300
Danaher Corp.	9,090	2,767,360
DarioHealth Corp. (a)	800	10,920
DexCom Inc. (a)	1,400	765,604
Eargo Inc. (a)	1,100	7,403
Edwards Lifesciences Corp. (a)	8,900	1,007,569

See Notes to Schedule of Investments.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Envista Holdings Corp. (a)	2,400	$100,344
Glaukos Corp. (a)	2,200	105,974
Globus Medical Inc., Class A (a)	1,100	84,282
Heska Corp. (a)	540	139,612
Hill-Rom Holdings Inc.	1,000	150,000
Hologic Inc. (a)	3,500	258,335
IDEXX Laboratories Inc. (a)	1,200	746,280
Inari Medical Inc. (a)	1,900	154,090
Inogen Inc. (a)	1,061	45,718
Insulet Corp. (a)	900	255,807
Integer Holdings Corp. (a)	1,700	151,878
Integra LifeSciences Holdings Corp. (a)	1,100	75,328
Intersect ENT Inc. (a)	1,900	51,680
Intuitive Surgical Inc. (a)	1,700	1,690,055
Invacare Corp. (a)	2,052	9,767
iRadimed Corp. (a)	600	20,154
iRhythm Technologies Inc. (a)	1,500	87,840
LeMaitre Vascular Inc.	1,100	58,399
Masimo Corp. (a)	676	183,000
Mesa Laboratories Inc.	268	81,032
Misonix Inc. (a)	900	22,770
Natus Medical Inc. (a)	1,400	35,112
Neuronetics Inc. (a)	1,100	7,216
Nevro Corp. (a)	1,800	209,484
NuVasive Inc. (a)	2,600	155,610
Ortho Clinical Diagnostics Holdings PLC (a)	5,500	101,640
Orthofix Medical Inc. (a)	1,100	41,932
Outset Medical Inc. (a)	2,300	113,712
PAVmed Inc. (a)	4,300	36,722
Penumbra Inc. (a)	500	133,250
Pulse Biosciences Inc. (a)	900	19,440
ResMed Inc.	2,100	553,455
SeaSpine Holdings Corp. (a)	1,600	25,168
Senseonics Holdings Inc. (a)	21,300	72,207
Shockwave Medical Inc. (a)	1,800	370,584
Sight Sciences Inc. (a)	900	20,430
Soliton Inc. (a)	1,000	20,360
Stereotaxis Inc. (a)	2,800	15,064
STERIS PLC	1,236	252,490
Stryker Corp.	5,000	1,318,600
Surmodics Inc. (a)	800	44,480
Tactile Systems Technology Inc. (a)	900	40,005
Talis Biomedical Corp. (a)	300	1,875
Tandem Diabetes Care Inc. (a)	900	107,442
Teleflex Inc.	700	263,585
TransMedics Group Inc. (a)	1,500	49,635
Treace Medical Concepts Inc. (a)	700	18,830
Vapotherm Inc. (a)	1,200	26,724
Varex Imaging Corp. (a)	2,359	66,524
ViewRay Inc. (a)	7,200	51,912
Zimmer Biomet Holdings Inc.	3,000	439,080
Zynex Inc. (a)	1,107	12,609
		20,381,080
Healthcare Facilities - 0.1%
Acadia Healthcare Company Inc. (a)	1,300	82,914
Brookdale Senior Living Inc. (a)	11,600	73,080
Community Health Systems Inc. (a)	5,942	69,521
Encompass Health Corp.	1,500	112,560
	Number of Shares	Fair Value
Hanger Inc. (a)	1,600	$35,136
HCA Healthcare Inc.	3,600	873,792
National HealthCare Corp.	457	31,981
Select Medical Holdings Corp.	5,680	205,446
Surgery Partners Inc. (a)	1,663	70,411
Tenet Healthcare Corp. (a)	5,613	372,928
The Ensign Group Inc.	2,887	216,208
The Joint Corp. (a)	765	74,985
The Pennat Group Inc. (a)	1,200	33,708
U.S. Physical Therapy Inc.	600	66,360
Universal Health Services Inc., Class B	1,100	152,207
		2,471,237
Healthcare Services - 0.3%
1Life Healthcare Inc. (a)	5,800	117,450
Accolade Inc. (a)	2,900	122,293
Addus HomeCare Corp. (a)	762	60,770
Agiliti Inc. (a)	1,100	20,944
agilon health Inc. (a)	800	20,968
Amedisys Inc. (a)	400	59,640
AMN Healthcare Services Inc. (a)	2,500	286,875
Apollo Medical Holdings Inc. (a)	1,900	172,995
Aveanna Healthcare Holdings Inc. (a)	2,000	16,040
Castle Biosciences Inc. (a)	1,000	66,500
Chemed Corp.	169	78,605
Cigna Corp.	4,800	960,768
CorVel Corp. (a)	455	84,730
Cross Country Healthcare Inc. (a)	2,200	46,728
CVS Health Corp.	18,800	1,595,368
DaVita Inc. (a)	1,028	119,515
Fulgent Genetics Inc. (a)	1,196	107,580
Guardant Health Inc. (a)	1,200	150,012
InfuSystem Holdings Inc. (a)	916	11,936
Innovage Holding Corp. (a)	1,000	6,610
Laboratory Corporation of America Holdings (a)	1,400	394,016
LHC Group Inc. (a)	1,600	251,056
LifeStance Health Group Inc. (a)	2,400	34,800
MEDNAX Inc. (a)	4,400	125,092
ModivCare Inc. (a)	692	125,681
National Research Corp.	800	33,736
Oak Street Health Inc. (a)	1,400	59,542
Ontrak Inc. (a)	600	6,024
Option Care Health Inc. (a)	8,400	203,784
Premier Inc., Class A	1,800	69,768
Privia Health Group Inc. (a)	1,000	23,560
Quest Diagnostics Inc.	1,800	261,558
R1 RCM Inc. (a)	6,200	136,462
RadNet Inc. (a)	2,600	76,206
Sharps Compliance Corp. (a)	956	7,906
Signify Health Inc. (a)	1,100	19,657
SOC Telemed Inc. (a)	4,600	10,396
Tivity Health Inc. (a)	2,800	64,568
Viemed Healthcare Inc. (a)	2,160	11,988
		6,022,127
Healthcare Supplies - 0.2%
Align Technology Inc. (a)	1,160	771,899
Atrion Corp.	82	57,195
Avanos Medical Inc. (a)	2,400	74,880
BioLife Solutions Inc. (a)	1,300	55,016

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Bioventus Inc. (a)	300	$4,248
Cerus Corp. (a)	10,300	62,727
DENTSPLY SIRONA Inc.	3,000	174,150
Figs Inc. (a)	600	22,284
Haemonetics Corp. (a)	2,600	183,534
ICU Medical Inc. (a)	300	70,014
Lantheus Holdings Inc. (a)	3,900	100,152
Meridian Bioscience Inc. (a)	2,470	47,523
Merit Medical Systems Inc. (a)	2,800	201,040
Neogen Corp. (a)	5,500	238,865
OraSure Technologies Inc. (a)	4,200	47,502
OrthoPediatrics Corp. (a)	800	52,408
Pulmonx Corp. (a)	1,300	46,774
Quidel Corp. (a)	600	84,690
Retractable Technologies Inc. (a)	771	8,504
SI-BONE Inc. (a)	1,700	36,414
Sientra Inc. (a)	3,100	17,763
Silk Road Medical Inc. (a)	1,800	99,054
STAAR Surgical Co. (a)	2,500	321,325
The Cooper Companies Inc.	700	289,317
Utah Medical Products Inc.	231	21,446
West Pharmaceutical Services Inc.	1,009	428,361
		3,517,085
Healthcare Technology - 0.2%
Allscripts Healthcare Solutions Inc. (a)	5,600	74,872
American Well Corp., Class A (a)	9,100	82,901
Castlight Health Inc., Class B (a)	7,800	12,246
Cerner Corp.	4,300	303,236
Certara Inc. (a)	1,400	46,340
Change Healthcare Inc. (a)	3,600	75,384
Computer Programs & Systems Inc.	769	27,269
Evolent Health Inc., Class A (a)	3,760	116,560
Forian Inc. (a)	1,400	14,448
Health Catalyst Inc. (a)	2,600	130,026
HealthStream Inc. (a)	1,600	45,728
iCAD Inc. (a)	1,200	12,900
Inovalon Holdings Inc., Class A (a)	3,900	157,131
Inspire Medical Systems Inc. (a)	1,366	318,114
Multiplan Corp. (a)	11,900	66,997
NantHealth Inc. (a)	1,700	2,737
NextGen Healthcare Inc. (a)	2,400	33,840
Omnicell Inc. (a)	2,300	341,389
OptimizeRx Corp. (a)	1,000	85,550
Phreesia Inc. (a)	2,600	160,420
Schrodinger Inc. (a)	2,300	125,764
Simulations Plus Inc.	1,016	40,132
Tabula Rasa HealthCare Inc. (a)	1,500	39,315
Teladoc Health Inc. (a)	2,100	266,301
Veeva Systems Inc., Class A (a)	1,900	547,523
Vocera Communications Inc. (a)	2,000	91,520
		3,218,643
Heavy Electrical Equipment - 0.0% *
AZZ Inc.	1,200	63,840
	Number of Shares	Fair Value
Babcock & Wilcox Enterprises Inc. (a)	2,400	$15,384
Bloom Energy Corp., Class A (a)	7,985	149,479
TPI Composites Inc. (a)	2,100	70,875
		299,578
Home Building - 0.2%
Beazer Homes USA Inc. (a)	1,671	28,825
Cavco Industries Inc. (a)	500	118,370
Century Communities Inc.	1,330	81,728
D.R. Horton Inc.	4,776	401,041
Green Brick Partners Inc. (a)	1,800	36,936
Hovnanian Enterprises Inc. (a)	300	28,917
Installed Building Products Inc.	1,100	117,865
KB Home	4,200	163,464
Lennar Corp., Class A	4,023	376,875
LGI Homes Inc. (a)	1,162	164,899
M/I Homes Inc. (a)	1,674	96,757
MDC Holdings Inc.	3,226	150,719
Meritage Homes Corp. (a)	2,084	202,148
NVR Inc. (a)	46	220,528
PulteGroup Inc.	3,800	174,496
Skyline Champion Corp. (a)	2,700	162,162
Taylor Morrison Home Corp. (a)	5,900	152,102
Toll Brothers Inc.	1,715	94,822
TopBuild Corp. (a)	500	102,405
Tri Pointe Homes Inc. (a)	6,500	136,630
		3,011,689
Home Furnishing Retail - 0.0% *
Bed Bath & Beyond Inc. (a)	5,324	91,972
Haverty Furniture Companies Inc.	793	26,732
Kirkland's Inc. (a)	1,100	21,131
RH (a)	270	180,066
Sleep Number Corp. (a)	1,200	112,176
The Aaron's Company Inc.	1,579	43,485
Williams-Sonoma Inc.	1,063	188,502
		664,064
Home Furnishings - 0.0% *
Bassett Furniture Industries Inc.	900	16,299
Casper Sleep Inc. (a)	400	1,708
Ethan Allen Interiors Inc.	1,310	31,047
Flexsteel Industries Inc.	600	18,528
Hooker Furniture Corp.	700	18,893
La-Z-Boy Inc.	2,000	64,460
Leggett & Platt Inc.	2,000	89,680
Mohawk Industries Inc. (a)	800	141,920
Purple Innovation Inc. (a)	3,000	63,060
Tempur Sealy International Inc.	2,800	129,948
The Lovesac Co. (a)	600	39,654
		615,197
Home Improvement Retail - 0.4%
Floor & Decor Holdings Inc., Class A (a)	1,400	169,106
GrowGeneration Corp. (a)	3,100	76,477
Lowe's Companies Inc.	10,100	2,048,886
Lumber Liquidators Holdings Inc. (a)	1,700	31,756
The Home Depot Inc.	15,160	4,976,422
		7,302,647

See Notes to Schedule of Investments.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc.	12,000	$188,760
Ashford Hospitality Trust Inc. (a)	540	7,949
Braemar Hotels & Resorts Inc. (a)	4,000	19,400
Chatham Lodging Trust (a)	2,800	34,300
CorePoint Lodging Inc. (a)	2,300	35,650
DiamondRock Hospitality Co. (a)	9,900	93,555
Hersha Hospitality Trust (a)	2,000	18,660
Host Hotels & Resorts Inc. (a)	10,400	169,832
Park Hotels & Resorts Inc. (a)	3,500	66,990
Pebblebrook Hotel Trust	6,700	150,147
RLJ Lodging Trust	8,700	129,282
Ryman Hospitality Properties Inc. (a)	3,000	251,100
Service Properties Trust	8,400	94,164
Summit Hotel Properties Inc. (a)	4,200	40,446
Sunstone Hotel Investors Inc. (a)	11,300	134,922
Xenia Hotels & Resorts Inc. (a)	5,800	102,892
		1,538,049
Hotels, Resorts & Cruise Lines - 0.2%
Bluegreen Vacations Holding Corp. (a)	1,100	28,380
Booking Holdings Inc. (a)	587	1,393,462
Carnival Corp. (a)	12,000	300,120
Choice Hotels International Inc.	500	63,185
Expedia Group Inc. (a)	2,000	327,800
Hilton Grand Vacations Inc. (a)	4,100	195,037
Hilton Worldwide Holdings Inc. (a)	3,900	515,229
Hyatt Hotels Corp., Class A (a)	500	38,550
Lindblad Expeditions Holdings Inc. (a)	1,500	21,885
Marriott International Inc., Class A (a)	3,900	577,551
Marriott Vacations Worldwide Corp.	500	78,665
Norwegian Cruise Line Holdings Ltd. (a)	5,400	144,234
Royal Caribbean Cruises Ltd. (a)	3,200	284,640
Travel + Leisure Co.	1,300	70,889
Wyndham Hotels & Resorts Inc.	1,400	108,066
		4,147,693
Household Appliances - 0.0% *
Aterian Inc. (a)	1,200	12,996
Helen of Troy Ltd. (a)	1,261	283,321
iRobot Corp. (a)	1,600	125,600
Traeger Inc. (a)	1,100	23,023
Weber Inc. (a)	400	7,036
Whirlpool Corp.	844	172,058
		624,034
Household Products - 0.4%
Central Garden & Pet Co., Class A (a)	1,957	84,151
Central Garden & Pet Co. (a)	600	28,800
Church & Dwight Company Inc.	3,700	305,509
Colgate-Palmolive Co.	11,931	901,745
Energizer Holdings Inc.	3,800	148,390
	Number of Shares	Fair Value
Kimberly-Clark Corp.	4,800	$635,712
Reynolds Consumer Products Inc.	400	10,936
Spectrum Brands Holdings Inc.	600	57,402
The Clorox Co.	1,747	289,321
The Procter & Gamble Co.	34,903	4,879,439
WD-40 Co.	700	162,036
		7,503,441
Housewares & Specialties - 0.0% *
Lifetime Brands Inc.	772	14,043
Newell Brands Inc.	5,700	126,198
Tupperware Brands Corp. (a)	2,300	48,576
		188,817
Human Resource & Employment Services - 0.1%
ASGN Inc. (a)	2,700	305,478
Barrett Business Services Inc.	300	22,878
First Advantage Corp. (a)	1,500	28,575
GP Strategies Corp. (a)	801	16,581
Heidrick & Struggles International Inc.	887	39,587
Insperity Inc.	1,800	199,332
Kelly Services Inc., Class A	2,158	40,743
Kforce Inc.	1,200	71,568
Korn Ferry	2,800	202,608
ManpowerGroup Inc.	679	73,522
Robert Half International Inc.	1,600	160,528
TriNet Group Inc. (a)	2,100	198,618
TrueBlue Inc. (a)	1,600	43,328
Upwork Inc. (a)	6,200	279,186
		1,682,532
Hypermarkets & Super Centers - 0.4%
BJ's Wholesale Club Holdings Inc. (a)	7,000	384,440
Costco Wholesale Corp.	6,350	2,853,373
PriceSmart Inc.	1,100	85,305
Walmart Inc.	20,496	2,856,732
		6,179,850
Independent Power Producers & Energy Traders - 0.0% *
Clearway Energy Inc., Class A	800	22,560
Clearway Energy Inc., Class C	4,951	149,867
The AES Corp.	9,900	226,017
Vistra Corp.	7,300	124,830
		523,274
Industrial Conglomerates - 0.3%
3M Co.	8,200	1,438,444
General Electric Co.	15,617	1,609,020
Honeywell International Inc.	9,900	2,101,572
Raven Industries Inc. (a)	1,700	97,937
Roper Technologies Inc.	1,500	669,195
		5,916,168
Industrial Gases - 0.0% *
Air Products & Chemicals Inc.	3,100	793,941
Industrial Machinery - 0.6%
Albany International Corp., Class A	1,600	122,992
Altra Industrial Motion Corp.	3,300	182,655
Barnes Group Inc.	2,300	95,979
Chart Industries Inc. (a)	1,900	363,109

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
CIRCOR International Inc. (a)	1,200	$39,612
Colfax Corp. (a)	1,700	78,030
Columbus McKinnon Corp.	1,700	82,195
Crane Co.	700	66,367
Desktop Metal Inc., Class A (a)	7,800	55,926
Donaldson Company Inc.	1,900	109,079
Dover Corp.	2,100	326,550
Energy Recovery Inc. (a)	2,400	45,672
Enerpac Tool Group Corp.	3,000	62,190
EnPro Industries Inc.	1,200	104,544
ESCO Technologies Inc.	1,500	115,500
Evoqua Water Technologies Corp. (a)	6,000	225,360
Flowserve Corp.	1,900	65,873
Fortive Corp.	4,700	331,679
Franklin Electric Company Inc.	2,400	191,640
Gates Industrial Corp. plc (a)	400	6,508
Graco Inc.	2,433	170,237
Helios Technologies Inc.	1,700	139,587
Hillenbrand Inc.	3,800	162,070
Hyster-Yale Materials Handling Inc.	560	28,146
IDEX Corp.	1,100	227,645
Illinois Tool Works Inc.	4,400	909,172
Ingersoll Rand Inc. (a)	5,900	297,419
ITT Inc.	1,300	111,592
John Bean Technologies Corp.	1,700	238,935
Kadant Inc.	600	122,460
Kennametal Inc.	4,300	147,189
Lincoln Electric Holdings Inc.	900	115,911
Lydall Inc. (a)	1,000	62,090
Mueller Industries Inc.	3,194	131,273
Mueller Water Products Inc., Class A	8,100	123,282
NN Inc. (a)	2,700	14,175
Nordson Corp.	800	190,520
Omega Flex Inc.	126	17,979
Otis Worldwide Corp.	6,100	501,908
Parker-Hannifin Corp.	1,800	503,316
Park-Ohio Holdings Corp.	600	15,312
Proto Labs Inc. (a)	1,400	93,240
RBC Bearings Inc. (a)	1,400	297,080
Rexnord Corp.	6,400	411,456
Snap-on Inc.	725	151,489
SPX Corp. (a)	2,500	133,625
SPX FLOW Inc.	2,200	160,820
Standex International Corp.	700	69,237
Stanley Black & Decker Inc.	2,300	403,213
Tennant Co.	900	66,555
The ExOne Co. (a)	900	21,042
The Gorman-Rupp Co.	1,058	37,887
The Middleby Corp. (a)	800	136,408
The Timken Co.	900	58,878
Watts Water Technologies Inc., Class A	1,500	252,135
Welbilt Inc. (a)	6,700	155,708
Woodward Inc.	800	90,560
Xylem Inc.	2,600	321,568
		9,762,579
Industrial REITs - 0.2%
Americold Realty Trust	3,600	104,580
Duke Realty Corp.	5,376	257,349
EastGroup Properties Inc.	2,100	349,923
First Industrial Realty Trust Inc.	1,900	98,952
Indus Realty Trust Inc.	227	15,913
	Number of Shares	Fair Value
Industrial Logistics Properties Trust	2,820	$71,656
Innovative Industrial Properties Inc.	1,200	277,404
Lexington Realty Trust	14,200	181,050
Monmouth Real Estate Investment Corp.	4,700	87,655
Plymouth Industrial REIT Inc.	1,500	34,125
Prologis Inc.	10,575	1,326,422
Rexford Industrial Realty Inc.	2,000	113,500
STAG Industrial Inc.	8,700	341,475
Terreno Realty Corp.	3,800	240,274
		3,500,278
Insurance Brokers - 0.2%
Aon PLC, Class A	3,200	914,464
Arthur J Gallagher & Co.	2,900	431,085
Brown & Brown Inc.	3,500	194,075
BRP Group Inc., Class A (a)	2,800	93,212
Crawford & Co., Class A	200	1,794
eHealth Inc. (a)	1,300	52,650
Goosehead Insurance Inc., Class A	960	146,199
Marsh & McLennan Companies Inc.	7,231	1,094,990
Selectquote Inc. (a)	7,800	100,854
		3,029,323
Integrated Oil & Gas - 0.4%
Chevron Corp.	27,587	2,798,701
Exxon Mobil Corp.	60,450	3,555,669
Occidental Petroleum Corp.	11,900	352,002
		6,706,372
Integrated Telecommunication Services - 0.4%
AT&T Inc.	101,998	2,754,966
ATN International Inc.	700	32,795
Consolidated Communications Holdings Inc. (a)	4,323	39,728
IDT Corp., Class B (a)	1,200	50,340
Ooma Inc. (a)	1,300	24,193
Radius Global Infrastructure Inc., Class A (a)	3,600	58,788
Verizon Communications Inc.	59,237	3,199,391
		6,160,201
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc.	11,000	851,290
Electronic Arts Inc.	4,100	583,225
Skillz Inc. (a)	4,100	40,262
Take-Two Interactive Software Inc. (a)	1,700	261,919
Zynga Inc., Class A (a)	13,300	100,149
		1,836,845
Interactive Media & Services - 2.1%
Alphabet Inc., Class C (a)	4,028	10,735,869
Alphabet Inc., Class A (a)	4,285	11,456,033
Cargurus Inc. (a)	5,300	166,473
Cars.com Inc. (a)	4,500	56,925
Eventbrite Inc., Class A (a)	4,300	81,313
EverQuote Inc., Class A (a)	800	14,904
Facebook Inc., Class A (a)	34,233	11,618,338
fuboTV Inc. (a)	6,700	160,532
IAC/InterActiveCorp (a)	1,100	143,319

See Notes to Schedule of Investments.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Liberty TripAdvisor Holdings Inc., Class A (a)	4,300	$13,287
Match Group Inc. (a)	4,000	627,960
MediaAlpha Inc., Class A (a)	1,000	18,680
Pinterest Inc., Class A (a)	7,697	392,162
QuinStreet Inc. (a)	3,100	54,436
TripAdvisor Inc. (a)	1,500	50,775
TrueCar Inc. (a)	6,000	24,960
Twitter Inc. (a)	11,200	676,368
Vimeo Inc. (a)	1,785	52,425
Yelp Inc. (a)	3,700	137,788
Zillow Group Inc., Class A (a)	1,100	97,438
Zillow Group Inc., Class C (a)	2,100	185,094
		36,765,079
Internet & Direct Marketing Retail - 1.3%
1-800-Flowers.com Inc., Class A (a)	1,461	44,575
Amazon.com Inc. (a)	6,205	20,383,673
CarParts.com Inc. (a)	3,118	48,672
DoorDash Inc., Class A (a)	2,100	432,558
Duluth Holdings Inc., Class B (a)	100	1,363
eBay Inc.	9,200	640,964
Etsy Inc. (a)	1,800	374,328
Groupon Inc. (a)	1,100	25,091
Lands' End Inc. (a)	800	18,832
Liquidity Services Inc. (a)	1,500	32,415
Overstock.com Inc. (a)	2,200	171,424
PetMed Express Inc.	1,147	30,820
Porch Group Inc. (a)	3,900	68,952
Quotient Technology Inc. (a)	4,200	24,444
Qurate Retail Inc.	5,734	58,430
Revolve Group Inc. (a)	1,800	111,186
Shutterstock Inc.	1,200	135,984
Stamps.com Inc. (a)	900	296,811
Stitch Fix Inc., Class A (a)	3,000	119,850
The RealReal Inc. (a)	4,200	55,356
Wayfair Inc., Class A (a)	1,100	281,061
Xometry Inc. (a)	400	23,068
		23,379,857
Internet Services & Infrastructure - 0.2%
Akamai Technologies Inc. (a)	2,200	230,098
BigCommerce Holdings Inc. (a)	2,700	136,728
Brightcove Inc. (a)	1,700	19,618
Cloudflare Inc., Class A (a)	3,600	405,540
DigitalOcean Holdings Inc. (a)	2,700	209,601
Fastly Inc., Class A (a)	1,595	64,502
GoDaddy Inc., Class A (a)	2,300	160,310
Limelight Networks Inc. (a)	7,300	17,374
MongoDB Inc. (a)	900	424,359
Okta Inc. (a)	1,800	427,212
Rackspace Technology Inc. (a)	3,100	44,082
Snowflake Inc., Class A (a)	2,800	846,804
SolarWinds Corp.	600	10,038
Switch Inc., Class A	1,000	25,390
Twilio Inc., Class A (a)	2,400	765,720
VeriSign Inc. (a)	1,400	287,014
		4,074,390
Investment Banking & Brokerage - 0.4%
B. Riley Financial Inc.	1,100	64,944
BGC Partners Inc., Class A	19,200	100,032
Cowen Inc., Class A	1,491	51,156
	Number of Shares	Fair Value
Evercore Inc., Class A	566	$75,657
Greenhill & Company Inc.	1,100	16,082
Houlihan Lokey Inc.	2,724	250,880
Interactive Brokers Group Inc., Class A	1,100	68,574
Jefferies Financial Group Inc.	3,309	122,863
Lazard Ltd., Class A	1,500	68,700
LPL Financial Holdings Inc.	1,100	172,436
Moelis & Co., Class A	3,357	207,698
Morgan Stanley	19,500	1,897,545
Oppenheimer Holdings Inc., Class A	524	23,732
Piper Sandler Cos.	1,000	138,460
PJT Partners Inc., Class A	1,200	94,932
Raymond James Financial Inc.	2,550	235,314
Stifel Financial Corp.	1,400	95,144
Stonex Group Inc. (a)	804	52,984
The Charles Schwab Corp.	21,500	1,566,060
The Goldman Sachs Group Inc.	4,700	1,776,741
Virtu Financial Inc., Class A	1,000	24,430
		7,104,364
IT Consulting & Other Services - 0.2%
Amdocs Ltd.	1,947	147,407
Cognizant Technology Solutions Corp., Class A	7,489	555,759
DXC Technology Co. (a)	3,800	127,718
EPAM Systems Inc. (a)	753	429,572
Gartner Inc. (a)	1,200	364,656
Grid Dynamics Holdings Inc. (a)	2,500	73,050
International Business Machines Corp.	12,796	1,777,748
LiveRamp Holdings Inc. (a)	3,400	160,582
Perficient Inc. (a)	1,640	189,748
The Hackett Group Inc.	1,600	31,392
Unisys Corp. (a)	3,200	80,448
		3,938,080
Leisure Facilities - 0.0% *
Drive Shack Inc. (a)	7,100	19,951
F45 Training Holdings Inc. (a)	1,700	25,432
Hall of Fame Resort & Entertainment Co. (a)	4,600	12,190
Planet Fitness Inc., Class A (a)	1,200	94,260
RCI Hospitality Holdings Inc.	457	31,309
SeaWorld Entertainment Inc. (a)	2,600	143,832
Six Flags Entertainment Corp. (a)	1,100	46,750
Vail Resorts Inc. (a)	600	200,430
		574,154
Leisure Products - 0.1%
Acushnet Holdings Corp.	2,000	93,400
American Outdoor Brands Inc. (a)	800	19,648
AMMO Inc. (a)	3,200	19,680
Brunswick Corp.	1,200	114,324
Callaway Golf Co. (a)	5,900	163,017
Clarus Corp.	1,500	38,445
Escalade Inc.	595	11,251
Genius Brands International Inc. (a)	13,900	18,904
Hasbro Inc.	1,900	169,518
Johnson Outdoors Inc., Class A	240	25,392

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Latham Group Inc. (a)	1,100	$18,040
Malibu Boats Inc., Class A (a)	900	62,982
MasterCraft Boat Holdings Inc. (a)	1,083	27,162
Mattel Inc. (a)	5,100	94,656
Nautilus Inc. (a)	1,815	16,898
Peloton Interactive Inc., Class A (a)	3,772	328,353
Polaris Inc.	900	107,694
Smith & Wesson Brands Inc.	2,620	54,391
Sturm Ruger & Company Inc.	761	56,147
Vista Outdoor Inc. (a)	2,908	117,221
YETI Holdings Inc. (a)	1,200	102,828
		1,659,951
Life & Health Insurance - 0.2%
Aflac Inc.	9,200	479,596
American Equity Investment Life Holding Co.	4,100	121,237
Bright Health Group Inc. (a)	2,800	22,848
Brighthouse Financial Inc. (a)	1,370	61,965
Citizens Inc. (a)	3,100	19,251
CNO Financial Group Inc.	6,200	145,948
Genworth Financial Inc., Class A (a)	25,000	93,750
Globe Life Inc.	1,500	133,545
Independence Holding Co.	248	12,298
Lincoln National Corp.	2,600	178,750
MetLife Inc.	10,200	629,646
National Western Life Group Inc., Class A	155	32,642
Primerica Inc.	600	92,178
Principal Financial Group Inc.	3,800	244,720
Prudential Financial Inc.	5,490	577,548
Trupanion Inc. (a)	2,000	155,340
Unum Group	3,100	77,686
		3,078,948
Life Sciences Tools & Services - 0.6%
10X Genomics Inc., Class A (a)	1,200	174,696
Adaptive Biotechnologies Corp. (a)	1,600	54,384
Agilent Technologies Inc.	4,400	693,132
Avantor Inc. (a)	8,400	343,560
Berkeley Lights Inc. (a)	2,900	56,724
Bionano Genomics Inc. (a)	13,600	74,800
Bio-Rad Laboratories Inc., Class A (a)	335	249,893
Bio-Techne Corp.	500	242,285
Bruker Corp.	1,500	117,150
Charles River Laboratories International Inc. (a)	686	283,092
ChromaDex Corp. (a)	2,400	15,048
Codexis Inc. (a)	3,600	83,736
Cytek Biosciences Inc. (a)	900	19,269
Fluidigm Corp. (a)	4,400	28,996
Harvard Bioscience Inc. (a)	900	6,282
Illumina Inc. (a)	2,100	851,781
Inotiv Inc. (a)	700	20,468
IQVIA Holdings Inc. (a)	2,700	646,758
Maravai LifeSciences Holdings Inc., Class A (a)	1,500	73,620
Medpace Holdings Inc. (a)	1,560	295,277
Mettler-Toledo International Inc. (a)	319	439,378
NanoString Technologies Inc. (a)	2,300	110,423
	Number of Shares	Fair Value
NeoGenomics Inc. (a)	6,000	$289,440
Pacific Biosciences of California Inc. (a)	10,300	263,165
PerkinElmer Inc.	1,600	277,264
Personalis Inc. (a)	1,600	30,784
PPD Inc. (a)	2,400	112,296
Quanterix Corp. (a)	1,500	74,685
Repligen Corp. (a)	800	231,192
Seer Inc. (a)	2,200	75,966
Sotera Health Co. (a)	1,300	33,995
Syneos Health Inc. (a)	1,400	122,472
Thermo Fisher Scientific Inc.	5,600	3,199,448
Waters Corp. (a)	900	321,570
		9,913,029
Managed Healthcare - 0.5%
Alignment Healthcare Inc. (a)	1,300	20,774
Anthem Inc.	3,452	1,286,906
Centene Corp. (a)	8,200	510,942
HealthEquity Inc. (a)	4,300	278,468
Humana Inc.	1,800	700,470
Magellan Health Inc. (a)	1,200	113,460
Molina Healthcare Inc. (a)	819	222,203
Progyny Inc. (a)	3,300	184,800
UnitedHealth Group Inc.	13,426	5,246,075
		8,564,098
Marine - 0.0% *
Eagle Bulk Shipping Inc. (a)	700	35,294
Genco Shipping & Trading Ltd.	1,300	26,169
Kirby Corp. (a)	900	43,164
Matson Inc.	2,200	177,562
		282,189
Metal & Glass Containers - 0.1%
AptarGroup Inc.	953	113,741
Ball Corp.	4,600	413,862
Berry Global Group Inc. (a)	2,018	122,856
Crown Holdings Inc.	1,784	179,791
Greif Inc., Class A	1,662	107,365
Myers Industries Inc.	1,500	29,355
O-I Glass Inc. (a)	8,000	114,160
Silgan Holdings Inc.	1,223	46,914
TriMas Corp. (a)	2,700	87,372
		1,215,416
Mortgage REITs - 0.1%
AFC Gamma Inc.	200	4,316
AGNC Investment Corp.	7,238	114,143
Angel Oak Mortgage Inc.	200	3,386
Annaly Capital Management Inc.	19,600	165,032
Apollo Commercial Real Estate Finance Inc.	7,136	105,827
Arbor Realty Trust Inc.	7,600	140,828
Ares Commercial Real Estate Corp.	1,886	28,441
ARMOUR Residential REIT Inc.	3,800	40,964
Blackstone Mortgage Trust Inc., Class A	7,800	236,496
BrightSpire Capital Inc.	5,000	46,950
Broadmark Realty Capital Inc.	6,200	61,132
Capstead Mortgage Corp.	3,391	22,686
Chimera Investment Corp.	12,757	189,441
Dynex Capital Inc.	1,551	26,801

See Notes to Schedule of Investments.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Ellington Financial Inc.	2,400	$43,896
Granite Point Mortgage Trust Inc.	3,200	42,144
Great Ajax Corp.	1,600	21,584
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,100	219,268
Invesco Mortgage Capital Inc.	13,900	43,785
KKR Real Estate Finance Trust Inc.	1,686	35,575
Ladder Capital Corp., Class A	5,300	58,565
MFA Financial Inc.	22,800	104,196
New Residential Investment Corp.	6,200	68,200
New York Mortgage Trust Inc.	18,600	79,236
Orchid Island Capital Inc.	5,092	24,900
PennyMac Mortgage Investment Trust	4,900	96,481
Ready Capital Corp.	2,715	39,177
Redwood Trust Inc.	6,700	86,363
Starwood Property Trust Inc.	4,100	100,081
TPG RE Finance Trust Inc.	3,600	44,568
Two Harbors Investment Corp.	17,900	113,486
		2,407,948
Motorcycle Manufacturers - 0.0% *
Arcimoto Inc. (a)	1,100	12,573
Harley-Davidson Inc.	2,300	84,203
		96,776
Movies & Entertainment - 0.6%
AMC Entertainment Holdings Inc., Class A (a)	27,100	1,031,426
Chicken Soup For The Soul Entertainment Inc. (a)	600	13,722
Cinemark Holdings Inc. (a)	5,500	105,655
CuriosityStream Inc. (a)	1,300	13,702
Liberty Media Corp. (a)	800	37,640
Liberty Media Corp-Liberty Braves, Class A (a)	600	16,146
Liberty Media Corp-Liberty Braves, Class C (a)	1,672	44,174
Liberty Media Corp-Liberty Media, Class C (a)	2,300	118,243
Lions Gate Entertainment Corp., Class A (a)	1,900	26,961
Lions Gate Entertainment Corp., Class B (a)	7,800	101,400
Live Nation Entertainment Inc. (a)	1,900	173,147
LiveOne Inc.	1,100	3,289
Madison Square Garden Entertainment Corp. (a)	1,509	109,659
Madison Square Garden Sports Corp. (a)	300	55,785
Netflix Inc. (a)	6,205	3,787,160
Roku Inc. (a)	1,700	532,695
The Marcus Corp. (a)	1,300	22,685
The Walt Disney Co. (a)	25,901	4,381,672
World Wrestling Entertainment Inc., Class A	700	39,382
		10,614,543
Multi-Line Insurance - 0.1%
American Financial Group Inc.	900	113,247
American International Group Inc.	12,400	680,636
American National Group Inc.	400	75,612
Assurant Inc.	892	140,713
	Number of Shares	Fair Value
Horace Mann Educators Corp.	1,900	$75,601
The Hartford Financial Services Group Inc.	5,100	358,275
		1,444,084
Multi-Sector Holdings - 0.4%
Berkshire Hathaway Inc., Class B (a)	26,574	7,253,107
Cannae Holdings Inc. (a)	4,461	138,782
		7,391,889
Multi-Utilities - 0.3%
Ameren Corp.	3,671	297,351
Avista Corp.	3,500	136,920
Black Hills Corp.	3,200	200,832
CenterPoint Energy Inc.	8,000	196,800
CMS Energy Corp.	4,000	238,920
Consolidated Edison Inc.	4,900	355,691
Dominion Energy Inc.	11,491	839,073
DTE Energy Co.	2,700	301,617
MDU Resources Group Inc.	3,000	89,010
NiSource Inc.	5,700	138,111
NorthWestern Corp.	2,900	166,170
Public Service Enterprise Group Inc.	7,300	444,570
Sempra Energy	4,500	569,250
Unitil Corp.	700	29,946
WEC Energy Group Inc.	4,585	404,397
		4,408,658
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	2,100	401,247
Boston Properties Inc.	2,200	238,370
Brandywine Realty Trust	8,300	111,386
Columbia Property Trust Inc.	5,900	112,218
Corporate Office Properties Trust	6,200	167,276
Cousins Properties Inc.	2,200	82,038
Douglas Emmett Inc.	2,500	79,025
Easterly Government Properties Inc.	3,910	80,781
Equity Commonwealth (a)	5,800	150,684
Franklin Street Properties Corp.	6,200	28,768
Highwoods Properties Inc.	1,600	70,176
Hudson Pacific Properties Inc.	2,300	60,421
JBG SMITH Properties	1,800	53,298
Kilroy Realty Corp.	1,600	105,936
Mack-Cali Realty Corp. (a)	5,400	92,448
Office Properties Income Trust	2,700	68,391
Paramount Group Inc.	9,200	82,708
Piedmont Office Realty Trust Inc., Class A	6,900	120,267
Postal Realty Trust Inc.	1,300	24,232
SL Green Realty Corp.	1,100	77,924
Vornado Realty Trust	2,600	109,226
		2,316,820
Office Services & Supplies - 0.0% *
ACCO Brands Corp.	5,700	48,963
Herman Miller Inc.	3,756	141,451
HNI Corp.	2,600	95,472
Interface Inc.	2,684	40,663
Kimball International Inc., Class B	2,200	24,640
MSA Safety Inc.	500	72,850

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Pitney Bowes Inc.	8,200	$59,122
Steelcase Inc., Class A	5,500	69,740
		552,901
Oil & Gas Drilling - 0.0% *
Helmerich & Payne Inc.	6,100	167,201
Nabors Industries Ltd. (a)	400	38,592
Patterson-UTI Energy Inc.	8,700	78,300
		284,093
Oil & Gas Equipment & Services - 0.1%
Archrock Inc.	8,500	70,125
Aspen Aerogels Inc. (a)	1,200	55,212
Baker Hughes Co.	10,300	254,719
Bristow Group Inc. (a)	1,300	41,379
Cactus Inc., Class A	2,700	101,844
ChampionX Corp. (a)	10,600	237,016
DMC Global Inc. (a)	1,000	36,910
Dril-Quip Inc. (a)	1,400	35,252
Frank's International N.V.	9,200	27,048
FTS International Inc., Class A (a)	200	4,920
Halliburton Co.	12,300	265,926
Helix Energy Solutions Group Inc. (a)	8,300	32,204
Liberty Oilfield Services Inc., Class A (a)	4,378	53,105
National Energy Services Reunited Corp. (a)	1,500	18,780
Newpark Resources Inc. (a)	5,800	19,140
NexTier Oilfield Solutions Inc. (a)	9,600	44,160
NOV Inc. (a)	5,800	76,038
Oceaneering International Inc. (a)	4,824	64,256
Oil States International Inc. (a)	3,500	22,365
ProPetro Holding Corp. (a)	4,700	40,655
RPC Inc. (a)	3,400	16,524
Schlumberger N.V.	20,000	592,800
Select Energy Services Inc., Class A (a)	3,600	18,684
Solaris Oilfield Infrastructure Inc., Class A	1,700	14,178
TETRA Technologies Inc. (a)	5,400	16,848
Tidewater Inc. (a)	2,400	28,944
U.S. Silica Holdings Inc. (a)	4,300	34,357
		2,223,389
Oil & Gas Exploration & Production - 0.5%
Antero Resources Corp. (a)	15,200	285,912
APA Corp.	5,600	120,008
Berry Corp.	4,000	28,840
Bonanza Creek Energy Inc.	1,700	81,430
Brigham Minerals Inc., Class A	2,500	47,900
Cabot Oil & Gas Corp.	5,900	128,384
California Resources Corp. (a)	4,300	176,300
Callon Petroleum Co. (a)	2,000	98,160
Centennial Resource Development Inc., Class A (a)	8,900	59,630
Chesapeake Energy Corp.	5,100	314,109
Cimarex Energy Co.	1,500	130,800
CNX Resources Corp. (a)	10,900	137,558
Comstock Resources Inc. (a)	4,500	46,575
ConocoPhillips	19,200	1,301,184
Contango Oil & Gas Co. (a)	6,800	31,076
Continental Resources Inc.	1,200	55,380
	Number of Shares	Fair Value
Denbury Inc. (a)	2,600	$182,650
Devon Energy Corp.	10,000	355,100
Diamondback Energy Inc.	2,500	236,675
Earthstone Energy Inc., Class A (a)	500	4,600
EOG Resources Inc.	8,300	666,241
EQT Corp. (a)	4,102	83,927
Extraction Oil & Gas Inc. (a)	800	45,160
Falcon Minerals Corp.	400	1,880
Hess Corp.	3,900	304,629
Kosmos Energy Ltd. (a)	22,800	67,488
Laredo Petroleum Inc. (a)	600	48,642
Magnolia Oil & Gas Corp., Class A	7,200	128,088
Marathon Oil Corp.	11,800	161,306
Matador Resources Co.	5,300	201,612
Murphy Oil Corp.	7,600	189,772
Northern Oil & Gas Inc.	2,500	53,500
Oasis Petroleum Inc.	1,000	99,420
Ovintiv Inc.	14,100	463,608
PDC Energy Inc.	5,200	246,428
Penn Virginia Corp. (a)	622	16,589
Pioneer Natural Resources Co.	3,100	516,181
Range Resources Corp. (a)	13,800	312,294
SM Energy Co.	6,000	158,280
Southwestern Energy Co. (a)	34,900	193,346
Talos Energy Inc. (a)	1,800	24,786
Tellurian Inc. (a)	17,700	69,207
Texas Pacific Land Corp.	82	99,167
Vine Energy Inc., Class A (a)	1,400	23,058
W&T Offshore Inc. (a)	5,600	20,832
Whiting Petroleum Corp. (a)	2,000	116,820
		8,134,532
Oil & Gas Refining & Marketing - 0.1%
Aemetis Inc. (a)	1,500	27,420
Alto Ingredients Inc. (a)	3,600	17,784
Clean Energy Fuels Corp. (a)	9,000	73,350
CVR Energy Inc.	1,700	28,322
Delek US Holdings Inc. (a)	3,178	57,109
Gevo Inc. (a)	9,600	63,744
Green Plains Inc. (a)	2,558	83,519
HollyFrontier Corp.	2,200	72,886
Marathon Petroleum Corp.	9,000	556,290
New Fortress Energy Inc.	600	16,650
Par Pacific Holdings Inc. (a)	2,400	37,728
PBF Energy Inc., Class A (a)	4,500	58,365
Phillips 66	6,200	434,186
Renewable Energy Group Inc. (a)	2,288	114,857
REX American Resources Corp. (a)	314	25,079
Valero Energy Corp.	5,800	409,306
World Fuel Services Corp.	3,000	100,860
		2,177,455
Oil & Gas Storage & Transportation - 0.1%
Altus Midstream Co., Class A	300	20,709
Antero Midstream Corp.	4,300	44,806
Cheniere Energy Inc. (a)	3,300	322,311
Dorian LPG Ltd.	2,200	27,302
DTE Midstream LLC (a)	1,350	62,424
Equitrans Midstream Corp.	21,000	212,940
International Seaways Inc.	2,452	44,675
Kinder Morgan Inc.	27,800	465,094

See Notes to Schedule of Investments.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
ONEOK Inc.	6,300	$365,337
Targa Resources Corp.	3,400	167,314
The Williams Companies Inc.	17,300	448,762
		2,181,674
Other Diversified Financial Services - 0.0% *
Alerus Financial Corp.	901	26,922
Equitable Holdings Inc.	5,100	151,164
Voya Financial Inc.	1,400	85,946
		264,032
Packaged Foods & Meats - 0.3%
B&G Foods Inc.	3,169	94,721
Beyond Meat Inc. (a)	800	84,208
Calavo Growers Inc.	800	30,592
Cal-Maine Foods Inc.	1,800	65,088
Campbell Soup Co.	2,900	121,249
Conagra Brands Inc.	6,700	226,929
Flowers Foods Inc.	2,900	68,527
Freshpet Inc. (a)	600	85,614
General Mills Inc.	8,708	520,913
Hormel Foods Corp.	3,896	159,736
Hostess Brands Inc. (a)	6,800	118,116
J&J Snack Foods Corp.	800	122,256
John B Sanfilippo & Son Inc.	500	40,860
Kellogg Co.	3,500	223,720
Lamb Weston Holdings Inc.	2,000	122,740
Lancaster Colony Corp.	986	166,447
Landec Corp. (a)	1,700	15,674
McCormick & Company Inc.	3,500	283,605
Mission Produce Inc. (a)	1,800	33,084
Mondelez International Inc., Class A	19,734	1,148,124
Pilgrim's Pride Corp. (a)	300	8,724
Post Holdings Inc. (a)	900	99,144
Sanderson Farms Inc.	1,100	207,020
Seneca Foods Corp., Class A (a)	414	19,963
Tattooed Chef Inc. (a)	2,300	42,389
The Hain Celestial Group Inc. (a)	1,300	55,614
The Hershey Co.	2,100	355,425
The JM Smucker Co.	1,476	177,164
The Kraft Heinz Co.	9,300	342,426
The Simply Good Foods Co. (a)	4,300	148,307
Tootsie Roll Industries Inc.	988	30,065
TreeHouse Foods Inc. (a)	2,600	103,688
Tyson Foods Inc., Class A	4,100	323,654
Utz Brands Inc.	2,900	49,677
Vital Farms Inc. (a)	1,400	24,598
Whole Earth Brands Inc. (a)	1,600	18,480
		5,738,541
Paper Packaging - 0.1%
Avery Dennison Corp.	1,200	248,652
Graphic Packaging Holding Co.	4,000	76,160
International Paper Co.	5,751	321,596
Packaging Corporation of America	1,296	178,122
Pactiv Evergreen Inc.	2,300	28,796
Ranpak Holdings Corp. (a)	1,900	50,958
Sealed Air Corp.	2,300	126,017
Sonoco Products Co.	1,500	89,370
UFP Technologies Inc. (a)	407	25,067
	Number of Shares	Fair Value
Westrock Co.	3,600	$179,388
		1,324,126
Paper Products - 0.0% *
Clearwater Paper Corp. (a)	979	37,525
Domtar Corp. (a)	2,400	130,896
Glatfelter Corp.	2,800	39,480
Neenah Inc.	1,000	46,610
Schweitzer-Mauduit International Inc.	1,529	52,995
Verso Corp., Class A	1,500	31,125
		338,631
Personal Products - 0.1%
BellRing Brands Inc., Class A (a)	1,854	57,010
Coty Inc., Class A (a)	4,300	33,798
Edgewell Personal Care Co.	2,700	98,010
elf Beauty Inc. (a)	2,800	81,340
Herbalife Nutrition Ltd. (a)	1,300	55,094
Inter Parfums Inc.	900	67,293
Medifast Inc.	600	115,584
Nature's Sunshine Products Inc.	200	2,930
Nu Skin Enterprises Inc., Class A	2,900	117,363
The Beauty Health Co. (a)	4,400	114,268
The Estee Lauder Companies Inc., Class A	3,300	989,769
The Honest Company Inc. (a)	1,400	14,532
USANA Health Sciences Inc. (a)	788	72,654
Veru Inc. (a)	3,200	27,296
		1,846,941
Pharmaceuticals - 1.2%
9 Meters Biopharma Inc. (a)	17,800	23,140
Aclaris Therapeutics Inc. (a)	2,100	37,800
Aerie Pharmaceuticals Inc. (a)	2,200	25,080
Amneal Pharmaceuticals Inc. (a)	5,900	31,506
Amphastar Pharmaceuticals Inc. (a)	2,200	41,822
Ampio Pharmaceuticals Inc. (a)	10,700	17,762
Angion Biomedica Corp. (a)	300	2,931
ANI Pharmaceuticals Inc. (a)	600	19,692
Antares Pharma Inc. (a)	9,800	35,672
Arvinas Inc. (a)	2,300	189,014
Atea Pharmaceuticals Inc. (a)	3,200	112,192
Athira Pharma Inc. (a)	1,000	9,380
Axsome Therapeutics Inc. (a)	1,400	46,144
Bausch Health Companies Inc. (a)	4,100	114,309
BioDelivery Sciences International Inc. (a)	5,500	19,855
Bristol-Myers Squibb Co.	31,870	1,885,748
Cara Therapeutics Inc. (a)	1,900	29,355
Cassava Sciences Inc. (a)	2,169	134,652
Catalent Inc. (a)	2,400	319,368
Citius Pharmaceuticals Inc. (a)	6,400	12,992
Collegium Pharmaceutical Inc. (a)	2,000	39,480
Corcept Therapeutics Inc. (a)	5,000	98,400
CorMedix Inc. (a)	2,100	9,765
Cymabay Therapeutics Inc. (a)	4,200	15,330
Durect Corp. (a)	13,500	17,280
Edgewise Therapeutics Inc. (a)	900	14,940

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Elanco Animal Health Inc. (a)	6,300	$200,907
Eli Lilly & Co.	12,078	2,790,622
Esperion Therapeutics Inc. (a)	1,600	19,280
Evolus Inc. (a)	1,600	12,192
EyePoint Pharmaceuticals Inc. (a)	400	4,168
Fulcrum Therapeutics Inc. (a)	1,600	45,136
Harmony Biosciences Holdings Inc. (a)	1,075	41,205
Innoviva Inc. (a)	2,100	35,091
Intra-Cellular Therapies Inc. (a)	3,600	134,208
Johnson & Johnson	37,690	6,086,935
Kala Pharmaceuticals Inc. (a)	2,900	7,598
KemPharm Inc. (a)	1,600	14,928
Marinus Pharmaceuticals Inc. (a)	1,800	20,484
Merck & Company Inc.	36,085	2,710,344
Mind Medicine MindMed Inc. (a)	15,800	36,814
Nektar Therapeutics (a)	2,600	46,696
NGM Biopharmaceuticals Inc. (a)	1,500	31,530
Nuvation Bio Inc. (a)	4,800	47,712
Ocular Therapeutix Inc. (a)	5,200	52,000
Omeros Corp. (a)	4,000	55,160
Oramed Pharmaceuticals Inc. (a)	1,600	35,168
Organon & Co.	3,890	127,553
Pacira Pharmaceuticals Inc. (a)	2,500	140,000
Paratek Pharmaceuticals Inc. (a)	2,700	13,122
Pfizer Inc.	79,725	3,428,972
Phathom Pharmaceuticals Inc. (a)	1,400	44,940
Phibro Animal Health Corp., Class A	1,200	25,848
Pliant Therapeutics Inc. (a)	1,400	23,632
Prestige Consumer Healthcare Inc. (a)	2,519	141,341
Provention Bio Inc. (a)	3,200	20,480
Reata Pharmaceuticals Inc., Class A (a)	1,400	140,854
Relmada Therapeutics Inc. (a)	900	23,589
Revance Therapeutics Inc. (a)	3,734	104,029
Royalty Pharma PLC, Class A	4,400	159,016
Seelos Therapeutics Inc. (a)	6,800	16,388
SIGA Technologies Inc. (a)	3,200	23,648
Supernus Pharmaceuticals Inc. (a)	2,300	61,341
Tarsus Pharmaceuticals Inc. (a)	200	4,310
TherapeuticsMD Inc. (a)	20,300	15,050
Verrica Pharmaceuticals Inc. (a)	100	1,250
Viatris Inc.	18,000	243,900
WaVe Life Sciences Ltd. (a)	2,500	12,250
Zoetis Inc.	6,800	1,320,152
Zogenix Inc. (a)	3,900	59,241
		21,882,693
Property & Casualty Insurance - 0.3%
Ambac Financial Group Inc. (a)	2,700	38,664
AMERISAFE Inc.	538	30,214
Arch Capital Group Ltd. (a)	5,300	202,354
Assured Guaranty Ltd.	1,200	56,172
Axis Capital Holdings Ltd.	1,300	59,852
	Number of Shares	Fair Value
Cincinnati Financial Corp.	2,100	$239,862
CNA Financial Corp.	200	8,392
Donegal Group Inc., Class A	729	10,563
Employers Holdings Inc.	1,766	69,739
Erie Indemnity Co., Class A	364	64,945
Fidelity National Financial Inc.	4,100	185,894
First American Financial Corp.	1,600	107,280
HCI Group Inc.	200	22,154
Heritage Insurance Holdings Inc.	1,600	10,896
Investors Title Co.	100	18,260
Kemper Corp.	900	60,111
Kinsale Capital Group Inc.	1,061	171,564
Lemonade Inc. (a)	500	33,505
Loews Corp.	3,000	161,790
Markel Corp. (a)	193	230,660
MBIA Inc. (a)	3,000	38,550
Mercury General Corp.	500	27,835
MetroMile Inc. (a)	2,000	7,100
NI Holdings Inc. (a)	588	10,325
Old Republic International Corp.	4,274	98,858
Palomar Holdings Inc. (a)	1,430	115,587
ProAssurance Corp.	2,600	61,828
RLI Corp.	2,200	220,594
Safety Insurance Group Inc.	686	54,366
Selective Insurance Group Inc.	3,000	226,590
State Auto Financial Corp.	1,100	56,045
Stewart Information Services Corp.	1,300	82,238
The Allstate Corp.	4,132	526,045
The Hanover Insurance Group Inc.	500	64,810
The Progressive Corp.	8,410	760,180
The Travelers Companies Inc.	3,603	547,692
Tiptree Inc.	1,505	15,080
Trean Insurance Group Inc. (a)	1,000	10,350
United Fire Group Inc.	1,300	30,030
United Insurance Holdings Corp.	300	1,089
Universal Insurance Holdings Inc.	1,700	22,168
White Mountains Insurance Group Ltd.	39	41,715
WR Berkley Corp.	1,912	139,920
		4,941,866
Publishing - 0.0% *
Daily Journal Corp. (a)	50	16,018
Gannett Company Inc. (a)	7,900	52,772
John Wiley & Sons Inc., Class A	2,100	109,641
Meredith Corp. (a)	1,974	109,952
News Corp., Class A	5,194	122,215
News Corp., Class B	1,774	41,210
Scholastic Corp.	1,400	49,910
The New York Times., Class A	2,400	118,248
		619,966
Railroads - 0.2%
CSX Corp.	32,350	962,089
Kansas City Southern	1,300	351,832
Norfolk Southern Corp.	3,500	837,375
Union Pacific Corp.	9,333	1,829,361
		3,980,657

See Notes to Schedule of Investments.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Real Estate Development - 0.0% *
Forestar Group Inc. (a)	1,000	$18,630
The Howard Hughes Corp. (a)	600	52,686
		71,316
Real Estate Operating Companies - 0.0% *
FRP Holdings Inc. (a)	400	22,368
Kennedy-Wilson Holdings Inc.	6,400	133,888
Rafael Holdings Inc., Class B (a)	600	18,438
		174,694
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	4,800	467,328
Cushman & Wakefield PLC (a)	6,800	126,548
eXp World Holdings Inc.	3,500	139,195
Jones Lang LaSalle Inc. (a)	700	173,663
Marcus & Millichap Inc. (a)	1,500	60,930
Newmark Group Inc., Class A	8,600	123,066
Opendoor Technologies Inc. (a)	6,500	133,445
Realogy Holdings Corp. (a)	5,849	102,591
Redfin Corp. (a)	5,300	265,530
REX Holdings Inc., Class A	1,100	34,276
		1,626,572
Regional Banks - 1.1%
1st Source Corp.	700	33,068
Allegiance Bancshares Inc.	1,100	41,965
Altabancorp	900	39,744
Amalgamated Financial Corp.	200	3,164
Amerant Bancorp Inc. (a)	1,400	34,636
American National Bankshares Inc.	688	22,732
Ameris Bancorp.	3,400	176,392
Arrow Financial Corp.	844	28,985
Associated Banc-Corp.	8,400	179,928
Atlantic Capital Bancshares Inc. (a)	1,200	31,788
Atlantic Union Bankshares Corp.	3,800	140,030
Banc of California Inc.	2,600	48,074
BancFirst Corp.	900	54,108
BancorpSouth Bank	5,200	154,856
Bank First Corp.	421	29,836
Bank of Hawaii Corp.	600	49,302
Bank of Marin Bancorp	775	29,256
Bank OZK	1,800	77,364
BankUnited Inc.	5,200	217,464
Banner Corp.	2,000	110,420
Bar Harbor Bankshares	900	25,245
Berkshire Hills Bancorp Inc.	2,863	77,244
Blue Ridge Bankshares Inc.	1,300	22,867
BOK Financial Corp.	500	44,775
Brookline Bancorp Inc.	3,500	53,410
Bryn Mawr Bank Corp.	895	41,125
Business First Bancshares Inc.	1,200	28,068
Byline Bancorp Inc.	1,400	34,384
Cadence BanCorp	6,200	136,152
Cambridge Bancorp	321	28,248
Camden National Corp.	900	43,110
Capital City Bank Group Inc.	800	19,792
Capstar Financial Holdings Inc.	1,000	21,240
Carter Bankshares Inc. (a)	1,400	19,908
Cathay General Bancorp	3,600	149,004
	Number of Shares	Fair Value
CBTX Inc.	1,000	$26,380
Central Pacific Financial Corp.	1,600	41,088
CIT Group Inc.	5,100	264,945
Citizens & Northern Corp.	799	20,183
Citizens Financial Group Inc.	5,900	277,182
City Holding Co.	881	68,639
Civista Bancshares Inc.	900	20,907
CNB Financial Corp.	900	21,906
Coastal Financial Corp. (a)	700	22,302
Columbia Banking System Inc.	4,100	155,759
Comerica Inc.	1,800	144,900
Commerce Bancshares Inc.	1,600	111,488
Community Bank System Inc.	2,700	184,734
Community Trust Bancorp Inc.	1,017	42,816
ConnectOne Bancorp Inc.	2,300	69,023
CrossFirst Bankshares Inc. (a)	2,800	36,400
Cullen/Frost Bankers Inc.	800	94,896
Customers Bancorp Inc. (a)	1,587	68,273
CVB Financial Corp.	7,300	148,701
Dime Community Bancshares Inc.	2,200	71,852
Eagle Bancorp Inc.	1,600	92,000
East West Bancorp Inc.	2,100	162,834
Eastern Bankshares Inc.	8,600	174,580
Enterprise Bancorp Inc.	600	21,570
Enterprise Financial Services Corp.	2,162	97,895
Equity Bancshares Inc., Class A	900	30,042
Farmers National Banc Corp.	1,600	25,136
FB Financial Corp.	1,800	77,184
Fidelity D&D Bancorp Inc.	228	11,498
Fifth Third Bancorp	10,000	424,400
Financial Institutions Inc.	977	29,945
First Bancorp Inc.	600	17,484
First Bancorp/Southern Pines NC	1,300	55,913
First Bank	500	7,045
First Busey Corp.	3,100	76,353
First Citizens BancShares Inc., Class A	100	84,317
First Commonwealth Financial Corp.	4,500	61,335
First Community Bancshares Inc.	1,039	32,957
First Financial Bancorp.	4,700	110,027
First Financial Bankshares Inc.	6,700	307,865
First Financial Corp.	815	34,271
First Foundation Inc.	2,300	60,490
First Hawaiian Inc.	2,000	58,700
First Horizon Corp.	8,200	133,578
First Internet Bancorp	578	18,022
First Interstate BancSystem Inc., Class A	2,000	80,520
First Merchants Corp.	2,700	112,968
First Mid Bancshares Inc.	866	35,558
First Midwest Bancorp Inc.	5,900	112,159
First Republic Bank	2,500	482,200
Flushing Financial Corp.	1,700	38,420
FNB Corp.	4,900	56,938
Fulton Financial Corp.	7,700	117,656
German American Bancorp Inc.	1,200	46,356
Glacier Bancorp Inc.	5,000	276,750
Great Southern Bancorp Inc.	600	32,886
Great Western Bancorp Inc.	2,800	91,672
Guaranty Bancshares Inc.	450	16,132

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Hancock Whitney Corp.	4,400	$207,328
Hanmi Financial Corp.	1,800	36,108
HarborOne Bancorp Inc.	3,100	43,524
HBT Financial Inc.	627	9,750
Heartland Financial USA Inc.	2,200	105,776
Heritage Commerce Corp.	3,500	40,705
Heritage Financial Corp.	1,600	40,800
Hilltop Holdings Inc.	3,400	111,078
Home BancShares Inc.	8,500	200,005
HomeTrust Bancshares Inc.	900	25,182
Hope Bancorp Inc.	5,400	77,976
Horizon Bancorp Inc.	2,500	45,425
Howard Bancorp Inc. (a)	1,100	22,308
Huntington Bancshares Inc.	20,506	317,023
Independent Bank Corp.	1,600	121,840
Independent Bank Group Inc.	1,900	134,976
International Bancshares Corp.	2,600	108,264
Investors Bancorp Inc.	11,600	175,276
KeyCorp	13,600	294,032
Lakeland Bancorp Inc.	2,100	37,023
Lakeland Financial Corp.	1,100	78,364
Live Oak Bancshares Inc.	1,800	114,534
M&T Bank Corp.	1,800	268,812
Macatawa Bank Corp.	1,800	14,454
Mercantile Bank Corp.	1,000	32,030
Metrocity Bankshares Inc.	1,200	25,164
Metropolitan Bank Holding Corp. (a)	400	33,720
Mid Penn Bancorp Inc.	490	13,499
Midland States Bancorp Inc.	1,200	29,676
MidWestOne Financial Group Inc.	900	27,144
MVB Financial Corp.	600	25,698
National Bank Holdings Corp., Class A	1,900	76,912
NBT Bancorp Inc.	1,900	68,628
Nicolet Bankshares Inc. (a)	514	38,128
Northrim BanCorp Inc.	367	15,601
OceanFirst Financial Corp.	2,600	55,666
Old National Bancorp	8,900	150,855
Old Second Bancorp Inc.	1,700	22,202
Origin Bancorp Inc.	1,000	42,350
Orrstown Financial Services Inc.	644	15,070
Pacific Premier Bancorp Inc.	5,200	215,488
PacWest Bancorp	1,800	81,576
Park National Corp.	715	87,194
Peapack-Gladstone Financial Corp.	500	16,680
Peoples Bancorp Inc.	1,300	41,093
Peoples Financial Services Corp.	400	18,228
People's United Financial Inc.	6,300	110,061
Pinnacle Financial Partners Inc.	1,100	103,488
Preferred Bank	800	53,344
Primis Financial Corp.	1,800	26,028
Prosperity Bancshares Inc.	1,300	92,469
QCR Holdings Inc.	900	46,296
RBB Bancorp	1,000	25,210
Red River Bancshares Inc.	300	14,955
Regions Financial Corp.	13,300	283,423
Reliant Bancorp Inc.	900	28,431
Renasant Corp.	2,700	97,335
Republic Bancorp Inc., Class A	575	29,124
S&T Bancorp Inc.	1,800	53,046
	Number of Shares	Fair Value
Sandy Spring Bancorp Inc.	2,200	$100,804
Seacoast Banking Corporation of Florida	3,300	111,573
ServisFirst Bancshares Inc.	2,500	194,500
Sierra Bancorp	900	21,852
Signature Bank	800	217,824
Silvergate Capital Corp., Class A (a)	1,200	138,600
Simmons First National Corp.	5,400	159,624
SmartFinancial Inc.	900	23,265
South Plains Financial Inc.	800	19,504
South State Corp.	3,700	276,279
Southern First Bancshares Inc. (a)	400	21,400
Southside Bancshares Inc.	1,500	57,435
Spirit of Texas Bancshares Inc.	800	19,360
Sterling Bancorp	2,900	72,384
Stock Yards Bancorp Inc.	1,189	69,735
Summit Financial Group Inc.	700	17,157
SVB Financial Group (a)	800	517,504
Synovus Financial Corp.	2,200	96,558
Texas Capital Bancshares Inc. (a)	2,500	150,050
The Bancorp Inc. (a)	2,348	59,757
The First Bancshares Inc.	1,200	46,536
The First of Long Island Corp.	1,400	28,840
The PNC Financial Services Group Inc.	6,000	1,173,840
Tompkins Financial Corp.	700	56,637
TowneBank	3,200	99,552
TriCo Bancshares	1,300	56,420
TriState Capital Holdings Inc. (a)	1,600	33,840
Triumph Bancorp Inc. (a)	1,200	120,156
Truist Financial Corp.	19,100	1,120,215
Trustmark Corp.	3,600	115,992
UMB Financial Corp.	2,400	232,104
Umpqua Holdings Corp.	3,400	68,850
United Bankshares Inc.	6,400	232,832
United Community Banks Inc.	4,900	160,818
Univest Corporation of Pennsylvania	1,700	46,563
Valley National Bancorp	21,300	283,503
Veritex Holdings Inc.	2,100	82,656
Washington Trust Bancorp Inc.	1,000	52,980
Webster Financial Corp.	1,300	70,798
WesBanco Inc.	3,100	105,648
West Bancorporation Inc.	1,000	30,030
Westamerica BanCorp	1,571	88,384
Western Alliance Bancorp	1,300	141,466
Wintrust Financial Corp.	800	64,296
Zions Bancorp NA	2,400	148,536
		19,578,746
Reinsurance - 0.0% *
Alleghany Corp. (a)	200	124,882
Reinsurance Group of America Inc.	1,000	111,260
		236,142
Renewable Electricity - 0.0% *
Brookfield Renewable Corp., Class A	3,500	135,880
Ormat Technologies Inc.	2,300	153,203

See Notes to Schedule of Investments.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Sunnova Energy International Inc. (a)	4,431	$145,957
		435,040
Research & Consulting Services - 0.2%
Acacia Research Corp. (a)	2,900	19,691
Atlas Technical Consultants Inc. (a)	1,500	15,255
Booz Allen Hamilton Holding Corp.	2,000	158,700
CACI International Inc., Class A (a)	300	78,630
CBIZ Inc. (a)	2,528	81,755
CoStar Group Inc. (a)	5,600	481,936
CRA International Inc.	293	29,107
Dun & Bradstreet Holdings Inc. (a)	2,100	35,301
Equifax Inc.	1,700	430,814
Exponent Inc.	2,699	305,392
Forrester Research Inc. (a)	700	34,482
Franklin Covey Co. (a)	800	32,632
FTI Consulting Inc. (a)	500	67,350
Huron Consulting Group Inc. (a)	1,100	57,200
ICF International Inc.	1,100	98,219
Jacobs Engineering Group Inc.	1,800	238,554
KBR Inc.	7,400	291,560
Leidos Holdings Inc.	2,000	192,260
ManTech International Corp., Class A	1,601	121,548
Mistras Group Inc. (a)	300	3,048
Nielsen Holdings PLC	5,300	101,707
Resources Connection Inc.	1,929	30,440
Science Applications International Corp.	900	77,004
TransUnion	2,700	303,237
Verisk Analytics Inc.	2,300	460,621
Willdan Group Inc. (a)	600	21,354
		3,767,797
Residential REITs - 0.2%
American Campus Communities Inc.	2,100	101,745
American Homes 4 Rent, Class A	4,100	156,292
Apartment Income REIT Corp.	2,200	107,382
Apartment Investment & Management Co., Class A	7,300	50,005
AvalonBay Communities Inc.	2,000	443,280
BRT Apartments Corp.	637	12,281
Camden Property Trust	1,400	206,458
Centerspace	800	75,600
Equity LifeStyle Properties Inc.	2,600	203,060
Equity Residential	5,300	428,876
Essex Property Trust Inc.	900	287,766
Independence Realty Trust Inc.	6,000	122,100
Invitation Homes Inc.	8,100	310,473
Mid-America Apartment Communities Inc.	1,600	298,800
NexPoint Residential Trust Inc.	1,000	61,880
Preferred Apartment Communities Inc.	2,800	34,244
Sun Communities Inc.	1,700	314,670
UDR Inc.	4,100	217,218
UMH Properties Inc.	2,200	50,380
		3,482,510
	Number of Shares	Fair Value
Restaurants - 0.5%
Aramark	3,400	$111,724
Biglari Holdings Inc., Class B (a)	20	3,436
BJ's Restaurants Inc. (a)	1,000	41,760
Bloomin' Brands Inc. (a)	4,500	112,500
Brinker International Inc. (a)	2,700	132,435
Carrols Restaurant Group Inc.	2,900	10,614
Chipotle Mexican Grill Inc. (a)	398	723,373
Chuy's Holdings Inc. (a)	1,100	34,683
Cracker Barrel Old Country Store Inc.	1,200	167,808
Darden Restaurants Inc.	1,800	272,646
Dave & Buster's Entertainment Inc. (a)	2,200	84,326
Del Taco Restaurants Inc.	1,900	16,587
Denny's Corp. (a)	2,800	45,752
Dine Brands Global Inc. (a)	797	64,724
Domino's Pizza Inc.	490	233,711
El Pollo Loco Holdings Inc. (a)	1,129	19,080
Fiesta Restaurant Group Inc. (a)	1,400	15,344
Jack in the Box Inc.	1,000	97,330
Krispy Kreme Inc. (a)	1,600	22,400
McDonald's Corp.	10,634	2,563,964
Noodles & Co. (a)	1,800	21,240
Papa John's International Inc.	1,700	215,883
Red Robin Gourmet Burgers Inc. (a)	900	20,754
Ruth's Hospitality Group Inc. (a)	1,900	39,349
Shake Shack Inc., Class A (a)	2,100	164,766
Starbucks Corp.	16,807	1,853,980
Texas Roadhouse Inc.	3,700	337,921
The Cheesecake Factory Inc. (a)	2,684	126,148
The ONE Group Hospitality Inc. (a)	2,000	21,380
The Wendy's Co.	2,700	58,536
Wingstop Inc.	1,552	254,419
Yum! Brands Inc.	4,300	525,933
		8,414,506
Retail REITs - 0.2%
Acadia Realty Trust	4,200	85,722
Agree Realty Corp.	3,500	231,805
Alexander's Inc.	100	26,062
American Finance Trust Inc.	7,300	58,692
Brixmor Property Group Inc.	4,400	97,284
Federal Realty Investment Trust	1,000	117,990
Getty Realty Corp.	2,340	68,585
Kimco Realty Corp.	8,734	181,231
Kite Realty Group Trust	4,000	81,440
National Retail Properties Inc.	2,600	112,294
NETSTREIT Corp.	2,400	56,760
Phillips Edison & Company Inc.	900	27,639
Realty Income Corp.	5,300	343,758
Regency Centers Corp.	2,500	168,325
Retail Opportunity Investments Corp.	5,800	101,036
Retail Properties of America Inc., Class A	11,300	145,544
Retail Value Inc.	1,000	26,330
RPT Realty	3,849	49,113
Saul Centers Inc.	700	30,842
Seritage Growth Properties (a)	2,000	29,660

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Simon Property Group Inc.	4,700	$610,859
SITE Centers Corp.	9,500	146,680
Spirit Realty Capital Inc.	1,700	78,268
Tanger Factory Outlet Centers Inc.	5,700	92,910
The Macerich Co.	11,300	188,823
Urban Edge Properties	6,000	109,860
Urstadt Biddle Properties Inc., Class A	1,800	34,074
Whitestone REIT	2,400	23,472
		3,325,058
Security & Alarm Services - 0.0% *
ADT Inc.	2,465	19,942
CoreCivic Inc. (a)	6,900	61,410
The Brink's Co.	2,500	158,250
		239,602
Semiconductor Equipment - 0.3%
Amkor Technology Inc.	5,096	127,145
Applied Materials Inc.	13,100	1,686,363
Atomera Inc. (a)	1,100	25,399
Axcelis Technologies Inc. (a)	1,400	65,842
AXT Inc. (a)	2,300	19,159
Brooks Automation Inc.	1,100	112,585
CMC Materials Inc.	1,500	184,845
Cohu Inc. (a)	2,800	89,432
Enphase Energy Inc. (a)	1,900	284,943
Entegris Inc.	1,935	243,617
FormFactor Inc. (a)	4,000	149,320
Ichor Holdings Ltd. (a)	1,000	41,090
KLA Corp.	2,200	735,922
Lam Research Corp.	2,086	1,187,247
MKS Instruments Inc.	800	120,728
Onto Innovation Inc. (a)	2,500	180,625
PDF Solutions Inc. (a)	1,700	39,168
Photronics Inc. (a)	3,700	50,431
Teradyne Inc.	2,401	262,117
Ultra Clean Holdings Inc. (a)	2,509	106,883
Veeco Instruments Inc. (a)	2,358	52,371
		5,765,232
Semiconductors - 1.6%
Advanced Micro Devices Inc. (a)	17,300	1,780,170
Allegro MicroSystems Inc. (a)	900	28,764
Alpha & Omega Semiconductor Ltd. (a)	1,245	39,056
Ambarella Inc. (a)	1,800	280,332
Analog Devices Inc.	7,759	1,299,477
Broadcom Inc.	5,668	2,748,583
CEVA Inc. (a)	1,400	59,738
Cirrus Logic Inc. (a)	900	74,115
Diodes Inc. (a)	2,326	210,712
DSP Group Inc. (a)	1,413	30,959
First Solar Inc. (a)	1,400	133,644
Impinj Inc. (a)	1,000	57,130
Intel Corp.	57,766	3,077,773
Kopin Corp. (a)	3,800	19,494
Lattice Semiconductor Corp. (a)	7,200	465,480
MACOM Technology Solutions Holdings Inc. (a)	2,500	162,175
Marvell Technology Inc.	11,926	719,257
MaxLinear Inc. (a)	3,600	177,300
Meta Materials Inc. (a)	11,700	67,626
	Number of Shares	Fair Value
Microchip Technology Inc.	3,600	$552,564
Micron Technology Inc.	16,000	1,135,680
Monolithic Power Systems Inc.	673	326,190
NeoPhotonics Corp. (a)	3,000	26,130
NVE Corp.	300	19,191
NVIDIA Corp.	34,206	7,086,115
ON Semiconductor Corp. (a)	6,000	274,620
Power Integrations Inc.	3,200	316,768
Qorvo Inc. (a)	1,600	267,504
QUALCOMM Inc.	16,088	2,075,030
Rambus Inc. (a)	5,900	130,980
Semtech Corp. (a)	3,400	265,098
Silicon Laboratories Inc. (a)	2,400	336,384
SiTime Corp. (a)	694	141,694
SkyWater Technology Inc. (a)	100	2,720
Skyworks Solutions Inc.	2,373	391,023
SMART Global Holdings Inc. (a)	1,100	48,950
SunPower Corp. (a)	3,900	88,452
Synaptics Inc. (a)	1,900	341,487
Texas Instruments Inc.	13,197	2,536,595
Universal Display Corp.	600	102,576
Wolfspeed Inc.	1,500	121,095
Xilinx Inc.	3,500	528,465
		28,547,096
Silver - 0.0% *
Gatos Silver Inc. (a)	1,926	22,399
Hecla Mining Co.	26,800	147,400
		169,799
Soft Drinks - 0.4%
Celsius Holdings Inc. (a)	2,900	261,261
Coca-Cola Consolidated Inc.	228	89,873
Keurig Dr Pepper Inc.	10,000	341,600
Monster Beverage Corp. (a)	5,300	470,799
National Beverage Corp.	1,100	57,739
NewAge Inc. (a)	6,100	8,479
PepsiCo Inc.	19,748	2,970,297
Primo Water Corp.	8,100	127,332
The Coca-Cola Co.	55,577	2,916,125
		7,243,505
Specialized Consumer Services - 0.0% *
Carriage Services Inc.	1,000	44,590
European Wax Center Inc. (a)	300	8,403
Frontdoor Inc. (a)	1,300	54,470
H&R Block Inc.	2,800	70,000
Regis Corp. (a)	1,400	4,872
Service Corporation International	2,500	150,650
Terminix Global Holdings Inc. (a)	2,000	83,340
Vivint Smart Home Inc. (a)	5,200	49,140
WW International Inc. (a)	3,000	54,750
		520,215
Specialized Finance - 0.0% *
A-Mark Precious Metals Inc.	335	20,107
Marlin Business Services Corp.	728	16,183
NewStar Financial Inc.	492	42
		36,332
Specialized REITs - 0.5%
American Tower Corp.	6,442	1,709,771

See Notes to Schedule of Investments.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
CatchMark Timber Trust Inc., Class A	3,000	$35,610
CoreSite Realty Corp.	600	83,124
Crown Castle International Corp.	6,200	1,074,584
CubeSmart	2,900	140,505
CyrusOne Inc.	1,800	139,338
Digital Realty Trust Inc.	4,000	577,800
EPR Properties	1,100	54,318
Equinix Inc.	1,278	1,009,786
Extra Space Storage Inc.	1,900	319,181
Farmland Partners Inc.	1,612	19,328
Four Corners Property Trust Inc.	4,400	118,184
Gaming & Leisure Properties Inc.	3,000	138,960
Gladstone Land Corp.	1,305	29,715
Iron Mountain Inc.	4,300	186,835
Lamar Advertising Co., Class A	1,300	147,485
Life Storage Inc.	1,100	126,214
National Storage Affiliates Trust	4,300	226,997
Outfront Media Inc.	7,400	186,480
PotlatchDeltic Corp.	3,400	175,372
Public Storage	2,171	645,004
Rayonier Inc.	2,000	71,360
Safehold Inc.	800	57,512
SBA Communications Corp.	1,500	495,855
The GEO Group Inc.	7,000	52,290
Uniti Group Inc.	9,700	119,989
VICI Properties Inc.	7,500	213,075
Weyerhaeuser Co.	10,700	380,599
		8,535,271
Specialty Chemicals - 0.4%
Albemarle Corp.	1,717	375,972
Amyris Inc. (a)	9,600	131,808
Ashland Global Holdings Inc.	800	71,296
Avient Corp.	4,800	222,480
Axalta Coating Systems Ltd. (a)	3,100	90,489
Balchem Corp.	1,700	246,619
Celanese Corp.	1,600	241,024
Chase Corp.	400	40,860
Danimer Scientific Inc. (a)	3,400	55,556
DuPont de Nemours Inc.	7,600	516,724
Ecolab Inc.	3,600	751,032
ECOVYST Inc.	2,300	26,818
Element Solutions Inc.	3,300	71,544
Ferro Corp. (a)	4,000	81,360
FutureFuel Corp.	1,590	11,337
GCP Applied Technologies Inc. (a)	2,300	50,416
HB Fuller Co.	2,700	174,312
Ingevity Corp. (a)	2,100	149,877
Innospec Inc.	1,300	109,486
International Flavors & Fragrances Inc.	3,595	480,723
Kraton Corp. (a)	1,800	82,152
Livent Corp. (a)	8,600	198,746
Minerals Technologies Inc.	2,000	139,680
NewMarket Corp.	100	33,877
PPG Industries Inc.	3,400	486,234
Quaker Chemical Corp.	700	166,404
Rayonier Advanced Materials Inc. (a)	3,700	27,750
	Number of Shares	Fair Value
RPM International Inc.	1,900	$147,535
Sensient Technologies Corp.	2,200	200,376
Stepan Co.	1,100	124,234
The Sherwin-Williams Co.	3,489	975,978
		6,482,699
Specialty Stores - 0.1%
Academy Sports & Outdoors Inc. (a)	4,100	164,082
Barnes & Noble Education Inc. (a)	2,400	23,976
Bath & Body Works Inc.	3,419	215,500
Big 5 Sporting Goods Corp.	1,000	23,040
Dick's Sporting Goods Inc.	887	106,236
Five Below Inc. (a)	800	141,448
Hibbett Sports Inc.	1,003	70,952
JOANN Inc.	1,400	15,596
Leslie's Inc. (a)	1,400	28,756
MarineMax Inc. (a)	985	47,792
National Vision Holdings Inc. (a)	4,200	238,434
Party City Holdco Inc. (a)	5,400	38,340
Petco Health & Wellness Company Inc. (a)	1,300	27,430
Sally Beauty Holdings Inc. (a)	5,700	96,045
Signet Jewelers Ltd.	2,700	213,192
Sportsman's Warehouse Holdings Inc. (a)	1,970	34,672
The Container Store Group Inc. (a)	1,900	18,088
The ODP Corp. (a)	2,800	112,448
Tractor Supply Co.	1,592	322,555
Ulta Beauty Inc. (a)	800	288,736
Winmark Corp.	130	27,954
		2,255,272
Steel - 0.1%
Allegheny Technologies Inc. (a)	6,300	104,769
Carpenter Technology Corp.	2,200	72,028
Cleveland-Cliffs Inc. (a)	6,300	124,803
Commercial Metals Co.	6,000	182,760
Haynes International Inc.	700	26,075
Nucor Corp.	4,300	423,507
Olympic Steel Inc.	600	14,616
Reliance Steel & Aluminum Co.	849	120,915
Ryerson Holding Corp.	1,100	24,497
Schnitzer Steel Industries Inc., Class A	1,579	69,176
Steel Dynamics Inc.	3,000	175,440
SunCoke Energy Inc.	4,900	30,772
TimkenSteel Corp. (a)	2,700	35,316
United States Steel Corp.	3,600	79,092
Warrior Met Coal Inc.	3,001	69,833
Worthington Industries Inc.	2,000	105,400
		1,658,999
Systems Software - 2.2%
A10 Networks Inc. (a)	3,600	48,528
Appian Corp. (a)	2,000	185,020
CommVault Systems Inc. (a)	2,500	188,275
Crowdstrike Holdings Inc., Class A (a)	2,800	688,184
Dolby Laboratories Inc., Class A	957	84,216
Fortinet Inc. (a)	1,900	554,876
Mandiant Inc.	3,400	60,520

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
McAfee Corp., Class A	800	$17,688
Microsoft Corp.	107,759	30,379,417
N-Able Inc. (a)	600	7,446
NortonLifeLock Inc.	7,497	189,674
OneSpan Inc. (a)	1,400	26,292
Oracle Corp.	24,111	2,100,792
Palo Alto Networks Inc. (a)	1,300	622,700
Ping Identity Holding Corp. (a)	2,600	63,882
Progress Software Corp.	1,900	93,461
Qualys Inc. (a)	1,800	200,322
Rapid7 Inc. (a)	2,900	327,758
Sailpoint Technologies Holdings Inc. (a)	4,800	205,824
SecureWorks Corp. (a)	300	5,964
ServiceNow Inc. (a)	2,870	1,785,915
Telos Corp. (a)	1,900	53,998
Tenable Holdings Inc. (a)	4,800	221,472
Teradata Corp. (a)	1,600	91,760
Varonis Systems Inc. (a)	5,400	328,590
VMware Inc., Class A (a)	1,200	178,440
Xperi Holding Corp.	5,400	101,736
Zscaler Inc. (a)	1,100	288,442
Zuora Inc., Class A (a)	6,400	106,112
		39,207,304
Technology Distributors - 0.1%
Arrow Electronics Inc. (a)	1,067	119,813
Avnet Inc.	1,500	55,455
CDW Corp.	2,000	364,040
ePlus Inc. (a)	800	82,088
Insight Enterprises Inc. (a)	1,810	163,045
PC Connection Inc.	702	30,909
ScanSource Inc. (a)	1,500	52,185
SYNNEX Corp.	600	62,460
		929,995
Technology Hardware, Storage & Peripherals - 1.9%
3D Systems Corp. (a)	6,200	170,934
Apple Inc.	224,451	31,759,817
Avid Technology Inc. (a)	2,171	62,785
Corsair Gaming Inc. (a)	1,400	36,302
Dell Technologies Inc., Class C (a)	3,900	405,756
Diebold Nixdorf Inc. (a)	4,829	48,821
Eastman Kodak Co. (a)	2,100	14,301
Hewlett Packard Enterprise Co.	18,500	263,625
HP Inc.	16,900	462,384
NetApp Inc.	3,200	287,232
Pure Storage Inc., Class A (a)	3,700	93,092
Quantum Corp. (a)	2,600	13,468
Super Micro Computer Inc. (a)	2,200	80,454
Turtle Beach Corp. (a)	800	22,256
Western Digital Corp. (a)	4,400	248,336
Xerox Holdings Corp.	2,500	50,425
		34,019,988
Textiles - 0.0% *
Unifi Inc. (a)	800	17,544
Thrifts & Mortgage Finance - 0.2%
Axos Financial Inc. (a)	3,300	170,082
Blue Foundry Bancorp (a)	1,700	23,443
Bridgewater Bancshares Inc. (a)	1,400	24,514
Capitol Federal Financial Inc.	6,599	75,823
	Number of Shares	Fair Value
Columbia Financial Inc. (a)	2,000	$37,000
Essent Group Ltd.	5,700	250,857
Federal Agricultural Mortgage Corp., Class C	500	54,260
Finance Of America Cos. Inc. (a)	3,100	15,345
Flagstar Bancorp Inc.	2,600	132,028
FS Bancorp Inc.	536	18,551
Hingham Institution for Savings	60	20,202
Home Bancorp Inc.	500	19,340
HomeStreet Inc.	970	39,915
Kearny Financial Corp.	3,300	41,019
Luther Burbank Corp.	1,268	17,004
Merchants Bancorp	540	21,314
Meridian Bancorp Inc.	2,162	44,883
Meta Financial Group Inc.	1,500	78,720
MGIC Investment Corp.	5,100	76,296
Mr Cooper Group Inc. (a)	3,820	157,269
New York Community Bancorp Inc.	6,800	87,516
NMI Holdings Inc., Class A (a)	4,200	94,962
Northfield Bancorp Inc.	2,100	36,036
Northwest Bancshares Inc.	7,364	97,794
Ocwen Financial Corp. (a)	700	19,691
PCSB Financial Corp.	1,100	20,284
PennyMac Financial Services Inc.	1,700	103,921
Premier Financial Corp.	1,500	47,760
Provident Bancorp Inc.	1,200	19,224
Provident Financial Services Inc.	3,500	82,145
Radian Group Inc.	9,800	222,656
Rocket Companies Inc., Class A	1,600	25,664
Southern Missouri Bancorp Inc.	500	22,445
TFS Financial Corp.	400	7,624
TrustCo Bank Corp.	784	25,064
Walker & Dunlop Inc.	1,500	170,250
Washington Federal Inc.	3,400	116,654
Waterstone Financial Inc.	1,414	28,973
WSFS Financial Corp.	2,300	118,013
		2,664,541
Tires & Rubber - 0.0% *
The Goodyear Tire & Rubber Co. (a)	14,658	259,447
Tobacco - 0.2%
22nd Century Group Inc. (a)	7,400	21,904
Altria Group Inc.	26,400	1,201,728
Philip Morris International Inc.	22,300	2,113,817
Turning Point Brands Inc.	700	33,425
Universal Corp.	1,361	65,777
Vector Group Ltd.	7,049	89,875
		3,526,526
Trading Companies & Distributors - 0.2%
Air Lease Corp.	1,600	62,944
Alta Equipment Group Inc. (a)	1,400	19,222
Applied Industrial Technologies Inc.	2,200	198,286
Beacon Roofing Supply Inc. (a)	2,900	138,504
BlueLinx Holdings Inc. (a)	500	24,440
Boise Cascade Co.	1,900	102,562
CAI International Inc.	1,038	58,035

See Notes to Schedule of Investments.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Custom Truck One Source Inc. (a)	2,600	$24,258
DXP Enterprises Inc. (a)	1,000	29,570
Fastenal Co.	8,214	423,924
GATX Corp.	2,000	179,120
Global Industrial Co.	700	26,523
GMS Inc. (a)	2,100	91,980
H&E Equipment Services Inc.	1,500	52,065
Herc Holdings Inc. (a)	1,300	212,498
Lawson Products Inc. (a)	100	5,001
McGrath RentCorp.	1,229	88,427
MRC Global Inc. (a)	5,800	42,572
MSC Industrial Direct Company Inc., Class A	698	55,973
NOW Inc. (a)	4,900	37,485
Rush Enterprises Inc., Class A	2,164	97,726
Rush Enterprises Inc., Class B	188	8,605
SiteOne Landscape Supply Inc. (a)	600	119,682
Textainer Group Holdings Ltd. (a)	2,300	80,293
Titan Machinery Inc. (a)	1,200	31,092
Transcat Inc. (a)	488	31,466
United Rentals Inc. (a)	1,000	350,930
Univar Solutions Inc. (a)	2,500	59,550
Veritiv Corp. (a)	800	71,648
Watsco Inc.	420	111,140
WESCO International Inc. (a)	2,300	265,236
WW Grainger Inc.	600	235,836
		3,336,593
Trucking - 0.2%
AMERCO	160	103,365
ArcBest Corp.	1,300	106,301
Avis Budget Group Inc. (a)	2,540	295,935
Covenant Transportation Group Inc. (a)	700	19,355
Daseke Inc. (a)	2,694	24,812
Heartland Express Inc.	2,226	35,660
HyreCar Inc. (a)	900	7,650
JB Hunt Transport Services Inc.	1,200	200,664
Knight-Swift Transportation Holdings Inc.	2,222	113,655
Landstar System Inc.	544	85,854
Lyft Inc., Class A (a)	3,800	203,642
Marten Transport Ltd.	3,007	47,180
Old Dominion Freight Line Inc.	1,500	428,970
Ryder System Inc.	794	65,672
Saia Inc. (a)	1,361	323,959
Schneider National Inc., Class B	300	6,822
TuSimple Holdings Inc., Class A (a)	700	25,991
Uber Technologies Inc. (a)	23,106	1,035,149
Universal Logistics Holdings Inc.	100	2,008
US Xpress Enterprises Inc., Class A (a)	1,276	11,012
Werner Enterprises Inc.	3,312	146,622
XPO Logistics Inc. (a)	1,400	111,412
Yellow Corp. (a)	3,400	19,210
		3,420,900
Water Utilities - 0.1%
American States Water Co.	2,000	171,040
American Water Works Company Inc.	2,541	429,531
	Number of Shares	Fair Value
Artesian Resources Corp., Class A	500	$19,085
Cadiz Inc. (a)	1,600	11,264
California Water Service Group	2,800	165,004
Essential Utilities Inc.	3,300	152,064
Global Water Resources Inc.	1,100	20,592
Middlesex Water Co.	1,000	102,780
Pure Cycle Corp. (a)	1,400	18,634
SJW Group	1,600	105,696
The York Water Co.	800	34,944
		1,230,634
Wireless Telecommunication Services - 0.1%
Gogo Inc. (a)	3,300	57,090
Shenandoah Telecommunications Co.	2,400	75,792
Telephone & Data Systems Inc.	5,100	99,450
T-Mobile US Inc. (a)	8,436	1,077,783
United States Cellular Corp. (a)	800	25,512
		1,335,627
Total Common Stock (Cost $649,506,189)		723,192,857
Total Domestic Equity (Cost $649,506,189)		723,192,857
Foreign Equity - 21.9%
Common Stock - 21.7%
Advertising - 0.1%
Cheil Worldwide Inc.	1,299	24,810
CyberAgent Inc.	5,400	103,918
Dentsu Group Inc.	2,900	111,297
Focus Media Information Technology Company Ltd., Class A	10,900	12,345
Hakuhodo DY Holdings Inc.	3,600	61,797
Informa PLC (a)	20,313	149,486
Publicis Groupe S.A.	2,934	197,202
WPP PLC	16,527	221,577
		882,432
Aerospace & Defense - 0.2%
AECC Aviation Power Company Ltd., Class A	2,100	17,292
Airbus SE (a)	7,828	1,038,341
Aselsan Elektronik Sanayi Ve Ticaret AS	7,417	12,640
AviChina Industry & Technology Company Ltd. H Shares	50,000	31,456
BAE Systems PLC	42,631	323,117
Bharat Electronics Ltd.	22,316	60,696
CAE Inc. (a)	3,800	113,504
Dassault Aviation S.A.	320	35,989
Elbit Systems Ltd.	344	49,777
Korea Aerospace Industries Ltd.	1,353	37,281
MTU Aero Engines AG	700	157,457
Rolls-Royce Holdings PLC (a)	109,847	205,307
Safran S.A.	4,530	573,254
Singapore Technologies Engineering Ltd.	19,900	55,558
Thales S.A.	1,441	139,785
		2,851,454

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Agricultural & Farm Machinery - 0.0% *
CNH Industrial N.V.	13,469	$226,519
Kubota Corp.	14,000	297,209
		523,728
Agricultural Products - 0.0% *
Beijing Dabeinong Technology Group Company Ltd. A Shares	7,600	8,890
Charoen Pokphand Indonesia Tbk PT	134,900	60,219
IOI Corp. Bhd	46,500	41,874
Jiangxi Zhengbang Technology Company Ltd., Class A	4,100	5,964
Kuala Lumpur Kepong Bhd	8,000	38,447
New Hope Liuhe Company Ltd. A Shares (a)	3,200	7,291
Sime Darby Plantation Bhd	30,400	25,996
Tongwei Company Ltd. A Shares	4,800	37,637
Wilmar International Ltd.	25,706	79,428
		305,746
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC	18,679	60,833
Deutsche Post AG	13,156	825,437
DSV Panalpina A/S	2,674	640,448
Hyundai Glovis Company Ltd.	343	47,505
InPost S.A. (a)	2,639	43,813
SF Holding Company Ltd. A Shares	5,000	50,480
SG Holdings Company Ltd.	4,300	121,346
Yamato Holdings Company Ltd.	3,900	98,463
Yunda Holding Company Ltd.	3,600	10,709
ZTO Express Cayman Inc. ADR	6,809	208,764
		2,107,798
Airlines - 0.0% *
Air Canada (a)	2,100	38,341
Air China Ltd. H Shares (a)	34,000	22,430
Air China Ltd. A Shares (a)	11,400	13,087
ANA Holdings Inc. (a)	2,400	62,237
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	9,018
China Southern Airlines Company Ltd. (a)	14,000	7,867
China Southern Airlines Company Ltd., Class A (a)	11,600	10,338
Copa Holdings S.A., Class A (a)	500	40,690
Deutsche Lufthansa AG (a)	3,907	26,670
InterGlobe Aviation Ltd. (a)(c)	1,210	32,880
Japan Airlines Company Ltd. (a)	1,914	45,452
Korean Air Lines Company Ltd. (a)	2,837	79,884
Qantas Airways Ltd. (a)	11,989	48,312
Singapore Airlines Ltd. (a)	17,700	65,192
Spring Airlines Company Ltd. A Shares (a)	1,100	9,261
		511,659
Airport Services - 0.0% *
Aena SME S.A. (a)(c)	1,016	175,800
Aeroports de Paris (a)	459	58,489
	Number of Shares	Fair Value
Airports of Thailand PCL NVDR	77,200	$138,348
Auckland International Airport Ltd. (a)	16,727	89,849
Beijing Capital International Airport Company Ltd. H Shares (a)	20,000	11,724
Grupo Aeroportuario del Pacifico SAB de C.V. B Shares (a)	7,400	86,443
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,780	70,978
Malaysia Airports Holdings Bhd (a)	11,400	18,748
Shanghai International Airport Company Ltd., Class A (a)	1,300	8,856
Sydney Airport (a)	17,624	103,417
		762,652
Aluminum - 0.0% *
Aluminum Corp. of China Ltd. H Shares (a)	66,000	49,024
Aluminum Corp. of China Ltd. A Shares (a)	17,600	20,941
China Hongqiao Group Ltd.	32,000	40,611
Constellium SE (a)	6,100	114,558
Hindalco Industries Ltd.	23,988	157,015
Norsk Hydro ASA	18,082	135,157
Press Metal Aluminium Holdings Bhd	58,800	80,619
Shandong Nanshan Aluminum Company Ltd.	14,700	9,883
Yunnan Aluminium Company Ltd. A Shares (a)	4,900	11,101
		618,909
Apparel Retail - 0.1%
ABC-Mart Inc.	598	33,507
Fast Retailing Company Ltd.	800	588,532
Hennes & Mauritz AB, Class B (a)	9,598	194,409
Industria de Diseno Textil S.A.	14,452	532,048
Mr Price Group Ltd.	4,659	62,312
Topsports International Holdings Ltd. (c)	29,000	32,935
		1,443,743
Apparel, Accessories & Luxury Goods - 0.5%
adidas AG	2,527	794,537
Bosideng International Holdings Ltd.	60,000	42,437
Burberry Group PLC	5,481	133,483
Capri Holdings Ltd. (a)	2,100	101,661
Cie Financiere Richemont S.A.	6,924	717,202
Essilor International Cie Generale d'Optique S.A.	3,786	723,853
FF Group (a)(d)**	1,860	—
Fila Holdings Corp.	898	32,019
Gildan Activewear Inc.	2,700	98,635
Hermes International	420	579,789
Kering S.A.	995	707,075
Li Ning Company Ltd.	35,319	407,078
LPP S.A.	18	67,082
lululemon athletica Inc. (a)	1,653	668,969
LVMH Moet Hennessy Louis Vuitton SE	3,692	2,645,815
Moncler S.p.A.	2,759	168,360
Page Industries Ltd.	103	43,871
Pandora A/S	1,355	164,597

See Notes to Schedule of Investments.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Shenzhou International Group Holdings Ltd.	12,900	$273,783
The Swatch Group AG	1,077	137,170
Titan Company Ltd.	5,393	156,521
		8,663,937
Application Software - 0.3%
Agora Inc. ADR (a)	700	20,300
Atlassian Corp. plc, Class A (a)	1,900	743,698
AVEVA Group PLC	1,524	73,709
Beijing Kingsoft Office Software Inc. A Shares	192	8,323
China National Software & Service Company Ltd., Class A	1,300	9,873
China Youzan Ltd. (a)	220,000	27,505
Constellation Software Inc.	266	435,691
Dassault Systemes SE	8,789	462,765
Hundsun Technologies Inc., Class A	1,120	9,968
Iflytek Company Ltd. A Shares	1,900	15,467
Kingdee International Software Group Company Ltd. (a)	39,000	129,857
Lightspeed Commerce Inc. (a)	1,400	135,066
Nemetschek SE	775	80,990
Nice Ltd. (a)	831	235,147
OneConnect Financial Technology Company Ltd. (a)	1,500	6,150
Open Text Corp.	3,600	175,673
SAP SE	13,881	1,878,088
Sapiens International Corp. N.V.	1,568	45,127
Shanghai Baosight Software Company Ltd., Class A	1,200	12,211
Sinch AB (a)(c)	6,810	132,148
TeamViewer AG (a)(c)	2,122	62,112
Temenos AG	901	122,136
The Sage Group PLC	14,783	140,858
Thunder Software Technology Company Ltd., Class A	500	9,640
Weimob Inc. (a)(c)	25,000	36,085
WiseTech Global Ltd.	1,894	71,767
Xero Ltd. (a)	1,748	171,386
Yonyou Network Technology Company Ltd., Class A	2,600	13,330
		5,265,070
Asset Management & Custody Banks - 0.2%
3i Group PLC	12,812	220,224
Abrdn PLC	29,323	100,354
Amundi S.A. (c)	803	67,573
Bangkok Commercial Asset Management PCL NVDR	56,152	30,358
Brookfield Asset Management Inc., Class A	17,000	910,755
China Cinda Asset Management Company Ltd. H Shares	104,556	17,657
China Huarong Asset Management Company Ltd. H Shares (a)(c)(d)	82,000	5,372
EQT AB	4,110	170,776
Hargreaves Lansdown PLC	4,778	91,805
HDFC Asset Management Company Ltd. (c)	986	38,480
IGM Financial Inc.	1,077	38,469
Janus Henderson Group PLC	2,300	95,059
Julius Baer Group Ltd.	2,940	195,144
	Number of Shares	Fair Value
Magellan Financial Group Ltd.	1,867	$46,824
Noah Holdings Ltd. (a)	600	22,278
Onex Corp.	1,000	70,679
Partners Group Holding AG	301	469,299
Reinet Investments SCA	2,519	47,403
Schroders PLC	1,649	79,472
St. James's Place PLC	7,060	142,517
		2,860,498
Auto Parts & Equipment - 0.2%
Adient PLC (a)	4,900	203,105
Aisin Seiki Company Ltd.	2,000	72,292
Aptiv PLC (a)	3,800	566,086
Bharat Forge Ltd.	4,284	42,342
Changzhou Xingyu Automotive Lighting Systems Company Ltd., Class A	300	8,399
Continental AG (a)	1,441	156,514
Denso Corp.	5,900	384,288
Faurecia S.A.	1,566	73,715
Fuyao Glass Industry Group Company Ltd. H Shares (c)	10,956	58,274
Fuyao Glass Industry Group Company Ltd., Class A	1,100	7,181
Hanon Systems	3,435	44,989
Huayu Automotive Systems Company Ltd. A Shares	1,068	3,760
Hyundai Mobis Company Ltd.	1,034	218,193
Koito Manufacturing Company Ltd.	1,400	83,975
Kuang-Chi Technologies Company Ltd., Class A (a)	3,100	10,788
Magna International Inc.	3,935	296,076
Minth Group Ltd.	14,000	47,895
Motherson Sumi Systems Ltd.	22,973	69,545
Ningbo Tuopu Group Company Ltd. A Shares	2,000	11,256
Stanley Electric Company Ltd.	2,000	50,390
Sumitomo Electric Industries Ltd.	10,166	134,845
Toyota Industries Corp.	2,000	164,147
Valeo	3,080	86,001
Vitesco Technologies Group AG (a)	313	18,488
		2,812,544
Automobile Manufacturers - 0.6%
Astra International Tbk PT	365,000	139,360
Bayerische Motoren Werke AG	4,380	416,223
BYD Company Ltd. H Shares	12,500	388,530
BYD Company Ltd. A Shares	1,700	65,531
Chongqing Changan Automobile Company Ltd. A Shares	3,857	9,930
Daimler AG	11,362	1,003,008
Dongfeng Motor Group Company Ltd. H Shares	50,000	44,525
Ferrari N.V.	1,666	347,874
Ford Otomotiv Sanayi A/S	1,078	20,275
Geely Automobile Holdings Ltd.	92,000	264,096
Great Wall Motor Company Ltd. H Shares	48,033	176,739
Great Wall Motor Company Ltd., Class A	2,600	21,102
Guangzhou Automobile Group Company Ltd. H Shares	54,000	47,452
Honda Motor Company Ltd.	21,600	662,400
Hyundai Motor Co.	2,181	363,061

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Isuzu Motors Ltd.	7,400	$96,034
Kia Motors Corp.	4,114	277,845
Li Auto Inc. ADR (a)	8,700	228,723
Mahindra & Mahindra Ltd.	13,242	142,599
Maruti Suzuki India Ltd.	2,100	207,131
Mazda Motor Corp. (a)	7,500	64,741
NIO Inc. ADR (a)	21,823	777,553
Nissan Motor Company Ltd. (a)	30,400	151,542
Renault S.A. (a)	2,580	91,578
SAIC Motor Corp. Ltd. A Shares	8,800	25,932
Stellantis N.V.	26,899	512,183
Subaru Corp.	8,100	149,310
Suzuki Motor Corp.	4,800	213,921
Tata Motors Ltd. (a)	26,757	118,918
Toyota Motor Corp.	141,000	2,505,947
Volkswagen AG	439	135,459
XPeng Inc. ADR (a)	6,000	213,240
		9,882,762
Automotive Retail - 0.0% *
Abu Dhabi National Oil Co for Distribution PJSC	45,781	51,849
China Meidong Auto Holdings Ltd.	10,000	50,316
Hotai Motor Company Ltd.	4,863	101,432
Petrobras Distribuidora S.A.	18,300	78,891
PTT Oil & Retail Business PCL NVDR	55,100	44,525
USS Company Ltd.	2,900	49,241
Zhongsheng Group Holdings Ltd.	10,500	84,170
		460,424
Biotechnology - 0.2%
3SBio Inc. (a)(c)	22,500	22,042
Affimed N.V. (a)	5,000	30,900
Akeso Inc. (a)(c)	4,000	21,893
Alkermes PLC (a)	8,100	249,804
Alteogen Inc. (a)	335	20,320
Arbutus Biopharma Corp. (a)	5,700	24,453
Argenx SE (a)	602	182,008
BeiGene Ltd. ADR (a)	700	254,100
Beijing Tiantan Biological Products Corporation Ltd., Class A	1,500	7,410
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. A Shares	400	13,710
BGI Genomics Co. Ltd.	800	10,852
Biocon Ltd. (a)	7,693	37,521
Burning Rock Biotech Ltd. ADR (a)	600	10,728
Celltrion Inc. (a)	1,509	327,784
Chongqing Zhifei Biological Products Company Ltd., Class A	1,500	36,720
CSL Ltd.	6,047	1,262,359
CureVac N.V. (a)	800	43,696
Genmab A/S (a)	868	379,479
Green Cross Corp.	80	22,192
Grifols S.A.	4,001	97,747
Hualan Biological Engineering Inc. A Shares	4,138	17,836
I-Mab ADR (a)	600	43,494
Imeik Technology Development Co. Ltd. A Shares	100	9,272
	Number of Shares	Fair Value
Innovent Biologics Inc. (a)(c)	18,000	$173,344
PeptiDream Inc. (a)	1,300	42,331
Prothena Corporation PLC (a)	1,900	135,337
Seegene Inc.	674	34,178
Shanghai RAAS Blood Products Co. Ltd.	17,600	18,581
Shenzhen Kangtai Biological Products Company Ltd., Class A	500	8,512
SK Bioscience Company Ltd. (a)	316	72,194
Trillium Therapeutics Inc. (a)	5,000	87,800
Walvax Biotechnology Company Ltd., Class A	1,400	13,603
Zai Lab Ltd. ADR (a)	1,200	126,468
		3,838,668
Brewers - 0.1%
AMBEV S.A.	73,300	205,819
Anheuser-Busch InBev S.A.	10,099	573,086
Asahi Group Holdings Ltd.	6,200	298,432
Budweiser Brewing Company APAC Ltd. (c)	21,900	55,627
Carlsberg A/S	1,379	225,111
China Resources Beer Holdings Company Ltd.	24,000	177,505
Chongqing Brewery Company Ltd., Class A (a)	600	12,170
Cia Cervecerias Unidas S.A.	2,774	24,586
Heineken Holding N.V.	1,558	135,734
Heineken N.V.	3,426	357,773
Kirin Holdings Company Ltd.	11,200	207,349
Tsingtao Brewery Company Ltd. H Shares	8,924	70,198
Tsingtao Brewery Company Ltd., Class A	800	9,932
		2,353,322
Broadcasting - 0.0% *
Vivendi SE	9,743	122,727
Building Products - 0.2%
AGC Inc.	2,600	133,648
Allegion PLC	1,200	158,616
Assa Abloy AB, Class B	13,257	384,798
Beijing New Building Materials PLC, Class A	1,600	7,861
Caesarstone Ltd.	1,400	17,388
China Lesso Group Holdings Ltd.	16,494	26,252
Cie de Saint-Gobain	6,700	451,124
Daikin Industries Ltd.	3,300	717,721
Geberit AG	490	359,412
Guangdong Kinlong Hardware Products Company Ltd., Class A	700	14,879
Kingspan Group PLC	2,031	202,696
Lixil Corp.	3,600	104,078
Nibe Industrier AB, B Shares	18,802	236,438
ROCKWOOL International A/S B Shares	113	48,290
TOTO Ltd.	1,900	90,244
Trane Technologies PLC	3,427	591,671
Xinyi Glass Holdings Ltd.	24,000	71,593
		3,616,709
Cable & Satellite - 0.0% *
Cyfrowy Polsat S.A.	3,840	34,404
Grupo Televisa SAB	43,400	96,161

See Notes to Schedule of Investments.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Megacable Holdings SAB de C.V.	2,930	$8,999
MultiChoice Group	5,902	44,788
Quebecor Inc., Class B	2,200	53,157
Shaw Communications Inc., Class B	6,200	180,198
		417,707
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	7,573	251,643
Crown Resorts Ltd. (a)	4,846	33,145
Entain PLC (a)	7,713	220,451
Evolution Gaming Group AB (c)	2,246	340,360
Flutter Entertainment PLC (a)	2,205	437,548
Galaxy Entertainment Group Ltd. (a)	30,000	153,931
GAN Ltd. (a)	1,900	28,253
Genting Bhd	36,200	43,580
Genting Malaysia Bhd	50,800	36,291
Genting Singapore Ltd.	79,100	41,712
Kangwon Land Inc. (a)	1,782	42,816
La Francaise des Jeux SAEM (c)	1,257	64,665
Melco Resorts & Entertainment Ltd. ADR (a)	2,800	28,672
NEOGAMES S.A. (a)	200	7,344
OPAP S.A.	2,669	41,313
Sands China Ltd. (a)	32,800	67,125
SJM Holdings Ltd. (a)	36,000	24,468
Tabcorp Holdings Ltd.	29,807	103,481
Wynn Macau Ltd. (a)	28,400	23,898
		1,990,696
Coal & Consumable Fuels - 0.0% *
Adaro Energy Tbk PT	205,600	25,133
Cameco Corp.	5,300	115,133
China Shenhua Energy Company Ltd. H Shares	52,490	122,273
China Shenhua Energy Company Ltd., Class A	7,500	26,231
Coal India Ltd.	28,202	70,082
Exxaro Resources Ltd.	4,592	49,149
Shaanxi Coal Industry Company Ltd., Class A	6,700	15,289
Shanxi Coking Coal Energy Group Company Ltd., Class A	3,800	6,913
Shanxi Meijin Energy Company Ltd., Class A (a)	9,000	14,841
United Tractors Tbk PT	21,200	38,148
Uranium Energy Corp. (a)	11,600	35,380
Washington H Soul Pattinson & Company Ltd.	1,364	37,875
Yanzhou Coal Mining Company Ltd. H Shares	28,000	52,800
Yanzhou Coal Mining Company Ltd., Class A	2,300	10,259
		619,506
Commercial Printing - 0.0% *
Cimpress PLC (a)	900	78,147
Dai Nippon Printing Company Ltd.	3,000	72,097
Toppan Printing Company Ltd.	3,500	59,195
		209,439
Commodity Chemicals - 0.2%
Advanced Petrochemical Co.	1,361	27,123
	Number of Shares	Fair Value
Asahi Kasei Corp.	16,500	$176,371
Barito Pacific Tbk PT	363,200	24,330
Berger Paints India Ltd.	3,118	33,891
Formosa Chemicals & Fibre Corp.	54,000	161,552
Formosa Plastics Corp.	59,000	238,535
Guangzhou Tinci Materials Technology Company Ltd., Class A	930	21,793
Hanwha Solutions Corp. (a)	1,912	71,291
Hengli Petrochemical Company Ltd., Class A	4,500	18,005
Hengyi Petrochemical Company Ltd., Class A	4,700	8,323
Huafon Chemical Company Ltd., Class A	4,900	9,187
Indorama Ventures PCL NVDR	20,600	26,832
Jiangsu Eastern Shenghong Company Ltd., Class A	3,800	16,425
Kingfa Sci & Tech Company Ltd. A Shares	7,000	15,857
Kumho Petrochemical Company Ltd.	277	43,511
LB Group Company Ltd. A Shares	2,100	9,274
LG Chem Ltd.	723	468,916
Lotte Chemical Corp.	312	62,798
Mesaieed Petrochemical Holding Co.	44,246	27,308
Mitsui Chemicals Inc.	2,400	79,980
Nan Ya Plastics Corp.	80,000	261,508
National Industrialization Co. (a)	3,424	21,264
National Petrochemical Co.	2,261	30,141
Orbia Advance Corp. SAB de C.V.	19,300	49,705
Orica Ltd.	6,303	61,513
Orion Engineered Carbons S.A. (a)	2,800	51,044
Petronas Chemicals Group Bhd	43,500	90,398
PTT Global Chemical PCL NVDR	41,000	75,990
Rongsheng Petrochemical Company Ltd., Class A	10,750	31,130
Sahara International Petrochemical Co.	6,585	76,512
Saudi Basic Industries Corp.	14,154	478,306
Saudi Industrial Investment Group	4,083	44,185
Saudi Kayan Petrochemical Co. (a)	13,392	72,848
Sinoma Science & Technology Company Ltd., Class A	2,800	15,225
SK Chemicals Company Ltd.	87	20,629
SKC Company Ltd.	382	53,418
Skshu Paint Company Ltd., Class A	400	6,176
Tongkun Group Company Ltd. A Shares	3,400	11,470
Toray Industries Inc.	18,700	118,525
Tosoh Corp.	3,482	62,941
Tronox Holdings PLC, Class A	5,900	145,435
Yanbu National Petrochemical Co.	4,590	86,767
Zhejiang Satellite Petrochemical Company Ltd., Class A	1,800	10,799
		3,417,231

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Communications Equipment - 0.1%
Accton Technology Corp.	9,000	$84,821
BYD Electronic International Company Ltd.	11,020	38,540
Nokia Oyj (a)	71,310	393,500
Shenzhen Sunway Communication Company Ltd., Class A	2,400	8,336
Telefonaktiebolaget LM Ericsson	38,622	436,215
Tianjin 712 Communication & Broadcasting Co. Ltd.	1,900	10,822
Yealink Network Technology Corporation Ltd., Class A	1,100	13,838
ZTE Corp. H Shares	14,000	45,936
ZTE Corp., Class A	4,400	22,511
		1,054,519
Computer & Electronics Retail - 0.0% *
GOME Retail Holdings Ltd. (a)	143,000	13,339
Hikari Tsushin Inc.	300	50,578
Suning.com Company Ltd. A Shares (a)	9,200	7,113
Yamada Holdings Company Ltd.	8,714	36,503
		107,533
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios S.A.	3,281	88,924
Bouygues S.A.	3,077	127,353
China Communications Services Corp. Ltd. H Shares	23,733	13,125
China Conch Venture Holdings Ltd.	25,000	116,084
China National Chemical Engineering Company Ltd.	7,200	11,988
China Railway Group Ltd. H Shares	74,000	36,727
China Railway Group Ltd. A Shares	19,600	17,119
China State Construction Engineering Corp. Ltd., Class A	46,900	34,785
China State Construction International Holdings Ltd.	42,000	36,668
Eiffage S.A.	1,121	113,355
Ferrovial S.A.	6,255	182,670
GS Engineering & Construction Corp.	1,180	42,033
Hyundai Engineering & Construction Company Ltd.	1,419	60,713
Kajima Corp.	6,000	76,695
Larsen & Toubro Ltd.	10,673	244,125
Metallurgical Corp. of China Ltd.	20,200	13,570
Obayashi Corp.	8,600	70,710
Power Construction Corp. of China Ltd., Class A	16,300	21,392
Samsung Engineering Company Ltd. (a)	2,868	61,039
Shimizu Corp.	8,600	64,212
Skanska AB, Class B	4,586	115,129
Taisei Corp.	2,500	79,903
Vinci S.A.	7,062	734,891
WSP Global Inc.	1,600	191,543
		2,554,753
	Number of Shares	Fair Value
Construction Machinery & Heavy Trucks - 0.1%
Alstom S.A.	4,458	$169,192
China CSSC Holdings Ltd.	4,900	18,992
Daewoo Shipbuilding & Marine Engineering Company Ltd. (a)	721	16,144
Doosan Bobcat Inc. (a)	928	30,940
Epiroc AB A Shares	8,652	179,991
Epiroc AB B Shares	5,225	92,606
Hino Motors Ltd.	3,587	33,225
Hitachi Construction Machinery Company Ltd.	1,700	47,641
Hyundai Heavy Industries Company Ltd. (a)	707	60,083
KION Group AG	968	90,049
Knorr-Bremse AG	976	104,478
Komatsu Ltd.	11,600	277,104
Samsung Heavy Industries Company Ltd. (a)	6,084	31,675
Sany Heavy Equipment International Holdings Company Ltd.	23,000	27,211
Sany Heavy Industry Company Ltd. A Shares	9,000	35,316
Sinotruk Hong Kong Ltd.	14,500	21,478
Volvo AB B Shares	18,913	422,543
Volvo AB A Shares	2,659	60,120
Weichai Power Company Ltd. H Shares	28,401	58,782
Weichai Power Company Ltd., Class A	7,800	20,620
XCMG Construction Machinery Company Ltd., Class A	9,300	10,013
Zoomlion Heavy Industry Science & Technology Company Ltd. H Shares	14,748	13,142
Zoomlion Heavy Industry Science & Technology Company Ltd.	8,700	11,092
		1,832,437
Construction Materials - 0.1%
ACC Ltd.	1,392	42,119
Ambuja Cements Ltd.	12,686	68,177
Anhui Conch Cement Company Ltd. H Shares	20,081	108,467
Anhui Conch Cement Company Ltd. A Shares	2,769	17,489
Asia Cement Corp.	29,000	47,190
Cemex SAB de C.V. (a)	233,200	169,016
China Jushi Company Ltd. A Shares	4,114	11,109
China National Building Material Company Ltd. H Shares	67,243	90,453
China Resources Cement Holdings Ltd.	46,000	44,215
CRH PLC	10,381	490,183
Grasim Industries Ltd.	4,089	91,606
HeidelbergCement AG	1,948	145,403
Indocement Tunggal Prakarsa Tbk PT	18,100	13,178
James Hardie Industries PLC	5,848	207,263
LafargeHolcim Ltd. (a)	7,167	345,009
POSCO Chemical Company Ltd.	563	82,844
Saudi Cement Co.	1,423	23,826
Semen Indonesia Persero Tbk PT	38,500	21,881
Shree Cement Ltd.	197	76,599

See Notes to Schedule of Investments.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Taiwan Cement Corp.	75,000	$136,594
The Siam Cement PCL NVDR	11,900	140,852
UltraTech Cement Ltd.	1,547	153,503
		2,526,976
Consumer Electronics - 0.2%
Casio Computer Company Ltd.	2,500	41,287
Garmin Ltd.	2,148	333,928
LG Electronics Inc.	1,649	175,292
NavInfo Company Ltd. A Shares (a)	4,600	7,819
Panasonic Corp.	29,200	361,037
Sharp Corp.	2,800	35,208
Sony Corp.	16,800	1,860,433
TCL Technology Group Corp. A Shares	13,027	12,563
		2,827,567
Consumer Finance - 0.0% *
360 Finance Inc. (a)	1,500	30,480
Acom Company Ltd.	7,300	26,608
Bajaj Finance Ltd.	4,234	435,672
Cholamandalam Investment & Finance Company Ltd.	7,518	56,754
Krungthai Card PCL NVDR	16,800	27,033
Lufax Holding Ltd. ADR (a)	3,100	21,638
Muangthai Capital PCL NVDR	13,200	22,545
Muthoot Finance Ltd.	1,609	31,302
SBI Cards & Payment Services Ltd. (a)	3,465	47,789
Shriram Transport Finance Company Ltd.	2,924	50,860
Srisawad Corp. PCL NVDR	7,600	14,046
		764,727
Copper - 0.0% *
Antofagasta PLC	5,299	96,365
First Quantum Minerals Ltd.	8,000	148,084
Jiangxi Copper Company Ltd. H Shares	14,782	26,299
KGHM Polska Miedz S.A.	2,525	99,613
Lundin Mining Corp.	8,900	64,001
Southern Copper Corp.	2,690	151,017
		585,379
Data Processing & Outsourced Services - 0.1%
Adyen N.V. (a)(c)	262	732,764
Afterpay Ltd. (a)	2,862	248,430
Amadeus IT Group S.A. (a)	5,957	392,005
Computershare Ltd.	7,187	92,858
Edenred	3,236	174,292
EVERTEC Inc.	3,200	146,304
Fawry for Banking & Payment Technology Services S.A.E. (a)	14,097	12,743
GMO Payment Gateway Inc.	600	75,567
Nexi S.p.A. (a)(c)	5,911	110,284
Nuvei Corp. (a)(c)	800	91,629
Paysafe Ltd. (a)	4,400	34,100
StoneCo Ltd. A Shares (a)	3,000	104,160
TravelSky Technology Ltd. H Shares	17,000	32,789
Worldline S.A. (a)(c)	3,130	238,711
		2,486,636
	Number of Shares	Fair Value
Department Stores - 0.0% *
Central Retail Corp. PCL NVDR	21,729	$21,365
Lojas Renner S.A.	16,211	102,403
Lotte Shopping Company Ltd.	146	12,488
Next PLC	1,747	192,307
SACI Falabella	9,370	32,764
Shinsegae Inc.	80	17,624
Trent Ltd.	2,174	29,926
Woolworths Holdings Ltd.	18,150	70,791
		479,668
Distillers & Vintners - 0.2%
Anhui Gujing Distillery Company Ltd., Class B	2,000	25,954
Anhui Gujing Distillery Company Ltd., Class A	400	14,732
Becle SAB de C.V.	9,900	21,598
Beijing Shunxin Agriculture Company Ltd., Class A	1,400	7,631
Davide Campari-Milano N.V.	6,986	98,185
Diageo PLC	31,075	1,505,557
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	9,797
Jiangsu Yanghe Brewery Joint-Stock Company Ltd., Class A	1,700	43,500
JiuGui Liquor Company Ltd. A Shares	400	15,314
Kweichow Moutai Company Ltd. A Shares	1,200	339,138
Luzhou Laojiao Company Ltd. A Shares	1,600	54,983
Pernod Ricard S.A.	2,777	612,543
Remy Cointreau S.A.	289	56,102
Shanghai Bairun Investment Holding Group Company Ltd., Class A	700	8,079
Shanxi Xinghuacun Fen Wine Factory Company Ltd., Class A	1,340	65,379
Sichuan Swellfun Company Ltd. A Shares	600	11,747
Treasury Wine Estates Ltd.	9,573	84,344
United Spirits Ltd. (a)	5,347	61,177
Wuliangye Yibin Company Ltd. A Shares	3,500	118,608
		3,154,368
Diversified Banks - 2.3%
ABN AMRO Group N.V. (a)(c)	5,682	82,019
Absa Group Ltd.	12,991	131,579
Abu Dhabi Commercial Bank PJSC	50,392	102,755
Abu Dhabi Islamic Bank PJSC	26,861	42,226
Agricultural Bank of China Ltd. H Shares	396,717	136,284
Agricultural Bank of China Ltd. A Shares	82,747	37,637
Akbank T.A.S.	35,619	21,369
Al Rajhi Bank	19,322	629,524
Alinma Bank	17,723	113,116
Alpha Services & Holdings S.A. (a)	40,855	51,279
AMMB Holdings Bhd (a)	32,400	24,610
Arab National Bank	10,940	66,889
Australia & New Zealand Banking Group Ltd.	37,746	757,407
Axis Bank Ltd. (a)	35,485	363,788

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Banco Bilbao Vizcaya Argentaria S.A.	88,352	$583,479
Banco Bradesco S.A.	26,470	86,761
Banco de Chile	825,722	76,113
Banco de Credito e Inversiones S.A.	442	16,108
Banco do Brasil S.A.	15,600	82,740
Banco Inter S.A.	6,685	57,233
Banco Santander Brasil S.A.	7,500	48,684
Banco Santander Chile	705,020	35,268
Banco Santander S.A.	230,087	833,890
Bancolombia S.A.	2,846	24,608
Bank AlBilad (a)	6,700	72,805
Bank Al-Jazira	7,456	36,471
Bank Central Asia Tbk PT	173,900	423,571
Bank Hapoalim BM	15,300	134,298
Bank Leumi Le-Israel BM	19,639	166,288
Bank Mandiri Persero Tbk PT	336,300	143,730
Bank Negara Indonesia Persero Tbk PT	137,500	51,189
Bank of Beijing Company Ltd., Class A	24,600	16,584
Bank of China Ltd. H Shares	1,247,868	440,916
Bank of China Ltd. A Shares	20,994	9,915
Bank of Communications Company Ltd. H Shares	145,127	85,900
Bank of Communications Company Ltd., Class A	31,400	21,854
Bank of Montreal	8,600	858,405
Bank of Shanghai Company Ltd., Class A	16,500	18,648
Bank of the Philippine Islands	23,360	37,300
Bank Polska Kasa Opieki S.A.	3,335	86,340
Bank Rakyat Indonesia Persero Tbk PT	1,059,509	282,409
Banque Saudi Fransi	8,801	97,849
Barclays PLC	225,160	572,530
BDO Unibank Inc.	35,820	77,581
BNP Paribas S.A.	14,931	955,790
BOC Hong Kong Holdings Ltd.	50,000	150,671
Boubyan Bank KSCP (a)	9,348	23,804
CaixaBank S.A.	58,171	180,483
Canadian Imperial Bank of Commerce	5,900	656,668
Capitec Bank Holdings Ltd.	1,235	149,325
Chang Hwa Commercial Bank Ltd.	77,770	45,792
China Bohai Bank Company Ltd. H Shares (c)	26,500	10,349
China CITIC Bank Corp. Ltd. H Shares	161,881	72,964
China Common Rich Renewable Energy Investments Ltd. (d)	64,000	—
China Construction Bank Corp. H Shares	1,537,000	1,096,929
China Construction Bank Corp., Class A	7,400	6,819
China Everbright Bank Company Ltd. H Shares	84,883	29,878
China Everbright Bank Company Ltd. A Shares	26,920	14,096
China Merchants Bank Company Ltd. H Shares	61,500	489,426
China Merchants Bank Company Ltd., Class A	18,900	147,089
China Minsheng Banking Corp. Ltd. H Shares	77,200	30,978
China Minsheng Banking Corporation Ltd., Class A	40,100	24,262
	Number of Shares	Fair Value
China Zheshang Bank Company Ltd., Class A	17,800	$9,776
CIMB Group Holdings Bhd	116,300	132,255
Commercial International Bank Egypt S.A.E. (a)	16,486	44,600
Commerzbank AG (a)	13,454	89,162
Commonwealth Bank of Australia	23,579	1,748,354
Credicorp Ltd.	1,200	133,128
Credit Agricole S.A.	15,341	210,978
CTBC Financial Holding Company Ltd.	288,000	235,696
Danske Bank A/S	9,342	157,472
DBS Group Holdings Ltd.	23,910	529,890
DNB BANK ASA	12,264	279,217
Dubai Islamic Bank PJSC	24,182	32,472
E.Sun Financial Holding Company Ltd.	184,633	173,742
Emirates NBD Bank PJSC	38,509	148,872
Erste Group Bank AG	3,778	165,975
Eurobank Ergasias Services & Holdings S.A., Class A (a)	47,769	44,491
FinecoBank Banca Fineco S.p.A. (a)	8,226	148,654
First Abu Dhabi Bank PJSC	68,207	330,158
First Financial Holding Company Ltd.	161,454	130,419
Grupo Financiero Banorte SAB de C.V.	40,400	260,694
Grupo Financiero Inbursa SAB de CV (a)	42,100	39,632
Hana Financial Group Inc.	4,616	179,432
Hang Seng Bank Ltd.	10,000	171,288
Hong Leong Bank Bhd	11,900	53,723
Hong Leong Financial Group Bhd	2,087	9,123
HSBC Holdings PLC	271,383	1,419,975
Hua Nan Financial Holdings Company Ltd.	139,930	102,154
Huaxia Bank Company Ltd., Class A	13,700	11,791
ICICI Bank Ltd.	80,855	759,771
Industrial & Commercial Bank of China Ltd. H Shares	887,505	491,965
Industrial & Commercial Bank of China Ltd., Class A	69,200	49,829
Industrial Bank Company Ltd. A Shares	22,700	63,951
Industrial Bank of Korea	3,320	29,252
ING Groep N.V.	51,777	753,150
Intesa Sanpaolo S.p.A.	218,919	620,077
Israel Discount Bank Ltd. A Shares (a)	15,371	81,086
Japan Post Bank Company Ltd.	5,300	45,347
KakaoBank Corp. (a)	877	50,664
KB Financial Group Inc.	6,156	286,300
KBC Group N.V.	3,297	297,558
Komercni banka A/S (a)	1,396	56,554
Kotak Mahindra Bank Ltd.	8,573	230,720
Krung Thai Bank PCL NVDR	46,577	15,031
Kuwait Finance House KSCP	71,540	194,980
Lloyds Banking Group PLC	940,296	585,672
Malayan Banking Bhd	60,233	115,819
Masraf Al Rayan QSC	66,685	82,033
MCB Bank Ltd.	265	235
Mediobanca Banca di Credito Finanziario S.p.A. (a)	8,321	100,162
Mega Financial Holding Company Ltd.	168,276	193,098

See Notes to Schedule of Investments.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Metropolitan Bank & Trust Co.	10,500	$8,978
Mitsubishi UFJ Financial Group Inc.	162,300	957,001
Mizrahi Tefahot Bank Ltd.	1,794	60,381
Mizuho Financial Group Inc.	31,900	450,162
Moneta Money Bank A/S (a)(c)	4,117	16,615
National Australia Bank Ltd.	43,777	862,611
National Bank of Canada	4,600	353,229
National Bank of Kuwait SAKP	106,749	337,307
National Commercial Bank	34,558	565,724
Natwest Group PLC	76,171	229,807
Nedbank Group Ltd.	6,830	79,472
Nordea Bank Abp	42,923	553,487
OTP Bank Nyrt (a)	3,454	202,313
Oversea-Chinese Banking Corporation Ltd.	44,430	374,188
Ping An Bank Company Ltd. A Shares	21,200	58,603
Postal Savings Bank of China Company Ltd. H Shares (c)	116,675	80,209
Postal Savings Bank of China Company Ltd., Class A	30,400	23,783
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	13,303	141,059
Public Bank Bhd	225,200	218,933
Qatar International Islamic Bank QSC	9,351	24,968
Qatar Islamic Bank SAQ	20,942	104,969
Qatar National Bank QPSC	70,865	372,718
Raiffeisen Bank International AG	1,930	50,504
RHB Bank Bhd	23,534	30,601
Riyad Bank	20,621	148,443
Royal Bank of Canada	18,912	1,881,422
Santander Bank Polska S.A. (a)	568	42,937
Sberbank of Russia PJSC ADR	42,646	795,072
Shanghai Pudong Development Bank Company Ltd., Class A	32,300	44,921
Shinhan Financial Group Company Ltd.	6,810	230,039
SinoPac Financial Holdings Company Ltd.	130,633	64,903
Skandinaviska Enskilda Banken AB, Class A	21,479	302,913
Societe Generale S.A.	11,093	347,555
Standard Bank Group Ltd.	19,948	189,069
Standard Chartered PLC	36,127	211,339
State Bank of India	27,356	165,828
Sumitomo Mitsui Financial Group Inc.	17,300	607,076
Sumitomo Mitsui Trust Holdings Inc.	4,600	158,026
Svenska Handelsbanken AB, Class A	19,183	214,982
Swedbank AB A Shares	11,923	240,584
Taishin Financial Holding Company Ltd	167,950	108,725
Taiwan Cooperative Financial Holding Company Ltd.	148,231	117,208
TCS Group Holding PLC GDR	1,836	166,950
The Bank of Nova Scotia	16,100	990,769
The Bank of NT Butterfield & Son Ltd.	2,300	81,673
The Commercial Bank PQSC	36,327	61,350
The Saudi British Bank	14,824	131,020
	Number of Shares	Fair Value
The Shanghai Commercial & Savings Bank Ltd.	65,000	$103,287
The Siam Commercial Bank PCL NVDR	15,600	55,852
The Toronto-Dominion Bank	24,200	1,601,744
Turkiye Garanti Bankasi A/S	20,019	20,773
Turkiye Is Bankasi AS C Shares	14,872	8,649
UniCredit S.p.A.	28,165	372,920
United Overseas Bank Ltd.	15,600	295,158
VTB Bank PJSC GDR	21,532	29,535
Westpac Banking Corp.	48,690	899,701
Woori Financial Group Inc.	9,161	89,413
Yes Bank Ltd. (a)	119,031	19,998
		41,179,105
Diversified Capital Markets - 0.1%
Banco BTG Pactual S.A.	18,408	84,998
China Everbright Ltd.	9,953	11,694
Credit Suisse Group AG	34,618	341,567
Deutsche Bank AG (a)	28,290	359,688
Macquarie Group Ltd.	4,555	588,001
Mirae Asset Daewoo Company Ltd.	5,282	38,092
UBS Group AG	48,635	775,544
		2,199,584
Diversified Chemicals - 0.1%
Arkema S.A.	824	108,715
BASF SE	12,191	924,681
LANXESS AG	1,100	74,381
Mitsubishi Chemical Holdings Corp.	17,300	157,099
Mitsubishi Gas Chemical Companies Inc.	2,037	40,068
Ningxia Baofeng Energy Group Company Ltd., Class A	7,200	17,780
Nissan Chemical Corp.	1,600	93,343
Pidilite Industries Ltd.	2,765	88,541
Sasol Ltd. (a)	8,577	162,718
Solvay S.A.	1,000	124,112
Sumitomo Chemical Company Ltd.	20,000	103,545
		1,894,983
Diversified Metals & Mining - 0.3%
African Rainbow Minerals Ltd.	2,484	31,734
Anglo American PLC	17,164	601,999
BHP Billiton Ltd.	39,120	1,043,944
BHP Group PLC	28,014	706,292
Boliden AB	3,697	118,459
China Molybdenum Company Ltd. H Shares	48,000	29,634
China Molybdenum Company Ltd. A Shares	22,300	20,645
China Northern Rare Earth Group High-Tech Company Ltd., Class A	3,700	25,043
Ganfeng Lithium Company Ltd. A Shares	1,500	37,663
Ganfeng Lithium Company Ltd. H Shares (c)	4,200	73,590
GEM Company Ltd. A Shares	7,800	13,422
Glencore PLC (a)	132,439	623,446
Grupo Mexico SAB de C.V.	48,242	193,466
Ivanhoe Mines Ltd. A Shares (a)	7,900	50,511
Korea Zinc Company Ltd.	121	51,048

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Merdeka Copper Gold Tbk PT (a)	202,300	$35,406
MMC Norilsk Nickel PJSC ADR	9,904	294,197
MMG Ltd. (a)	36,000	14,957
Rio Tinto Ltd.	4,905	348,902
Rio Tinto PLC	14,909	978,006
Saudi Arabian Mining Co. (a)	7,759	172,640
Shenghe Resources Holding Company Ltd., Class A	4,000	12,316
South32 Ltd.	64,588	160,144
Sumitomo Metal Mining Company Ltd.	3,500	126,244
Teck Resources Ltd., Class B	6,400	159,286
Vedanta Ltd.	17,894	68,840
Zhejiang Huayou Cobalt Company Ltd., Class A	1,100	17,555
		6,009,389
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	55,733	61,603
Ayala Land Inc.	146,400	96,146
Barwa Real Estate Co.	35,703	30,807
Capitaland Investment Ltd. (a)	35,300	88,406
City Developments Ltd.	5,200	26,321
Daito Trust Construction Company Ltd.	900	105,312
Daiwa House Industry Company Ltd.	7,500	249,385
DLF Ltd.	7,407	41,300
ESR Cayman Ltd. (a)(c)	26,400	79,678
Hang Lung Properties Ltd.	27,000	61,534
Lendlease Corporation Ltd.	9,191	70,606
Mitsubishi Estate Company Ltd.	15,600	247,772
Mitsui Fudosan Company Ltd.	12,500	296,191
New World Development Company Ltd.	22,000	89,480
Nomura Real Estate Holdings Inc.	1,496	38,796
Shanghai Lujiazui Finance & Trade Zone Development Company Ltd.	21,200	19,207
Shenzhen Investment Ltd.	20,181	5,059
Sumitomo Realty & Development Company Ltd.	4,200	153,130
Sun Hung Kai Properties Ltd.	18,000	224,754
Swire Pacific Ltd., Class A	6,500	38,461
The Wharf Holdings Ltd.	25,000	82,697
UOL Group Ltd.	5,900	29,673
		2,136,318
Diversified REITs - 0.1%
Daiwa House REIT Investment Corp.	26	76,161
Fibra Uno Administracion S.A. de C.V.	57,700	65,720
Gecina S.A.	615	82,783
Growthpoint Properties Ltd.	62,464	59,371
Land Securities Group PLC	9,427	87,925
Mirvac Group	52,971	112,272
Nomura Real Estate Master Fund Inc.	57	81,833
Stockland	32,097	101,700
The British Land Company PLC	11,674	77,519
The GPT Group	26,056	93,773
United Urban Investment Corp.	46	62,016
		901,073
	Number of Shares	Fair Value
Diversified Support Services - 0.0% *
Brambles Ltd.	19,903	$152,916
Ritchie Bros Auctioneers Inc.	1,500	92,545
		245,461
Drug Retail - 0.0% *
Clicks Group Ltd.	3,581	66,098
Cosmos Pharmaceutical Corp.	300	50,822
Raia Drogasil S.A.	19,400	83,205
Tsuruha Holdings Inc.	600	73,808
Welcia Holdings Company Ltd.	1,244	44,724
		318,657
Education Services - 0.0% *
China East Education Holdings Ltd. (a)(c)	5,000	5,158
China Education Group Holdings Ltd.	15,000	25,874
China Yuhua Education Corporation Ltd. (c)	28,000	13,596
GSX Techedu Inc. ADR (a)	1,716	5,268
New Oriental Education & Technology Group Inc. ADR (a)	27,700	56,785
TAL Education Group ADR (a)	7,400	35,816
		142,497
Electric Utilities - 0.3%
Adani Transmission Ltd. (a)	4,143	86,580
AusNet Services	24,041	43,480
Centrais Eletricas Brasileiras S.A.	5,900	41,698
CEZ A/S	2,929	95,436
Chubu Electric Power Company Inc.	8,600	101,386
CK Infrastructure Holdings Ltd.	8,500	47,410
CLP Holdings Ltd.	22,500	216,639
CPFL Energia S.A.	3,100	15,321
EDP - Energias de Portugal S.A.	36,482	191,744
Electricite de France S.A.	6,206	78,026
Elia Group S.A.	400	47,825
Emera Inc.	3,400	153,944
Endesa S.A.	4,266	86,079
Enel Americas S.A.	348,937	41,162
Enel Chile S.A.	262,988	12,456
Enel S.p.A.	107,946	828,938
Energisa S.A.	3,400	27,399
Equatorial Energia S.A.	16,500	76,763
Fortis Inc.	6,171	273,709
Fortum Oyj	6,014	182,716
HK Electric Investments & HK Electric Investments Ltd.	33,869	33,631
Hydro One Ltd. (c)	4,398	103,940
Iberdrola S.A.	78,573	790,888
Inter Rao UES PJSC (a)	467,243	29,854
Interconexion Electrica S.A. ESP	5,883	35,033
Korea Electric Power Corp.	4,645	91,947
Manila Electric Co.	2,420	14,097
Mercury NZ Ltd.	8,826	39,445
Origin Energy Ltd.	23,637	79,236
Orsted A/S (c)	2,500	329,737
PGE Polska Grupa Energetyczna S.A. (a)	9,640	21,577
Power Assets Holdings Ltd.	18,500	108,449
Power Grid Corporation of India Ltd.	48,757	124,319

See Notes to Schedule of Investments.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Red Electrica Corporacion S.A.	5,821	$116,843
Saudi Electricity Co.	15,070	107,701
SSE PLC	13,771	290,155
Tenaga Nasional Bhd	41,300	95,309
Terna Rete Elettrica Nazionale S.p.A.	19,003	134,930
The Kansai Electric Power Company Inc.	9,400	90,859
Tohoku Electric Power Company Inc.	5,500	40,330
Tokyo Electric Power Company Holdings Inc. (a)	20,200	57,371
Verbund AG	903	91,372
		5,475,734
Electrical Components & Equipment - 0.2%
ABB Ltd.	23,015	769,151
Ballard Power Systems Inc. (a)	3,100	43,508
Contemporary Amperex Technology Company Ltd., Class A	2,200	178,466
Ecopro BM Co. Ltd.	181	70,275
Eve Energy Company Ltd. A Shares	1,500	22,847
Fuji Electric Company Ltd.	1,700	77,166
Gotion High-tech Company Ltd. A Shares (a)	1,800	13,166
Havells India Ltd.	4,012	73,751
Legrand S.A.	3,537	379,184
Nidec Corp.	5,900	648,784
nVent Electric plc	2,300	74,359
Prysmian S.p.A.	3,429	119,832
Schneider Electric SE	7,156	1,192,477
Sungrow Power Supply Company Ltd. A Shares	1,900	43,236
Suzhou Maxwell Technologies Company Ltd., Class A	200	18,762
TBEA Company Ltd.	4,200	15,645
WEG S.A.	26,646	193,797
Zhejiang Chint Electrics Company Ltd., Class A	1,800	15,680
Zhuzhou CRRC Times Electric Company Ltd. H Shares (a)	10,000	45,817
		3,995,903
Electronic Components - 0.2%
AU Optronics Corp.	148,000	92,786
Beijing Yuanliu Hongyuan Electronic Technology Company Ltd., Class A	500	11,637
BOE Technology Group Company Ltd., Class A	36,100	28,070
Chaozhou Three-Circle Group Company Ltd., Class A	2,200	12,594
Delta Electronics Inc.	30,000	268,805
Delta Electronics Thailand PCL NVDR	5,600	77,286
Guangzhou Shiyuan Electronic Technology Company Ltd, Class A	800	9,703
Hamamatsu Photonics KK	1,900	117,237
Hirose Electric Company Ltd.	474	78,575
Ibiden Company Ltd.	1,400	76,814
Innolux Corp.	158,000	95,102
Kingboard Holdings Ltd.	12,000	54,307
Kingboard Laminates Holdings Ltd.	20,049	32,771
Kyocera Corp.	4,400	274,359
	Number of Shares	Fair Value
Largan Precision Company Ltd.	2,000	$155,820
Lens Technology Company Ltd. A Shares	7,860	25,280
LG Display Company Ltd. (a)	4,218	66,559
LG Innotek Company Ltd.	260	45,097
Lingyi iTech Guangdong Co., Class A	8,000	7,972
Luxshare Precision Industry Company Ltd., Class A	7,700	42,297
Maxscend Microelectronics Company Ltd., Class A	380	20,558
Murata Manufacturing Company Ltd.	7,600	670,552
Nan Ya Printed Circuit Board Corp.	3,000	46,180
Omron Corp.	2,397	236,594
Samsung Electro-Mechanics Company Ltd.	855	126,520
Samsung SDI Company Ltd.	867	517,356
Sunny Optical Technology Group Company Ltd.	11,200	293,271
TDK Corp.	5,400	194,250
Unimicron Technology Corp.	22,000	102,941
Walsin Technology Corp. (a)	3,000	16,257
Yageo Corp.	7,000	109,716
Zhen Ding Technology Holding Ltd.	10,665	37,498
		3,944,764
Electronic Equipment & Instruments - 0.1%
Azbil Corp.	1,600	68,716
Halma PLC	4,993	190,585
Hexagon AB, B Shares	26,072	403,551
Keyence Corp.	2,600	1,547,970
Shimadzu Corp.	3,200	140,179
Wuhan Guide Infrared Company Ltd., Class A	2,500	9,007
Yokogawa Electric Corp.	3,000	52,194
Zhejiang Dahua Technology Company Ltd., Class A	2,800	10,227
		2,422,429
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings Inc.	13,000	61,477
Fabrinet (a)	1,931	197,947
Foxconn Industrial Internet Company Ltd., Class A	8,600	15,439
Foxconn Technology Company Ltd.	16,000	40,014
GoerTek Inc. A Shares	2,248	14,917
Hon Hai Precision Industry Company Ltd.	197,000	735,324
Venture Corporation Ltd.	3,600	47,324
Wingtech Technology Company Ltd. A Shares	1,200	17,315
Wuxi Lead Intelligent Equipment Company Ltd., Class A	1,440	15,394
		1,145,151
Environmental & Facilities Services - 0.0% *
China Everbright International Ltd.	68,000	51,099
GFL Environmental Inc.	2,100	78,059
Rentokil Initial PLC	24,444	192,089
		321,247

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Fertilizers & Agricultural Chemicals - 0.1%
ICL Group Ltd	9,360	$68,163
Nutrien Ltd.	7,500	486,699
PhosAgro PJSC GDR	2,411	53,717
PI Industries Ltd.	1,523	65,037
SABIC Agri-Nutrients Co.	3,217	147,852
Shandong Hualu Hengsheng Chemical Company Ltd., Class A	2,470	12,523
UPL Ltd.	8,984	85,398
Yara International ASA	2,349	116,527
		1,035,916
Financial Exchanges & Data - 0.2%
ASX Ltd.	2,616	150,911
B3 S.A. - Brasil Bolsa Balcao	96,300	225,158
Deutsche Boerse AG	2,514	408,150
East Money Information Company Ltd., Class A	11,320	59,928
Hithink RoyalFlush Information Network Company Ltd., Class A	500	9,237
Hong Kong Exchanges & Clearing Ltd.	16,000	983,208
Japan Exchange Group Inc.	6,900	170,691
London Stock Exchange Group PLC	4,355	436,714
Moscow Exchange Micex Pj (a)	17,461	41,726
Singapore Exchange Ltd.	10,736	78,608
TMX Group Ltd.	800	86,255
		2,650,586
Food Distributors - 0.0% *
Bid Corporation Ltd. (a)	6,042	129,559
The SPAR Group Ltd.	2,566	33,500
		163,059
Food Retail - 0.2%
Alimentation Couche-Tard Inc., Class B	10,900	416,951
Avenue Supermarts Ltd. (a)(c)	2,515	143,563
BGF retail Company Ltd.	149	21,286
BIM Birlesik Magazalar A/S	8,123	58,425
CP ALL PCL NVDR	89,300	166,926
Dino Polska S.A. (a)(c)	949	79,385
Empire Company Ltd.	2,200	67,032
Endeavour Group Ltd.	19,360	96,799
Etablissements Franz Colruyt N.V.	706	36,033
George Weston Ltd.	1,069	115,283
ICA Gruppen AB	1,332	61,153
J Sainsbury PLC	22,225	85,244
Jeronimo Martins SGPS S.A.	3,370	67,216
Kesko Oyj B Shares	3,568	123,136
Kobe Bussan Company Ltd.	1,800	58,665
Koninklijke Ahold Delhaize N.V.	13,843	461,185
Lawson Inc.	600	29,399
Loblaw Companies Ltd.	2,319	159,109
Magnit PJSC GDR	6,005	101,249
Metro Inc.	3,376	164,929
Ocado Group PLC (a)	6,592	147,421
President Chain Store Corp.	10,000	100,351
Seven & I Holdings Company Ltd.	10,000	454,102
Shoprite Holdings Ltd.	9,089	107,987
Tesco plc	102,199	348,298
	Number of Shares	Fair Value
Wm Morrison Supermarkets PLC	32,257	$128,089
Woolworths Group Ltd.	16,784	471,043
X5 Retail Group N.V. GDR	2,222	71,767
		4,342,026
Footwear - 0.0% *
ANTA Sports Products Ltd.	17,276	326,231
Feng TAY Enterprise Company Ltd.	8,000	61,484
Pou Chen Corp.	43,000	51,808
Puma SE	1,384	153,932
		593,455
Forest Products - 0.0% *
Svenska Cellulosa AB SCA B Shares	8,168	126,673
West Fraser Timber Company Ltd.	1,198	100,882
		227,555
Gas Utilities - 0.1%
Adani Gas Ltd.	4,271	81,887
AltaGas Ltd.	3,700	72,987
APA Group	15,852	98,657
Beijing Enterprises Holdings Ltd.	6,500	25,945
Brookfield Infrastructure Corp., Class A	2,800	167,664
China Gas Holdings Ltd.	47,200	139,402
China Resources Gas Group Ltd.	16,000	84,063
Enagas S.A.	3,290	73,155
ENN Energy Holdings Ltd.	12,300	202,870
GAIL India Ltd.	28,874	61,508
Hong Kong & China Gas Company Ltd.	147,650	223,083
Indraprastha Gas Ltd.	3,071	21,987
Kunlun Energy Company Ltd.	72,000	74,969
Naturgy Energy Group S.A.	3,898	98,167
Osaka Gas Company Ltd.	5,000	91,136
Petronas Gas Bhd	10,949	43,989
Snam S.p.A.	27,281	150,994
Toho Gas Company Ltd.	1,100	47,723
Tokyo Gas Company Ltd.	5,000	92,803
		1,852,989
General Merchandise Stores - 0.1%
Canadian Tire Corporation Ltd., Class A	800	111,925
Dollarama Inc.	3,900	169,133
Don Quijote Holdings Company Ltd.	5,500	113,198
Magazine Luiza S.A.	45,024	118,491
Ryohin Keikaku Company Ltd.	3,300	73,218
Wesfarmers Ltd.	15,031	597,338
		1,183,303
Gold - 0.2%
Agnico Eagle Mines Ltd.	3,341	173,294
Aneka Tambang Tbk	160,400	25,414
AngloGold Ashanti Ltd.	7,504	120,330
B2Gold Corp.	16,500	56,396
Barrick Gold Corp.	23,500	424,237
Cia de Minas Buenaventura S.A.A. ADR (a)	3,800	25,688
Evolution Mining Ltd.	26,337	66,538
Franco-Nevada Corp.	2,605	338,361

See Notes to Schedule of Investments.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Gold Fields Ltd.	14,532	$119,228
Harmony Gold Mining Company Ltd.	6,485	20,200
Kinross Gold Corp.	17,000	91,116
Kirkland Lake Gold Ltd.	3,600	149,928
Newcrest Mining Ltd.	10,730	177,731
Northern Star Resources Ltd.	14,883	91,078
Novagold Resources Inc. (a)	12,100	83,248
Polymetal International PLC	6,373	107,756
Polyus PJSC GDR	1,075	87,842
Shandong Gold Mining Company Ltd., Class A	3,000	9,125
Shandong Gold Mining Company Ltd. H Shares (c)	5,250	9,298
Wheaton Precious Metals Corp.	5,942	223,637
Yamana Gold Inc.	14,900	58,807
Zhaojin Mining Industry Company Ltd. H Shares	10,500	7,392
Zijin Mining Group Company Ltd. H Shares	97,119	117,948
Zijin Mining Group Company Ltd. A Shares	15,700	24,356
		2,608,948
Healthcare Distributors - 0.0% *
Amplifon S.p.A.	1,650	78,458
Celltrion Healthcare Company Ltd. (a)	1,269	116,074
Huadong Medicine Company Ltd. A Shares	1,700	7,807
Medipal Holdings Corp.	2,405	45,149
Shanghai Pharmaceuticals Holding Company Ltd., Class H	14,700	28,491
Shanghai Pharmaceuticals Holding Company Ltd., Class A	4,200	12,423
Sinopharm Group Company Ltd. H Shares	24,400	63,942
		352,344
Healthcare Equipment - 0.4%
Ambu A/S, Class B	2,220	65,689
BioMerieux	554	63,071
Carl Zeiss Meditec AG	539	103,300
Cochlear Ltd.	889	138,980
DiaSorin S.p.A.	338	70,818
Fisher & Paykel Healthcare Corporation Ltd.	7,563	166,233
GN Store Nord AS	1,728	119,587
Jafron Biomedical Company Ltd. A Shares	600	5,438
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	2,100	10,534
Koninklijke Philips N.V.	12,072	536,599
Lepu Medical Technology Beijing Company Ltd., Class A	2,300	9,542
LivaNova PLC (a)	2,700	213,813
Medtronic PLC	19,100	2,394,185
Microport Scientific Corp.	11,007	61,719
Novocure Ltd. (a)	1,500	174,255
Olympus Corp.	15,900	347,145
Shenzhen Mindray Bio-Medical Electronics Company Ltd., Class A	1,300	77,699
Siemens Healthineers AG (c)	3,812	247,357
Smith & Nephew PLC	11,560	199,294
	Number of Shares	Fair Value
Sonova Holding AG	748	$282,402
Straumann Holding AG	141	252,634
Sysmex Corp.	2,300	284,963
Terumo Corp.	8,500	400,349
Venus MedTech Hangzhou Inc. H Shares (a)(c)	2,500	12,822
William Demant Holding A/S (a)	1,439	72,557
		6,310,985
Healthcare Facilities - 0.0% *
Aier Eye Hospital Group Company Ltd., Class A	5,849	48,269
Apollo Hospitals Enterprise Ltd.	1,563	94,063
Bangkok Dusit Medical Services PCL NVDR	171,900	115,302
Bumrungrad Hospital PCL NVDR	8,900	36,955
Dr Sulaiman Al Habib Medical Services Group Co.	970	44,940
IHH Healthcare Bhd	29,600	47,371
Mouwasat Medical Services Co.	905	43,525
Orpea S.A.	690	80,268
Ramsay Health Care Ltd.	2,462	121,907
Rede D'Or Sao Luiz SA (c)	6,400	79,764
Ryman Healthcare Ltd.	5,655	58,801
		771,165
Healthcare Services - 0.0% *
Fresenius Medical Care AG & Company KGaA	2,694	189,067
Fresenius SE & Company KGaA	5,514	264,065
Guangzhou Kingmed Diagnostics Group Company Ltd., Class A	500	7,909
Jinxin Fertility Group Ltd. (a)(c)	24,000	35,594
Meinian Onehealth Healthcare Holdings Company Ltd., Class A (a)	4,500	5,169
Ping An Healthcare & Technology Company Ltd. (a)(c)	8,300	54,100
Sonic Healthcare Ltd.	5,959	172,067
Topchoice Medical Corp., Class A (a)	300	14,038
		742,009
Healthcare Supplies - 0.1%
Alcon Inc.	6,621	535,590
Asahi Intecc Company Ltd.	2,800	76,496
Autobio Diagnostics Company Ltd. A Shares	1,731	14,295
Coloplast A/S, Class B	1,566	245,012
Hartalega Holdings Bhd	26,900	39,516
Hoya Corp.	4,900	762,573
Intco Medical Technology Company Ltd., Class A	600	5,451
Kossan Rubber Industries	23,700	13,077
Ovctek China Inc., Class A	600	7,607
Quotient Ltd. (a)	4,900	11,466
Shandong Weigao Group Medical Polymer Company Ltd. H Shares	44,000	78,075
Sri Trang Gloves Thailand PCL NVDR	8,400	7,758
Supermax Corporation Bhd	22,199	12,673

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Top Glove Corporation Bhd	82,100	$56,479
		1,866,068
Healthcare Technology - 0.0% *
Alibaba Health Information Technology Ltd. (a)	62,000	89,282
M3 Inc.	5,800	412,319
Winning Health Technology Group Company Ltd., Class A	4,200	9,418
		511,019
Heavy Electrical Equipment - 0.1%
Doosan Heavy Industries & Construction Company Ltd. (a)	4,424	76,141
Mitsubishi Electric Corp.	24,100	334,091
NARI Technology Company Ltd. A Shares	4,080	22,563
Shanghai Electric Group Company Ltd.	15,400	12,365
Siemens Energy AG (a)	5,408	144,736
Siemens Gamesa Renewable Energy S.A. (a)	3,191	81,148
Vestas Wind Systems A/S	13,379	536,945
Xinjiang Goldwind Science & Technology Company Ltd. H Shares	14,800	31,122
Xinjiang Goldwind Science & Technology Company Ltd., Class A	7,300	19,582
		1,258,693
Highways & Railtracks - 0.1%
Atlantia S.p.A. (a)	6,674	126,015
Bangkok Expressway & Metro PCL NVDR	87,300	22,522
CCR S.A.	22,200	47,668
Getlink	5,883	91,950
Jiangsu Expressway Company Ltd. H Shares	24,000	24,251
Promotora y Operadora de Infraestructura SAB de C.V.	2,755	19,187
Shenzhen International Holdings Ltd.	15,725	20,272
Taiwan High Speed Rail Corp.	34,000	36,069
Transurban Group	40,363	407,120
Zhejiang Expressway Company Ltd. H Shares	28,000	23,092
		818,146
Home Building - 0.1%
Barratt Developments PLC	13,757	121,695
Berkeley Group Holdings PLC	1,521	88,882
Iida Group Holdings Company Ltd.	2,238	57,421
Persimmon PLC	4,329	154,936
Sekisui Chemical Company Ltd.	5,100	87,409
Sekisui House Ltd.	8,358	174,585
Taylor Wimpey PLC	49,040	102,355
		787,283
Home Furnishing Retail - 0.0% *
Nitori Holdings Company Ltd.	1,100	216,235
Home Furnishings - 0.0% *
Nien Made Enterprise Company Ltd.	3,000	42,435
	Number of Shares	Fair Value
Oppein Home Group Inc., Class A	500	$10,061
		52,496
Home Improvement Retail - 0.0% *
Home Product Center PCL NVDR	78,900	31,516
Kingfisher PLC	28,476	128,628
Via S/A (a)	23,300	32,969
		193,113
Hotels, Resorts & Cruise Lines - 0.1% *
Accor S.A. (a)	2,272	81,055
Asset World Corp. PCL NVDR (a)	101,200	13,822
Huazhu Group Ltd. ADR (a)	2,700	123,822
InterContinental Hotels Group PLC (a)	2,474	158,080
Minor International PCL NVDR (a)	43,034	39,879
Shanghai Jinjiang International Hotels Company Ltd., Class A	900	6,326
Tongcheng-Elong Holdings Ltd. (a)	18,000	43,466
Trip.com Group Ltd. ADR (a)	8,200	252,150
Whitbread PLC (a)	2,717	120,891
		839,491
Household Appliances - 0.0% *
Beijing Roborock Technology Co. Ltd. A Shares	64	7,010
Coway Company Ltd.	1,008	62,916
Ecovacs Robotics Company Ltd. A Shares	400	9,401
Electrolux AB, Class B	3,010	69,589
Haier Smart Home Company Ltd. A Shares	6,300	25,304
Haier Smart Home Company Ltd. H Shares	35,400	123,753
Hang Zhou Great Star Industrial Company Ltd., Class A (a)	1,800	7,643
Husqvarna AB B Shares	5,531	66,118
Midea Group Company Ltd. A Shares	3,900	41,988
Rinnai Corp.	462	50,596
SEB S.A.	362	50,954
		515,272
Household Products - 0.1%
Essity AB, Class B	8,019	248,867
Henkel AG & Company KGaA	1,402	120,670
Hindustan Unilever Ltd.	12,907	469,327
Kimberly-Clark de Mexico SAB de C.V., Class A	28,000	46,325
Lion Corp.	3,500	56,468
Pigeon Corp.	1,500	34,784
Reckitt Benckiser Group PLC	9,463	743,939
Unicharm Corp.	5,300	234,264
Unilever Indonesia Tbk PT	101,800	28,075
Vinda International Holdings Ltd.	3,000	8,864
		1,991,583
Human Resource & Employment Services - 0.1%
51job Inc. ADR (a)	600	41,718
Adecco Group AG	2,092	104,720
Persol Holdings Company Ltd.	2,300	57,193

See Notes to Schedule of Investments.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Randstad N.V.	1,610	$108,453
Recruit Holdings Company Ltd.	18,000	1,097,503
		1,409,587
Hypermarkets & Super Centers - 0.1%
Abdullah Al Othaim Markets Co.	496	14,890
Aeon Company Ltd.	8,575	224,871
Atacadao S.A.	9,200	29,986
Berli Jucker PCL NVDR	9,100	8,823
Carrefour S.A.	8,306	148,933
Cencosud S.A.	18,988	36,657
Coles Group Ltd.	17,548	212,979
E-MART Inc.	268	36,894
Sun Art Retail Group Ltd.	36,000	16,646
Wal-Mart de Mexico SAB de C.V.	81,586	278,499
		1,009,178
Independent Power Producers & Energy Traders - 0.0% *
B Grimm Power PCL NVDR	8,800	10,618
CGN Power Company Ltd. H Shares (c)	196,000	59,487
China National Nuclear Power Company Ltd., Class A	11,500	12,797
China Power International Development Ltd.	77,000	40,851
China Resources Power Holdings Company Ltd.	30,000	86,160
Colbun S.A.	161,668	26,155
Electricity Generating PCL NVDR	2,800	14,332
Global Power Synergy PCL NVDR	8,700	19,311
Gulf Energy Development PCL NVDR	53,700	65,546
Huaneng Power International Inc., Class H	68,000	36,483
Huaneng Power International Inc., Class A	17,600	22,470
NTPC Ltd.	75,309	143,433
Ratch Group PCL NVDR	6,100	8,134
SDIC Power Holdings Company Ltd., Class A	7,400	13,793
Shenzhen Energy Group Company Ltd., Class A	5,900	8,582
Uniper SE	1,197	49,856
		618,008
Industrial Conglomerates - 0.3%
Aboitiz Equity Ventures Inc.	20,800	19,817
Ayala Corp.	3,270	52,374
CITIC Ltd.	90,000	95,287
CJ Corp.	187	15,456
CK Hutchison Holdings Ltd.	37,000	246,832
DCC PLC	1,324	110,454
Far Eastern New Century Corp.	54,000	57,503
Fosun International Ltd.	46,000	55,902
Grupo Carso SAB de C.V.	7,900	27,190
GT Capital Holdings Inc.	1,070	10,658
HAP Seng Consolidated Bhd	11,200	21,164
Hitachi Ltd.	12,800	755,357
Industries Qatar QSC	23,202	98,454
Investment AB Latour, Class B	1,958	60,630
Jardine Matheson Holdings Ltd.	2,800	148,003
JG Summit Holdings Inc.	36,620	46,663
	Number of Shares	Fair Value
Keppel Corporation Ltd.	19,300	$73,712
KOC Holding A/S	3,897	9,922
LG Corp.	1,344	104,630
MELROSE INDUSTRIES PLC COMMON STOCK GBP.07619048	59,104	137,319
Samsung C&T Corp.	1,290	132,947
Siemens AG	10,168	1,663,848
Siemens Ltd.	1,324	37,890
Sime Darby Bhd	30,658	16,623
SK Inc.	492	109,931
SM Investments Corp.	2,720	52,790
Smiths Group PLC	5,330	102,850
The Bidvest Group Ltd.	5,263	68,564
Toshiba Corp.	5,400	226,721
Turkiye Sise ve Cam Fabrikalari AS	13,683	12,614
		4,572,105
Industrial Gases - 0.1%
Air Liquide S.A.	6,291	1,008,089
Taiyo Nippon Sanso Corp.	2,000	49,996
		1,058,085
Industrial Machinery - 0.3%
Airtac International Group	2,260	70,313
Alfa Laval AB	4,121	153,810
Atlas Copco AB, Class B	5,148	261,830
Atlas Copco AB A Shares, Class A	8,899	537,731
Daifuku Company Ltd.	1,400	130,971
FANUC Corp.	2,500	546,779
GEA Group AG	2,047	93,534
Haitian International Holdings Ltd.	9,655	29,956
Harmonic Drive Systems Inc.	500	23,919
Hiwin Technologies Corp.	3,090	34,110
Hoshizaki Corp.	700	63,508
Hyundai Heavy Industries Holdings Company Ltd.	870	47,111
Jiangsu Hengli Hydraulic Company Ltd., Class A	900	11,765
Kone Oyj B Shares	4,654	327,105
Kurita Water Industries Ltd.	1,307	62,733
Luxfer Holdings PLC	1,700	33,371
Makita Corp.	2,900	159,050
MINEBEA MITSUMI Inc.	4,900	124,479
MISUMI Group Inc.	3,700	157,036
Mitsubishi Heavy Industries Ltd.	4,300	114,925
Miura Company Ltd.	1,200	47,849
Nabtesco Corp.	1,500	56,572
NGK Insulators Ltd.	3,300	55,798
NSK Ltd.	6,500	43,935
Pentair PLC	2,300	167,049
Rational AG	69	64,850
Sandvik AB	14,920	341,095
Schindler Holding AG	800	211,676
Shenzhen Inovance Technology Company Ltd., Class A	1,950	18,976
SKF AB, Class B	5,150	121,525
SMC Corp.	800	497,876
Spirax-Sarco Engineering PLC	970	195,307
Techtronic Industries Company Ltd.	18,000	355,708
THK Company Ltd.	1,600	35,022
Wartsila Oyj Abp	6,326	75,377

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Wuxi Shangji Automation Company Ltd., Class A	500	$21,462
Yaskawa Electric Corp.	3,100	148,484
Zhejiang Sanhua Intelligent Controls Company Ltd. A Shares	1,605	5,655
		5,448,252
Industrial REITs - 0.1%
Ascendas Real Estate Investment Trust	43,000	94,793
GLP J-Reit	55	90,307
Goodman Group	21,977	337,881
Mapletree Logistics Trust	44,904	67,138
Nippon Prologis REIT Inc.	28	93,343
Segro PLC	15,830	254,470
		937,932
Insurance Brokers - 0.0% *
Willis Towers Watson PLC	1,800	418,428
Integrated Oil & Gas - 0.6%
BP PLC	268,852	1,225,445
Cenovus Energy Inc.	17,700	178,418
China Petroleum & Chemical Corp. H Shares	372,000	183,319
China Petroleum & Chemical Corp., Class A	34,000	23,335
Ecopetrol S.A.	54,990	39,440
Eni S.p.A.	33,395	445,560
Equinor ASA	13,359	340,217
Galp Energia SGPS S.A.	6,696	76,093
Gazprom PJSC ADR	93,508	924,189
Guanghui Energy Company Ltd. (a)	8,300	11,096
Imperial Oil Ltd.	3,500	110,593
LUKOIL PJSC ADR	6,551	621,815
MOL Hungarian Oil & Gas PLC	7,486	62,257
Oil & Natural Gas Corporation Ltd.	45,765	88,477
OMV AG	1,983	119,469
PetroChina Company Ltd. H Shares	320,000	149,877
PetroChina Company Ltd., Class A	25,000	23,164
Petroleo Brasileiro S.A.	58,200	300,672
Polskie Gornictwo Naftowe i Gazownictwo S.A.	23,679	38,542
PTT PCL NVDR	153,100	175,116
Repsol S.A.	19,913	260,070
Rosneft Oil Company PJSC GDR	17,718	148,394
Royal Dutch Shell PLC A Shares	54,466	1,212,133
Royal Dutch Shell PLC, Class B	49,208	1,091,051
Saudi Arabian Oil Co. (c)	34,380	329,706
Suncor Energy Inc.	19,900	412,499
Surgutneftegas PJSC ADR	9,978	49,981
TOTAL SE	33,199	1,587,666
YPF S.A. ADR (a)	2,600	12,116
		10,240,710
Integrated Telecommunication Services - 0.3%
BCE Inc.	1,147	57,447
BT Group PLC (a)	117,644	252,384
Cellnex Telecom S.A. (c)	6,744	416,590
China Tower Corp Ltd. H Shares (c)	652,000	85,204
	Number of Shares	Fair Value
Chunghwa Telecom Company Ltd.	59,071	$234,011
Deutsche Telekom AG	44,239	887,637
Elisa Oyj	1,911	118,799
Emirates Telecommunications Group Co. PJSC	26,740	174,797
Hellenic Telecommunications Organization S.A.	2,744	51,535
HKT Trust & HKT Ltd.	49,815	68,113
Indus Towers Ltd.	7,535	31,148
Infrastrutture Wireless Italiane S.p.A. (c)	4,386	48,877
Koninklijke KPN N.V.	45,425	143,015
LG Uplus Corp.	2,853	35,864
Nippon Telegraph & Telephone Corp.	17,009	470,122
Ooredoo QPSC	7,473	15,063
Orange Polska S.A. (a)	10,421	21,072
Orange S.A.	26,323	284,827
Proximus SADP	1,964	38,995
Sarana Menara Nusantara Tbk PT	425,200	39,189
Saudi Telecom Co.	9,389	317,915
Singapore Telecommunications Ltd.	108,500	195,358
Spark New Zealand Ltd.	24,534	80,655
Swisscom AG	340	195,475
Telecom Italia S.p.A.	130,382	51,007
Telefonica Brasil S.A.	8,087	63,626
Telefonica Deutschland Holding AG	13,264	37,785
Telefonica S.A.	67,937	318,965
Telekom Malaysia Bhd	21,200	28,845
Telenor ASA	9,467	159,577
Telesites SAB de C.V. (a)	23,900	20,823
Telia Company AB	35,943	147,959
Telkom Indonesia Persero Tbk PT	761,700	195,045
Telstra Corporation Ltd.	56,272	157,549
TELUS Corp.	5,834	128,207
Tower Bersama Infrastructure Tbk PT	147,900	30,476
True Corporation PCL NVDR	95,700	10,698
United Internet AG	1,263	48,882
		5,663,536
Interactive Home Entertainment - 0.2%
Beijing Kunlun Tech Company Ltd. A Shares	2,800	7,355
Bilibili Inc. ADR (a)	2,700	178,659
Capcom Company Ltd.	2,300	63,748
CD Projekt S.A.	1,120	54,084
Embracer Group AB (a)	6,870	66,198
HUYA Inc. ADR (a)	1,000	8,340
Kingsoft Corporation Ltd.	17,400	69,276
Koei Tecmo Holdings Company Ltd.	890	42,140
Konami Holdings Corp.	1,200	75,026
NCSoft Corp.	254	128,665
NetEase Inc. ADR	6,394	546,047
Netmarble Corp. (c)	395	38,989
Nexon Company Ltd.	6,600	105,668
Nintendo Company Ltd.	1,500	715,025
Pearl Abyss Corp. (a)	550	37,136
Perfect World Company Ltd. A Shares	3,300	7,691
Playtika Holding Corp. (a)	1,200	33,156
Sea Ltd. ADR (a)	900	286,857

See Notes to Schedule of Investments.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Square Enix Holdings Company Ltd.	1,100	$58,643
UbiSoft Entertainment S.A. (a)	1,236	74,053
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Ltd. A Shares	3,000	9,724
Zhejiang Century Huatong Group Company Ltd., Class A (a)	8,600	9,841
		2,616,321
Interactive Media & Services - 0.5%
Adevinta ASA (a)	3,612	61,985
Auto Trader Group PLC (c)	12,952	102,214
Autohome Inc. ADR	1,200	56,316
Baidu Inc. ADR (a)	4,400	676,500
Hello Group Inc. ADR	3,000	31,740
Info Edge India Ltd.	1,200	103,577
JOYY Inc. ADR	900	49,347
Kakaku.com Inc.	1,700	54,760
Kakao Corp.	4,897	481,611
Kuaishou Technology (a)(c)	4,900	52,296
Mail.Ru Group Ltd. GDR (a)	2,098	43,048
NAVER Corp.	1,947	631,737
REA Group Ltd.	706	79,451
Scout24 AG (c)	1,198	83,250
Seek Ltd.	4,498	98,799
Tencent Holdings Ltd.	91,875	5,484,820
Weibo Corp. ADR (a)	1,100	52,239
Yandex N.V. A Shares (a)	3,397	271,237
Yandex NV, Class A (a)	1,359	108,299
Z Holdings Corp.	35,296	225,330
		8,748,556
Internet & Direct Marketing Retail - 0.6%
Alibaba Group Holding Ltd. (a)	242,200	4,484,076
Allegro.eu S.A. (a)(c)	6,460	94,104
Americanas S.A. (a)	7,088	40,221
Baozun Inc. ADR (a)	1,200	21,036
CJ ENM Company Ltd.	201	25,470
Dada Nexus Ltd. ADR (a)	900	18,036
Delivery Hero SE (a)(c)	2,222	283,574
HelloFresh SE (a)	2,174	200,475
HengTen Networks Group Ltd. (a)	40,000	11,746
JD Health International Inc. (a)(c)	5,200	50,113
JD.com Inc. ADR (a)	13,914	1,005,147
Just Eat Takeaway.com N.V. (a)(c)	2,466	180,269
Meituan, Class B (a)(c)	64,400	2,055,740
Mercari Inc. (a)	1,500	82,679
momo.com Inc.	1,000	57,956
Naspers Ltd., Class N	3,432	567,758
OZON HOLDINGS PLC ADR (a)	500	25,225
Pinduoduo Inc. ADR (a)	7,057	639,858
Prosus N.V.	12,391	992,302
Rakuten Inc.	11,700	113,681
Start Today Company Ltd.	1,700	63,531
Vipshop Holdings Ltd. ADR (a)	7,134	79,473
Zalando SE (a)(c)	2,927	267,085
		11,359,555
Internet Services & Infrastructure - 0.1%
21Vianet Group Inc. ADR (a)	1,700	29,427
	Number of Shares	Fair Value
Chindata Group Holdings Ltd. ADR (a)	1,100	$9,251
GDS Holdings Ltd. ADR (a)	1,600	90,576
Kingsoft Cloud Holdings Ltd. ADR (a)	1,000	28,320
Shopify Inc., Class A (a)	1,499	2,034,267
Tucows Inc., Class A (a)	400	31,580
Wix.com Ltd. (a)	1,500	293,955
		2,517,376
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Company Ltd. H Shares	65,000	37,697
China Galaxy Securities Company Ltd., Class A	9,200	14,875
China International Capital Corp. Ltd. A Shares	1,200	10,629
China International Capital Corporation Ltd. H Shares (c)	26,000	67,968
China Merchants Securities Company Ltd., Class A	5,100	14,395
CITIC Securities Company Ltd. H Shares	35,500	89,997
CITIC Securities Company Ltd., Class A	12,100	47,196
CSC Financial Company Ltd. A Shares	4,000	19,050
Daiwa Securities Group Inc.	19,400	112,794
Everbright Securities Company Ltd., Class A	3,600	8,616
Founder Securities Company Ltd. A Shares	7,100	8,977
Futu Holdings Ltd. ADR (a)	700	63,714
GF Securities Company Ltd. H Shares	14,200	24,763
GF Securities Company Ltd., Class A	7,000	22,606
Guosen Securities Company Ltd., Class A	6,800	12,414
Guotai Junan Securities Company Ltd., Class A	8,600	23,668
Haitong Securities Company Ltd. H Shares	36,400	33,183
Haitong Securities Company Ltd. A Shares	11,500	21,568
Huatai Securities Company Ltd H Shares (c)	19,400	29,898
Huatai Securities Company Ltd. A Shares	10,700	28,083
Industrial Securities Company Ltd., Class A	7,500	11,382
Korea Investment Holdings Company Ltd.	762	54,759
Meritz Securities Company Ltd.	3,415	14,153
NH Investment & Securities Company Ltd.	2,645	28,482
Nomura Holdings Inc.	40,400	198,668
Orient Securities Company Ltd., Class A	6,400	14,939
Samsung Securities Company Ltd.	803	32,077
SBI Holdings Inc.	3,300	80,622
SDIC Capital Company Ltd.	7,900	10,727
Shenwan Hongyuan Group Company Ltd., Class A	26,200	22,253
Up Fintech Holding Ltd. ADR (a)	1,400	14,826
Zheshang Securities Company Ltd. A Shares (a)	4,800	9,237

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Zhongtai Securities Company Ltd.	7,200	$10,604
		1,194,820
IT Consulting & Other Services - 0.5%
Accenture PLC, Class A	9,106	2,913,192
Atos SE	1,320	70,157
Bechtle AG	1,101	75,342
Capgemini SE	2,123	440,489
CGI Inc. (a)	2,900	246,289
Chinasoft International Ltd. (a)	44,000	77,709
Fujitsu Ltd.	2,600	468,668
Globant S.A. (a)	1,200	337,212
HCL Technologies Ltd.	16,848	288,967
Infosys Ltd.	54,456	1,220,916
Itochu Techno-Solutions Corp.	1,232	39,908
Larsen & Toubro Infotech Ltd. (c)	814	62,942
NEC Corp.	3,340	180,544
Nomura Research Institute Ltd.	4,560	167,190
NTT Data Corp.	8,500	163,928
Obic Company Ltd.	900	170,713
Otsuka Corp.	1,500	76,941
Samsung SDS Company Ltd.	630	84,529
SCSK Corp.	2,400	50,634
Tata Consultancy Services Ltd.	14,597	739,750
Tech Mahindra Ltd.	9,651	178,679
TIS Inc.	3,000	81,677
Wipro Ltd.	21,031	178,646
		8,315,022
Leisure Facilities - 0.0% *
Oriental Land Company Ltd.	2,600	419,561
Shenzhen Overseas Chinese Town Company Ltd., Class A	7,300	8,430
Songcheng Performance Development Company Ltd. A Shares	2,387	5,184
		433,175
Leisure Products - 0.0% *
Bandai Namco Holdings Inc.	2,600	194,971
Giant Manufacturing Company Ltd.	5,000	56,690
HLB Inc. (a)	1,483	70,345
Shimano Inc.	1,000	291,454
Yamaha Corp.	1,800	112,939
		726,399
Life & Health Insurance - 0.5%
Aegon N.V.	24,988	129,051
AIA Group Ltd.	160,800	1,849,908
Athene Holding Ltd., Class A (a)	1,668	114,875
Bupa Arabia for Cooperative Insurance Co.	784	31,187
Cathay Financial Holding Company Ltd.	123,000	253,599
China Development Financial Holding Corp.	243,000	122,891
China Life Insurance Company Ltd.	35,000	36,272
China Life Insurance Company Ltd. H Shares	115,000	188,054
China Life Insurance Company Ltd., Class A	3,900	17,941
	Number of Shares	Fair Value
China Taiping Insurance Holdings Company Ltd.	29,800	$45,091
CNP Assurances	2,193	34,630
Dai-ichi Life Holdings Inc.	13,400	292,337
Discovery Ltd. (a)	7,879	72,058
Fubon Financial Holding Company Ltd.	121,400	331,766
Great-West Lifeco Inc.	3,781	115,025
HDFC Life Insurance Company Ltd. (c)	12,561	121,962
iA Financial Corporation Inc.	1,398	79,299
ICICI Prudential Life Insurance Company Ltd. (c)	4,609	41,610
Japan Post Holdings Company Ltd.	20,700	173,561
Japan Post Insurance Company Ltd.	3,500	63,324
Legal & General Group PLC	78,766	296,139
Manulife Financial Corp.	25,700	494,586
Medibank Private Ltd.	36,773	93,812
New China Life Insurance Company Ltd. H Shares	16,200	47,696
New China Life Insurance Company Ltd., Class A	1,600	9,911
NN Group N.V.	3,548	185,948
Old Mutual Ltd.	85,493	94,159
Phoenix Group Holdings PLC	9,398	81,305
Ping An Insurance Group Company of China Ltd. H Shares	100,000	683,937
Ping An Insurance Group Company of China Ltd., Class A	10,100	75,411
Poste Italiane S.p.A. (c)	7,002	96,201
Power Corporation of Canada	7,680	253,100
Prudential PLC	34,684	673,532
Rand Merchant Investment Holdings Ltd.	9,249	23,115
Samsung Life Insurance Company Ltd.	1,270	77,911
Sanlam Ltd.	34,078	144,783
SBI Life Insurance Company Ltd. (c)	6,991	114,374
Shin Kong Financial Holding Company Ltd.	211,263	70,198
Sun Life Financial Inc.	7,790	400,922
Swiss Life Holding AG	421	211,924
T&D Holdings Inc.	7,200	98,521
		8,341,926
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd.	2,019	130,357
Eurofins Scientific SE	1,760	226,086
Genscript Biotech Corp. (a)	20,000	76,757
Hangzhou Tigermed Consulting Company Ltd., Class A	500	13,464
Hangzhou Tigermed Consulting Company Ltd. H Shares (c)	2,300	48,636
Joinn Laboratories China Company Ltd., Class A	560	13,692
Lonza Group AG	988	740,393
Pharmaron Beijing Company Ltd. H Shares (c)	2,500	59,640
Pharmaron Beijing Company Ltd. A Shares	800	26,659
QIAGEN N.V. (a)	6,094	315,625
Samsung Biologics Company Ltd. (a)(c)	256	187,851
Sartorius Stedim Biotech	364	203,510

See Notes to Schedule of Investments.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
WuXi AppTec Company Ltd. H Shares (c)	5,308	$123,569
WuXi AppTec Company Ltd. A Shares	2,820	66,575
Wuxi Biologics Cayman Inc. (a)(c)	57,500	932,666
		3,165,480
Managed Healthcare - 0.0% *
Hapvida Participacoes e Investimentos S.A. (c)	20,335	50,717
Notre Dame Intermedica Participacoes S.A.	9,300	127,342
Triple-S Management Corp. B Shares (a)	1,390	49,164
		227,223
Marine - 0.1%
AP Moller - Maersk A/S, Class B	76	205,864
AP Moller - Maersk A/S, Class A	43	110,880
COSCO SHIPPING Holdings Company Ltd. H Shares (a)	49,682	75,389
COSCO SHIPPING Holdings Company Ltd., Class A (a)	13,910	36,810
Costamare Inc.	2,856	44,239
Evergreen Marine Corporation Taiwan Ltd.	41,000	182,145
Hyundai Merchant Marine Company Ltd. (a)	3,939	111,104
Kuehne + Nagel International AG	717	244,548
MISC Bhd	31,275	51,392
Nippon Yusen KK	2,200	164,429
Pan Ocean Company Ltd.	4,976	31,237
Safe Bulkers Inc. (a)	4,400	22,748
SITC International Holdings Co. Ltd.	19,000	67,609
Wan Hai Lines Ltd.	8,800	63,609
Yang Ming Marine Transport Corp. (a)	25,000	105,305
		1,517,308
Marine Ports & Services - 0.0% *
Adani Ports & Special Economic Zone Ltd.	9,202	91,117
China Merchants Port Holdings Company Ltd.	28,000	47,880
COSCO SHIPPING Ports Ltd.	32,000	27,638
International Container Terminal Services Inc.	10,850	41,477
Shanghai International Port Group Company Ltd., Class A	13,900	13,086
Westports Holdings Bhd	30,688	32,986
		254,184
Metal & Glass Containers - 0.0% *
CCL Industries Inc., Class B	2,000	103,564
Motorcycle Manufacturers - 0.0% *
Bajaj Auto Ltd.	983	50,646
Eicher Motors Ltd.	2,476	92,620
Hero MotoCorp Ltd.	2,141	81,646
Yadea Group Holdings Ltd. (c)	16,000	26,134
Yamaha Motor Company Ltd.	3,800	105,526
		356,572
	Number of Shares	Fair Value
Movies & Entertainment - 0.1%
Alibaba Pictures Group Ltd. (a)	140,000	$15,795
Beijing Enlight Media Company Ltd., Class A	5,600	8,596
Bollore S.A.	11,741	67,837
Eros STX Global Corp. (a)	9,900	9,103
HYBE Company Ltd. (a)	248	61,886
IMAX Corp. (a)	2,200	41,756
iQIYI Inc. ADR (a)	5,200	41,756
Mango Excellent Media Company Ltd., Class A	1,600	10,801
Spotify Technology S.A. (a)	2,000	450,680
Tencent Music Entertainment Group ADR (a)	10,400	75,400
Toho Company Ltd.	1,500	70,489
Universal Music Group N.V. (a)	9,743	261,006
		1,115,105
Multi-Line Insurance - 0.3%
Ageas	2,363	117,077
Allianz SE	5,476	1,227,509
Assicurazioni Generali S.p.A.	14,610	309,588
Aviva PLC	51,840	274,939
AXA S.A.	25,665	711,629
Baloise Holding AG	621	94,109
BB Seguridade Participacoes S.A.	11,103	40,651
China Pacific Insurance Group Company Ltd. H Shares	40,889	121,416
China Pacific Insurance Group Company Ltd., Class A	5,500	23,004
Fairfax Financial Holdings Ltd.	365	147,317
Gjensidige Forsikring ASA	2,550	56,559
Powszechny Zaklad Ubezpieczen S.A.	10,923	100,075
Sampo Oyj, Class A	6,826	337,658
The Co. for Cooperative Insurance	1,160	26,752
Zurich Insurance Group AG	1,997	815,826
		4,404,109
Multi-Sector Holdings - 0.1%
Eurazeo S.E.	513	48,094
EXOR N.V.	1,461	122,667
Groupe Bruxelles Lambert S.A.	1,481	162,988
Industrivarden AB A Shares	1,660	53,067
Industrivarden AB, Class C	2,115	65,388
Investor AB, B Shares	24,137	519,398
Kinnevik AB, Class B (a)	3,455	121,539
L E Lundbergforetagen AB, Class B	967	53,103
Metro Pacific Investments Corp.	108,000	7,700
Remgro Ltd.	9,612	86,792
Sofina S.A.	205	81,497
Wendel S.A.	350	48,386
		1,370,619
Multi-Utilities - 0.1%
AGL Energy Ltd.	10,194	42,063
Algonquin Power & Utilities Corp.	8,095	118,660
Atco Ltd., Class I	1,000	32,072
Canadian Utilities Ltd.	2,000	53,882
E.ON SE	29,686	362,526
Engie S.A.	24,998	327,223
National Grid PLC	47,124	561,912

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Qatar Electricity & Water Co. QSC	4,143	$19,264
RWE AG	8,789	310,134
Suez S.A.	4,643	105,925
Veolia Environnement S.A.	7,191	219,841
		2,153,502
Office REITs - 0.0% *
City Office REIT Inc.	2,600	46,436
Covivio	664	55,830
Dexus	14,609	112,346
Japan Real Estate Investment Corp.	17	101,714
Nippon Building Fund Inc.	20	129,610
Orix JREIT Inc.	35	60,760
		506,696
Office Services & Supplies - 0.0% *
Shanghai M&G Stationery Inc., Class A	1,000	10,523
Oil & Gas Drilling - 0.0% *
China Oilfield Services Ltd. H Shares	22,000	20,820
Oil & Gas Equipment & Services - 0.0% *
Dialog Group Bhd	72,600	41,343
Offshore Oil Engineering Company Ltd., Class A	14,500	10,671
Tenaris S.A.	6,241	65,684
Yantai Jereh Oilfield Services Group Company Ltd., Class A	1,900	14,124
		131,822
Oil & Gas Exploration & Production - 0.1%
Canadian Natural Resources Ltd.	15,700	573,917
Inpex Corp.	13,700	106,405
Lundin Petroleum AB	2,679	99,514
Novatek PJSC GDR	1,424	372,838
Oil Search Ltd.	26,098	81,149
PTT Exploration & Production PCL NVDR	25,200	86,812
Santos Ltd.	25,331	129,639
Tatneft PJSC ADR	3,602	156,370
Woodside Petroleum Ltd.	12,662	216,332
		1,822,976
Oil & Gas Refining & Marketing - 0.2%
Ampol Ltd.	3,161	63,033
Bharat Petroleum Corporation Ltd.	15,393	89,249
Cosan S.A.	16,336	68,895
Empresas COPEC S.A.	4,928	40,834
ENEOS Holdings Inc.	41,600	168,570
Formosa Petrochemical Corp.	21,000	74,364
GS Holdings Corp.	866	32,328
Hindustan Petroleum Corporation Ltd.	12,314	49,640
Idemitsu Kosan Company Ltd.	2,700	70,850
Indian Oil Corporation Ltd.	34,574	58,020
Neste Oyj	5,591	315,565
Parkland Corp.	2,300	64,615
Petronas Dagangan Bhd	2,000	9,109
Polski Koncern Naftowy ORLEN S.A.	5,411	111,649
Qatar Fuel QSC	8,983	44,261
	Number of Shares	Fair Value
Rabigh Refining & Petrochemical Co. (a)	4,509	$33,458
Reliance Industries Ltd.	45,557	1,541,867
SK Innovation Company Ltd. (a)	780	171,725
S-Oil Corp.	819	75,222
Thai Oil PCL NVDR	14,900	22,789
Tupras Turkiye Petrol Rafinerileri A/S (a)	2,355	30,654
		3,136,697
Oil & Gas Storage & Transportation - 0.1%
China Merchants Energy Shipping Company Ltd., Class A	15,120	12,924
DHT Holdings Inc.	6,528	42,628
Enbridge Inc.	26,900	1,071,456
Frontline Ltd.	5,500	51,535
Golar LNG Ltd. (a)	5,017	65,070
Inter Pipeline Ltd.	1,500	23,622
Keyera Corp.	2,900	72,955
Koninklijke Vopak N.V.	895	35,283
Nordic American Tankers Ltd.	8,800	22,528
Pembina Pipeline Corp.	7,200	228,188
Petronet LNG Ltd.	9,742	31,218
Qatar Gas Transport Company Ltd.	29,709	25,246
Scorpio Tankers Inc.	2,247	41,659
SFL Corporation Ltd.	5,600	46,928
TC Energy Corp.	13,000	625,552
Teekay Corp. (a)	1,700	6,222
Teekay Tankers Ltd., Class A (a)	1,500	21,795
Ultrapar Participacoes S.A.	13,300	35,978
		2,460,787
Other Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	593	141,758
FirstRand Ltd.	78,827	337,995
M&G PLC	34,991	95,670
ORIX Corp.	16,700	311,698
Yuanta Financial Holding Company Ltd.	151,000	133,226
		1,020,347
Packaged Foods & Meats - 0.5%
a2 Milk Company Ltd. (a)	9,604	42,495
Adecoagro SA (a)	1,000	9,030
Ajinomoto Company Inc.	6,100	179,801
Almarai Co. JSC	4,547	70,221
Associated British Foods PLC	4,818	120,018
Barry Callebaut AG	48	108,762
BRF S.A. (a)	11,900	59,163
Britannia Industries Ltd.	1,684	89,418
Charoen Pokphand Foods PCL NVDR	70,900	53,816
China Feihe Ltd. (c)	55,568	93,661
China Huishan Dairy Holdings Company Ltd. (d)	55,000	—
China Mengniu Dairy Company Ltd. (a)	49,000	315,552
Chocoladefabriken Lindt & Spruengli AG	15	274,192
CJ CheilJedang Corp.	117	40,256
Dali Foods Group Company Ltd. (c)	20,617	12,448
Danone S.A.	8,659	590,658

See Notes to Schedule of Investments.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Foshan Haitian Flavouring & Food Company Ltd., Class A	3,840	$65,195
Gruma SAB de CV, Class B	2,925	33,643
Grupo Bimbo SAB de CV	22,581	63,793
Guangdong Haid Group Company Ltd., Class A	1,800	18,768
Henan Shuanghui Investment & Development Company Ltd., Class A	5,885	24,706
Indofood CBP Sukses Makmur Tbk PT	44,100	25,683
Indofood Sukses Makmur Tbk PT	55,136	24,393
Inner Mongolia Yili Industrial Group Company Ltd., Class A	6,500	37,911
JBS S.A.	16,200	110,212
JDE Peet's N.V.	948	28,346
Kerry Group PLC, Class A	2,100	282,320
Kikkoman Corp.	2,000	162,337
MEIJI Holdings Company Ltd.	1,600	103,184
Mowi ASA	5,948	151,336
Muyuan Foods Company Ltd. A Shares	5,820	46,386
Nestle India Ltd.	511	133,513
Nestle Malaysia Bhd	939	29,787
Nestle S.A.	38,327	4,613,566
NH Foods Ltd.	1,230	46,334
Nisshin Seifun Group Inc.	2,500	41,323
Nissin Foods Holdings Company Ltd.	800	64,035
Orion Corp.	437	43,061
Orkla ASA	10,076	92,612
PPB Group Bhd	8,687	38,097
QL Resources Bhd	12,588	16,177
Saputo Inc.	3,300	83,903
Tata Consumer Products Ltd.	9,304	101,679
Thai Union Group PCL NVDR	53,200	34,120
The Savola Group	4,793	47,921
Tiger Brands Ltd.	2,152	26,787
Tingyi Cayman Islands Holding Corp.	36,000	66,935
Toyo Suisan Kaisha Ltd.	1,190	52,561
Uni-President China Holdings Ltd.	24,000	22,781
Uni-President Enterprises Corp.	75,000	183,236
Universal Robina Corp.	12,120	32,290
Want Want China Holdings Ltd.	89,000	67,202
Wens Foodstuffs Group Company Ltd., Class A	3,800	8,505
WH Group Ltd. (c)	82,666	58,862
Yakult Honsha Company Ltd.	1,700	85,840
Yihai International Holding Ltd. (a)	7,364	41,038
Yihai Kerry Arawana Holdings Company Ltd., Class A	1,000	10,707
		9,280,576
Paper Packaging - 0.0% *
Amcor PLC	21,600	250,344
Klabin S.A. (a)	13,000	57,760
SCG Packaging PCL NVDR	23,700	42,112
Smurfit Kappa Group PLC	3,229	170,090
Yunnan Energy New Material Company Ltd., Class A	1,000	43,315
		563,621
	Number of Shares	Fair Value
Paper Products - 0.1%
Empresas CMPC S.A.	9,056	$17,013
Indah Kiat Pulp & Paper Corp. Tbk PT	33,200	19,739
Lee & Man Paper Manufacturing Ltd.	34,310	25,078
Mondi PLC	6,364	156,066
Nine Dragons Paper Holdings Ltd.	25,310	30,894
Oji Holdings Corp.	10,700	53,779
Stora Enso Oyj R Shares	7,852	130,854
Suzano Papel e Celulose S.A. (a)	13,500	135,077
UPM-Kymmene Oyj	7,036	249,163
		817,663
Personal Products - 0.3%
Amorepacific Corp.	499	74,640
AMOREPACIFIC Group	542	22,264
Beiersdorf AG	1,320	142,502
By-health Co. Ltd.	2,900	12,694
Colgate-Palmolive India Ltd.	1,632	36,616
Dabur India Ltd.	11,207	92,994
Godrej Consumer Products Ltd. (a)	5,559	76,894
Hengan International Group Company Ltd.	9,480	50,553
Kao Corp.	6,400	379,931
Kobayashi Pharmaceutical Company Ltd.	800	63,267
Kose Corp.	500	59,647
LG Household & Health Care Ltd.	144	162,349
L'Oreal S.A.	3,353	1,388,203
Marico Ltd.	9,410	69,434
Natura & Co. Holding S.A. (a)	13,600	113,739
Pola Orbis Holdings Inc.	1,200	27,552
Proya Cosmetics Co. Ltd.	500	13,397
Shiseido Company Ltd.	5,300	355,316
Unilever PLC	34,826	1,886,751
		5,028,743
Pharmaceuticals - 1.1%
Aspen Pharmacare Holdings Ltd.	7,038	126,740
Astellas Pharma Inc.	24,600	403,877
AstraZeneca PLC	20,598	2,484,175
Asymchem Laboratories Tianjin Company Ltd. A Shares	166	11,443
Aurobindo Pharma Ltd.	5,921	57,598
Bayer AG	13,030	707,576
Betta Pharmaceuticals Company Ltd., Class A	600	8,674
Canopy Growth Corp. (a)	3,500	48,486
CanSino Biologics Inc. H Shares (a)(c)	1,545	54,647
CanSino Biologics Inc. A Shares (a)	114	5,993
Celltrion Pharm Inc. (a)	210	25,709
Changchun High & New Technology Industry Group Inc., Class A	300	12,721
China Medical System Holdings Ltd.	25,000	45,562
China Resources Pharmaceutical Group Ltd. (c)	15,500	7,608

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
China Traditional Chinese Medicine Holdings Company Ltd.	52,000	$26,278
Chugai Pharmaceutical Company Ltd.	8,900	324,868
Cipla Ltd.	7,516	99,371
CSPC Pharmaceutical Group Ltd.	138,000	164,683
Daiichi Sankyo Company Ltd.	23,200	615,135
Dong-E-E-Jiao Company Ltd. A Shares	1,800	9,753
Dr Reddy's Laboratories Ltd.	1,808	118,605
Eisai Company Ltd.	3,200	239,102
Endo International PLC (a)	10,800	34,992
GlaxoSmithKline PLC	66,840	1,262,372
Hanmi Pharm Company Ltd.	77	17,781
Hansoh Pharmaceutical Group Company Ltd. (c)	22,000	55,690
Hikma Pharmaceuticals PLC	2,293	75,484
Hisamitsu Pharmaceutical Company Inc.	900	33,955
Humanwell Healthcare Group Company Ltd., Class A	5,000	15,618
Hutchison China MediTech Ltd. ADR (a)	1,600	58,576
Hypera S.A.	7,000	41,289
Ipca Laboratories Ltd.	1,296	41,946
Ipsen S.A.	494	47,098
Jazz Pharmaceuticals PLC (a)	800	104,168
Jiangsu Hengrui Medicine Company Ltd., Class A	7,020	54,572
Kalbe Farma Tbk PT	254,200	25,331
Kyowa Hakko Kirin Company Ltd.	3,600	129,455
Lupin Ltd.	4,137	52,808
Merck KGaA	1,709	370,087
Nippon Shinyaku Company Ltd.	600	49,749
Novartis AG	29,523	2,418,525
Novo Nordisk A/S B Shares	22,389	2,159,376
Oneness Biotech Company Ltd. (a)	3,000	19,815
Ono Pharmaceutical Company Ltd.	5,000	113,732
Orion Oyj, Class B	1,349	53,436
Otsuka Holdings Company Ltd.	5,100	217,542
Perrigo Company PLC	2,100	99,393
Recordati Industria Chimica e Farmaceutica SpA	1,388	80,490
Richter Gedeon Nyrt	2,006	54,915
Roche Holding AG	9,765	3,579,564
Sanofi	15,077	1,452,124
Santen Pharmaceutical Company Ltd.	4,800	67,338
Shanghai Fosun Pharmaceutical Group Company Ltd. H Shares	7,500	38,395
Shanghai Fosun Pharmaceutical Group Company Ltd., Class A	3,000	24,182
Shin Poong Pharmaceutical Company Ltd.	540	25,720
Shionogi & Company Ltd.	3,600	245,728
Sino Biopharmaceutical Ltd.	158,000	131,100
SK Biopharmaceuticals Company Ltd. (a)	502	42,859
SSY Group Ltd.	18,000	9,694
Sumitomo Dainippon Pharma Company Ltd.	2,300	41,007
	Number of Shares	Fair Value
Sun Pharmaceutical Industries Ltd.	12,777	$140,606
Taisho Pharmaceutical Holdings Company Ltd.	600	34,885
Takeda Pharmaceutical Company Ltd.	20,900	687,610
Teva Pharmaceutical Industries Ltd. ADR (a)	14,800	144,152
Theravance Biopharma Inc. (a)	2,800	20,720
Torrent Pharmaceuticals Ltd.	941	38,990
UCB S.A.	1,660	185,979
Vifor Pharma AG	653	84,558
Yuhan Corp.	900	46,469
Yunnan Baiyao Group Company Ltd. A Shares	1,000	15,125
Zhangzhou Pientzehuang Pharmaceutical Company Ltd., Class A	500	29,238
Zhejiang Huahai Pharmaceutical Company Ltd., Class A	2,600	7,122
Zhejiang NHU Company Ltd. A Shares	2,160	8,945
		20,388,909
Precious Metals & Minerals - 0.0% *
Alrosa PJSC (a)	46,308	84,529
Anglo American Platinum Ltd.	958	83,059
Impala Platinum Holdings Ltd.	12,243	138,103
Industrias Penoles SAB de C.V. (a)	2,600	30,791
Northam Platinum Holdings Ltd. (a)	6,455	76,937
Sibanye Stillwater Ltd.	43,185	131,281
		544,700
Property & Casualty Insurance - 0.2%
Admiral Group PLC	2,591	108,337
Argo Group International Holdings Ltd.	1,600	83,552
Chubb Ltd.	6,208	1,076,964
DB Insurance Company Ltd.	852	45,585
Direct Line Insurance Group PLC	18,027	70,392
ICICI Lombard General Insurance Company Ltd. (c)	4,039	86,266
Insurance Australia Group Ltd.	33,238	115,980
Intact Financial Corp.	2,317	306,312
James River Group Holdings Ltd.	2,178	82,176
MS&AD Insurance Group Holdings Inc.	5,900	196,840
People's Insurance Company Group of China Ltd H Shares	111,000	34,443
PICC Property & Casualty Company Ltd. H Shares	108,000	104,767
QBE Insurance Group Ltd.	19,979	164,454
Samsung Fire & Marine Insurance Company Ltd.	478	94,451
Sompo Holdings Inc.	4,200	181,760
Suncorp Group Ltd.	17,302	153,722
The People's Insurance Company Group of China Ltd., Class A	10,900	8,529
Tokio Marine Holdings Inc.	8,300	443,805
Tryg A/S	4,839	109,761
ZhongAn Online P&C Insurance Company Ltd. H Shares (a)(c)	9,100	37,260
		3,505,356

See Notes to Schedule of Investments.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Publishing - 0.0% *
China Literature Ltd. (a)(c)	7,400	$56,158
Pearson PLC	10,142	97,333
Schibsted ASA, Class A	952	45,254
Schibsted ASA A Shares	1,517	64,613
		263,358
Railroads - 0.2% *
Aurizon Holdings Ltd.	24,595	66,534
Beijing-Shanghai High Speed Railway Company Ltd., Class A	45,600	33,562
BTS Group Holdings PCL NVDR	97,600	27,049
Canadian National Railway Co.	9,400	1,089,105
Canadian Pacific Railway Ltd.	8,800	574,534
Central Japan Railway Co.	1,900	302,524
Container Corporation of India Ltd.	3,216	30,357
East Japan Railway Co.	4,000	281,983
Hankyu Hanshin Holdings Inc.	3,100	97,323
Keio Corp.	1,400	74,693
Keisei Electric Railway Company Ltd.	2,000	66,084
Kintetsu Group Holdings Company Ltd. (a)	2,300	77,153
MTR Corporation Ltd.	21,000	113,020
Odakyu Electric Railway Company Ltd.	4,000	92,348
Rumo S.A. (a)	23,500	72,412
Tobu Railway Company Ltd.	2,400	64,460
Tokyu Corp.	6,700	99,202
West Japan Railway Co.	2,200	110,310
		3,272,653
Real Estate Development - 0.1%
Agile Group Holdings Ltd.	16,000	14,922
China Aoyuan Group Ltd.	23,000	12,124
China Evergrande Group	37,000	13,979
China Jinmao Holdings Group Ltd.	106,000	38,091
China Merchants Shekou Industrial Zone Holdings Company Ltd., Class A	9,300	18,599
China Overseas Land & Investment Ltd.	58,000	131,260
China Resources Land Ltd.	50,000	210,432
China Vanke Company Ltd. H Shares	30,800	84,217
China Vanke Company Ltd. A Shares	10,500	34,565
CIFI Holdings Group Company Ltd.	60,000	40,732
CK Asset Holdings Ltd.	26,086	150,510
Country Garden Holdings Company Ltd.	120,000	123,733
Dar Al Arkan Real Estate Development Co. (a)	4,187	11,454
Emaar Economic City (a)	4,029	14,287
Emaar Properties PJSC	63,855	70,577
Greentown China Holdings Ltd.	8,000	12,065
Guangzhou R&F Properties Company Ltd. H Shares	22,400	17,236
Henderson Land Development Company Ltd.	19,000	72,550
Hopson Development Holdings Ltd.	10,200	36,318
Kaisa Group Holdings Ltd.	21,714	5,908
KWG Group Holdings Ltd.	19,936	19,444
	Number of Shares	Fair Value
Land & Houses PCL NVDR	105,731	$24,711
Logan Group Company Ltd	18,000	18,784
Longfor Group Holdings Ltd. (c)	28,468	130,073
Poly Developments & Holdings Group Company Ltd., Class A	12,800	27,744
Powerlong Real Estate Holdings Ltd.	28,000	21,106
Ruentex Development Company Ltd.	14,000	28,687
Seazen Group Ltd. (a)	40,000	31,929
Seazen Holdings Company Ltd. A Shares	1,400	8,084
Shimao Group Holdings Ltd.	24,102	44,174
Sino Land Company Ltd.	50,000	67,265
Sunac China Holdings Ltd.	40,000	85,259
Yuexiu Property Company Ltd.	18,063	16,924
Zhenro Properties Group Ltd.	26,000	14,195
		1,651,938
Real Estate Operating Companies - 0.1%
A-Living Smart City Services Company Ltd. H Shares (c)	10,055	35,708
Aroundtown S.A.	13,423	92,518
Azrieli Group Ltd.	548	49,297
Cencosud Shopping S.A.	5,140	6,012
Central Pattana PCL NVDR	27,300	42,546
China Resources Mixc Lifestyle Services Ltd. (c)	9,600	52,813
CIFI Ever Sunshine Services Group Ltd.	14,000	27,984
Country Garden Services Holdings Company Ltd.	24,715	195,296
Deutsche Wohnen SE	4,509	275,844
Fastighets AB Balder, Class B (a)	1,407	84,612
Greentown Service Group Company Ltd.	20,000	21,698
Hongkong Land Holdings Ltd.	15,500	74,038
Hulic Company Ltd.	3,500	38,880
LEG Immobilien SE	1,010	142,740
Mabanee Co. KPSC	7,558	19,266
NEPI Rockcastle PLC	7,796	54,170
Poly Property Services Company Ltd. H Shares	1,600	9,558
Shimao Services Holdings Ltd. (c)	11,000	22,743
SM Prime Holdings Inc.	182,200	116,514
Sunac Services Holdings Ltd. (a)(c)	11,000	22,636
Swire Properties Ltd.	15,200	38,114
Swiss Prime Site AG	1,019	99,441
Vonovia SE	7,234	435,122
Wharf Real Estate Investment Company Ltd.	24,000	123,309
		2,080,859
Real Estate Services - 0.0% *
China Overseas Property Holdings Ltd.	15,000	12,421
FirstService Corp.	500	90,382
KE Holdings Inc. ADR (a)	5,700	104,082
		206,885
Regional Banks - 0.0% *
Bandhan Bank Ltd. (c)	8,880	33,627
Bank of Hangzhou Company Ltd. A Shares	5,547	12,760

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Bank of Jiangsu Company Ltd., Class A	17,200	$15,439
Bank of Nanjing Company Ltd., Class A	11,600	16,204
Bank of Ningbo Company Ltd. A Shares	4,415	23,968
Banque Cantonale Vaudoise	382	29,016
Chongqing Rural Commercial Bank Company Ltd. H Shares	29,378	10,679
Concordia Financial Group Ltd.	14,400	56,544
First Bancorp	10,700	140,705
OFG Bancorp	3,200	80,704
Popular Inc.	1,200	93,204
Resona Holdings Inc.	28,700	114,512
The Chiba Bank Ltd.	6,900	44,601
The Shizuoka Bank Ltd.	5,900	48,354
		720,317
Reinsurance - 0.1%
Enstar Group Ltd. (a)	650	152,575
Everest Re Group Ltd.	600	150,468
Greenlight Capital Re Ltd. (a)	2,000	14,780
Hannover Rueck SE	814	141,824
Maiden Holdings Ltd. (a)	6,100	19,276
Muenchener Rueckversicherungs-Gesellschaft AG	1,856	506,708
RenaissanceRe Holdings Ltd.	600	83,640
SCOR SE	2,103	60,589
SiriusPoint Ltd. (a)	4,900	45,374
Swiss Re AG	3,985	339,792
		1,515,026
Renewable Electricity - 0.0% *
Adani Green Energy Ltd. (a)	6,087	93,904
China Longyuan Power Group Corporation Ltd. H Shares	53,000	130,052
China Yangtze Power Company Ltd. A Shares	24,800	84,363
EDP Renovaveis SA	3,845	95,451
Energy Absolute PCL NVDR	27,400	49,312
Engie Brasil Energia S.A.	3,233	22,226
Meridian Energy Ltd.	16,932	57,219
Northland Power Inc.	2,984	93,747
		626,274
Research & Consulting Services - 0.2%
Bureau Veritas S.A.	3,957	122,181
Clarivate PLC (a)	5,800	127,020
Experian PLC	12,234	512,845
IHS Markit Ltd.	5,300	618,086
Intertek Group PLC	2,184	146,141
Nihon M&A Center Inc.	4,100	120,092
RELX PLC	25,648	738,830
SGS S.A.	80	232,642
Teleperformance	804	316,405
Thomson Reuters Corp.	2,318	256,255
Wolters Kluwer N.V.	3,538	375,210
		3,565,707
Residential REITs - 0.0% *
Canadian Apartment Properties REIT	1,100	51,325
Restaurants - 0.1%
Compass Group PLC (a)	23,618	483,357
	Number of Shares	Fair Value
Domino's Pizza Enterprises Ltd.	798	$91,198
Haidilao International Holding Ltd. (c)	19,000	72,785
Jiumaojiu International Holdings Ltd. (c)	10,000	30,119
Jollibee Foods Corp.	4,260	17,120
Jubilant Foodworks Ltd.	1,443	78,356
McDonald's Holdings Company Japan Ltd.	1,200	56,472
Restaurant Brands International Inc.	3,600	220,516
Sodexo SA (a)	1,189	103,967
Yum China Holdings Inc.	12,600	732,186
		1,886,076
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	66,059	98,380
Japan Retail Fund Investment Corp.	94	90,033
Klepierre S.A. (a)	2,749	61,509
Link REIT	27,400	234,635
Mapletree Commercial Trust	27,946	42,358
RioCan Real Estate Investment Trust	2,000	34,163
Scentre Group	70,134	149,147
Unibail-Rodamco-Westfield (a)	1,684	124,008
Vicinity Centres	51,270	60,563
		894,796
Security & Alarm Services - 0.0% *
S-1 Corp.	184	12,992
Secom Company Ltd.	2,900	209,225
Securitas AB, Class B	4,187	66,314
Sohgo Security Services Company Ltd.	900	40,360
		328,891
Semiconductor Equipment - 0.4%
Advanced Micro-Fabrication Equipment Inc. China A Shares (a)	339	7,921
Advantest Corp.	2,600	231,103
ASM International N.V.	624	244,496
ASML Holding N.V.	5,581	4,171,492
Daqo New Energy Corp. ADR (a)	1,000	57,000
Disco Corp.	400	111,754
Globalwafers Company Ltd.	3,000	84,630
Hangzhou First Applied Material Company Ltd., Class A	700	13,648
Kulicke & Soffa Industries Inc.	3,200	186,496
Lasertec Corp.	1,000	227,086
NAURA Technology Group Company Ltd., Class A	500	28,073
Shenzhen SC New Energy Technology Corp., Class A	100	2,136
SUMCO Corp.	3,700	73,632
Tianjin Zhonghuan Semiconductor Company Ltd., Class A	2,300	16,272
Tokyo Electron Ltd.	2,000	881,340
Xinyi Solar Holdings Ltd.	73,985	151,456
Zhejiang Jingsheng Mechanical & Electrical Company Ltd., Class A	1,400	13,902
		6,502,437

See Notes to Schedule of Investments.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Semiconductors - 0.8%
ASE Technology Holding Company Ltd.	51,000	$197,309
Flat Glass Group Company Ltd. H Shares	7,000	32,755
Flat Glass Group Company Ltd.	1,700	12,100
Gigadevice Semiconductor Beijing Inc., Class A	560	12,506
Hangzhou Silan Microelectronics Company Ltd., Class A	2,100	18,443
Hua Hong Semiconductor Ltd. (a)(c)	10,000	51,292
Infineon Technologies AG	17,323	708,846
Ingenic Semiconductor Co. Ltd., Class A	600	11,865
JA Solar Technology Co. Ltd.	1,500	15,206
JCET Group Company Ltd. A Shares	2,000	9,850
LONGi Green Energy Technology Company Ltd., Class A	5,740	73,056
MediaTek Inc.	24,000	772,499
Nanya Technology Corp.	13,000	30,356
Novatek Microelectronics Corp.	8,886	129,103
NXP Semiconductors N.V.	3,800	744,306
Phison Electronics Corp.	3,592	48,047
Powertech Technology Inc.	13,000	48,368
Realtek Semiconductor Corp.	7,040	124,030
Renesas Electronics Corp. (a)	17,200	211,155
Rohm Company Ltd.	1,200	112,879
Sanan Optoelectronics Company Ltd. A Shares	3,100	15,144
SG Micro Corp.	300	15,388
Silergy Corp.	1,222	177,744
SK Hynix Inc.	8,732	747,514
StarPower Semiconductor Ltd. A Shares	200	12,506
STMicroelectronics N.V.	9,034	394,644
Taiwan Semiconductor Manufacturing Company Ltd.	392,557	8,118,897
Unigroup Guoxin Microelectronics Company Ltd., Class A	700	22,330
United Microelectronics Corp.	185,000	419,349
Vanguard International Semiconductor Corp.	13,330	71,549
Will Semiconductor Ltd. A Shares	1,000	37,371
Win Semiconductors Corp.	4,000	43,983
Winbond Electronics Corp.	34,000	31,881
		13,472,271
Silver - 0.0% *
Pan American Silver Corp.	2,800	65,179
Soft Drinks - 0.1%
Arca Continental SAB de CV	5,900	36,150
Carabao Group PCL NVDR	5,700	20,081
Coca-Cola European Partners PLC	2,800	154,812
Coca-Cola Femsa SAB de C.V.	8,810	49,881
Coca-Cola HBC AG (a)	2,683	86,519
Fomento Economico Mexicano SAB de C.V.	30,300	264,337
Fraser & Neave Holdings Bhd	935	5,958
Ito En Ltd.	700	46,318
	Number of Shares	Fair Value
Nongfu Spring Company Ltd. H Shares (c)	7,400	$37,465
Osotspa PCL NVDR	12,991	12,997
Suntory Beverage & Food Ltd.	1,900	78,567
		793,085
Specialized Consumer Services - 0.0% *
OneSpaWorld Holdings Ltd. (a)	2,700	26,919
Specialized Finance - 0.0% *
Banco Latinoamericano de Comercio Exterior SA, Class E	1,800	31,572
Chailease Holding Company Ltd.	20,100	176,520
Far East Horizon Ltd.	31,000	31,460
Mitsubishi UFJ Lease & Finance Company Ltd.	10,200	53,201
Piramal Enterprises Ltd.	1,842	64,043
REC Ltd.	16,592	35,115
Tokyo Century Corp.	500	28,079
		419,990
Specialty Chemicals - 0.3%
Akzo Nobel N.V.	2,514	274,833
Asian Paints Ltd.	5,955	259,583
Chr Hansen Holding A/S	1,421	116,141
Clariant AG (a)	2,824	52,956
Covestro AG (c)	2,619	178,579
Croda International PLC	1,837	210,627
EMS-Chemie Holding AG	94	88,728
Evonik Industries AG	2,808	88,097
Givaudan S.A.	122	555,672
Huabao International Holdings Ltd.	16,000	31,254
Johnson Matthey PLC	2,602	93,418
JSR Corp.	2,661	95,412
Kansai Paint Company Ltd.	2,300	56,912
Koninklijke DSM N.V.	2,315	463,184
Nippon Paint Holdings Company Ltd.	9,600	104,283
Nitto Denko Corp.	2,000	142,016
Novozymes A/S B Shares	2,798	191,923
Shanghai Putailai New Energy Technology Company Ltd., Class A	1,120	29,776
Shenzhen Capchem Technology Company Ltd., Class A	100	2,400
Shin-Etsu Chemical Company Ltd.	4,700	791,223
Sika AG	1,880	593,832
SK IE Technology Company Ltd. (a)(c)	241	45,695
Symrise AG	1,694	222,149
Umicore S.A.	2,580	152,711
Wanhua Chemical Group Company Ltd., Class A	3,400	55,655
Zhejiang Longsheng Group Company Ltd., Class A	4,500	9,399
		4,906,458
Specialty Stores - 0.0% *
China Tourism Group Duty Free Corp. Ltd., Class A	2,100	84,242
Chow Tai Fook Jewellery Group Ltd.	26,600	50,587
Hotel Shilla Company Ltd.	578	41,905

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Jarir Marketing Co.	816	$45,537
JD Sports Fashion PLC	6,893	96,939
JUMBO S.A.	1,247	20,315
		339,525
Steel - 0.2%
ArcelorMittal S.A.	9,805	300,312
Baoshan Iron & Steel Company Ltd., Class A	20,800	27,826
BlueScope Steel Ltd.	6,774	98,071
China Steel Corp.	183,000	236,807
Cia Siderurgica Nacional S.A.	10,200	53,781
Eregli Demir ve Celik Fabrikalari TAS	16,267	29,985
Evraz PLC	7,963	63,223
Fortescue Metals Group Ltd.	22,312	237,470
Hitachi Metals Ltd. (a)	3,300	63,568
Hyundai Steel Co.	1,578	61,965
Inner Mongolia BaoTou Steel Union Company Ltd., Class A (a)	42,400	20,627
JFE Holdings Inc.	6,500	97,231
JSW Steel Ltd.	12,787	114,243
Kumba Iron Ore Ltd.	1,178	38,738
Nippon Steel & Sumitomo Metal Corp.	11,200	200,937
Novolipetsk Steel PJSC GDR	2,750	81,082
POSCO	1,160	319,416
Severstal PAO GDR	3,070	64,117
Shanxi Taigang Stainless Steel Company Ltd.	6,700	9,978
Tata Steel Ltd.	11,645	200,400
Vale S.A.	62,900	880,085
voestalpine AG	1,551	57,322
		3,257,184
Systems Software - 0.0% *
360 Security Technology Inc., Class A (a)	4,700	8,625
BlackBerry Ltd. (a)	6,900	67,156
Check Point Software Technologies Ltd. (a)	1,503	169,899
CyberArk Software Ltd. (a)	500	78,910
Douzone Bizon Company Ltd.	342	27,474
JFrog Ltd. (a)	3,000	100,500
Ming Yuan Cloud Group Holdings Ltd. (a)	5,000	17,335
Oracle Corporation Japan	537	47,055
Sangfor Technologies Inc., Class A	300	10,911
Totvs S.A.	8,338	55,241
Trend Micro Inc.	1,800	99,987
		683,093
Technology Distributors - 0.0% *
Synnex Technology International Corp.	18,178	33,852
Unisplendour Corporation Ltd., Class A	3,100	11,934
WPG Holdings Ltd.	21,938	38,003
		83,789
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc.	53,000	46,702
Advantech Company Ltd.	7,000	91,224
Asustek Computer Inc.	11,053	128,372
Brother Industries Ltd.	3,100	68,045
Canon Inc.	13,700	334,371
	Number of Shares	Fair Value
Catcher Technology Company Ltd.	12,000	$71,733
Compal Electronics Inc.	58,225	49,086
FUJIFILM Holdings Corp.	4,815	414,731
Inventec Corp.	35,249	32,477
Lenovo Group Ltd.	112,000	146,185
Lite-On Technology Corp.	30,693	68,406
Logitech International S.A.	2,278	202,471
Micro-Star International Company Ltd.	12,000	55,346
Pegatron Corp.	36,251	86,818
Quanta Computer Inc.	40,507	112,096
Ricoh Company Ltd.	9,000	91,859
Samsung Electronics Company Ltd.	76,177	4,722,563
Seiko Epson Corp.	3,700	74,515
Wistron Corp.	36,896	36,270
Wiwynn Corp.	1,000	30,966
Xiaomi Corp., Class B (a)(c)	227,000	623,450
		7,487,686
Textiles - 0.0% *
Eclat Textile Company Ltd.	3,000	65,022
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corporation Ltd.	27,393	1,012,387
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	1,117	37,967
Bridgestone Corp.	7,796	367,912
Cheng Shin Rubber Industry Company Ltd.	33,000	41,865
Cie Generale des Etablissements Michelin SCA	2,239	343,507
Hankook Tire & Technology Company Ltd.	1,358	49,213
MRF Ltd.	35	37,275
Sailun Group Company Ltd. A Shares	6,600	11,697
Shandong Linglong Tyre Company Ltd., Class A	1,500	8,153
		897,589
Tobacco - 0.1%
British American Tobacco PLC	28,946	1,012,507
Gudang Garam Tbk PT	5,500	12,467
Imperial Brands PLC	12,477	261,161
ITC Ltd.	44,846	142,187
Japan Tobacco Inc.	16,400	320,539
KT&G Corp.	1,771	121,160
RLX Technology Inc. ADR (a)	10,400	47,008
Smoore International Holdings Ltd. (c)	29,000	135,038
Swedish Match AB	21,652	189,728
		2,241,795
Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	4,338	85,534
Ashtead Group PLC	5,943	449,568
BOC Aviation Ltd. (c)	3,900	32,542
Brenntag AG	2,030	188,674
Bunzl PLC	4,413	145,707
Ferguson PLC	2,955	410,508
ITOCHU Corp.	15,705	456,276
Marubeni Corp.	21,200	174,952
Mitsubishi Corp.	16,700	523,104

See Notes to Schedule of Investments.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Mitsui & Company Ltd.	20,100	$438,423
MonotaRO Company Ltd.	3,400	76,003
Reece Ltd.	3,826	51,557
Sumitomo Corp.	14,800	207,963
Toromont Industries Ltd.	1,100	91,805
Toyota Tsusho Corp.	2,900	121,475
Triton International Ltd.	3,400	176,936
		3,631,027
Trucking - 0.0% *
CJ Logistics Corp. (a)	172	22,126
DiDi Global Inc. (a)	5,600	43,624
Localiza Rent a Car S.A.	10,900	108,962
Nippon Express Company Ltd.	1,000	68,698
		243,410
Water Utilities - 0.0% *
Beijing Enterprises Water Group Ltd.	84,000	32,881
Cia de Saneamento Basico do Estado de Sao Paulo	5,400	38,224
Guangdong Investment Ltd.	54,000	70,466
Severn Trent PLC	3,209	112,424
United Utilities Group PLC	9,190	119,695
		373,690
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	21,500	124,048
America Movil SAB de C.V.	550,000	488,841
Axiata Group Bhd	46,500	43,247
Bharti Airtel Ltd.	38,325	354,277
China United Network Communications Ltd.	33,600	21,397
DiGi.Com Bhd	56,900	60,252
Etihad Etisalat Co.	6,896	57,364
Far EasTone Telecommunications Company Ltd.	21,000	46,311
Globe Telecom Inc.	385	22,522
Intouch Holdings PCL	18,900	44,910
KDDI Corp.	21,408	703,049
Maxis Bhd	43,200	48,396
Mobile Telecommunications Co. KSCP	39,312	77,934
Mobile Telecommunications Co. Saudi Arabia (a)	4,528	16,901
Mobile TeleSystems PJSC ADR	8,200	79,048
MTN Group Ltd. (a)	26,202	246,331
PLDT Inc.	950	31,288
Rogers Communications Inc., Class B	4,700	219,446
SK Telecom Company Ltd. (a)	134	36,397
Softbank Corp.	38,000	514,168
SoftBank Group Corp.	16,000	922,244
Taiwan Mobile Company Ltd.	24,946	88,476
Tele2 AB B Shares	6,691	99,138
TIM S.A.	15,800	34,071
Turkcell Iletisim Hizmetleri A/S	17,641	30,299
Vodacom Group Ltd.	9,531	91,249
Vodafone Group PLC	370,565	564,283
		5,065,887
Total Common Stock (Cost $374,028,939)		387,299,359
	Number of Shares	Fair Value
Preferred Stock - 0.2%
Automobile Manufacturers - 0.1%
Bayerische Motoren Werke AG	889	$67,471
Hyundai Motor Co.	627	49,965
Hyundai Motor Co.	297	23,912
Porsche Automobil Holding SE	2,012	199,070
Volkswagen AG	2,459	548,401
		888,819
Commodity Chemicals - 0.0% *
Braskem S.A. (a)	2,900	31,582
FUCHS PETROLUB SE	903	42,301
LG Chem Ltd.	106	33,316
		107,199
Diversified Banks - 0.1%
Banco Bradesco S.A.	76,310	291,717
Banco Inter S.A. (c)	1	3
Bancolombia S.A.	4,950	42,852
Itau Unibanco Holding S.A.	76,200	404,571
Itausa S.A.	67,500	138,000
		877,143
Electric Utilities - 0.0% *
Centrais Eletricas Brasileiras SA	3,800	27,003
Cia Energetica de Minas Gerais	19,715	50,763
Cia Paranaense de Energia	8,800	11,757
		89,523
Fertilizers & Agricultural Chemicals - 0.0% *
Sociedad Quimica y Minera de Chile SA	2,448	131,541
Footwear - 0.0% *
Alpargatas S.A. (a)	3,500	33,915
Healthcare Equipment - 0.0% *
Sartorius AG	345	219,744
Household Products - 0.0% *
Henkel AG & Company KGaA	2,344	216,952
Integrated Oil & Gas - 0.0% *
Petroleo Brasileiro S.A.	74,700	373,301
Integrated Telecommunication Services - 0.0% *
Telecom Italia S.p.A.	78,331	31,626
Personal Products - 0.0% *
LG Household & Health Care Ltd.	40	21,612
Steel - 0.0% *
Bradespar S.A.	4,631	44,423
Gerdau S.A.	18,100	90,020
		134,443
Technology Hardware, Storage & Peripherals - 0.0% *
Samsung Electronics Company Ltd.	13,160	767,737
Total Preferred Stock (Cost $3,992,932)		3,893,555
Rights - 0.0% *
Airlines - 0.0% *
Deutsche Lufthansa AG (a)	3,907	9,282

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Construction & Engineering - 0.0% *
Hyundai Engineering & Construction Company Ltd. (a)	24	$1,626
Construction Machinery & Heavy Trucks - 0.0% *
Samsung Heavy Industries Company Ltd. (a)	2,014	1,820
Water Utilities - 0.0% *
Veolia Environnement SA	7,649	6,350
Wireless Telecommunication Services - 0.0% *
Bharti Airtel Ltd.	2,737	5,653
Total Rights (Cost $9,478)		24,731
Warrants - 0.0% *
Hotels, Resorts & Cruise Lines - 0.0% *
BTS W7 R (expiring 07/22/22)	9,760	231
BTS W8 R(expiring 07/22/22)	19,520	231
Minor International PCL (expiring 2/15/24) (a)	1,300	153
		615
Railroads - 0.0% *
BTS Group Holdings PCL (a)	4,880	243
Total Warrants (Cost $0)		858
Total Foreign Equity (Cost $378,031,349)		391,218,503

	Principal Amount
Bonds and Notes - 25.0%
U.S. Treasuries - 12.5%
U.S. Treasury Bond
1.25% 08/15/31	$1,100,000	1,073,359
U.S. Treasury Bonds
1.13% 05/15/40 - 08/15/40 (e)	1,225,000	1,056,332
1.25% 05/15/50 (e)	550,000	450,055
1.38% 11/15/40 - 08/15/50 (e)	2,200,000	1,944,281
1.63% 11/15/50 (e)	2,600,000	2,336,750
1.88% 02/15/41 - 02/15/51 (e)	2,400,000	2,309,375
2.00% 02/15/50 (e)	550,000	540,461
2.00% 08/15/51	150,000	147,398
2.25% 05/15/41 - 08/15/49 (e)	3,050,000	3,166,055
2.38% 11/15/49 - 05/15/51 (e)	1,490,000	1,588,782
2.50% 02/15/45 - 05/15/46 (e)	810,000	875,739
2.75% 08/15/42 - 11/15/47 (e)	1,925,000	2,171,077
2.88% 05/15/43 - 05/15/49 (e)	2,900,000	3,343,124
3.00% 05/15/42 - 02/15/49 (e)	2,050,000	2,424,195
3.13% 02/15/43 - 05/15/48 (e)	1,100,000	1,325,032
3.38% 05/15/44 - 11/15/48 (e)	900,000	1,140,656
3.63% 08/15/43 - 02/15/44 (e)	1,140,000	1,463,757
3.75% 08/15/41 (e)	100,000	129,594
4.25% 05/15/39 - 11/15/40 (e)	200,000	273,688
	Principal Amount	Fair Value
4.38% 02/15/38 - 05/15/40 (e)	$400,000	$554,297
4.50% 02/15/36 (e)	100,000	136,594
4.63% 02/15/40 (e)	100,000	142,906
5.25% 02/15/29 (e)	200,000	255,125
5.50% 08/15/28 (e)	200,000	255,531
6.00% 02/15/26 (e)	427,000	520,773
6.13% 08/15/29 (e)	200,000	271,594
6.25% 08/15/23	1,650,000	1,833,756
6.38% 08/15/27 (e)	200,000	259,734
7.63% 11/15/22 - 02/15/25 (e)	500,000	571,711
U.S. Treasury Inflation Indexed Bonds
0.13% 02/15/51 (e)	1,069,399	1,173,536
0.25% 02/15/50 (e)	1,061,710	1,197,879
0.63% 02/15/43 (e)	926,047	1,104,709
0.75% 02/15/42 - 02/15/45 (e)	2,753,333	3,375,397
0.88% 02/15/47 (e)	1,040,308	1,334,271
1.00% 02/15/46 - 02/15/49 (e)	2,326,491	3,077,964
1.38% 02/15/44 (e)	1,440,576	1,980,244
1.75% 01/15/28 (e)	1,042,344	1,255,401
2.00% 01/15/26 (e)	1,375,270	1,604,493
2.13% 02/15/40 - 02/15/41 (e)	1,440,809	2,161,642
2.38% 01/15/25 - 01/15/27 (e)	3,073,948	3,603,938
2.50% 01/15/29 (e)	1,271,350	1,629,796
3.38% 04/15/32 (e)	384,450	563,235
3.63% 04/15/28 (e)	894,449	1,196,518
3.88% 04/15/29 (e)	1,079,260	1,506,920
U.S. Treasury Inflation Indexed Notes
0.13% 01/15/23 - 07/15/31 (e)	22,458,514	24,242,356
0.25% 01/15/25 - 07/15/29 (e)	5,361,062	5,854,311
0.38% 07/15/23 - 07/15/27 (e)	10,718,141	11,647,300
0.50% 04/15/24 - 01/15/28 (e)	4,333,246	4,766,539
0.63% 04/15/23 - 01/15/26 (e)	8,881,880	9,504,596
0.75% 07/15/28 (e)	2,158,529	2,472,920
0.88% 01/15/29 (e)	1,837,734	2,124,554
U.S. Treasury Notes
0.13% 11/30/22 - 01/15/24 (e)	11,700,000	11,685,505
0.25% 04/15/23 - 10/31/25 (e)	7,900,000	7,770,697
0.38% 04/30/25 - 01/31/26 (e)	2,700,000	2,648,125
0.50% 03/15/23 - 10/31/27 (e)	2,200,000	2,152,938
0.63% 07/31/26 - 08/15/30 (e)	5,350,000	5,031,461
0.75% 03/31/26 - 01/31/28 (e)	7,750,000	7,658,097
0.88% 11/15/30 (e)	2,450,000	2,325,969
1.13% 02/28/25 - 02/15/31 (e)	2,275,000	2,224,758
1.25% 08/31/24 - 06/30/28 (e)	2,250,000	2,258,991
1.38% 01/31/25 - 08/31/26 (e)	1,350,000	1,378,992
1.50% 01/15/23 - 02/15/30 (e)	6,050,000	6,176,796
1.63% 11/15/22 - 05/15/31 (e)	6,015,000	6,166,090

See Notes to Schedule of Investments.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
1.75% 05/15/23 - 11/15/29 (e)	$2,450,000	$2,521,778
1.75% 12/31/26	850,000	881,543
1.88% 07/31/26 (e)	200,000	208,750
2.00% 10/31/22 - 11/15/26 (e)	6,844,000	7,125,918
2.00% 06/30/24	1,400,000	1,458,844
2.13% 12/31/22 - 05/31/26 (e)	5,400,000	5,625,413
2.25% 01/31/24 - 11/15/27 (e)	6,240,000	6,573,735
2.38% 01/31/23 - 05/15/29 (e)	6,800,000	7,208,817
2.50% 08/15/23 - 05/15/24 (e)	2,350,000	2,468,133
2.63% 02/28/23 - 02/15/29 (e)	2,000,000	2,120,898
2.75% 04/30/23 - 02/15/28 (e)	5,300,000	5,647,816
2.88% 09/30/23 - 08/15/28 (e)	2,900,000	3,131,555
3.00% 09/30/25 (e)	300,000	326,180
3.13% 11/15/28 (e)	1,150,000	1,292,492
		224,010,541
Agency Mortgage Backed - 6.1%
Federal Farm Credit Banks Funding Corp.
0.25% 02/26/24 (e)	1,060,000	1,056,831
Federal Home Loan Banks
0.13% 03/17/23 (e)	245,000	244,958
1.88% 09/11/26	500,000	520,770
3.25% 11/16/28 (e)	125,000	141,116
Federal Home Loan Mortgage Corp.
0.13% 10/16/23 (e)	380,000	378,579
1.50% 05/01/51 - 10/01/51	839,926	816,210
2.00% 07/01/41 - 09/01/51	4,523,868	4,589,225
2.50% 01/01/28 - 09/01/50	1,589,349	1,643,083
3.00% 07/01/30 - 06/01/51	2,669,757	2,827,415
3.50% 03/01/26 - 11/01/49	1,671,033	1,787,282
4.00% 06/01/42 - 08/01/48	1,271,242	1,384,556
4.50% 05/01/42 - 11/01/48	128,907	140,508
5.50% 01/01/38 - 04/01/39	201,852	233,000
6.00% 06/01/37 - 11/01/37	195,990	229,295
6.25% 07/15/32 (e)	250,000	362,227
Federal National Mortgage Assoc.
0.25% 05/22/23 - 07/10/23 (e)	955,000	955,183
0.50% 11/07/25 (e)	750,000	740,602
1.50% 04/01/36 - 10/01/51	2,006,830	1,974,933
1.75% 07/02/24 (e)	225,000	233,041
2.00% 11/01/35 - 07/01/51	10,081,205	10,162,933
2.13% 04/24/26 (e)	200,000	210,694
2.50% 09/01/28 - 09/01/51	7,547,205	7,795,368
3.00% 04/01/30 - 07/01/50	5,161,430	5,447,812
3.50% 01/01/27 - 06/01/50	3,453,446	3,672,230
4.00% 10/01/41 - 02/01/50	3,611,042	3,941,722
4.50% 01/01/27 - 09/01/49	648,073	711,414
5.00% 12/01/39 - 05/01/41	117,214	133,334
5.50% 12/01/35 - 04/01/38	660,547	757,476
6.00% 03/01/34 - 08/01/37	828,402	964,903
Federal National Mortgage Assoc. TBA
1.50% 10/01/36 - 10/01/51	3,000,000	2,980,783
2.00% 10/01/36 - 10/01/51	10,125,000	10,214,897
2.50% 10/01/36 - 10/01/51	8,225,000	8,500,883
	Principal Amount	Fair Value
3.00% 10/01/51	$3,550,000	$3,714,223
3.50% 10/01/51	2,750,000	2,909,472
4.00% 10/01/51	600,000	642,810
4.50% 10/01/51	550,000	594,830
Government National Mortgage Assoc.
2.00% 10/20/50 - 07/20/51	2,105,625	2,137,573
2.50% 05/20/45 - 08/20/51	1,933,710	1,997,547
3.00% 10/15/42 - 12/20/50	3,333,474	3,499,990
3.50% 11/20/43 - 03/20/50	3,575,299	3,812,207
4.00% 12/20/40 - 03/20/47	1,782,886	1,943,055
4.50% 05/20/40 - 01/20/49	433,972	471,253
5.00% 08/15/41	632,445	717,716
Government National Mortgage Assoc. TBA
2.00% 10/01/51	2,675,000	2,712,717
2.50% 10/01/51	3,125,000	3,225,281
3.00% 10/01/51	1,225,000	1,279,806
Tennessee Valley Authority
3.50% 12/15/42 (e)	100,000	116,231
U.S. Treasury Inflation Indexed Notes
0.13% 01/15/31 (e)	2,810,168	3,086,312
		108,614,286
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
1.48% 04/25/30	69,643	69,025
1.56% 04/25/30	40,000	39,884
1.87% 03/25/53	58,333	59,509
2.02% 03/25/31	450,000	463,944
3.30% 04/25/23 (f)	100,000	103,985
3.39% 03/25/24	200,000	212,047
3.41% 12/25/26	450,000	497,897
3.56% 01/25/29	565,000	642,589
3.78% 08/25/28	186,897	207,255
3.90% 04/25/28	100,000	114,778
Federal National Mortgage Assoc.
1.27% 07/25/30	80,000	77,604
1.51% 03/25/31 (f)	145,000	141,696
2.94% 06/25/29	500,000	547,855
3.17% 06/25/27 (f)	239,715	261,996
		3,440,064
Asset Backed - 0.1%
American Express Credit Account Master Trust
2.35% 05/15/25	100,000	102,229
BA Credit Card Trust
0.44% 09/15/26	9,000	8,977
Carmax Auto Owner Trust
3.48% 02/15/24	150,000	154,703
Discover Card Execution Note Trust
1.03% 09/15/28	81,000	80,429
Honda Auto Receivables Owner Trust
0.33% 08/15/25	150,000	149,589
Santander Drive Auto Receivables Trust
0.95% 09/15/27	69,000	69,117
Toyota Auto Receivables 2020-C Owner Trust
0.57% 10/15/25	250,000	250,563

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Verizon Owner Trust
0.47% 02/20/25	$100,000	$100,252
World Omni Auto Receivables Trust 2021-B
0.42% 06/15/26	100,000	99,865
		1,015,724
Corporate Notes - 5.5%
3M Co.
3.00% 08/07/25	40,000	43,016
3.25% 02/14/24	75,000	79,606
3.38% 03/01/29	50,000	55,100
3.63% 09/14/28	25,000	28,022
4.00% 09/14/48	55,000	65,612
Abbott Laboratories
3.75% 11/30/26	57,000	63,921
4.90% 11/30/46	100,000	135,371
AbbVie Inc.
2.60% 11/21/24	50,000	52,559
3.20% 11/21/29	105,000	113,144
3.25% 10/01/22	100,000	102,175
3.80% 03/15/25	100,000	108,633
4.25% 11/14/28 - 11/21/49	60,000	70,463
4.30% 05/14/36	100,000	117,756
4.70% 05/14/45	50,000	61,719
4.75% 03/15/45	100,000	124,367
4.88% 11/14/48	25,000	32,040
Adobe Inc.
3.25% 02/01/25	70,000	75,114
Advocate Health & Hospitals Corp.
3.39% 10/15/49	25,000	27,487
AEP Texas Inc.
3.45% 05/15/51	35,000	36,295
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50% 07/15/25	150,000	174,079
Aetna Inc.
2.75% 11/15/22	50,000	51,031
African Development Bank
0.75% 04/03/23 (e)	100,000	100,754
0.88% 03/23/26 (e)	100,000	99,572
Agilent Technologies Inc.
2.75% 09/15/29	25,000	26,133
Air Lease Corp.
3.88% 07/03/23	50,000	52,629
4.25% 02/01/24	100,000	107,251
Air Products & Chemicals Inc.
2.05% 05/15/30	10,000	10,109
2.70% 05/15/40	25,000	25,203
2.80% 05/15/50	20,000	19,909
Aircastle Ltd.
4.13% 05/01/24	20,000	21,271
5.00% 04/01/23	20,000	21,236
Alabama Power Co.
3.45% 10/01/49	50,000	54,236
Alexandria Real Estate Equities Inc.
4.00% 02/01/50	25,000	28,710
Alibaba Group Holding Ltd.
3.15% 02/09/51	100,000	93,275
4.00% 12/06/37	100,000	108,969
Allegion PLC
3.50% 10/01/29	15,000	16,228
	Principal Amount	Fair Value
Ally Financial Inc.
1.45% 10/02/23	$170,000	$172,601
Alphabet Inc.
2.05% 08/15/50	100,000	87,366
3.38% 02/25/24	125,000	133,572
Altria Group Inc.
2.63% 09/16/26	100,000	104,701
3.40% 02/04/41	100,000	94,564
4.80% 02/14/29	40,000	46,003
5.38% 01/31/44	70,000	82,385
5.80% 02/14/39	15,000	18,459
5.95% 02/14/49	40,000	50,936
Amazon.com Inc.
0.40% 06/03/23	105,000	105,238
1.65% 05/12/28	50,000	50,411
2.88% 05/12/41	50,000	51,462
3.10% 05/12/51	50,000	52,622
3.15% 08/22/27	100,000	109,942
3.25% 05/12/61	50,000	53,095
3.88% 08/22/37	100,000	117,706
4.25% 08/22/57	100,000	127,032
Amcor Flexibles North America Inc.
2.69% 05/25/31	65,000	66,572
America Movil SAB de C.V.
2.88% 05/07/30	100,000	104,033
6.13% 03/30/40	100,000	141,020
American Airlines Pass Through Trust
3.15% 08/15/33	68,903	70,289
American Campus Communities Operating Partnership LP
3.63% 11/15/27	30,000	32,709
American Electric Power Company Inc.
3.20% 11/13/27	100,000	107,757
American Express Co.
3.40% 02/27/23	100,000	103,997
3.63% 12/05/24	50,000	54,220
American Financial Group Inc.
3.50% 08/15/26	65,000	70,732
American Honda Finance Corp.
0.75% 08/09/24	35,000	34,995
1.30% 09/09/26	40,000	39,950
2.40% 06/27/24	25,000	26,118
2.60% 11/16/22	100,000	102,492
American International Group Inc.
2.50% 06/30/25	100,000	104,712
4.38% 06/30/50	65,000	80,004
4.50% 07/16/44	50,000	61,049
American Tower Corp.
3.10% 06/15/50	100,000	97,517
3.50% 01/31/23	50,000	52,044
3.95% 03/15/29	100,000	111,355
American Water Capital Corp.
3.25% 06/01/51	50,000	51,892
AmerisourceBergen Corp.
3.45% 12/15/27	100,000	109,141
Amgen Inc.
2.20% 02/21/27	100,000	103,404
3.15% 02/21/40	75,000	76,452
3.20% 11/02/27	100,000	108,784
4.56% 06/15/48	50,000	61,782
4.66% 06/15/51	105,000	132,545

See Notes to Schedule of Investments.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Amphenol Corp.
4.35% 06/01/29	$25,000	$28,900
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70% 02/01/36	150,000	181,327
4.90% 02/01/46	120,000	149,024
Anheuser-Busch InBev Worldwide Inc.
4.00% 04/13/28	55,000	62,068
4.60% 04/15/48	135,000	161,610
4.75% 01/23/29 - 04/15/58	105,000	126,135
5.45% 01/23/39	35,000	45,365
5.55% 01/23/49	65,000	88,003
5.80% 01/23/59	25,000	35,458
Anthem Inc.
3.30% 01/15/23	100,000	103,731
4.38% 12/01/47	65,000	78,280
4.65% 01/15/43	100,000	123,003
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31	50,000	48,855
2.90% 08/23/51	50,000	48,251
Apple Inc.
0.75% 05/11/23	100,000	100,714
1.20% 02/08/28	200,000	195,898
2.40% 01/13/23	50,000	51,258
2.75% 01/13/25	50,000	52,966
3.00% 11/13/27	100,000	108,752
3.25% 02/23/26	60,000	65,291
3.75% 11/13/47	50,000	57,706
4.38% 05/13/45	65,000	81,916
4.65% 02/23/46	185,000	240,733
APPLE Inc.
1.40% 08/05/28	100,000	98,476
1.70% 08/05/31	100,000	97,488
2.70% 08/05/51	100,000	97,239
2.85% 08/05/61	50,000	48,342
Applied Materials Inc.
3.90% 10/01/25	60,000	66,455
Aptiv Corp.
4.15% 03/15/24	50,000	53,708
Arch Capital Finance LLC
5.03% 12/15/46	100,000	130,916
Ares Capital Corp.
3.88% 01/15/26	100,000	106,909
4.20% 06/10/24	65,000	69,759
Arizona Public Service Co.
4.25% 03/01/49	25,000	29,824
Arrow Electronics Inc.
4.00% 04/01/25	40,000	43,174
Ascension Health
3.95% 11/15/46	125,000	151,532
Asian Development Bank
0.25% 07/14/23 (e)	135,000	134,915
0.75% 10/08/30 (e)	100,000	93,498
1.00% 04/14/26 (e)	300,000	300,447
1.75% 09/19/29 (e)	50,000	51,169
2.75% 03/17/23 (e)	295,000	305,815
3.13% 09/26/28 (e)	25,000	27,941
Assurant Inc.
4.90% 03/27/28	50,000	57,826
Assured Guaranty US Holdings Inc.
3.60% 09/15/51	20,000	20,447
	Principal Amount	Fair Value
AstraZeneca PLC
0.70% 04/08/26	$150,000	$146,754
3.50% 08/17/23	25,000	26,405
4.00% 01/17/29	20,000	22,842
4.38% 08/17/48	20,000	25,326
6.45% 09/15/37	50,000	73,978
AT&T Inc.
0.90% 03/25/24	100,000	100,141
1.65% 02/01/28	45,000	44,586
2.25% 02/01/32	110,000	107,176
2.75% 06/01/31	100,000	102,698
3.50% 09/15/53	198,000	196,052
3.55% 09/15/55	186,000	183,385
3.65% 06/01/51	100,000	101,871
3.80% 12/01/57	58,000	59,278
4.10% 02/15/28	106,000	119,668
4.30% 02/15/30	20,000	22,960
4.35% 03/01/29 - 06/15/45	150,000	171,106
4.50% 05/15/35	95,000	111,141
4.75% 05/15/46	150,000	179,173
Athene Holding Ltd.
3.50% 01/15/31	10,000	10,733
Atmos Energy Corp.
4.30% 10/01/48	100,000	121,216
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25	50,000	55,364
Automatic Data Processing Inc.
1.25% 09/01/30	40,000	38,027
1.70% 05/15/28	20,000	20,231
AutoZone Inc.
3.75% 04/18/29	100,000	111,129
AvalonBay Communities Inc.
2.05% 01/15/32	35,000	34,517
3.20% 01/15/28	40,000	43,246
Avangrid Inc.
3.80% 06/01/29	50,000	55,702
AXA S.A.
8.60% 12/15/30	100,000	149,364
Baidu Inc.
3.08% 04/07/25	100,000	104,921
4.38% 03/29/28	100,000	111,877
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77% 12/15/22	50,000	51,361
4.08% 12/15/47	50,000	56,261
Banco Bilbao Vizcaya Argentaria S.A.
0.88% 09/18/23	100,000	100,552
Banco Santander S.A.
3.13% 02/23/23	100,000	103,539
3.80% 02/23/28	100,000	109,768
Bank of America Corp.
3.95% 04/21/25	55,000	59,939
4.18% 11/25/27	100,000	111,414
6.11% 01/29/37	100,000	134,841
Bank of America Corp. (1.20% fixed rate until 10/24/25; 1.01% + SOFR thereafter)
1.20% 10/24/26 (f)	100,000	99,159
Bank of America Corp. (1.32% fixed rate until 06/19/25; 1.15% + SOFR thereafter)
1.32% 06/19/26 (f)	150,000	149,953

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (1.49% fixed rate until 05/19/23; 1.46% + SOFR thereafter)
1.49% 05/19/24 (f)	$200,000	$203,042
Bank of America Corp. (1.66% fixed rate until 03/11/26; 0.91% + SOFR thereafter)
1.66% 03/11/27 (f)	250,000	251,270
Bank of America Corp. (1.92% fixed rate until 10/24/30; 1.37% + SOFR thereafter)
1.92% 10/24/31 (f)	100,000	96,331
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (f)	75,000	76,503
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88% 10/22/30 (f)	100,000	104,393
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19% 07/23/30 (f)	50,000	53,282
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (f)	107,000	116,062
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46% 03/15/25 (f)	100,000	106,385
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55% 03/05/24 (f)	100,000	104,249
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (f)	100,000	108,776
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (f)	100,000	116,119
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97% 03/05/29 (f)	100,000	111,249
Bank of America Corp. (4.08% fixed rate until 04/23/39; 1.32% + 3 month USD LIBOR thereafter)
4.08% 04/23/40 (f)	150,000	172,537
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (f)	50,000	58,425
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33% 03/15/50 (f)	100,000	122,476
Bank of America Corp. 1.20% - 5 year CMT Rate
2.48% 09/21/36 (f)	200,000	195,884
	Principal Amount	Fair Value
Bank of Montreal
1.25% 09/15/26	$100,000	$99,305
2.05% 11/01/22	20,000	20,386
Bank of Montreal (0.95% fixed rate until 01/22/26; 0.60% + SOFR thereafter)
0.95% 01/22/27 (f)	100,000	98,382
Banner Health
2.34% 01/01/30	75,000	76,665
Barclays PLC
3.65% 03/16/25	50,000	53,801
Barclays PLC (1.01% fixed rate until 12/10/23; 0.80% + 1 year CMT Rate thereafter)
1.01% 12/10/24 (f)	100,000	100,455
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 year CMT Rate thereafter)
3.56% 09/23/35 (f)	100,000	103,571
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (f)	100,000	116,313
BAT Capital Corp.
2.79% 09/06/24	100,000	105,159
3.56% 08/15/27	100,000	107,735
3.98% 09/25/50	200,000	192,986
Baxalta Inc.
4.00% 06/23/25	30,000	32,833
BBVA USA
3.88% 04/10/25	50,000	54,578
Becton Dickinson & Co.
3.70% 06/06/27	66,000	72,969
Bell Canada Inc.
4.30% 07/29/49	30,000	35,703
Berkshire Hathaway Energy Co.
4.45% 01/15/49	100,000	123,761
Berkshire Hathaway Finance Corp.
4.20% 08/15/48	100,000	122,253
4.25% 01/15/49	100,000	122,756
Best Buy Company Inc.
4.45% 10/01/28	25,000	28,765
Biogen Inc.
2.25% 05/01/30	85,000	84,431
4.05% 09/15/25	80,000	88,268
Black Hills Corp.
3.88% 10/15/49	25,000	26,965
4.35% 05/01/33	30,000	34,728
BlackRock Inc.
1.90% 01/28/31	25,000	24,827
2.40% 04/30/30	20,000	20,645
3.25% 04/30/29	60,000	65,939
Blackstone Secured Lending Fund
2.75% 09/16/26	50,000	51,134
Block Financial LLC
2.50% 07/15/28	45,000	45,559
Boardwalk Pipelines LP
4.80% 05/03/29	20,000	22,882
Booking Holdings Inc.
3.55% 03/15/28	100,000	110,926
BorgWarner Inc.
2.65% 07/01/27	25,000	26,370
Boston Properties LP
3.40% 06/21/29	50,000	54,049

See Notes to Schedule of Investments.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.85% 02/01/23	$150,000	$155,326
Boston Scientific Corp.
4.55% 03/01/39	50,000	60,725
BP Capital Markets America Inc.
2.77% 11/10/50	100,000	92,221
2.94% 04/06/23	100,000	103,755
3.19% 04/06/25	100,000	106,980
3.94% 09/21/28	100,000	112,711
4.23% 11/06/28	50,000	57,377
BP Capital Markets PLC
2.50% 11/06/22	100,000	102,421
BPCE S.A.
4.00% 04/15/24	50,000	54,138
Brandywine Operating Partnership LP
4.55% 10/01/29	25,000	27,946
Bristol-Myers Squibb Co.
2.35% 11/13/40	20,000	18,992
2.55% 11/13/50	30,000	28,283
2.75% 02/15/23	50,000	51,548
3.40% 07/26/29	55,000	60,953
3.45% 11/15/27	50,000	55,499
4.13% 06/15/39	15,000	17,918
4.25% 10/26/49	40,000	49,631
4.35% 11/15/47	50,000	62,260
5.00% 08/15/45	38,000	51,069
British Telecommunications PLC
9.63% 12/15/30	50,000	76,527
Broadcom Inc.
3.15% 11/15/25	140,000	149,531
3.50% 02/15/41 (c)	100,000	99,197
4.30% 11/15/32	130,000	145,513
4.75% 04/15/29	100,000	114,781
Brookfield Finance Inc.
2.72% 04/15/31	80,000	81,779
3.90% 01/25/28	100,000	110,977
Brown-Forman Corp.
4.00% 04/15/38	30,000	34,996
Bunge Limited Finance Corp.
1.63% 08/17/25	50,000	50,564
4.35% 03/15/24	50,000	54,059
Burlington Northern Santa Fe LLC
3.55% 02/15/50	100,000	112,184
5.75% 05/01/40	100,000	140,094
California Institute of Technology
3.65% 09/01/19	20,000	22,478
Camden Property Trust
3.35% 11/01/49	10,000	10,950
4.10% 10/15/28	10,000	11,437
Campbell Soup Co.
2.38% 04/24/30	15,000	15,097
3.65% 03/15/23	15,000	15,651
4.15% 03/15/28	50,000	56,336
4.80% 03/15/48	20,000	25,010
Canadian National Railway Co.
2.95% 11/21/24	55,000	58,213
Canadian Pacific Railway Co.
2.05% 03/05/30	20,000	19,743
2.90% 02/01/25	50,000	52,814
Capital One Financial Corp.
3.75% 07/28/26	130,000	142,705
3.90% 01/29/24	125,000	133,832
	Principal Amount	Fair Value
4.20% 10/29/25	$90,000	$99,614
Cardinal Health Inc.
3.20% 03/15/23	50,000	51,967
Carlisle Cos. Inc.
2.20% 03/01/32	50,000	48,570
Carrier Global Corp.
2.24% 02/15/25	15,000	15,542
2.49% 02/15/27	15,000	15,660
2.72% 02/15/30	25,000	25,848
3.58% 04/05/50	25,000	26,540
Caterpillar Financial Services Corp.
0.25% 03/01/23	65,000	65,030
1.95% 11/18/22	50,000	50,938
2.55% 11/29/22	50,000	51,309
Caterpillar Inc.
3.25% 04/09/50	100,000	108,781
Celulosa Arauco y Constitucion S.A.
3.88% 11/02/27	100,000	107,829
CenterPoint Energy Houston Electric LLC
2.35% 04/01/31	55,000	56,066
4.50% 04/01/44	50,000	63,388
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31	65,000	65,287
3.70% 04/01/51	105,000	101,656
4.80% 03/01/50	95,000	107,011
4.91% 07/23/25	135,000	151,753
6.48% 10/23/45	150,000	203,601
Cheniere Corpus Christi Holdings LLC
2.74% 12/31/39 (c)	55,000	54,392
Chevron Corp.
2.90% 03/03/24	50,000	52,720
2.95% 05/16/26	100,000	107,755
2.98% 05/11/40	115,000	118,710
Chevron USA Inc.
3.25% 10/15/29	100,000	109,461
Chubb INA Holdings Inc.
4.35% 11/03/45	100,000	125,721
CI Financial Corp.
4.10% 06/15/51	50,000	53,860
Cigna Corp.
2.38% 03/15/31	60,000	60,574
2.40% 03/15/30	15,000	15,252
3.75% 07/15/23	20,000	21,138
4.38% 10/15/28	40,000	46,228
4.80% 08/15/38	30,000	36,715
4.90% 12/15/48	130,000	165,923
Cimarex Energy Co.
4.38% 03/15/29	50,000	56,396
Cintas Corporation No. 2
3.70% 04/01/27	100,000	111,550
Cisco Systems Inc.
5.90% 02/15/39	100,000	144,547
Citigroup Inc.
3.88% 03/26/25	50,000	54,332
4.30% 11/20/26	100,000	112,432
4.75% 05/18/46	50,000	62,968
6.13% 08/25/36	155,000	212,706

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98% 05/01/25 (f)	$100,000	$100,382
Citigroup Inc. (1.46% fixed rate until 06/09/26; 0.77% + SOFR thereafter)
1.46% 06/09/27 (f)	200,000	198,940
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (f)	110,000	111,261
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (f)	50,000	52,591
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.84% + SOFR thereafter)
3.11% 04/08/26 (f)	100,000	106,173
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35% 04/24/25 (f)	100,000	106,220
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52% 10/27/28 (f)	100,000	108,777
Citigroup Inc. (5.32% fixed rate until 03/26/40; 4.55% + SOFR thereafter)
5.32% 03/26/41 (f)	150,000	199,603
Citrix Systems Inc.
3.30% 03/01/30	25,000	25,584
CME Group Inc.
3.00% 03/15/25	50,000	53,218
CNH Industrial Capital LLC
1.95% 07/02/23	65,000	66,461
CNH Industrial N.V.
3.85% 11/15/27	15,000	16,700
CNOOC Finance 2014 ULC
4.25% 04/30/24 (e)	100,000	107,978
CNOOC Petroleum North America ULC
6.40% 05/15/37 (e)	100,000	133,154
Comcast Corp.
2.65% 02/01/30	35,000	36,507
2.94% 11/01/56 (c)	200,000	189,820
3.38% 08/15/25	100,000	108,386
3.40% 04/01/30	100,000	109,862
3.45% 02/01/50	135,000	143,443
3.55% 05/01/28	100,000	110,957
3.90% 03/01/38	100,000	113,878
3.97% 11/01/47	100,000	114,005
4.00% 03/01/48	50,000	57,252
4.15% 10/15/28	45,000	51,785
4.60% 10/15/38	130,000	158,837
4.70% 10/15/48	40,000	51,065
Comerica Inc.
4.00% 02/01/29	50,000	57,169
CommonSpirit Health
4.19% 10/01/49	100,000	114,057
Commonwealth Edison Co.
4.60% 08/15/43	150,000	187,668
Conagra Brands Inc.
4.30% 05/01/24	5,000	5,427
5.30% 11/01/38	60,000	76,258
	Principal Amount	Fair Value
5.40% 11/01/48	$20,000	$26,780
ConocoPhillips
6.50% 02/01/39	100,000	146,143
Consolidated Edison Company of New York Inc.
3.88% 06/15/47	100,000	111,330
4.13% 05/15/49	50,000	57,961
Constellation Brands Inc.
3.50% 05/09/27	100,000	109,737
3.75% 05/01/50	5,000	5,434
5.25% 11/15/48	15,000	19,807
Consumers Energy Co.
3.75% 02/15/50	100,000	115,187
4.05% 05/15/48	50,000	59,440
Cooperatieve Rabobank UA
0.38% 01/12/24	150,000	149,319
3.95% 11/09/22	100,000	103,794
4.63% 12/01/23	50,000	54,162
Corning Inc.
3.90% 11/15/49	50,000	55,883
Council Of Europe Development Bank
2.63% 02/13/23 (e)	120,000	123,806
Credit Suisse AG
0.50% 02/02/24	190,000	189,367
3.63% 09/09/24	50,000	53,932
Credit Suisse Group AG
4.88% 05/15/45	50,000	62,572
Crown Castle International Corp.
2.25% 01/15/31	55,000	53,743
3.15% 07/15/23	55,000	57,447
3.80% 02/15/28	100,000	110,069
5.20% 02/15/49	50,000	64,744
CSX Corp.
4.10% 03/15/44	68,000	78,852
4.75% 11/15/48	65,000	83,753
CubeSmart LP
2.00% 02/15/31	125,000	121,632
4.38% 02/15/29	15,000	17,091
Cummins Inc.
1.50% 09/01/30	100,000	95,494
CVS Health Corp.
2.63% 08/15/24	100,000	105,068
2.75% 12/01/22	50,000	51,098
3.38% 08/12/24	50,000	53,350
3.70% 03/09/23	16,000	16,708
4.10% 03/25/25	13,000	14,275
4.13% 04/01/40	100,000	114,817
4.30% 03/25/28	43,000	49,032
4.78% 03/25/38	145,000	177,483
5.05% 03/25/48	115,000	148,304
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24	25,000	26,197
3.45% 11/15/29	30,000	31,257
D.R. HORTON Inc.
1.30% 10/15/26	55,000	54,408
Darden Restaurants Inc.
4.55% 02/15/48	15,000	17,262
Deere & Co.
3.90% 06/09/42	71,000	84,403
Dell International LLC/EMC Corp.
6.02% 06/15/26	90,000	107,339
6.20% 07/15/30	100,000	127,974

See Notes to Schedule of Investments.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
8.10% 07/15/36	$100,000	$151,704
Delmarva Power & Light Co.
4.15% 05/15/45	100,000	118,329
Deutsche Bank AG
3.30% 11/16/22	100,000	103,109
Deutsche Bank AG (2.22% fixed rate until 09/18/23; 2.16% + SOFR thereafter)
2.22% 09/18/24 (f)	100,000	102,479
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55% 09/18/31 (f)	100,000	106,836
Deutsche Bank AG (3.96% fixed rate until 11/26/24; 2.58% + SOFR thereafter)
3.96% 11/26/25 (f)	50,000	54,083
Deutsche Telekom International Finance BV
8.75% 06/15/30	50,000	74,250
Devon Energy Corp.
5.00% 06/15/45	100,000	117,342
DH Europe Finance II Sarl
3.40% 11/15/49	100,000	108,151
Diageo Capital PLC
2.13% 04/29/32	100,000	99,350
Diamondback Energy Inc.
3.25% 12/01/26	20,000	21,378
3.50% 12/01/29	50,000	53,489
4.75% 05/31/25	65,000	72,538
Digital Realty Trust LP
4.45% 07/15/28	50,000	57,327
Discovery Communications LLC
3.45% 03/15/25	135,000	144,200
3.90% 11/15/24	50,000	54,111
4.65% 05/15/50	100,000	116,089
Dollar Tree Inc.
3.70% 05/15/23	20,000	20,966
4.00% 05/15/25	50,000	54,663
4.20% 05/15/28	25,000	28,276
Dominion Energy Inc.
1.45% 04/15/26	40,000	40,193
2.25% 08/15/31	45,000	44,886
3.30% 04/15/41	30,000	31,325
4.25% 06/01/28	50,000	56,752
DTE Electric Co.
2.25% 03/01/30	125,000	126,874
2.95% 03/01/50	25,000	25,088
3.70% 03/15/45	45,000	51,011
Duke Energy Carolinas LLC
3.05% 03/15/23	50,000	51,872
3.95% 03/15/48	50,000	57,726
Duke Energy Florida LLC
3.40% 10/01/46	100,000	107,411
3.80% 07/15/28	50,000	56,089
Duke Energy Indiana LLC
2.75% 04/01/50	150,000	143,644
Duke Energy Ohio Inc.
3.65% 02/01/29	100,000	110,344
4.30% 02/01/49	100,000	122,387
DuPont de Nemours Inc.
4.21% 11/15/23	50,000	53,689
4.73% 11/15/28	50,000	58,617
5.32% 11/15/38	15,000	19,398
5.42% 11/15/48	40,000	54,863
	Principal Amount	Fair Value
Eagle Materials Inc.
2.50% 07/01/31	$25,000	$24,740
eBay Inc.
1.90% 03/11/25	40,000	41,183
2.60% 05/10/31	100,000	102,027
Ecolab Inc.
3.25% 12/01/27	70,000	76,569
Edison International
4.13% 03/15/28	50,000	53,474
Eli Lilly & Co.
2.75% 06/01/25	22,000	23,288
3.38% 03/15/29	13,000	14,427
Emera US Finance LP
3.55% 06/15/26	60,000	64,897
Emerson Electric Co.
2.63% 02/15/23	100,000	102,546
Emory University
2.14% 09/01/30	65,000	66,158
2.97% 09/01/50	65,000	67,664
Enable Midstream Partners LP
4.95% 05/15/28	60,000	67,502
Enbridge Energy Partners LP
5.88% 10/15/25	125,000	145,659
Enbridge Inc.
2.50% 08/01/33	100,000	100,372
Enel Chile S.A.
4.88% 06/12/28	50,000	57,570
Energy Transfer LP
6.50% 02/01/42	150,000	195,301
Energy Transfer Operating LP
4.20% 09/15/23	25,000	26,549
5.88% 01/15/24	100,000	109,788
6.00% 06/15/48	50,000	63,367
6.25% 04/15/49	125,000	164,507
Enstar Group Ltd.
3.10% 09/01/31	10,000	9,849
Entergy Louisiana LLC
2.35% 06/15/32	100,000	100,034
3.10% 06/15/41	100,000	103,084
4.05% 09/01/23	50,000	52,904
Entergy Texas Inc.
1.75% 03/15/31	65,000	61,587
4.00% 03/30/29	100,000	111,944
Enterprise Products Operating LLC
3.30% 02/15/53	40,000	39,288
3.90% 02/15/24	75,000	80,049
4.20% 01/31/50	35,000	39,482
4.25% 02/15/48	25,000	28,324
4.45% 02/15/43	142,000	163,286
4.80% 02/01/49	25,000	30,474
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38% 02/15/78 (f)	50,000	52,063
EOG Resources Inc.
4.38% 04/15/30	100,000	116,750
Equifax Inc.
2.60% 12/01/24	50,000	52,480
Equinix Inc.
2.15% 07/15/30	115,000	112,493
2.63% 11/18/24	65,000	68,103
Equinor ASA
2.88% 04/06/25 (e)	100,000	106,194

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.95% 05/15/43 (e)	$100,000	$115,334
ERP Operating LP
1.85% 08/01/31	100,000	96,691
Essential Utilities Inc.
2.70% 04/15/30	100,000	103,498
European Investment Bank
0.25% 09/15/23 (e)	100,000	99,880
0.38% 12/15/25 (e)	100,000	98,054
0.75% 10/26/26	56,000	55,233
2.00% 12/15/22 (e)	200,000	204,340
2.25% 06/24/24 (e)	250,000	261,745
2.63% 03/15/24 (e)	285,000	300,116
Evergy Metro Inc.
4.20% 06/15/47	100,000	120,062
Eversource Energy
2.90% 10/01/24	100,000	105,622
Exelon Generation Company LLC
3.25% 06/01/25	95,000	101,283
Expedia Group Inc.
3.25% 02/15/30	35,000	36,213
4.63% 08/01/27	90,000	102,057
Exxon Mobil Corp.
1.57% 04/15/23	100,000	101,933
2.71% 03/06/25	50,000	52,722
2.99% 03/19/25	100,000	106,663
3.04% 03/01/26	150,000	161,860
3.10% 08/16/49	25,000	25,295
4.23% 03/19/40	100,000	118,769
Fairfax Financial Holdings Ltd.
4.63% 04/29/30	25,000	28,182
Federal Realty Investment Trust
3.20% 06/15/29	50,000	53,391
FedEx Corp.
2.40% 05/15/31	65,000	65,417
4.05% 02/15/48	100,000	112,104
4.75% 11/15/45	95,000	115,939
Fidelity National Financial Inc.
4.50% 08/15/28	25,000	28,458
Fiserv Inc.
2.25% 06/01/27	100,000	103,077
3.50% 07/01/29	45,000	49,008
3.80% 10/01/23	25,000	26,578
4.20% 10/01/28	30,000	34,142
4.40% 07/01/49	40,000	47,798
Flex Ltd.
4.88% 06/15/29	25,000	28,757
Florida Power & Light Co.
4.13% 02/01/42	100,000	120,558
Fomento Economico Mexicano SAB de C.V.
3.50% 01/16/50	150,000	157,050
Fortune Brands Home & Security Inc.
3.25% 09/15/29	50,000	53,893
Fox Corp.
4.03% 01/25/24	125,000	134,075
FS KKR Capital Corp.
4.13% 02/01/25	25,000	26,711
GATX Corp.
3.50% 03/15/28	100,000	109,074
GE Capital Funding LLC
3.45% 05/15/25	100,000	107,871
4.40% 05/15/30	100,000	116,169
	Principal Amount	Fair Value
GE Capital International Funding Company Unlimited Co.
4.42% 11/15/35	$250,000	$300,530
General Dynamics Corp.
3.38% 05/15/23	50,000	52,345
3.75% 05/15/28	55,000	61,814
General Electric Co.
6.75% 03/15/32	100,000	137,200
General Mills Inc.
3.65% 02/15/24	50,000	53,154
General Motors Co.
5.40% 10/02/23	100,000	109,085
6.80% 10/01/27	55,000	68,701
General Motors Financial Company Inc.
1.70% 08/18/23	100,000	101,916
2.35% 01/08/31	100,000	98,007
3.70% 05/09/23	100,000	104,373
4.35% 01/17/27	100,000	112,119
5.25% 03/01/26	55,000	62,848
Georgia Power Co.
2.65% 09/15/29	100,000	104,222
Georgia-Pacific LLC
8.88% 05/15/31	50,000	78,062
Gilead Sciences Inc.
0.75% 09/29/23	145,000	145,014
3.65% 03/01/26	100,000	109,528
3.70% 04/01/24	50,000	53,431
4.80% 04/01/44	150,000	188,514
GlaxoSmithKline Capital Inc.
3.63% 05/15/25	55,000	60,079
3.88% 05/15/28	100,000	113,206
GLP Capital LP/GLP Financing II Inc.
4.00% 01/15/31	100,000	107,817
5.25% 06/01/25	10,000	11,159
5.38% 11/01/23 - 04/15/26	30,000	33,553
5.75% 06/01/28	10,000	11,799
Halliburton Co.
2.92% 03/01/30	50,000	51,719
3.50% 08/01/23	6,000	6,285
5.00% 11/15/45	50,000	59,852
Hasbro Inc.
3.00% 11/19/24	50,000	52,944
HCA Inc.
3.50% 07/15/51	100,000	99,200
4.50% 02/15/27	30,000	33,772
4.75% 05/01/23	30,000	31,881
5.00% 03/15/24	50,000	54,841
5.25% 04/15/25 - 06/15/26	70,000	79,833
5.50% 06/15/47	35,000	45,194
Healthpeak Properties Inc.
2.88% 01/15/31	100,000	104,261
Hewlett Packard Enterprise Co.
4.45% 10/02/23	100,000	107,130
6.35% 10/15/45	150,000	202,041
Highwoods Realty LP
4.20% 04/15/29	25,000	27,997
Honeywell International Inc.
2.70% 08/15/29	30,000	31,862
3.35% 12/01/23	50,000	53,076
5.38% 03/01/41	100,000	137,914
Host Hotels & Resorts LP
3.38% 12/15/29	100,000	102,942

See Notes to Schedule of Investments.
98	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
HP Inc.
6.00% 09/15/41	$162,000	$209,320
HSBC Holdings PLC
3.90% 05/25/26	50,000	54,949
5.25% 03/14/44	100,000	129,996
HSBC Holdings PLC (1.65% fixed rate until 04/18/25; 1.54% + SOFR thereafter)
1.65% 04/18/26 (f)	200,000	201,180
HSBC Holdings PLC (2.36% fixed rate until 08/18/30; 1.95% + SOFR thereafter)
2.36% 08/18/31 (f)	100,000	98,788
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80% 03/11/25 (f)	100,000	106,650
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95% 05/18/24 (f)	100,000	105,312
HSBC Holdings PLC (3.97% fixed rate until 05/22/29; 1.61% + 3 month USD LIBOR thereafter)
3.97% 05/22/30 (f)	100,000	110,495
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (f)	100,000	110,248
Hubbell Inc.
3.50% 02/15/28	50,000	54,341
Humana Inc.
2.90% 12/15/22	100,000	102,838
Huntsman International LLC
4.50% 05/01/29	20,000	22,619
Hyatt Hotels Corp.
5.75% 04/23/30	25,000	29,941
IDEX Corp.
3.00% 05/01/30	10,000	10,516
Illinois Tool Works Inc.
2.65% 11/15/26	100,000	107,017
Indiana Michigan Power Co.
3.85% 05/15/28	25,000	27,867
Indiana University Health Inc. Obligated Group
2.85% 11/01/51	15,000	15,243
ING Groep N.V.
3.95% 03/29/27	100,000	112,043
Ingredion Inc.
2.90% 06/01/30	100,000	104,445
Intel Corp.
2.45% 11/15/29	135,000	140,688
3.10% 02/15/60	35,000	34,386
3.75% 03/25/27	100,000	112,126
4.95% 03/25/60	100,000	139,933
Inter-American Development Bank
0.50% 09/23/24	150,000	149,712
0.63% 07/15/25 (e)	150,000	149,202
1.75% 03/14/25 (e)	100,000	103,596
2.13% 01/15/25 (e)	200,000	209,500
2.38% 07/07/27 (e)	100,000	106,699
2.63% 01/16/24 (e)	100,000	104,970
Intercontinental Exchange Inc.
2.65% 09/15/40	100,000	95,710
	Principal Amount	Fair Value
3.00% 06/15/50	$15,000	$14,801
3.45% 09/21/23	90,000	95,025
International Bank for Reconstruction & Development
0.25% 11/24/23 (e)	100,000	99,786
0.50% 10/28/25 (e)	300,000	296,139
0.75% 11/24/27 (e)	185,000	179,792
1.13% 09/13/28	160,000	157,478
1.25% 02/10/31 (e)	250,000	243,705
1.50% 08/28/24 (e)	100,000	102,716
2.50% 07/29/25 (e)	200,000	212,974
International Business Machines Corp.
2.95% 05/15/50	100,000	98,567
3.50% 05/15/29	130,000	143,567
4.00% 06/20/42	150,000	173,049
International Finance Corp.
0.50% 03/20/23 (e)	200,000	200,812
International Flavors & Fragrances Inc.
5.00% 09/26/48	15,000	19,287
Intuit Inc.
0.65% 07/15/23	65,000	65,299
Invesco Finance PLC
3.13% 11/30/22	100,000	103,120
Jabil Inc.
3.95% 01/12/28	100,000	110,195
Jefferies Group LLC
2.75% 10/15/32	85,000	85,507
John Deere Capital Corp.
1.45% 01/15/31	70,000	66,832
2.00% 06/17/31	50,000	49,981
2.70% 01/06/23	100,000	103,000
3.45% 06/07/23 - 03/13/25	75,000	80,606
Johnson & Johnson
2.25% 09/01/50	100,000	92,612
2.45% 03/01/26	75,000	79,488
3.40% 01/15/38	25,000	28,232
3.50% 01/15/48	30,000	34,505
4.38% 12/05/33	150,000	184,942
Johnson Controls International PLC
3.63% 07/02/24 (g)	75,000	80,059
JPMorgan Chase & Co.
6.40% 05/15/38	100,000	145,734
JPMorgan Chase & Co. (0.70% fixed rate until 03/16/23; 0.58% + SOFR thereafter)
0.70% 03/16/24 (f)	200,000	200,562
JPMorgan Chase & Co. (0.77% fixed rate until 08/09/24; 0.49% + SOFR thereafter)
0.77% 08/09/25 (f)	250,000	248,965
JPMorgan Chase & Co. (1.04% fixed rate until 02/04/26; 0.70% + SOFR thereafter)
1.04% 02/04/27 (f)	250,000	245,257
JPMorgan Chase & Co. (1.05% fixed rate until 11/19/25; 0.80% + SOFR thereafter)
1.05% 11/19/26 (f)	150,000	147,621

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	99

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (1.95% fixed rate until 02/04/31; 1.07% + SOFR thereafter)
1.95% 02/04/32 (f)	$150,000	$144,807
JPMorgan Chase & Co. (2.58% fixed rate until 04/22/31; 1.25% + SOFR thereafter)
2.58% 04/22/32 (f)	75,000	76,165
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (f)	35,000	36,446
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (f)	50,000	51,927
JPMorgan Chase & Co. (3.33% fixed rate until 04/22/51; 1.58% + SOFR thereafter)
3.33% 04/22/52 (f)	35,000	36,868
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54% 05/01/28 (f)	50,000	54,653
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70% 05/06/30 (f)	75,000	82,828
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80% 07/23/24 (f)	100,000	105,714
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (f)	50,000	57,140
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (f)	100,000	115,124
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (f)	100,000	110,392
JPMorgan Chase & Co. (3.96% fixed rate until 11/15/47; 1.38% + 3 month USD LIBOR thereafter)
3.96% 11/15/48 (f)	100,000	116,311
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02% 12/05/24 (f)	50,000	53,582
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45% 12/05/29 (f)	50,000	57,520
Juniper Networks Inc.
3.75% 08/15/29	50,000	54,741
Kaiser Foundation Hospitals
2.81% 06/01/41	65,000	66,006
3.00% 06/01/51	70,000	71,494
	Principal Amount	Fair Value
Kansas City Southern
4.70% 05/01/48	$50,000	$61,976
Kennametal Inc.
4.63% 06/15/28	25,000	28,228
Kentucky Utilities Co.
4.38% 10/01/45	40,000	48,593
Keurig Dr Pepper Inc.
4.60% 05/25/28	50,000	58,009
4.99% 05/25/38	125,000	156,554
KeyBank NA
3.90% 04/13/29	100,000	111,531
Keysight Technologies Inc.
3.00% 10/30/29	25,000	26,444
Kilroy Realty LP
3.45% 12/15/24	50,000	53,403
Kimberly-Clark Corp.
1.05% 09/15/27	25,000	24,640
Kimco Realty Corp.
2.25% 12/01/31	20,000	19,601
3.70% 10/01/49	50,000	54,030
Kinder Morgan Energy Partners LP
5.00% 08/15/42	142,000	167,811
Kinder Morgan Inc.
5.05% 02/15/46	50,000	60,476
5.30% 12/01/34	100,000	123,343
KLA Corp.
4.65% 11/01/24	115,000	126,946
Koninklijke Philips N.V.
6.88% 03/11/38	100,000	149,014
Kreditanstalt fuer Wiederaufbau
0.50% 09/20/24 (e)	500,000	499,055
2.00% 05/02/25 (e)	150,000	156,772
2.88% 04/03/28 (e)	175,000	192,362
L3Harris Technologies Inc.
3.83% 04/27/25	50,000	54,354
4.85% 04/27/35	40,000	49,446
Laboratory Corporation of America Holdings
4.00% 11/01/23	100,000	106,074
Lam Research Corp.
3.80% 03/15/25	115,000	125,267
Landwirtschaftliche Rentenbank
2.50% 11/15/27 (e)	100,000	107,520
Las Vegas Sands Corp.
2.90% 06/25/25	65,000	65,321
3.90% 08/08/29	40,000	40,782
Lazard Group LLC
4.38% 03/11/29	50,000	56,614
Lear Corp.
4.25% 05/15/29	25,000	27,940
5.25% 05/15/49	25,000	30,967
Leggett & Platt Inc.
4.40% 03/15/29	100,000	114,216
Leidos Inc.
2.30% 02/15/31	30,000	29,279
Lexington Realty Trust
2.38% 10/01/31	15,000	14,575
Life Storage LP
4.00% 06/15/29	50,000	55,943
Lincoln National Corp.
4.38% 06/15/50	55,000	66,709
Lloyds Banking Group PLC
4.65% 03/24/26	50,000	56,199

See Notes to Schedule of Investments.
100	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Lloyds Banking Group PLC (0.70% fixed rate until 05/11/23; 0.55% + 1 year CMT Rate thereafter)
0.70% 05/11/24 (f)	$200,000	$200,454
Lloyds Banking Group PLC (1.63% fixed rate until 05/11/26; 0.85% + 1 year CMT Rate thereafter)
1.63% 05/11/27 (f)	200,000	199,792
Lockheed Martin Corp.
2.80% 06/15/50	50,000	49,562
4.70% 05/15/46	150,000	196,846
Loews Corp.
2.63% 05/15/23	100,000	103,071
Lowe's Companies Inc.
1.70% 10/15/30	45,000	43,058
2.50% 04/15/26	130,000	137,146
2.63% 04/01/31	100,000	102,687
3.00% 10/15/50	30,000	29,223
3.38% 09/15/25	30,000	32,477
LYB International Finance BV
4.88% 03/15/44	100,000	122,877
LYB International Finance II BV
3.50% 03/02/27	100,000	109,011
Marathon Petroleum Corp.
4.50% 04/01/48	25,000	28,402
4.75% 12/15/23	50,000	54,021
Markel Corp.
3.45% 05/07/52	70,000	72,705
3.50% 11/01/27	50,000	54,667
Marriott International Inc.
4.00% 04/15/28	50,000	54,955
4.63% 06/15/30	90,000	102,944
5.75% 05/01/25	40,000	45,789
Marsh & McLennan Companies Inc.
4.38% 03/15/29	25,000	29,032
4.75% 03/15/39	100,000	126,485
4.90% 03/15/49	15,000	20,210
Martin Marietta Materials Inc.
3.20% 07/15/51	35,000	34,802
3.50% 12/15/27	50,000	55,028
Massachusetts Institute of Technology
3.89% 07/01/16	126,000	152,112
Mastercard Inc.
2.00% 03/03/25	100,000	103,836
2.95% 11/21/26	100,000	108,414
McCormick & Company Inc.
0.90% 02/15/26	100,000	98,336
McDonald's Corp.
3.50% 07/01/27	100,000	110,411
3.63% 09/01/49	55,000	60,050
3.70% 02/15/42	150,000	164,749
3.80% 04/01/28	50,000	55,954
MDC Holdings Inc.
3.97% 08/06/61	100,000	95,638
Mead Johnson Nutrition Co.
4.13% 11/15/25	110,000	122,354
Medtronic Inc.
4.63% 03/15/45	82,000	106,960
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	95,000	118,718
	Principal Amount	Fair Value
Merck & Company Inc.
3.40% 03/07/29	$25,000	$27,683
3.90% 03/07/39	25,000	29,199
4.00% 03/07/49	115,000	137,836
Mercy Health
4.30% 07/01/28	100,000	114,437
MetLife Inc.
4.13% 08/13/42	50,000	59,390
6.50% 12/15/32	150,000	210,772
Micron Technology Inc.
4.64% 02/06/24	15,000	16,270
4.66% 02/15/30	100,000	115,561
Microsoft Corp.
2.40% 08/08/26	100,000	106,251
2.53% 06/01/50	150,000	144,849
2.88% 02/06/24	150,000	157,768
2.92% 03/17/52	115,000	119,639
3.30% 02/06/27	100,000	110,653
3.45% 08/08/36	48,000	55,010
3.50% 02/12/35	65,000	74,930
MidAmerican Energy Co.
4.25% 07/15/49	100,000	123,639
Mitsubishi UFJ Financial Group Inc.
2.76% 09/13/26	50,000	52,844
3.46% 03/02/23	100,000	104,317
3.96% 03/02/28	100,000	112,142
4.05% 09/11/28	100,000	113,407
4.15% 03/07/39	70,000	82,305
Mizuho Financial Group Inc.
3.55% 03/05/23	100,000	104,461
4.02% 03/05/28	100,000	112,739
Mizuho Financial Group Inc. (1.23% fixed rate until 05/22/26; 0.67% + 1 year CMT Rate thereafter)
1.23% 05/22/27 (f)	100,000	98,405
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 1.24% + SOFR thereafter)
2.84% 07/16/25 (f)	100,000	105,147
Mohawk Industries Inc.
3.63% 05/15/30	100,000	108,936
Moody's Corp.
3.25% 05/20/50	100,000	102,811
Morgan Stanley
3.13% 01/23/23	100,000	103,538
3.95% 04/23/27	50,000	55,609
4.00% 07/23/25	95,000	104,698
4.35% 09/08/26	50,000	56,382
4.88% 11/01/22	50,000	52,386
Morgan Stanley (0.73% fixed rate until 04/05/23; 0.62% + SOFR thereafter)
0.73% 04/05/24 (f)	95,000	95,320
Morgan Stanley (0.99% fixed rate until 12/10/25; 0.72% + SOFR thereafter)
0.99% 12/10/26 (f)	100,000	98,244
Morgan Stanley (1.59% fixed rate until 05/04/26; 2.53% + SOFR thereafter)
1.59% 05/04/27 (f)	95,000	95,274
Morgan Stanley (1.93% fixed rate until 04/28/31; 1.02% + SOFR thereafter)
1.93% 04/28/32 (f)	120,000	115,189

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	101

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (f)	$250,000	$244,532
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72% 07/22/25 (f)	15,000	15,712
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (f)	100,000	96,917
Morgan Stanley (3.22% fixed rate until 04/22/41; 1.49% + SOFR thereafter)
3.22% 04/22/42 (f)	55,000	57,505
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74% 04/24/24 (f)	110,000	115,434
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77% 01/24/29 (f)	100,000	110,709
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46% 04/22/39 (f)	100,000	121,040
MPLX LP
4.00% 03/15/28	35,000	38,702
4.25% 12/01/27	35,000	39,416
4.50% 04/15/38	30,000	33,549
4.70% 04/15/48	25,000	28,811
4.80% 02/15/29	70,000	81,066
5.50% 02/15/49	70,000	88,803
Mylan Inc.
4.55% 04/15/28	100,000	114,013
Nasdaq Inc.
3.25% 04/28/50	20,000	20,056
National Bank of Canada (0.55% fixed rate until 11/15/23; 0.40% + 1 year CMT Rate thereafter)
0.55% 11/15/24 (f)	150,000	149,641
National Fuel Gas Co.
4.75% 09/01/28	50,000	55,974
National Retail Properties Inc.
3.60% 12/15/26	100,000	108,781
National Rural Utilities Cooperative Finance Corp.
1.35% 03/15/31	125,000	116,601
3.70% 03/15/29	50,000	56,014
4.40% 11/01/48	10,000	12,690
Natwest Group PLC
3.88% 09/12/23	100,000	106,065
Natwest Group PLC (3.07% fixed rate until 05/22/27; 2.55% + 1 year CMT Rate thereafter)
3.07% 05/22/28 (f)	100,000	106,105
Natwest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89% 05/18/29 (f)	100,000	116,292
Newmont Corp.
2.25% 10/01/30	65,000	64,673
	Principal Amount	Fair Value
NextEra Energy Capital Holdings Inc.
0.65% 03/01/23	$115,000	$115,428
3.15% 04/01/24	100,000	105,750
3.50% 04/01/29	100,000	109,524
NIKE Inc.
2.40% 03/27/25	100,000	105,036
3.25% 03/27/40	100,000	109,058
NiSource Inc.
3.60% 05/01/30	100,000	109,746
4.38% 05/15/47	100,000	119,275
Nomura Holdings Inc.
1.85% 07/16/25	100,000	101,343
Nordic Investment Bank
0.38% 09/11/25 (e)	250,000	245,725
Norfolk Southern Corp.
2.90% 08/25/51	50,000	48,410
3.80% 08/01/28	30,000	33,580
3.94% 11/01/47	60,000	68,551
4.10% 05/15/21	25,000	27,752
Northern Trust Corp.
1.95% 05/01/30	90,000	90,249
3.65% 08/03/28	100,000	112,320
Northrop Grumman Corp.
2.93% 01/15/25	50,000	52,956
3.25% 01/15/28	65,000	70,225
4.03% 10/15/47	75,000	88,271
Northwell Healthcare Inc.
3.81% 11/01/49	50,000	55,701
Northwestern University
3.66% 12/01/57	10,000	12,145
NOV Inc.
3.60% 12/01/29	100,000	105,235
Novartis Capital Corp.
2.20% 08/14/30	50,000	51,296
3.00% 11/20/25	50,000	53,763
Nucor Corp.
2.00% 06/01/25	35,000	36,019
Nutrien Ltd.
3.63% 03/15/24	150,000	159,513
5.00% 04/01/49	50,000	65,413
NVIDIA Corp.
0.58% 06/14/24	40,000	40,053
1.55% 06/15/28	50,000	49,810
2.00% 06/15/31	50,000	49,813
NXP BV/NXP Funding LLC
5.55% 12/01/28 (c)	100,000	121,287
Office Properties Income Trust
4.50% 02/01/25	100,000	107,205
Ohio Power Co.
1.63% 01/15/31	100,000	95,522
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	54,077
Omega Healthcare Investors Inc.
4.50% 04/01/27	100,000	111,350
Oncor Electric Delivery Company LLC
3.70% 11/15/28	100,000	112,296
3.80% 06/01/49	100,000	116,806
ONE Gas Inc.
1.10% 03/11/24	100,000	100,002
4.50% 11/01/48	20,000	24,339
ONEOK Inc.
4.35% 03/15/29	50,000	56,346

See Notes to Schedule of Investments.
102	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
ONEOK Partners LP
6.13% 02/01/41	$162,000	$208,154
Oracle Corp.
2.50% 04/01/25	100,000	104,628
2.65% 07/15/26	100,000	105,446
2.80% 04/01/27	100,000	105,938
2.88% 03/25/31	50,000	51,526
3.25% 05/15/30	50,000	53,574
3.60% 04/01/40	150,000	155,527
3.63% 07/15/23	125,000	132,117
3.95% 03/25/51	80,000	84,752
4.00% 07/15/46	100,000	105,973
4.10% 03/25/61	150,000	160,488
4.30% 07/08/34	100,000	113,720
Orange S.A.
9.00% 03/01/31	50,000	77,742
ORIX Corp.
4.05% 01/16/24	100,000	107,253
Otis Worldwide Corp.
2.29% 04/05/27	20,000	20,777
3.11% 02/15/40	50,000	51,258
Owens Corning
3.88% 06/01/30	50,000	55,127
Owl Rock Capital Corp.
3.40% 07/15/26	100,000	104,140
PACCAR Financial Corp.
0.80% 06/08/23	70,000	70,507
1.80% 02/06/25	35,000	36,020
Pacific Gas & Electric Co.
1.37% 03/10/23	135,000	134,549
3.25% 06/01/31	85,000	84,697
4.20% 06/01/41	115,000	113,950
PacifiCorp
4.15% 02/15/50	50,000	59,528
6.25% 10/15/37	53,000	75,055
Packaging Corp. of America
3.05% 10/01/51	45,000	44,431
Parker-Hannifin Corp.
4.00% 06/14/49	20,000	22,951
PayPal Holdings Inc.
2.30% 06/01/30	55,000	56,379
2.40% 10/01/24	35,000	36,771
2.85% 10/01/29	30,000	31,954
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	25,993
PECO Energy Co.
2.85% 09/15/51	65,000	64,135
PepsiCo Inc.
2.25% 03/19/25	100,000	104,376
2.75% 03/01/23	50,000	51,768
2.88% 10/15/49	25,000	25,459
3.00% 10/15/27	100,000	109,435
3.38% 07/29/49	35,000	38,417
3.45% 10/06/46	50,000	55,248
PerkinElmer Inc.
2.25% 09/15/31	35,000	34,570
3.30% 09/15/29	15,000	16,162
Pfizer Inc.
1.75% 08/18/31	100,000	97,698
3.45% 03/15/29	50,000	55,573
3.60% 09/15/28	50,000	56,182
4.00% 12/15/36 - 03/15/49	125,000	149,144
4.30% 06/15/43	100,000	122,613
Philip Morris International Inc.
0.88% 05/01/26	50,000	49,102
	Principal Amount	Fair Value
1.13% 05/01/23	$85,000	$86,080
1.75% 11/01/30	50,000	48,090
3.13% 03/02/28	50,000	53,845
3.38% 08/15/29	50,000	54,798
3.88% 08/21/42	92,000	99,739
Phillips 66
3.70% 04/06/23	100,000	104,733
3.90% 03/15/28	50,000	55,459
4.88% 11/15/44	45,000	56,632
Phillips 66 Partners LP
3.15% 12/15/29	50,000	52,151
3.75% 03/01/28	10,000	10,845
4.68% 02/15/45	10,000	11,526
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30	100,000	106,602
3.85% 10/15/23	100,000	105,174
PNC Bank NA
3.10% 10/25/27	100,000	109,206
President & Fellows of Harvard College
3.15% 07/15/46	50,000	55,070
Principal Financial Group Inc.
3.40% 05/15/25	50,000	53,729
Prologis LP
4.38% 02/01/29	65,000	75,766
Providence St Joseph Health Obligated Group
3.93% 10/01/48	20,000	23,524
Prudential Financial Inc.
4.35% 02/25/50	100,000	125,434
Prudential Financial Inc. (3.70% fixed rate until 07/01/30; 3.04% + 5 year CMT Rate thereafter)
3.70% 10/01/50 (f)	80,000	83,834
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (f)	100,000	116,706
Public Service Company of Colorado
3.70% 06/15/28	50,000	55,802
4.10% 06/15/48	30,000	36,080
Public Service Electric & Gas Co.
3.20% 08/01/49	90,000	95,353
3.65% 09/01/28	25,000	27,937
Public Service Electric and Gas Co.
1.90% 08/15/31	25,000	24,616
Public Service Enterprise Group Inc.
2.88% 06/15/24	15,000	15,792
Public Storage
3.39% 05/01/29	30,000	32,955
Puget Energy Inc.
3.65% 05/15/25	50,000	53,543
QUALCOMM Inc.
3.25% 05/20/50	115,000	123,064
Quest Diagnostics Inc.
4.25% 04/01/24	50,000	53,846
Raymond James Financial Inc.
3.75% 04/01/51	85,000	94,602
Raytheon Technologies Corp.
3.95% 08/16/25	15,000	16,523

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	103

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.13% 11/16/28	$30,000	$34,152
4.45% 11/16/38	60,000	72,649
4.50% 06/01/42	158,000	194,315
4.63% 11/16/48	15,000	18,945
Regency Centers LP
4.13% 03/15/28	50,000	56,084
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	70,000	66,520
Reliance Steel & Aluminum Co.
1.30% 08/15/25	105,000	104,749
RELX Capital Inc.
3.50% 03/16/23	30,000	31,259
4.00% 03/18/29	25,000	28,140
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	25,000	27,335
Republic Services Inc.
3.05% 03/01/50	50,000	50,905
Reynolds American Inc.
4.45% 06/12/25	100,000	110,244
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	150,000	200,641
Rockwell Automation Inc.
1.75% 08/15/31	50,000	48,749
3.50% 03/01/29	45,000	50,100
Rogers Communications Inc.
2.90% 11/15/26	100,000	106,311
3.00% 03/15/23	50,000	51,489
3.70% 11/15/49	100,000	103,306
Roper Technologies Inc.
3.80% 12/15/26	100,000	110,995
Ross Stores Inc.
0.88% 04/15/26	50,000	49,098
Royal Bank of Canada
0.50% 10/26/23	100,000	100,060
0.88% 01/20/26	100,000	98,437
1.60% 04/17/23	80,000	81,562
Royalty Pharma PLC
3.30% 09/02/40	100,000	99,947
RPM International Inc.
4.25% 01/15/48	50,000	55,756
Ryder System Inc.
3.40% 03/01/23	50,000	51,936
Sabine Pass Liquefaction LLC
4.50% 05/15/30	125,000	144,200
5.63% 03/01/25	135,000	153,198
Sabra Health Care LP
3.90% 10/15/29	25,000	26,330
salesforce.com Inc.
0.63% 07/15/24	55,000	55,099
Salesforce.com Inc.
2.90% 07/15/51	50,000	50,034
3.05% 07/15/61	25,000	25,325
San Diego Gas & Electric Co.
3.60% 09/01/23	100,000	105,309
Santander Holdings USA Inc.
3.40% 01/18/23	50,000	51,699
3.50% 06/07/24	100,000	106,236
Santander UK Group Holdings PLC (1.53% fixed rate until 08/21/25; 1.25% + 1 year CMT Rate thereafter)
1.53% 08/21/26 (f)	100,000	99,827
	Principal Amount	Fair Value
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37% 01/05/24 (f)	$100,000	$103,351
Schlumberger Investment S.A.
2.65% 06/26/30	100,000	103,191
Sempra Energy
3.80% 02/01/38	100,000	110,692
4.05% 12/01/23	50,000	53,258
Shell International Finance BV
3.25% 04/06/50	100,000	106,431
3.50% 11/13/23	140,000	148,805
4.00% 05/10/46	50,000	58,803
4.38% 05/11/45	100,000	122,840
Shire Acquisitions Investments Ireland DAC
3.20% 09/23/26	50,000	53,992
Simon Property Group LP
2.45% 09/13/29	100,000	102,100
3.25% 09/13/49	100,000	101,230
SL Green Operating Partnership LP
3.25% 10/15/22	30,000	30,750
Snap-on Inc.
3.10% 05/01/50	15,000	15,729
Southern California Edison Co.
3.60% 02/01/45	125,000	126,052
4.20% 03/01/29	100,000	112,437
Southern California Gas Co.
2.55% 02/01/30	50,000	51,475
Southern Company Gas Capital Corp.
3.15% 09/30/51	100,000	99,464
Southern Power Co.
0.90% 01/15/26	100,000	98,121
Southwest Airlines Co.
3.00% 11/15/26	100,000	106,414
5.13% 06/15/27	40,000	46,774
Southwestern Public Service Co.
3.15% 05/01/50	100,000	104,444
Spectra Energy Partners LP
3.50% 03/15/25	50,000	53,610
Spirit Realty LP
2.70% 02/15/32	155,000	153,813
SSM Health Care Corp.
3.69% 06/01/23	10,000	10,441
Stanley Black & Decker Inc.
2.30% 03/15/30	50,000	51,369
Starbucks Corp.
3.10% 03/01/23	50,000	51,797
3.35% 03/12/50	15,000	15,617
3.75% 12/01/47	35,000	38,344
Steel Dynamics Inc.
3.25% 01/15/31	40,000	42,637
Sumitomo Mitsui Financial Group Inc.
2.14% 09/23/30	100,000	96,595
2.70% 07/16/24	100,000	104,935
3.01% 10/19/26	100,000	107,226
3.35% 10/18/27	50,000	54,654
4.31% 10/16/28	100,000	114,796
Suncor Energy Inc.
3.10% 05/15/25	75,000	79,810
6.85% 06/01/39	50,000	72,697

See Notes to Schedule of Investments.
104	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Sunoco Logistics Partners Operations LP
5.95% 12/01/25	$50,000	$57,968
Suzano Austria GmbH
3.75% 01/15/31	55,000	56,621
Synchrony Financial
3.95% 12/01/27	100,000	110,315
4.38% 03/19/24	35,000	37,751
Sysco Corp.
3.30% 02/15/50	20,000	20,521
6.60% 04/01/40	100,000	146,716
Takeda Pharmaceutical Company Ltd.
4.40% 11/26/23	50,000	53,880
5.00% 11/26/28	50,000	59,661
Tampa Electric Co.
4.30% 06/15/48	50,000	61,026
Target Corp.
2.25% 04/15/25	100,000	104,336
TC PipeLines LP
3.90% 05/25/27	100,000	111,015
Teck Resources Ltd.
6.25% 07/15/41	100,000	133,568
Telefonica Emisiones S.A.
4.10% 03/08/27	100,000	112,328
TELUS Corp.
4.60% 11/16/48	50,000	62,245
Texas Instruments Inc.
3.88% 03/15/39	100,000	117,913
Textron Inc.
3.90% 09/17/29	50,000	55,655
The AES Corp.
2.45% 01/15/31	100,000	99,023
The Allstate Corp.
4.20% 12/15/46	100,000	122,457
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (f)	50,000	53,991
The Asian Infrastructure Investment Bank
0.25% 09/29/23 (e)	135,000	134,735
The Bank of New York Mellon Corp.
3.00% 02/24/25	105,000	112,104
3.50% 04/28/23	100,000	104,944
The Bank of Nova Scotia
1.30% 09/15/26	25,000	24,822
2.00% 11/15/22	100,000	101,913
2.70% 08/03/26	100,000	106,002
The Boeing Co.
1.43% 02/04/24	65,000	65,094
2.20% 02/04/26	200,000	201,588
2.95% 02/01/30	50,000	50,941
3.10% 05/01/26	100,000	105,457
3.20% 03/01/29	50,000	52,034
3.75% 02/01/50	50,000	50,693
4.88% 05/01/25	155,000	172,566
5.71% 05/01/40	100,000	127,243
5.81% 05/01/50	100,000	133,666
The Charles Schwab Corp.
1.15% 05/13/26	100,000	100,098
1.95% 12/01/31	100,000	98,415
3.85% 05/21/25	50,000	54,757
The Coca-Cola Co.
2.25% 01/05/32	50,000	50,646
	Principal Amount	Fair Value
2.50% 06/01/40 - 03/15/51	$170,000	$162,485
2.88% 05/05/41	25,000	25,766
The Dayton Power & Light Co.
3.95% 06/15/49	15,000	16,866
The Dow Chemical Co.
3.60% 11/15/50	100,000	106,311
The Estee Lauder Companies Inc.
1.95% 03/15/31	45,000	44,764
2.38% 12/01/29	20,000	20,760
3.13% 12/01/49	30,000	32,229
The George Washington University
4.13% 09/15/48 (e)	50,000	60,982
The Georgetown University
2.94% 04/01/50	10,000	9,854
The Goldman Sachs Group Inc.
2.60% 02/07/30	95,000	97,772
3.50% 04/01/25 - 11/16/26	150,000	161,608
3.63% 02/20/24	100,000	106,580
4.80% 07/08/44	100,000	127,817
6.25% 02/01/41	50,000	73,028
6.75% 10/01/37	100,000	143,153
The Goldman Sachs Group Inc. (0.66% fixed rate until 09/10/23; 0.51% + SOFR thereafter)
0.66% 09/10/24 (f)	200,000	200,068
The Goldman Sachs Group Inc. (1.09% fixed rate until 12/09/25; 0.79% + SOFR thereafter)
1.09% 12/09/26 (f)	100,000	98,526
The Goldman Sachs Group Inc. (1.43% fixed rate until 03/09/26; 0.80% + SOFR thereafter)
1.43% 03/09/27 (f)	200,000	199,408
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99% 01/27/32 (f)	115,000	110,790
The Goldman Sachs Group Inc. (2.62% fixed rate until 04/22/31; 1.28% + SOFR thereafter)
2.62% 04/22/32 (f)	70,000	70,826
The Hershey Co.
3.38% 05/15/23	50,000	52,329
The Home Depot Inc.
1.50% 09/15/28	50,000	49,495
1.88% 09/15/31	20,000	19,652
2.38% 03/15/51	100,000	90,920
2.75% 09/15/51	50,000	48,802
3.13% 12/15/49	50,000	52,159
3.30% 04/15/40	100,000	108,396
3.90% 12/06/28	100,000	114,474
4.20% 04/01/43	50,000	60,234
The Interpublic Group of Companies Inc.
4.65% 10/01/28	10,000	11,638
The JM Smucker Co.
3.38% 12/15/27	100,000	109,322
The Kroger Co.
3.85% 08/01/23	50,000	52,694
4.50% 01/15/29	100,000	117,090
5.40% 01/15/49	100,000	136,693

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	105

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
The Mosaic Co.
3.25% 11/15/22	$50,000	$51,448
The New York & Presbyterian Hospital
2.26% 08/01/40	25,000	23,280
3.95% 08/01/19	35,000	40,993
The PNC Financial Services Group Inc.
3.45% 04/23/29	100,000	110,738
The Procter & Gamble Co.
2.45% 11/03/26	100,000	106,210
The Sherwin-Williams Co.
3.95% 01/15/26	100,000	110,590
The Timken Co.
4.50% 12/15/28	20,000	22,369
The TJX Companies Inc.
1.15% 05/15/28	100,000	97,930
The Toronto-Dominion Bank
0.75% 09/11/25	100,000	98,789
1.25% 09/10/26	100,000	99,331
3.25% 03/11/24	100,000	106,246
The Travelers Companies Inc.
4.00% 05/30/47	100,000	120,310
The Walt Disney Co.
2.65% 01/13/31	60,000	62,712
3.35% 03/24/25	100,000	107,922
3.38% 11/15/26	100,000	109,650
3.50% 05/13/40	100,000	110,285
6.65% 11/15/37	79,000	117,698
The Williams Companies Inc.
3.70% 01/15/23	10,000	10,330
4.55% 06/24/24	40,000	43,650
5.75% 06/24/44	15,000	19,807
Thermo Fisher Scientific Inc.
1.75% 10/15/28	20,000	19,952
2.00% 10/15/31	35,000	34,280
2.80% 10/15/41	20,000	19,944
Time Warner Cable LLC
4.50% 09/15/42	150,000	162,730
T-Mobile USA Inc.
2.25% 11/15/31	100,000	97,939
2.55% 02/15/31	40,000	40,167
3.60% 11/15/60	45,000	44,286
4.38% 04/15/40	150,000	172,614
Total Capital International S.A.
3.46% 02/19/29	100,000	110,612
Toyota Motor Credit Corp.
0.45% 01/11/24	100,000	99,758
2.70% 01/11/23	100,000	103,021
2.90% 03/30/23	100,000	103,885
3.65% 01/08/29	100,000	112,635
Trane Technologies Global Holding Company Ltd.
4.25% 06/15/23	100,000	106,331
Trane Technologies Luxembourg Finance S.A.
4.50% 03/21/49	100,000	124,040
TransCanada PipeLines Ltd.
5.10% 03/15/49	50,000	65,403
7.63% 01/15/39	100,000	154,878
Transcontinental Gas Pipe Line Company LLC
3.95% 05/15/50	100,000	112,113
Truist Bank
3.00% 02/02/23	100,000	103,335
3.20% 04/01/24	50,000	53,117
	Principal Amount	Fair Value
Truist Financial Corp.
1.95% 06/05/30	$135,000	$135,184
Tucson Electric Power Co.
4.85% 12/01/48	50,000	64,310
TWDC Enterprises 18 Corp.
3.00% 07/30/46	60,000	60,613
Tyson Foods Inc.
4.00% 03/01/26	15,000	16,677
4.88% 08/15/34	70,000	85,959
5.10% 09/28/48	35,000	46,192
U.S. Bancorp
3.95% 11/17/25	100,000	111,389
U.S. Bank NA
2.80% 01/27/25	50,000	52,970
UDR Inc.
2.10% 06/15/33	100,000	95,524
4.40% 01/26/29	50,000	57,390
Unilever Capital Corp.
0.38% 09/14/23	100,000	100,046
2.90% 05/05/27	100,000	107,658
Union Electric Co.
2.15% 03/15/32	100,000	99,275
2.95% 06/15/27	100,000	107,150
3.50% 03/15/29	25,000	27,559
3.65% 04/15/45	35,000	39,169
Union Pacific Corp.
2.38% 05/20/31	20,000	20,490
2.89% 04/06/36 (c)	95,000	98,567
2.97% 09/16/62	15,000	14,498
3.50% 06/08/23	50,000	52,480
3.55% 08/15/39	15,000	16,632
3.84% 03/20/60	105,000	120,498
3.95% 08/15/59	20,000	23,422
United Airlines 2020-1 Class A Pass Through Trust
5.88% 04/15/29	157,671	175,831
United Parcel Service Inc.
2.45% 10/01/22	75,000	76,629
3.05% 11/15/27	50,000	54,960
3.75% 11/15/47	50,000	58,014
3.90% 04/01/25	100,000	109,473
UnitedHealth Group Inc.
1.25% 01/15/26	90,000	90,655
2.88% 08/15/29	75,000	80,339
2.95% 10/15/27	100,000	108,616
3.10% 03/15/26	50,000	54,283
3.50% 02/15/24	10,000	10,685
3.70% 12/15/25 - 08/15/49	75,000	84,923
3.75% 10/15/47	100,000	114,126
3.88% 12/15/28	15,000	17,083
4.45% 12/15/48	10,000	12,668
4.63% 07/15/35	45,000	56,107
6.88% 02/15/38	100,000	153,641
University of Notre Dame du Lac
3.39% 02/15/48	25,000	28,560
Unum Group
4.50% 12/15/49	30,000	31,997
Vale Overseas Ltd.
6.25% 08/10/26	100,000	118,558
6.88% 11/10/39	100,000	135,331
Valero Energy Corp.
2.85% 04/15/25	25,000	26,329
6.63% 06/15/37	50,000	67,254

See Notes to Schedule of Investments.
106	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Valero Energy Partners LP
4.38% 12/15/26	$100,000	$112,232
Ventas Realty LP
4.00% 03/01/28	50,000	55,676
4.40% 01/15/29	100,000	114,216
VEREIT Operating Partnership LP
3.40% 01/15/28	100,000	108,060
4.60% 02/06/24	20,000	21,581
VeriSign Inc.
2.70% 06/15/31	80,000	81,363
Verisk Analytics Inc.
4.13% 03/15/29	60,000	68,054
Verizon Communications Inc.
0.75% 03/22/24	35,000	35,152
1.75% 01/20/31	100,000	95,134
2.10% 03/22/28	60,000	60,913
2.63% 08/15/26	100,000	105,818
3.38% 02/15/25	100,000	108,018
3.70% 03/22/61	245,000	258,982
3.88% 02/08/29	5,000	5,612
4.02% 12/03/29	100,000	113,402
4.33% 09/21/28	109,000	125,388
4.40% 11/01/34	50,000	59,214
4.52% 09/15/48	150,000	183,607
4.81% 03/15/39	189,000	234,672
VF Corp.
2.95% 04/23/30	30,000	31,561
ViacomCBS Inc.
4.00% 01/15/26	50,000	55,101
5.85% 09/01/43	100,000	136,656
Virginia Electric & Power Co.
4.60% 12/01/48	60,000	77,343
4.65% 08/15/43	100,000	124,554
Visa Inc.
2.00% 08/15/50	100,000	86,474
4.30% 12/14/45	100,000	125,645
VMware Inc.
4.50% 05/15/25	100,000	111,432
Vodafone Group PLC
4.38% 05/30/28	55,000	63,180
5.00% 05/30/38	100,000	125,199
5.25% 05/30/48	50,000	64,784
Vornado Realty LP
3.50% 01/15/25	50,000	53,202
Vulcan Materials Co.
4.70% 03/01/48	50,000	61,967
Walgreens Boots Alliance Inc.
3.45% 06/01/26	55,000	59,621
Walmart Inc.
1.80% 09/22/31	350,000	346,769
2.35% 12/15/22	100,000	102,305
3.25% 07/08/29	40,000	44,390
3.40% 06/26/23	50,000	52,567
Waste Connections Inc.
3.50% 05/01/29	50,000	54,808
Waste Management Inc.
2.00% 06/01/29	25,000	25,127
Wells Fargo & Co.
4.13% 08/15/23	150,000	159,876
4.15% 01/24/29	100,000	113,524
4.40% 06/14/46	50,000	59,528
4.65% 11/04/44	50,000	60,907
4.75% 12/07/46	100,000	125,092
5.61% 01/15/44	69,000	93,914
	Principal Amount	Fair Value
Wells Fargo & Co. (2.16% fixed rate until 02/11/25; 0.75% + 3 month USD LIBOR thereafter)
2.16% 02/11/26 (f)	$165,000	$170,300
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (f)	120,000	123,767
Wells Fargo & Co. (2.41% fixed rate until 10/30/24; 1.09% + SOFR thereafter)
2.41% 10/30/25 (f)	90,000	93,747
Wells Fargo & Co. (2.87% fixed rate until 10/30/29; 1.43% + SOFR thereafter)
2.88% 10/30/30 (f)	100,000	104,590
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (f)	165,000	169,830
Welltower Inc.
3.63% 03/15/24	25,000	26,657
Westinghouse Air Brake Technologies Corp.
3.45% 11/15/26	100,000	107,160
Westlake Chemical Corp.
4.38% 11/15/47	50,000	57,146
Westpac Banking Corp.
2.96% 11/16/40	100,000	98,643
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (f)	100,000	108,625
Westpac Banking Corp. (4.32% fixed rate until 11/23/26; 2.24% - 5 Year US ISDA thereafter)
4.32% 11/23/31 (f)	100,000	110,323
Weyerhaeuser Co.
7.38% 03/15/32	100,000	142,212
Whirlpool Corp.
3.70% 05/01/25	50,000	54,236
Willis North America Inc.
2.95% 09/15/29	85,000	88,822
3.88% 09/15/49	35,000	38,848
4.50% 09/15/28	50,000	57,127
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	12,358
Wisconsin Public Service Corp.
3.30% 09/01/49	20,000	21,140
WP Carey Inc.
3.85% 07/15/29	50,000	55,403
WR Berkley Corp.
4.00% 05/12/50	20,000	22,999
WRKCo Inc.
4.20% 06/01/32	50,000	57,459
Xcel Energy Inc.
0.50% 10/15/23	80,000	80,098
3.30% 06/01/25	50,000	53,389
Xilinx Inc.
2.38% 06/01/30	100,000	102,009
Zimmer Biomet Holdings Inc.
3.05% 01/15/26	100,000	106,699
3.70% 03/19/23	75,000	78,250

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	107

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Zoetis Inc.
3.00% 05/15/50	$70,000	$71,104
		98,698,700
Non-Agency Collateralized Mortgage Obligations - 0.2%
BANK 2017-BNK5
3.13% 06/15/60	250,000	268,158
BANK 2019-BNK20
3.01% 09/15/62	50,000	53,602
BANK 2019-BNK22
2.98% 11/15/62	50,000	53,498
BBCMS Mortgage Trust
4.31% 12/15/51	50,000	57,690
Benchmark Mortgage Trust
2.58% 04/15/54	150,000	155,548
4.51% 05/15/53 (f)	400,000	466,420
CD 2017-CD6 Mortgage Trust
3.46% 11/13/50	150,000	164,697
Citigroup Commercial Mortgage Trust
4.03% 05/10/47	100,000	106,211
Comm 2014-UBS2 Mortgage Trust
3.96% 03/10/47	400,000	427,653
COMM 2015-LC19 Mortgage Trust
3.18% 02/10/48	150,000	159,882
CSAIL 2021-C20 Commercial Mortgage Trust
2.80% 03/15/54	250,000	261,642
GS Mortgage Securities Trust
2.78% 10/10/49	71,706	74,841
3.97% 02/10/52	50,000	56,742
JPMBB Commercial Mortgage Securities Trust
3.41% 03/15/50	145,685	154,502
3.76% 08/15/46 (f)	95,805	98,742
3.80% 09/15/47	75,000	80,625
Morgan Stanley Bank of America Merrill Lynch Trust
2.86% 09/15/49	250,000	264,624
Morgan Stanley Capital I Trust
3.60% 12/15/49	150,000	164,129
UBS Commercial Mortgage Trust
4.07% 12/15/51	100,000	111,147
Wells Fargo Commercial Mortgage Trust
2.34% 08/15/54	350,000	354,999
WFRBS Commercial Mortgage Trust
4.02% 12/15/46	35,000	37,268
WF-RBS COMMERCIAL MORTGAGE TRUST
3.75% 09/15/57	250,000	268,529
		3,841,149
Sovereign Bonds - 0.3%
Export Development Canada
2.50% 01/24/23 (e)	200,000	205,942
Export-Import Bank of Korea
1.13% 12/29/26 (e)	200,000	198,722
FMS Wertmanagement
2.75% 01/30/24 (e)	100,000	105,316
Government of Chile
3.13% 01/21/26	100,000	106,897
3.50% 01/25/50 (e)	100,000	100,195
	Principal Amount	Fair Value
Government of Hungary
5.38% 03/25/24 (e)	$100,000	$111,052
Government of Indonesia
3.05% 03/12/51 (e)	100,000	94,624
4.75% 02/11/29 (e)	100,000	116,706
Government of Israel
2.88% 03/16/26 (e)	100,000	107,159
3.88% 07/03/50 (e)	100,000	114,020
Government of Italy
2.88% 10/17/29 (e)	100,000	103,720
5.38% 06/15/33 (e)	150,000	188,472
Government of Mexico
4.35% 01/15/47	100,000	100,553
4.75% 03/08/44 (e)	102,000	108,955
5.00% 04/27/51 (e)	100,000	109,911
5.75% 10/12/10 (e)	172,000	195,960
6.05% 01/11/40 (e)	130,000	159,526
Government of Panama
3.75% 03/16/25 (e)	100,000	107,478
4.50% 04/01/56 (e)	100,000	108,564
6.70% 01/26/36 (e)	150,000	199,669
Government of Peru
6.55% 03/14/37	147,000	198,525
7.35% 07/21/25	100,000	121,035
Government of Philippines
2.46% 05/05/30 (e)	200,000	204,532
2.95% 05/05/45 (e)	100,000	95,307
3.70% 03/01/41 (e)	100,000	106,092
3.75% 01/14/29 (e)	100,000	111,790
Government of Poland
3.25% 04/06/26	100,000	109,683
Government of Uruguay
4.38% 01/23/31 (e)	100,000	115,632
4.50% 08/14/24 (e)	100,000	107,275
4.98% 04/20/55 (e)	100,000	125,398
Japan Bank for International Cooperation
0.50% 04/15/24 (e)	200,000	199,564
1.63% 10/17/22 (e)	200,000	202,824
2.88% 07/21/27 (e)	100,000	108,420
Korea International Bond
2.50% 06/19/29 (e)	100,000	105,901
Province of Alberta Canada
2.95% 01/23/24 (e)	150,000	158,438
Province of Ontario Canada
0.63% 01/21/26 (e)	100,000	98,490
1.60% 02/25/31 (e)	200,000	197,066
3.05% 01/29/24 (e)	150,000	158,853
Province of Quebec Canada
0.60% 07/23/25 (e)	200,000	198,326
Svensk Exportkredit AB
1.63% 11/14/22 (e)	200,000	203,148
The Korea Development Bank
2.13% 10/01/24 (e)	100,000	104,568
		5,674,308
Municipal Bonds and Notes - 0.1%
Board of Regents of the University of Texas System
4.79% 08/15/46 (e)	100,000	133,340
Chicago O'Hare International Airport
4.47% 01/01/49 (e)	100,000	129,314

See Notes to Schedule of Investments.
108	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90% 12/01/40 (e)	$75,000	$106,140
Commonwealth of Massachusetts
4.50% 08/01/31	100,000	120,559
Dallas Area Rapid Transit
5.02% 12/01/48 (e)	75,000	102,973
East Bay Municipal Utility District
5.87% 06/01/40 (e)	100,000	144,571
Los Angeles Department of Water & Power
6.57% 07/01/45 (e)	100,000	161,569
6.60% 07/01/50 (e)	90,000	152,630
Los Angeles Unified School District
5.76% 07/01/29 (e)	110,000	135,570
Municipal Electric Authority of Georgia
6.64% 04/01/57 (e)	122,000	183,181
New York City Water & Sewer System
6.01% 06/15/42 (e)	50,000	76,227
New York State Dormitory Authority
3.14% 07/01/43 (e)	50,000	50,987
New York State Urban Development Corp.
3.90% 03/15/33 (e)	25,000	27,846
North Texas Tollway Authority
6.72% 01/01/49 (e)	100,000	165,905
Port Authority of New York & New Jersey
5.31% 08/01/46 (e)	200,000	220,574
Sales Tax Securitization Corp.
4.64% 01/01/40 (e)	25,000	30,263
South Carolina State Public Service Authority
6.45% 01/01/50 (e)	50,000	79,583
State of California
2.50% 10/01/29	100,000	105,046
	Principal Amount	Fair Value
7.60% 11/01/40	$100,000	$172,404
Texas Transportation Commission
2.56% 04/01/42	80,000	80,885
University of California
4.60% 05/15/31 (e)	100,000	117,113
6.58% 05/15/49 (e)	100,000	152,582
		2,649,262
Total Bonds and Notes (Cost $430,674,479)		447,944,034

	Number of Shares
Exchange Traded & Mutual Funds - 9.5%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,788,188	37,641,357
SPDR Portfolio Long Term Corporate Bond ETF (h)	1,677,874	52,618,129
SPDR Portfolio Long Term Treasury ETF (h)	1,266,723	52,302,993
Vanguard FTSE Europe ETF	405,994	26,637,266
Total Exchange Traded & Mutual Funds (Cost $158,439,756)		169,199,745
Total Investments in Securities (Cost $1,616,651,773)		1,731,555,139
Short-Term Investments - 5.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (h)(i) (Cost $90,370,884)	90,370,884	90,370,884
Total Investments (Cost $1,707,022,657)		1,821,926,023
Liabilities in Excess of Other Assets, net - (1.9)%		(33,602,595)
NET ASSETS - 100.0%		$1,788,323,428

Other Information:

The Fund had the following long futures contracts open at September 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	December 2021	9	$2,017,143	$1,933,988	$(83,155)
MSCI Emerging Markets Index Futures	December 2021	31	2,018,302	1,930,680	(87,622)
E-mini Russell 2000 Index Futures	December 2021	5	550,916	550,200	(716)
MSCI EAFE Mini Index Futures	December 2021	81	9,600,758	9,181,350	(419,408)
					$(590,901)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	109

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to $12,801,454 or 0.72% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(e)	At September 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(f)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(g)	Step coupon bond.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2021.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
ADR - American Depositary Receipt
AGC - Assured Guaranty Corporation
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
MBIA - Municipal Bond Investors Assurance Corporation
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SPDR - Standard and Poor's Depositary Receipt
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$723,192,012	$845	$—(a)	$723,192,857
Foreign Equity	74,373,015	316,840,116	5,372	391,218,503
U.S. Treasuries	—	224,010,541	—	224,010,541
Agency Mortgage Backed	—	108,614,286	—	108,614,286
Agency Collateralized Mortgage Obligations	—	3,440,064	—	3,440,064
Asset Backed	—	1,015,724	—	1,015,724
Corporate Notes	—	98,698,700	—	98,698,700
Non-Agency Collateralized Mortgage Obligations	—	3,841,149	—	3,841,149
Sovereign Bonds	—	5,674,308	—	5,674,308
Municipal Bonds and Notes	—	2,649,262	—	2,649,262
Exchange Traded & Mutual Funds	169,199,745	—	—	169,199,745
Short-Term Investments	90,370,884	—	—	90,370,884
Total Investments in Securities	$1,057,135,656	$764,784,995	$5,372	$1,821,926,023
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(590,901)	—	—	(590,901)

(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2021.
See Notes to Schedule of Investments.
110	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

The Fund was invested in the following countries/territories at September 30, 2021 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	77.17%
Japan	3.09%
China	2.22%
United Kingdom	1.83%
Canada	1.65%
Switzerland	1.32%
France	1.29%
Germany	1.17%
Taiwan	0.99%
Australia	0.93%
Netherlands	0.90%
South Korea	0.89%
India	0.83%
Ireland	0.57%
Hong Kong	0.51%
Sweden	0.46%
Denmark	0.32%
Brazil	0.32%
Spain	0.32%
Supranational	0.27%
Italy	0.27%
Russian Federation	0.25%
Saudi Arabia	0.23%
South Africa	0.22%
Mexico	0.19%
Finland	0.16%
Singapore	0.15%
Thailand	0.12%
Israel	0.11%
Indonesia	0.10%
Norway	0.10%
Belgium	0.10%
Malaysia	0.09%
Bermuda	0.09%
Philippines	0.07%
Poland	0.06%
Luxembourg	0.06%
UAE	0.06%
Chile	0.05%
Qatar	0.05%
Kuwait	0.04%
Cayman Islands	0.04%
New Zealand	0.04%
Uruguay	0.04%
Peru	0.03%
Austria	0.03%
Puerto Rico	0.03%
Panama	0.03%
Hungary	0.02%
Portugal	0.02%
Cyprus	0.02%
Turkey	0.01%
Isle Of Man	0.01%
Greece	0.01%
Jersey	0.01%
Czech	0.01%
Colombia	0.01%
Monaco	0.01%
Macau	0.01%
Jordan	0.00%
Guernsey	0.00%
Egypt	0.00%
Romania	0.00%
Bahamas	0.00%
Argentina	0.00%
Pakistan	0.00%
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2021 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	9.29%	0.00%	9.29%
Diversified Banks	0.95%	2.31%	3.26%
Interactive Media & Services	2.02%	0.48%	2.50%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	111

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Technology Hardware, Storage & Peripherals	1.87%	0.45%	2.32%
Pharmaceuticals	1.20%	1.12%	2.32%
Semiconductors	1.57%	0.74%	2.31%
Systems Software	2.15%	0.04%	2.19%
Application Software	1.63%	0.29%	1.92%
Internet & Direct Marketing Retail	1.28%	0.62%	1.90%
Biotechnology	1.49%	0.21%	1.70%
Healthcare Equipment	1.12%	0.36%	1.48%
Data Processing & Outsourced Services	1.24%	0.14%	1.38%
Automobile Manufacturers	0.61%	0.59%	1.20%
Regional Banks	1.07%	0.04%	1.11%
Integrated Oil & Gas	0.37%	0.58%	0.95%
Industrial Machinery	0.54%	0.30%	0.84%
Electric Utilities	0.52%	0.30%	0.82%
Packaged Foods & Meats	0.31%	0.51%	0.82%
Life Sciences Tools & Services	0.54%	0.17%	0.71%
Aerospace & Defense	0.53%	0.16%	0.69%
Semiconductor Equipment	0.32%	0.36%	0.68%
IT Consulting & Other Services	0.22%	0.46%	0.68%
Integrated Telecommunication Services	0.34%	0.31%	0.65%
Movies & Entertainment	0.58%	0.06%	0.64%
Life & Health Insurance	0.17%	0.46%	0.63%
Specialty Chemicals	0.36%	0.27%	0.63%
Asset Management & Custody Banks	0.43%	0.16%	0.59%
Industrial Conglomerates	0.32%	0.25%	0.57%
Restaurants	0.46%	0.10%	0.56%
Apparel, Accessories & Luxury Goods	0.07%	0.48%	0.55%
Oil & Gas Exploration & Production	0.45%	0.10%	0.55%
Household Products	0.41%	0.12%	0.53%
Electrical Components & Equipment	0.35%	0.15%	0.50%
Financial Exchanges & Data	0.34%	0.15%	0.49%
Managed Healthcare	0.47%	0.01%	0.48%
Multi-Sector Holdings	0.41%	0.08%	0.49%
Specialized REITs	0.47%	0.00%	0.47%
Property & Casualty Insurance	0.26%	0.20%	0.46%
Investment Banking & Brokerage	0.39%	0.07%	0.46%
Soft Drinks	0.40%	0.04%	0.44%
Building Products	0.24%	0.20%	0.44%
Home Improvement Retail	0.40%	0.01%	0.41%
Research & Consulting Services	0.21%	0.20%	0.41%
Railroads	0.22%	0.18%	0.40%
Hypermarkets & Super Centers	0.34%	0.06%	0.40%
See Notes to Schedule of Investments.
112	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Trading Companies & Distributors	0.18%	0.20%	0.38%
Personal Products	0.10%	0.28%	0.38%
Communications Equipment	0.32%	0.06%	0.38%
Healthcare Services	0.33%	0.04%	0.37%
Internet Services & Infrastructure	0.22%	0.14%	0.36%
Multi-Utilities	0.24%	0.12%	0.36%
Cable & Satellite	0.34%	0.02%	0.36%
Wireless Telecommunication Services	0.07%	0.28%	0.35%
Consumer Finance	0.31%	0.04%	0.35%
Diversified Metals & Mining	0.02%	0.33%	0.35%
Electronic Components	0.11%	0.22%	0.33%
Air Freight & Logistics	0.21%	0.12%	0.33%
Multi-Line Insurance	0.08%	0.24%	0.32%
Tobacco	0.19%	0.12%	0.31%
Construction Machinery & Heavy Trucks	0.21%	0.10%	0.31%
Electronic Equipment & Instruments	0.18%	0.13%	0.31%
Healthcare Supplies	0.19%	0.10%	0.29%
Oil & Gas Refining & Marketing	0.12%	0.17%	0.29%
Food Retail	0.05%	0.24%	0.29%
Commodity Chemicals	0.09%	0.20%	0.29%
Construction & Engineering	0.14%	0.14%	0.28%
Steel	0.09%	0.19%	0.28%
Hotels, Resorts & Cruise Lines	0.23%	0.05%	0.28%
Auto Parts & Equipment	0.12%	0.14%	0.26%
Apparel Retail	0.18%	0.08%	0.26%
Oil & Gas Storage & Transportation	0.12%	0.14%	0.26%
Casinos & Gaming	0.14%	0.11%	0.25%
Interactive Home Entertainment	0.10%	0.14%	0.24%
Industrial REITs	0.19%	0.05%	0.24%
Retail REITs	0.18%	0.05%	0.23%
Footwear	0.20%	0.03%	0.23%
General Merchandise Stores	0.16%	0.07%	0.23%
Distillers & Vintners	0.04%	0.17%	0.21%
Home Building	0.17%	0.04%	0.21%
Automotive Retail	0.18%	0.03%	0.21%
Healthcare Technology	0.18%	0.03%	0.21%
Thrifts & Mortgage Finance	0.15%	0.06%	0.21%
Trucking	0.19%	0.01%	0.20%
Residential REITs	0.19%	0.00%	0.19%
Construction Materials	0.05%	0.14%	0.19%
Insurance Brokers	0.17%	0.02%	0.19%
Gold	0.04%	0.14%	0.18%
Healthcare Facilities	0.14%	0.04%	0.18%
Gas Utilities	0.08%	0.10%	0.18%
Consumer Electronics	0.02%	0.16%	0.18%
Environmental & Facilities Services	0.15%	0.02%	0.17%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	113

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Human Resource & Employment Services	0.09%	0.08%	0.17%
Office REITs	0.13%	0.03%	0.16%
Diversified REITs	0.10%	0.05%	0.15%
Specialty Stores	0.12%	0.02%	0.14%
Brewers	0.01%	0.13%	0.14%
Airlines	0.11%	0.03%	0.14%
Health Care REITs	0.14%	0.00%	0.14%
Mortgage REITs	0.13%	0.00%	0.13%
Leisure Products	0.09%	0.04%	0.13%
Oil & Gas Equipment & Services	0.12%	0.01%	0.13%
Agricultural & Farm Machinery	0.10%	0.03%	0.13%
Fertilizers & Agricultural Chemicals	0.06%	0.07%	0.13%
Real Estate Operating Companies	0.01%	0.11%	0.12%
Diversified Real Estate Activities	0.01%	0.12%	0.13%
Diversified Chemicals	0.02%	0.10%	0.12%
Diversified Capital Markets	0.00%	0.12%	0.12%
Advertising	0.06%	0.05%	0.11%
Electronic Manufacturing Services	0.04%	0.06%	0.10%
Healthcare Distributors	0.09%	0.02%	0.11%
Paper Packaging	0.07%	0.03%	0.10%
Industrial Gases	0.04%	0.06%	0.10%
Real Estate Services	0.09%	0.01%	0.10%
Marine	0.02%	0.08%	0.10%
Reinsurance	0.01%	0.08%	0.09%
Real Estate Development	0.00%	0.09%	0.09%
Broadcasting	0.09%	0.01%	0.10%
Diversified Support Services	0.08%	0.01%	0.09%
Water Utilities	0.07%	0.02%	0.09%
Heavy Electrical Equipment	0.02%	0.07%	0.09%
Hotel & Resort REITs	0.08%	0.00%	0.08%
Food Distributors	0.07%	0.01%	0.08%
Education Services	0.07%	0.01%	0.08%
Metal & Glass Containers	0.07%	0.01%	0.08%
Agricultural Products	0.05%	0.02%	0.07%
Other Diversified Financial Services	0.01%	0.06%	0.07%
Copper	0.04%	0.03%	0.07%
Tires & Rubber	0.01%	0.05%	0.06%
Paper Products	0.02%	0.04%	0.06%
Independent Power Producers & Energy Traders	0.03%	0.03%	0.06%
Household Appliances	0.03%	0.03%	0.06%
Renewable Electricity	0.02%	0.03%	0.05%
Aluminum	0.02%	0.03%	0.05%
Department Stores	0.03%	0.03%	0.06%
Technology Distributors	0.05%	0.00%	0.05%
Leisure Facilities	0.03%	0.02%	0.05%
Alternative Carriers	0.05%	0.00%	0.05%
See Notes to Schedule of Investments.
114	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Coal & Consumable Fuels	0.02%	0.03%	0.05%
Publishing	0.03%	0.01%	0.04%
Home Furnishing Retail	0.04%	0.01%	0.05%
Computer & Electronics Retail	0.04%	0.01%	0.05%
Drug Retail	0.03%	0.02%	0.05%
Highways & Railtracks	0.00%	0.04%	0.04%
Airport Services	0.00%	0.04%	0.04%
Distributors	0.04%	0.00%	0.04%
Home Furnishings	0.03%	0.00%	0.03%
Security & Alarm Services	0.01%	0.02%	0.03%
Office Services & Supplies	0.03%	0.00%	0.03%
Specialized Consumer Services	0.03%	0.00%	0.03%
Precious Metals & Minerals	0.00%	0.03%	0.03%
Specialized Finance	0.00%	0.02%	0.02%
Motorcycle Manufacturers	0.01%	0.02%	0.03%
Commercial Printing	0.01%	0.01%	0.02%
Forest Products	0.00%	0.01%	0.01%
Oil & Gas Drilling	0.02%	0.00%	0.02%
Marine Ports & Services	0.00%	0.01%	0.01%
Silver	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Textiles	0.00%	0.00%	0.00%
			70.45%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	12.29%
Agency Mortgage Backed	5.96%
Corporate Notes	5.42%
Sovereign Bonds	0.31%
Non-Agency Collateralized Mortgage Obligations	0.21%
Agency Collateralized Mortgage Obligations	0.19%
Municipal Bonds and Notes	0.15%
Asset Backed	0.06%
24.59%

Short-Term Investments	Percentage (based on Fair Value)

Short-Term Investments	4.96%
100.00%

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	115

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	829,249	$90,338,386	$67,020,125	$157,202,654	$3,894,486	$(4,050,343)	—	$—	$2,205,474
SPDR Bloomberg Barclays International Treasury Bond ETF	1,143,138	35,700,200	1,194,104	36,212,733	558,734	(1,240,305)	—	—	26,409
SPDR Dow Jones REIT ETF	54,355	4,712,578	—	5,854,498	1,550,420	(408,500)	—	—	74,268
SPDR Portfolio Long Term Corporate Bond ETF	546,231	18,080,246	42,010,123	6,398,241	(120,374)	(953,625)	1,677,874	52,618,129	591,173
SPDR Portfolio Long Term Treasury ETF	—	—	60,206,359	10,444,652	329,016	2,212,270	1,266,723	52,302,993	319,283
State Street Institutional U.S. Government Money Market Fund - Class G Shares	84,964,250	84,964,250	482,255,278	476,848,644	—	—	90,370,884	90,370,884	5,012
TOTAL		$233,795,660	$652,685,989	$692,961,422	$6,212,282	$(4,440,503)		$195,292,006	$3,221,619
See Notes to Schedule of Investments.
116	State Street Total Return V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.5% †
Alternate Housing - 10.5%
American Campus Communities Inc.	16,720	$810,084
Invitation Homes Inc.	39,590	1,517,485
Sun Communities Inc.	4,990	923,649
		3,251,218
Data Center - 10.3%
Digital Realty Trust Inc.	6,400	924,480
Equinix Inc.	2,840	2,243,969
		3,168,449
Healthcare - 10.8%
Diversified Healthcare Trust	22,990	77,936
Healthpeak Properties Inc.	7,380	247,082
Medical Properties Trust Inc.	31,050	623,174
Omega Healthcare Investors Inc.	3,059	91,648
Sabra Health Care REIT Inc.	21,850	321,632
Ventas Inc.	17,059	941,827
Welltower Inc.	12,590	1,037,416
		3,340,715
Hotel - 3.9%
Apple Hospitality REIT Inc.	5,397	84,895
Host Hotels & Resorts Inc. (a)	33,410	545,585
Park Hotels & Resorts Inc. (a)	12,711	243,288
Xenia Hotels & Resorts Inc. (a)	17,936	318,185
		1,191,953
Industrial - 14.3%
Americold Realty Trust	13,229	384,303
Duke Realty Corp.	17,345	830,305
First Industrial Realty Trust Inc.	6,822	355,290
Prologis Inc.	18,010	2,258,994
Rexford Industrial Realty Inc.	10,320	585,660
		4,414,552
Multifamily - 13.7%
AvalonBay Communities Inc.	5,060	1,121,498
Equity Residential	14,250	1,153,110
Essex Property Trust Inc.	1,686	539,082
Independence Realty Trust Inc.	6,711	136,569
Mid-America Apartment Communities Inc.	1,940	362,295
UDR Inc.	17,347	919,044
		4,231,598
Net Lease - 5.0%
Agree Realty Corp.	9,260	613,290
Broadstone Net Lease Inc.	5,426	134,619
STORE Capital Corp.	11,642	372,893
VEREIT Inc.	9,647	436,334
		1,557,136
Office - 6.8%
Brandywine Realty Trust	12,277	164,757
Cousins Properties Inc.	11,750	438,157
Empire State Realty Trust Inc., Class A	13,420	134,603
Hudson Pacific Properties Inc.	10,740	282,140
JBG SMITH Properties	13,646	404,058
Kilroy Realty Corp.	6,942	459,630
	Number of Shares	Fair Value
SL Green Realty Corp.	3,080	$218,187
		2,101,532
Regional Malls - 2.9%
Simon Property Group Inc.	6,980	907,191
Self Storage - 7.7%
Extra Space Storage Inc.	3,560	598,044
Life Storage Inc.	7,290	836,455
Public Storage	3,150	935,865
		2,370,364
Shopping Centers - 6.5%
Acadia Realty Trust	18,840	384,525
Brixmor Property Group Inc.	36,170	799,719
Phillips Edison & Company Inc.	6,406	196,728
Retail Opportunity Investments Corp.	6,958	121,208
Retail Properties of America Inc., Class A	23,770	306,158
RPT Realty	16,132	205,844
		2,014,182
Specialty - 7.1%
EPR Properties	2,590	127,894
Gaming & Leisure Properties Inc.	4,861	225,161
MGM Growth Properties LLC, Class A	10,590	405,597
Outfront Media Inc.	8,588	216,418
SBA Communications Corp.	1,994	659,157
VICI Properties Inc.	19,247	546,807
		2,181,034
Total Common Stock (REITs) (Cost $22,983,923)		30,729,924
Short-Term Investments - 0.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (b)(c) (Cost $205,297)	205,297	205,297
Total Investments (Cost $23,189,220)		30,935,221
Liabilities in Excess of Other Assets, net - (0.2)%		(67,581)
NET ASSETS - 100.0%		$30,867,640
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2021.

See Notes to Schedule of Investments.
State Street Real Estate Securities V.I.S. Fund	117

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$30,729,924	$—	$—	$30,729,924
Short-Term Investments	205,297	—	—	205,297
Total Investments in Securities	$30,935,221	$—	$—	$30,935,221

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	140,904	$140,904	$6,526,681	$6,462,288	$—	$—	205,297	$205,297	$36
See Notes to Schedule of Investments.
118	State Street Real Estate Securities V.I.S. Fund

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At September 30, 2021, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted
119

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2021 is disclosed in each Fund’s Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended September 30, 2021, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of Cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash

Credit Default Swaps
During the period ended September 30, 2021, the State Street Income V.I.S. Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no
120

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
121